Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 13.2%
AMMC CLO XII Ltd., (Cayman Islands), Series 2013-12A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 1.40%, 11/10/2030 (e) (aa)		1,250	1,250
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (ICE LIBOR USD 3 Month + 1.05%), 1.27%, 01/28/2031 (e) (aa)		1,250	1,244
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 1.31%, 01/28/2031 (e) (aa)		1,577	1,576
Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 1.22%, 07/28/2028 (e) (aa)		1,497	1,497
Apidos CLO XXI, (Cayman Islands), Series 2015-21A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 1.15%, 07/18/2027 (e) (aa)		855	855
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.02%, 11/17/2027 (e) (aa)		425	424
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.05%, 04/22/2027 (e) (aa)		949	949
Avery Point VI CLO Ltd., (Cayman Islands), Series 2015-6A, Class AR2, (ICE LIBOR USD 3 Month + 0.90%), 1.06%, 08/05/2027 (e) (aa)		1,500	1,500
Battalion CLO Ltd., (Cayman Islands), Series 2020-18A, Class A1, (ICE LIBOR USD 3 Month + 1.80%), 2.04%, 10/15/2032 (e) (aa)		1,000	1,002
Benefit Street Partners CLO VI Ltd., (Cayman Islands), Series 2015-VIA, Class A1R, (ICE LIBOR USD 3 Month + 1.24%), 1.46%, 10/18/2029 (e) (aa)		1,000	1,000
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (ICE LIBOR USD 3 Month + 1.10%), 1.32%, 01/20/2031 (e) (aa)		1,000	993
Birch Grove CLO Ltd., (Cayman Islands), Series 19A, Class A, (ICE LIBOR USD 3 Month + 1.49%), 1.67%, 06/15/2031 (e) (aa)		2,000	2,002
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 1.23%, 11/20/2028 (e) (aa)		2,035	2,036
BMW Canada Auto Trust, (Canada), Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	996	796
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.37%, 10/20/2029 (e) (aa)		500	500
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 1.45%, 10/17/2029 (e) (aa)		1,140	1,140
Chesapeake Funding II LLC,
Series 2018-2A, Class A1, 3.23%, 08/15/2030 (e)		776	786
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		729	738
Series 2020-1A, Class A2, (ICE LIBOR USD 1 Month + 0.65%), 0.76%, 08/16/2032 (e) (aa)		921	926
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 1.42%, 10/17/2031 (e) (aa)		750	750
CNH Equipment Trust, Series 2020-A, Class A2, 1.08%, 07/17/2023		435	436
Drive Auto Receivables Trust, Series 2019-4, Class A3, 2.16%, 05/15/2023		202	203
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 0.00%, 07/18/2030 (e) (w) (aa)		1,500	1,500
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)		1,310	1,312

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Enterprise Fleet Financing LLC,
Series 2018-2, Class A2, 3.14%, 02/20/2024 (e)		246	246
Series 2019-3, Class A2, 2.06%, 05/20/2025 (e)		1,072	1,088
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		798	790
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	760	612
Ford Credit Auto Lease Trust, Series 2020-B, Class A2B, (ICE LIBOR USD 1 Month + 0.26%), 0.37%, 12/15/2022 (aa)		1,048	1,049
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 0.51%, 10/15/2023 (aa)		3,000	3,005
Series 2019-1, Class A, 2.84%, 03/15/2024		1,400	1,433
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.71%, 09/15/2024 (aa)		2,480	2,495
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,400	1,403
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.65%), 0.75%, 02/25/2036 (aa)		737	737
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.16%, 01/17/2023		362	366
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 1.36%, 10/19/2028 (e) (aa)		977	977
John Deere Owner Trust, Series 2020-B, Class A2, 0.41%, 03/15/2023		1,294	1,294
KVK CLO Ltd., (Cayman Islands), Series 2018-1A, Class A, (ICE LIBOR USD 3 Month + 0.93%), 1.11%, 05/20/2029 (e) (aa)		373	373
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		239	241
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)		16	15
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 1.01%, 12/16/2058 (e) (aa)		671	671
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.01%, 06/27/2067 (e) (aa)		1,199	1,202
Neuberger Berman Loan Advisers CLO Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 1.39%, 10/18/2030 (e) (aa)		1,900	1,900
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		300	312
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)		1,500	1,497
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 1.26%, 04/30/2027 (e) (aa)		177	177
OZLM XIV Ltd., (Cayman Islands), Series 2015-14A, Class A1AR, (ICE LIBOR USD 3 Month + 1.16%), 1.40%, 01/15/2029 (e) (aa)		655	655
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 1.07%, 01/20/2027 (e) (aa)		1,004	1,003
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.90%, 07/25/2035 (aa)		1,493	1,492

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (ICE LIBOR USD 3 Month + 1.09%), 1.33%, 01/15/2030 (e) (aa)	1,000	999
SLM Student Loan Trust,
Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 0.65%, 12/15/2027 (e) (aa)	867	867
Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.82%, 10/25/2029 (e) (aa)	1,600	1,602
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	618	627
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 1.56%, 02/17/2032 (e) (aa)	1,151	1,163
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	813	834
Series 2020-PTA, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.41%, 09/15/2054 (e) (aa)	859	859
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	700	704
Series 2020-PTB, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.41%, 09/15/2054 (e) (aa)	711	711
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	63	63
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	193	195
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 2.36%, 12/27/2032 (e)	512	517
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)	1,148	1,154
Sound Point CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.37%, 01/23/2029 (e) (aa)	500	500
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 07/15/2030 (e)	221	222
Stratus CLO Ltd., (Cayman Islands), Series 2020-2A, Class A, (ICE LIBOR USD 3 Month + 1.30%), 1.57%, 10/15/2028 (e) (aa)	1,500	1,499
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.16%), 1.38%, 10/13/2029 (e) (aa)	265	265
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,500	1,521
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 1.46%, 10/15/2029 (e) (aa)	2,100	2,100
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 0.38%, 07/22/2024 (aa)	520	521
Voya CLO Ltd., (Cayman Islands),
Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.97%), 1.19%, 07/23/2027 (e) (aa)	697	697
Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 1.39%, 10/15/2031 (e) (aa)	1,150	1,150
VOYA CLO, (Cayman Islands),
Series 2017-2A, Class A1, (ICE LIBOR USD 3 Month + 1.21%), 1.45%, 06/07/2030 (e) (aa)	270	270
Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.98%), 0.00%, 06/07/2030 (e) (w) (aa)	270	270
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024	576	577

Total Asset-Backed Securities (Cost $70,007)		70,335

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Certificates of Deposit — 1.5%
Financial — 1.5%
Banks — 1.5%
Barclays Bank plc, (United Kingdom), 0.33%, 02/01/2022		1,900	1,901
Credit Suisse AG, (Switzerland), (United States SOFR + 0.30%), 0.31%, 09/17/2021 (aa)		3,000	3,002
Sumitomo Mitsui Banking Corp., (Japan), 0.70%, 07/15/2022		3,000	3,002

Total Financial			7,905

Total Certificates of Deposit (Cost $7,900)			7,905

Collateralized Mortgage Obligations — 3.8%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 0.89%, 11/16/2066 (e) (aa)		167	168
Canterbury Finance NO 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.40%, 05/16/2056 (aa)	GBP	1,000	1,392
COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.26%, 09/25/2065 (e) (z)		361	363
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.48%, 08/26/2058 (e) (z)		257	257
Finsbury Square plc, (United Kingdom),
Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.03%, 09/12/2068 (aa)	GBP	298	411
Series 2019-3, Class A, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.01%), 1.06%, 12/16/2069 (aa)	GBP	262	363
Series 2020-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%), 1.35%, 06/16/2070 (e) (aa)	GBP	460	640
FNMA REMICS, Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.92%, 05/25/2050 (aa)		2,643	2,664
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		1,395	1,410
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.77%, 12/20/2064 (aa)		1,716	1,735
Series 2017-121, Class PE, 3.00%, 07/20/2046		734	752
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.47%, 08/20/2065 (aa)		2,325	2,327
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.54%, 05/20/2044 (aa)		760	761
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		500	508
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 0.95%, 12/22/2069 (e) (aa)		850	852
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 0.90%, 11/15/2049 (aa)	GBP	68	93
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		183	198

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Collateralized Mortgage Obligations — continued
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.30%, 04/27/2057 (aa)	GBP	590		816
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 0.86%, 08/20/2056 (aa)	GBP	190		263
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark+1.25%), 1.30%, 11/17/2030 (e) (aa)	GBP	800		1,105
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 0.79%, 01/21/2070 (e) (aa)		127		127
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		805		814
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		420		421
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.00%, 07/20/2060 (e) (aa)	GBP	200		276
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2045 (e) (aa)	GBP	797		1,100
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.18%, 07/15/2051 (aa)	GBP	115		159

Total Collateralized Mortgage Obligations (Cost $19,418)				19,975

Commercial Mortgage-Backed Securities — 4.3%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.09%, 11/14/2035 (e) (aa)		692		692
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.13%, 09/14/2036 (e) (aa)		500		499
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.16%, 04/15/2036 (e) (aa)		400		399
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.86%, 11/15/2035 (e) (aa)		1,111		1,111
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		1,200		1,266
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.37%, 09/10/2046 (z)		1,000		1,082
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)		1,406		1,395
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.26%, 08/10/2050		750		810
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047		1,156		1,201
Series 2015-CR23, Class A2, 2.85%, 05/10/2048		576		576
Series 2015-CR27, Class A2, 2.22%, 10/10/2048		—	(h)	—	(h)
Series 2015-LC19, Class A2, 2.79%, 02/10/2048		433		433
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048		456		476
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.01%, 11/21/2035 (e) (aa)		190		189

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	971	995
Series 2013-GC14, Class A3, 3.53%, 08/10/2046	147	147
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.13%, 07/05/2031 (e)	1,000	1,067
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	166	171
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	500	518
Morgan Stanley Capital I Trust,
Series 2012-C4, Class AS, 3.77%, 03/15/2045	1,400	1,433
Series 2014-CPT, Class A, 3.35%, 07/13/2029 (e)	1,500	1,500
Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.11%, 05/15/2036 (e) (aa)	700	691

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.08%, 04/14/2036 (e) (aa)	738	738
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, (ICE LIBOR USD 1 Month + 1.25%), 2.24%, 06/15/2033 (e) (aa)	388	390
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AAB, 3.19%, 01/10/2045	211	211
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 1.03%, 10/15/2035 (e) (aa)	361	361
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	618	625
Series 2013-LC12, Class A3FL, (ICE LIBOR USD 1 Month + 1.05%), 1.16%, 07/15/2046 (e) (aa)	1,000	1,002
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	423	432
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	8	8
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3, 2.87%, 11/15/2045	1,654	1,700
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	701	714

Total Commercial Mortgage-Backed Securities (Cost $22,828)		22,832

Corporate Bonds — 54.1%
Basic Materials — 0.9%
Chemicals — 0.9%
LYB International Finance III LLC, (ICE LIBOR USD 3 Month + 1.00%), 1.20%, 10/01/2023 (aa)	2,400	2,407
Nutrition & Biosciences, Inc., 0.70%, 09/15/2022 (e)	2,400	2,404

Total Basic Materials		4,811

Communications — 2.1%
Media — 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 1.86%, 02/01/2024 (aa)	1,000	1,027
4.46%, 07/23/2022	5,250	5,476

		6,503

Telecommunications — 0.9%
NTT Finance Corp., (Japan), 0.37%, 03/03/2023 (e)	2,500	2,499
SK Telecom Co. Ltd., (South Korea), Reg. S, 3.75%, 04/16/2023	400	424
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)	59	59

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Verizon Communications, Inc.,
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 1.23%, 02/17/2023 (aa)	AUD	1,800	1,380
(ICE LIBOR USD 3 Month + 1.10%), 1.30%, 05/15/2025 (aa)		200	205

			4,567

Total Communications			11,070

Consumer Cyclical — 6.6%
Auto Manufacturers — 6.2%
BMW Finance NV, (Netherlands), 2.25%, 08/12/2022 (e)		1,100	1,126
Daimler Finance North America LLC,
0.75%, 03/01/2024 (e)		900	895
Reg. S, (ICE LIBOR USD 3 Month + 0.67%), 0.87%, 11/05/2021 (aa)		300	301
2.55%, 08/15/2022 (e)		3,250	3,333
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.85%), 1.07%, 04/09/2021 (aa)		1,000	1,000
(ICE LIBOR USD 3 Month + 1.10%), 1.29%, 11/06/2021 (aa)		730	734
3.45%, 04/10/2022		2,000	2,047
3.55%, 07/08/2022		3,500	3,625
Hyundai Capital America, 0.80%, 04/03/2023 (e) (w)		2,790	2,784
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 07/13/2022 (e) (aa)		600	600
(ICE LIBOR USD 3 Month + 0.69%), 0.88%, 09/28/2022 (e) (aa)		1,800	1,799
1.05%, 03/08/2024 (e)		1,170	1,170
(ICE LIBOR USD 3 Month + 0.89%), 1.11%, 01/13/2022 (e) (aa)		40	40
Stellantis NV, (Netherlands), 5.25%, 04/15/2023		1,000	1,082
Toyota Motor Credit Corp.,
2.95%, 04/13/2021		3,000	3,001
3.30%, 01/12/2022		1,100	1,125
Volkswagen Group of America Finance LLC,
0.75%, 11/23/2022 (e)		6,000	6,017
(ICE LIBOR USD 3 Month + 0.86%), 1.05%, 09/24/2021 (e) (aa)		1,000	1,004
2.70%, 09/26/2022 (e)		200	206
2.90%, 05/13/2022 (e)		1,250	1,283

			33,172

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Lodging — 0.4%
Marriott International, Inc., Series N, 3.13%, 10/15/2021	2,000	2,012

Total Consumer Cyclical		35,184

Consumer Non-cyclical — 12.1%
Agriculture — 2.1%
Altria Group, Inc., 4.75%, 05/05/2021	4,000	4,014
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 1.07%, 08/15/2022 (aa)	3,200	3,224
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	2,800	2,892
JT International Financial Services BV, (Netherlands), Reg. S, 3.50%, 09/28/2023	1,000	1,068

		11,198

Biotechnology — 0.1%
Gilead Sciences, Inc., 2.50%, 09/01/2023	782	815

Commercial Services — 2.4%
Central Nippon Expressway Co. Ltd., (Japan), Reg. S, 2.36%, 05/28/2021	10,000	10,027
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 1.06%, 08/15/2021 (aa)	2,800	2,806

		12,833

Food — 2.2%
General Mills, Inc.,
2.60%, 10/12/2022	915	944
6.41%, 10/15/2022	500	543
Kroger Co. (The), 2.80%, 08/01/2022	3,000	3,085
Mondelez International Holdings Netherlands BV, (Netherlands), 2.00%, 10/28/2021 (e)	6,000	6,049
Tyson Foods, Inc., 4.50%, 06/15/2022	792	822

		11,443

Healthcare - Services — 1.1%
Anthem, Inc.,
2.95%, 12/01/2022	1,500	1,559
3.13%, 05/15/2022	4,149	4,274

		5,833

Pharmaceuticals — 4.2%
AbbVie, Inc.,
2.90%, 11/06/2022	3,500	3,630
5.00%, 12/15/2021	3,455	3,523
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 1.01%), 1.19%, 12/15/2023 (e) (aa)	2,700	2,737

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
3.88%, 12/15/2023 (e)		3,000	3,233
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 1.03%), 1.21%, 06/06/2022 (aa)		945	954
Cigna Corp., 3.75%, 07/15/2023		1,624	1,736
CVS Health Corp.,
2.13%, 06/01/2021		4,000	4,005
3.50%, 07/20/2022		279	289
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.88%, 09/23/2023		1,000	1,051
Takeda Pharmaceutical Co. Ltd., (Japan), 4.40%, 11/26/2023		1,000	1,093

			22,251

Total Consumer Non-cyclical			64,373

Diversified — 0.2%
Holding Companies—Diversified — 0.2%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022		900	938

Energy — 1.7%
Oil & Gas — 1.3%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)		750	764
Cenovus Energy, Inc., (Canada), 3.80%, 09/15/2023		1,900	2,008
Diamondback Energy, Inc., 0.90%, 03/24/2023		900	900
Dolphin Energy Ltd. LLC, (United Arab Emirates), Reg. S, 5.50%, 12/15/2021		1,500	1,550
Phillips 66, 0.90%, 02/15/2024		1,800	1,801

			7,023

Pipelines — 0.4%
Enbridge, Inc., (Canada), (United States SOFR + 0.40%), 0.41%, 02/17/2023 (aa)		375	376
Williams Cos., Inc. (The), 3.60%, 03/15/2022		1,500	1,536

			1,912

Total Energy			8,935

Financial — 24.4%
Banks — 19.5%
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 1.39%, 11/28/2021 (aa)		3,000	3,012
Banco Santander SA, (Spain), 3.85%, 04/12/2023		1,000	1,061
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.65%), 0.85%, 06/25/2022 (aa)		1,700	1,702
(Canada Bankers Acceptances 3 Month + 1.13%), 2.60%, 03/15/2023 (f) (aa)	CAD	1,000	811
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		4,500	4,680
Bank of Montreal, (Canada), (United States SOFR + 0.68%), 0.69%, 03/10/2023 (aa)		1,900	1,916

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 05/16/2024 (aa)		1,200	1,217
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 1.84%, 06/15/2023 (aa)	AUD	1,000	773
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 1.78%, 12/16/2022 (aa)	AUD	500	386
BPCE SA, (France),
(ICE LIBOR USD 3 Month + 1.22%), 1.40%, 05/22/2022 (e) (aa)		1,000	1,010
3.00%, 05/22/2022 (e)		1,000	1,029
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 1.17%, 07/24/2023 (aa)		700	706
(ICE LIBOR USD 3 Month + 1.07%), 1.25%, 12/08/2021 (aa)		2,000	2,012
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)		1,250	1,275
(United States SOFR + 0.87%), 2.31%, 11/04/2022 (aa)		700	707
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)		4,233	4,317
Citizens Bank NA, 3.25%, 02/14/2022		2,000	2,046
Credit Suisse Group AG, (Switzerland), 3.80%, 06/09/2023		1,000	1,061
Credit Suisse Group Funding Guernsey Ltd., (Guernsey),
3.45%, 04/16/2021		6,500	6,506
3.80%, 09/15/2022		1,000	1,042
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.24%, 09/12/2023 (aa)		500	504
(ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)		1,000	1,010
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.18%, 04/16/2022 (aa)		1,700	1,707
Goldman Sachs Group, Inc. (The),
0.48%, 01/27/2023		2,650	2,646
0.52%, 03/08/2023		4,000	4,000
(ICE LIBOR USD 3 Month + 0.75%), 0.93%, 02/23/2023 (aa)		1,000	1,008
3.20%, 02/23/2023		1,516	1,587
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 1.19%, 05/18/2024 (aa)		1,000	1,010
(ICE LIBOR USD 3 Month + 1.23%), 1.41%, 03/11/2025 (aa)		1,000	1,020
3.60%, 05/25/2023		1,500	1,596
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 0.89%, 10/02/2022 (e) (aa)		400	402
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.25%), 2.86%, 03/17/2023 (aa)		1,000	1,021
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.86%), 1.08%, 07/26/2023 (aa)		2,300	2,327
3.22%, 03/07/2022		3,000	3,080

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.63%), 0.82%, 05/25/2024 (aa)		2,000	2,009
(ICE LIBOR USD 3 Month + 0.94%), 1.13%, 02/28/2022 (aa)		1,000	1,007
2.63%, 04/12/2021 (e)		1,500	1,501
3.55%, 03/05/2023		2,500	2,646
Morgan Stanley,
(United States SOFR + 0.46%), 0.53%, 01/25/2024 (aa)		3,000	2,994
(United States SOFR + 0.70%), 0.73%, 01/20/2023 (aa)		900	902
(Canada Bankers Acceptances 3 Month + 0.30%), 0.74%, 02/03/2023 (f) (aa)	CAD	1,800	1,434
(ICE LIBOR USD 3 Month + 0.93%), 1.15%, 07/22/2022 (aa)		700	702
3.75%, 02/25/2023		1,000	1,060
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.66%, 05/15/2023 (aa)		400	405
(ICE LIBOR USD 3 Month + 1.55%), 1.75%, 06/25/2024 (aa)		900	919
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)		1,000	1,030
3.88%, 09/12/2023		3,000	3,217
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 1.59%, 09/29/2022 (e) (aa)		2,100	2,137
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.13%, 08/30/2023 (e) (aa)		200	202
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.20%, 05/02/2022 (aa)		800	802
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 1.54%, 05/31/2021 (aa)		1,200	1,202
Royal Bank of Canada, (Canada), (United States SOFR + 0.30%), 0.33%, 01/19/2024 (aa)		800	799
Shinhan Bank Co. Ltd., (South Korea), Reg. S, 2.88%, 03/28/2022		1,900	1,944
Skandinaviska Enskilda Banken AB, (Sweden), (ICE LIBOR USD 3 Month + 0.65%), 0.83%, 12/12/2022 (e) (aa)		500	504
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.38%, 09/10/2022 (aa)		300	301
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,723
Synchrony Bank, 3.00%, 06/15/2022		300	308
Truist Bank, (ICE LIBOR USD 3 Month + 0.59%), 0.78%, 05/17/2022 (aa)		1,000	1,006
UBS Group AG, (Switzerland),
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)		3,500	3,607
3.00%, 04/15/2021 (e)		4,675	4,679
Wells Fargo & Co.,
(United States SOFR + 1.60%), 1.65%, 06/02/2024 (aa)		3,000	3,065
2.51%, 10/27/2023 (f)	CAD	2,500	2,068

			104,360

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.45%, 12/16/2021	700	716
5.00%, 10/01/2021	1,460	1,492
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,350	1,404
American Express Co.,
3.38%, 05/17/2021	3,000	3,003
3.40%, 02/27/2023	1,257	1,323
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	1,400	1,420
BOC Aviation Ltd., (Singapore),
(ICE LIBOR USD 3 Month + 1.05%), 1.25%, 05/04/2021 (e) (aa)	200	200
Reg. S, 2.38%, 09/15/2021	2,200	2,208
Capital One Bank USA NA, (United States SOFR + 0.62%), 2.01%, 01/27/2023 (aa)	1,500	1,518
Capital One Financial Corp., 2.60%, 05/11/2023	3,500	3,639
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	800	821
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	1,900	1,895
Synchrony Financial,
2.85%, 07/25/2022	300	308
3.75%, 08/15/2021	3,000	3,020

		22,967

Insurance — 0.6%
Marsh & McLennan Cos., Inc., 4.80%, 07/15/2021	3,000	3,001

Total Financial		130,328

Industrial — 2.3%
Aerospace/Defense — 0.3%
Boeing Co. (The),
1.17%, 02/04/2023	1,000	1,005
4.51%, 05/01/2023	600	643

		1,648

Miscellaneous Manufacturers — 0.3%
Siemens Financieringsmaatschappij NV, (Netherlands), 0.40%, 03/11/2023 (e)	1,495	1,497

Transportation — 0.6%
Ryder System, Inc., 3.65%, 03/18/2024	3,000	3,238

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Trucking & Leasing — 1.1%
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 0.92%, 11/05/2021 (aa)	500	502
Penske Truck Leasing Co. Lp / PTL Finance Corp.,
2.70%, 03/14/2023 (e)	3,000	3,111
3.90%, 02/01/2024 (e)	2,000	2,149

		5,762

Total Industrial		12,145

Technology — 1.4%
Computers — 0.6%
Dell International LLC / EMC Corp., 5.45%, 06/15/2023 (e)	1,500	1,639
Hewlett Packard Enterprise Co., (ICE LIBOR USD 3 Month + 0.72%), 0.96%, 10/05/2021 (aa)	1,464	1,464

		3,103

Semiconductors — 0.1%
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	418

Software — 0.7%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	3,745	3,733

Total Technology		7,254

Utilities — 2.4%
Electric — 2.4%
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.71%, 09/15/2023 (aa)	1,800	1,802
Duke Energy Corp., (ICE LIBOR USD 3 Month + 0.65%), 0.83%, 03/11/2022 (aa)	2,000	2,009
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	337
NextEra Energy Capital Holdings, Inc.,
(United States SOFR + 0.54%), 0.55%, 03/01/2023 (aa)	710	712
0.65%, 03/01/2023	3,965	3,978
Pacific Gas and Electric Co.,
1.75%, 06/16/2022	600	601
3.25%, 06/15/2023	100	104
3.40%, 08/15/2024	100	106
3.75%, 02/15/2024	100	106
3.85%, 11/15/2023	100	106
4.25%, 08/01/2023	800	853
Southern California Edison Co., 0.70%, 04/03/2023 (w)	2,200	2,199

Total Utilities		12,913

Total Corporate Bonds (Cost $287,108)		287,951

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — 2.0%
Canada Housing Trust No. 1, (Canada), 1.25%, 06/15/2021 (e)	CAD	6,000	4,786
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026		3,100	3,047
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 1.01%, 10/30/2022 (aa)		400	403
Qatar Government International Bond, (Qatar), Reg. S, 2.38%, 06/02/2021		1,400	1,404
Saudi Government International Bond, (Saudi Arabia), Reg. S, 2.38%, 10/26/2021		1,200	1,213

Total Foreign Government Securities
(Cost $10,677)			10,853

Municipal Bonds — 0.7% (t)
California — 0.2%
Municipal Improvement Corp. of Los Angeles,
Series A, Rev., 0.32%, 11/01/2022		415	414
Series A, Rev., 0.42%, 11/01/2023		590	584

			998

Maryland — 0.1%
State of Maryland Department of Transportation, Series A, Rev., 0.36%, 08/01/2023		450	447

North Carolina — 0.1%
University of North Carolina at Charlotte (The),
Rev., 0.29%, 04/01/2022		175	175
Rev., 0.41%, 04/01/2023		350	351

			526

Pennsylvania — 0.3%
Philadelphia Authority for Industrial Development, Rev., 0.94%, 04/15/2024 (w)		1,555	1,559

Total Municipal Bonds
(Cost $3,535)			3,530

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Government Agency Securities — 2.8%
FHLBs,
0.50%, 03/12/2024	5,000	5,000
0.96%, 03/05/2026	3,100	3,085
FHLMC,
0.60%, 10/20/2025	4,000	3,941
0.65%, 10/27/2025	3,000	2,964

Total U.S. Government Agency Securities (Cost $15,100)		14,990

Short-Term Investments — 18.7%
Banker’s Acceptance Bill — 0.3%
Royal Bank of Canada, (Canada), 0.19%, 04/01/2021 (n)	CAD 2,000	1,591

Certificates of Deposit — 3.5%
Bank of Montreal, (Canada), (ICE LIBOR USD 3 Month + 0.04%), 0.28%, 10/06/2021 (aa)	2,000	2,000
Barclays Bank plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.48%), 0.69%, 07/30/2021 (aa)	4,000	4,006
Credit Suisse AG, (Switzerland), (United States SOFR + 0.35%), 0.36%, 08/03/2021 (aa)	3,000	3,002
Deutsche Bank AG, (Germany), 0.58%, 08/11/2021	2,000	2,001
Lloyds Banking Group plc, (United Kingdom), 0.47%, 07/20/2021 (n)	3,000	3,003
Norinchukin Bank, 0.22%, 05/11/2021 (n)	1,800	1,800
Standard Chartered Bank, (United Kingdom), (ICE LIBOR USD 3 Month + 0.15%), 0.33%, 08/24/2021 (aa)	2,750	2,751

Total Certificates of Deposit		18,563

Commercial Papers — 2.8%
AT&T, Inc., 0.30%, 12/14/2021 (e) (n)	3,500	3,492
Enel Finance America LLC, 0.43%, 02/22/2022 (e) (n)	4,000	3,987
NatWest Markets plc, (United Kingdom), Series G, 0.37%, 01/28/2022 (e) (n)	2,000	1,995
VW Credit, Inc., 0.37%, 02/16/2022 (e) (n)	5,500	5,482

Total Commercial Papers		14,956

Corporate Bond — 0.2%
Pacific Gas and Electric Co., (ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (aa)	900	902

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Foreign Government Securities — 8.8%
Japan Treasury Discount Bill, (Japan),
Series 957, Zero Coupon, 06/10/2021	JPY 400,000		3,613
Series 965, Zero Coupon, 04/19/2021	JPY 3,400,000		30,708
Series 970, Zero Coupon, 05/17/2021	JPY 1,384,600		12,507

Total Foreign Government Securities			46,828

Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd., 0.00%, 04/01/2021	161		161
BNP Paribas SA, 0.00%, 04/01/2021	6,289		6,289
Brown Brothers Harriman,
(0.54%), 04/01/2021	AUD 1		1
(0.31%), 04/01/2021	JPY 66		1
0.00%, 04/01/2021	CAD 59		47
0.00%, 04/01/2021	GBP —	(h)	—	(h)
Citibank NA, 0.00%, 04/01/2021	GBP 114		157

Total Time Deposits			6,656

U.S. Government Agency Securities — 1.9%
FHLB, DNs,
Zero Coupon, 05/21/2021	1,900		1,900
Zero Coupon, 06/16/2021	8,300		8,300

Total U.S. Government Agency Securities			10,200

U.S. Treasury Obligation — 0.0% (g)
U.S. Treasury Bill, Zero Coupon, 04/29/2021	81		81

Total Short-Term Investments (Cost $102,569)			99,777

Total Investments — 101.1% (Cost—$539,142)*			538,148
Liabilities in Excess of Other Assets — (1.1)%			(5,749)

NET ASSETS — 100.0%			$532,399

Percentages indicated are based on net assets

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Bankers’ Acceptance	123	03/2023	CAD	24,304	(130)
U.S. Treasury 2 Year Note	324	06/2021	USD	71,579	(63)

					(193)

Short Contracts
U.S. Treasury 5 Year Note	(227)	06/2021	USD	(28,347)	335
U.S. Ultra Treasury 10 Year Note	(24)	06/2021	USD	(3,533)	85

					420

Total unrealized appreciation (depreciation)					227

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2021:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,404	AUD	1,816	Morgan Stanley & Co.	04/07/2021	24
USD	388	AUD	510	Morgan Stanley & Co.	04/07/2021	1
USD	753	AUD	945	Bank of America, NA	04/07/2021	35
CAD	260	USD	207	Barclays Bank plc	04/07/2021	— (h)
USD	6,075	CAD	7,590	Bank of America, NA	04/07/2021	35
CAD	7,330	USD	5,816	Bank of America, NA	04/07/2021	17
USD	240	GBP	173	Morgan Stanley & Co.	04/07/2021	2
USD	6,530	GBP	4,612	Bank of America, NA	04/07/2021	172
GBP	4,785	USD	6,571	Bank of America, NA	04/07/2021	25
USD	14,464	JPY	1,500,000	Morgan Stanley & Co.	04/19/2021	915
USD	18,333	JPY	1,900,000	Citibank NA	04/19/2021	1,171
USD	2,489	AUD	3,271	Morgan Stanley & Co.	05/04/2021	4
USD	736	AUD	945	Bank of America, NA	05/17/2021	18
USD	6,442	GBP	4,612	Bank of America, NA	05/17/2021	83
USD	3,659	JPY	384,600	Citibank NA	05/17/2021	184
USD	9,420	JPY	1,000,000	BNP Paribas	05/17/2021	385
USD	3,781	JPY	400,000	Bank of America, NA	06/10/2021	166
USD	4,830	CAD	6,028	Citibank NA	06/16/2021	33

Total unrealized appreciation						3,270

USD	1,581	CAD	2,000	Citibank NA	04/01/2021	(11)
AUD	3,271	USD	2,489	Morgan Stanley & Co.	04/07/2021	(4)
USD	5,816	CAD	7,330	Bank of America, NA	05/04/2021	(17)
USD	6,572	GBP	4,785	Bank of America, NA	05/05/2021	(25)
AUD	945	USD	753	Bank of America, NA	05/17/2021	(35)
USD	5,977	CAD	7,590	Bank of America, NA	05/17/2021	(63)
CAD	7,590	USD	6,075	Bank of America, NA	05/17/2021	(35)
GBP	4,612	USD	6,530	Bank of America, NA	05/17/2021	(171)

Total unrealized depreciation						(361)

Net unrealized appreciation (depreciation)						2,909

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2021:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	9,600	—	(3)	(3)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	12,500	—	(4)	(4)

Total						—	(7)	(7)

(a) Value of floating rate index as of March 31, 2021 was as follows:
FLOATING RATE INDEX
ICE LIBOR USD 1 Month								0.11%
ICE LIBOR USD 3 Month								0.19%

Centrally Cleared Credit default swap contracts outstanding — buy protection (1) as of March 31, 2021:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.36-V1	1.00	Quarterly	06/20/2026	0.54	USD	7,100	$(154)	$(14)	$(168)
CDX.NA.IG.35-V1	1.00	Quarterly	12/20/2025	0.48	USD	4,600	(98)	(14)	(111)

							$(252)	$(28)	$(279)

(1)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021

ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CLO	—	Collateralized Loan Obligations
DN	—	Discount Notes
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2021.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of March 31, 2021.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 4.1%
BMW Canada Auto Trust, (Canada), Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD 1,075	860
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	729	738
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)	1,507	1,508
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)	898	889
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD 760	612
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 0.51%, 10/15/2023 (aa)	2,900	2,904
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.71%, 09/15/2024 (aa)	600	604
Series 2020-1, Class A1, 0.70%, 09/15/2025	1,700	1,704
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.65%), 0.75%, 02/25/2036 (aa)	749	748
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)	239	241
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	16	15
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.01%, 06/27/2067 (e) (aa)	1,359	1,362
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)	350	365
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)	1,700	1,697
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.90%, 07/25/2035 (aa)	1,937	1,936
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.82%, 10/25/2029 (e) (aa)	1,778	1,780
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	618	627
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	863	886
Series 2020-PTA, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.41%, 09/15/2054 (e) (aa)	228	228
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	800	805
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	63	63
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	193	195
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)	530	533
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,800	1,826
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024	576	577

Total Asset-Backed Securities (Cost $23,411)		23,703

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — 3.7%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 0.89%, 11/16/2066 (e) (aa)	167	168
Canterbury Finance No 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.40%, 05/16/2056 (aa)	GBP 1,000	1,392
COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.26%, 09/25/2065 (e) (z)	361	363
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.48%, 08/26/2058 (e) (z)	257	257
Finsbury Square plc, (United Kingdom),
Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.03%, 09/12/2068 (aa)	GBP 744	1,028
Series 2019-3, Class A, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.01%), 1.06%, 12/16/2069 (aa)	GBP 349	483
Series 2020-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%), 1.35%, 06/16/2070 (e) (aa)	GBP 460	640
FNMA REMICS, Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.92%, 05/25/2050 (aa)	2,945	2,969
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)	1,581	1,598
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.77%, 12/20/2064 (aa)	1,716	1,735
Series 2017-121, Class PE, 3.00%, 07/20/2046	872	893
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.47%, 08/20/2065 (aa)	2,325	2,328
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.54%, 05/20/2044 (aa)	893	893
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)	400	406
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 0.95%, 12/22/2069 (e) (aa)	850	851
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 0.90%, 11/15/2049 (aa)	GBP 84	117
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)	183	198
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.30%, 04/27/2057 (aa)	GBP 649	898
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 0.86%, 08/20/2056 (aa)	GBP 253	350
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.25%), 1.30%, 11/17/2030 (e) (aa)	GBP 800	1,105
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 0.79%, 01/21/2070 (e) (aa)	127	127
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)	967	977
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.00%, 07/20/2060 (e) (aa)	GBP 200	276
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2045 (e) (aa)	GBP 797	1,100
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.18%, 07/15/2051 (aa)	GBP 115	159

Total Collateralized Mortgage Obligations (Cost $20,673)		21,311

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — 1.3%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.09%, 11/14/2035 (e) (aa)	692	692
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.13%, 09/14/2036 (e) (aa)	500	499
AREIT Trust, (Cayman Islands), Series 2020-CRE4, Class A, (ICE LIBOR USD 1 Month + 2.62%), 2.73%, 04/15/2037 (e) (aa)	1,100	1,113
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.16%, 04/15/2036 (e) (aa)	400	399
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.86%, 11/15/2035 (e) (aa)	1,209	1,209
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	1,000	1,055
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.01%, 11/21/2035 (e) (aa)	190	189
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046	500	518
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.11%, 05/15/2036 (e) (aa)	700	691
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.08%, 04/14/2036 (e) (aa)	738	738
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 1.03%, 10/15/2035 (e) (aa)	411	410

Total Commercial Mortgage-Backed Securities (Cost $7,509)		7,513

Corporate Bonds — 15.1%
Communications — 0.4%
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 1.86%, 02/01/2024 (aa)	1,100	1,130

Telecommunications — 0.2%
Verizon Communications, Inc.,
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 1.23%, 02/17/2023 (aa)	AUD 1,400	1,074
(ICE LIBOR USD 3 Month + 1.10%), 1.30%, 05/15/2025 (aa)	200	204

		1,278

Total Communications		2,408

Consumer Cyclical — 1.2%
Auto Manufacturers — 1.2%
General Motors Financial Co., Inc., 3.45%, 04/10/2022	1,500	1,535
Hyundai Capital America,
0.80%, 04/03/2023 (e) (w)	1,200	1,197
3.00%, 06/20/2022 (e)	174	179
Nissan Motor Acceptance Corp.,
Reg. S, (ICE LIBOR USD 3 Month + 0.63%), 0.82%, 09/21/2021 (aa)	400	400
(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 07/13/2022 (e) (aa)	700	700
(ICE LIBOR USD 3 Month + 0.69%), 0.88%, 09/28/2022 (e) (aa)	1,620	1,619
Volkswagen Group of America Finance LLC, (ICE LIBOR USD 3 Month + 0.86%), 1.05%, 09/24/2021 (e) (aa)	1,000	1,004

Total Consumer Cyclical		6,634

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Consumer Non-cyclical — 2.6%
Agriculture — 1.4%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 1.07%, 08/15/2022 (aa)	3,500	3,526
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	3,100	3,202
JT International Financial Services BV, (Netherlands), Reg. S, 3.50%, 09/28/2023	1,200	1,281

		8,009

Commercial Services — 0.5%
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 1.06%, 08/15/2021 (aa)	3,090	3,097

Food — 0.1%
General Mills, Inc., 6.41%, 10/15/2022	600	651

Pharmaceuticals — 0.6%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 1.19%, 12/15/2023 (e) (aa)	3,500	3,548

Total Consumer Non-cyclical		15,305

Diversified — 0.2%
Holding Companies — Diversified — 0.2%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022	1,225	1,277

Energy — 0.5%
Oil & Gas — 0.5%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)	1,045	1,065
Dolphin Energy Ltd. LLC, (United Arab Emirates), Reg. S, 5.50%, 12/15/2021	1,600	1,653

Total Energy		2,718

Financial — 8.6%
Banks — 5.9%
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 1.39%, 11/28/2021 (aa)	3,200	3,213
Bank of America Corp., (Canada Bankers Acceptances 3 Month + 1.13%), 2.60%, 03/15/2023 (f) (aa)	CAD 1,200	973
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 05/16/2024 (aa)	1,000	1,014
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 1.84%, 06/15/2023 (aa)	AUD 750	580
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 1.78%, 12/16/2022 (aa)	AUD 700	541
Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.95%), 1.17%, 07/24/2023 (aa)	850	857
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.24%, 09/12/2023 (aa)	600	605
(ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)	1,200	1,212
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.18%, 04/16/2022 (aa)	1,800	1,808
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.75%), 0.93%, 02/23/2023 (aa)	200	202
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 1.19%, 05/18/2024 (aa)	800	808
(ICE LIBOR USD 3 Month + 1.23%), 1.41%, 03/11/2025 (aa)	1,000	1,020
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 0.89%, 10/02/2022 (e) (aa)	500	502
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 1.08%, 07/26/2023 (aa)	2,500	2,530

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Financial — continued
Banks — continued
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 0.82%, 05/25/2024 (aa)		3,400	3,416
Morgan Stanley,
(United States SOFR + 0.70%), 0.73%, 01/20/2023 (aa)		1,594	1,598
(Canada Bankers Acceptances 3 Month + 0.30%), 0.74%, 02/03/2023 (f) (aa)	CAD	2,000	1,593
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.66%, 05/15/2023 (aa)		700	708
(ICE LIBOR USD 3 Month + 1.55%), 1.75%, 06/25/2024 (aa)		700	715
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 1.59%, 09/29/2022 (e) (aa)		2,360	2,401
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.13%, 08/30/2023 (e) (aa)		200	202
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.20%, 05/02/2022 (aa)		1,100	1,103
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 1.54%, 05/31/2021 (aa)		1,200	1,201
Royal Bank of Canada, (Canada), (United States SOFR + 0.30%), 0.33%, 01/19/2024 (aa)		400	399
Shinhan Bank Co. Ltd., (South Korea), Reg. S, 2.88%, 03/28/2022		2,100	2,149
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.38%, 09/10/2022 (aa)		500	502
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,700	1,830

			33,682

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.45%, 12/16/2021		700	716
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022		1,450	1,508
American Express Co., 2.75%, 05/20/2022		3,700	3,792
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)		1,600	1,623
BOC Aviation Ltd., (Singapore),
(ICE LIBOR USD 3 Month + 1.05%), 1.25%, 05/04/2021 (e) (aa)		200	200
Reg. S, 2.38%, 09/15/2021		2,500	2,510
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)		1,700	1,745
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		2,300	2,294
ORIX Corp., (Japan), 2.90%, 07/18/2022		688	709
Synchrony Financial, 2.85%, 07/25/2022		600	616

			15,713

Total Financial			49,395

Industrial — 0.4%
Aerospace/Defense — 0.3%
Boeing Co. (The),
1.17%, 02/04/2023		800	804
4.51%, 05/01/2023		1,000	1,071

			1,875

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Trucking & Leasing — 0.1%
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 0.92%, 11/05/2021 (aa)	500	502

Total Industrial		2,377

Technology — 0.1%
Semiconductors — 0.1%
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	418

Utilities — 1.1%
Electric — 1.1%
American Electric Power Co., Inc., Series A, (ICE LIBOR USD 3 Month + 0.48%), 0.69%, 11/01/2023 (aa)	1,300	1,302
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.71%, 09/15/2023 (aa)	800	801
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	337
Pacific Gas and Electric Co.,
1.75%, 06/16/2022	600	601
3.25%, 06/15/2023	200	208
3.75%, 02/15/2024	100	106
3.85%, 11/15/2023	400	424
4.25%, 08/01/2023	800	853
Southern California Edison Co., (United States SOFR + 0.64%), 0.65%, 04/03/2023 (w) (aa)	1,700	1,701

Total Utilities		6,333

Total Corporate Bonds (Cost $86,059)		86,865

Foreign Government Securities — 1.5%
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.53%), 0.73%, 06/25/2022 (aa)	1,000	1,004
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,400	3,342
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 1.01%, 10/30/2022 (aa)	500	504
Qatar Government International Bond, (Qatar), Reg. S, 2.38%, 06/02/2021	2,100	2,107
Saudi Government International Bond, (Saudi Arabia), Reg. S, 2.38%, 10/26/2021	1,300	1,313

Total Foreign Government Securities (Cost $8,324)		8,270

Municipal Bonds — 63.7% (t)
Alabama — 0.1%
Lower Alabama Gas District, Series A, Rev., 4.00%, 12/01/2022	550	583

Alaska — 0.4%
Alaska Housing Finance Corp., Series B, Rev., VRDO, 0.05%, 04/07/2021 (z)	2,400	2,400

Arizona — 0.9%
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 07/01/2021	1,750	1,769
Maricopa County Industrial Development Authority, Honorhealth, Series A, Rev., 5.00%, 09/01/2021	725	739
Maricopa County Unified School District, GO, 5.00%, 07/01/2022	1,310	1,389
Maricopa County, Union High School District No. 210, School Improvement Project 2011 and 2017, GO, 5.00%, 07/01/2022	1,000	1,060

		4,957

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — 2.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022	1,430	1,507
California Statewide Communities Development Authority, Washington Court Apartments, Rev., HUD, 0.22%, 08/01/2023 (z)	2,250	2,254
City of Long Beach, Series B, Rev., AMT, 4.00%, 05/15/2022	3,000	3,121
City of Long Beach, Harbor Revenue, Series C, Rev., 4.00%, 07/15/2021	2,000	2,022
Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021	400	403
Los Angeles Department of Water, Series B4, Rev., VRDO, 0.04%, 04/01/2021 (z)	500	500
Sacramento County Sanitation Districts Financing Authority, Rev., 5.00%, 12/01/2022	2,000	2,160
Southern California Public Power Authority, Windy Point/Windy Flats Project, Rev., 5.00%, 07/01/2021	1,250	1,264
State of California,
GO, 5.00%, 10/01/2022	1,000	1,072
GO, 5.00%, 11/01/2022	1,000	1,076

		15,379

Colorado — 2.6%
City & County of Denver, Airport System, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,057
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Series A, Rev., 5.00%, 01/01/2022	2,500	2,589
Colorado Housing & Finance Authority, Multifamily Project, Series B2, Class I, Rev., 1.35%, 02/01/2022	5,000	5,016
Denver City & County School District No. 1, GO, 5.00%, 12/01/2022	3,000	3,241
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2022	1,850	1,998

		14,901

Connecticut — 2.4%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 0.05%, 04/07/2021 (z)	280	280
Series F3, Rev., VRDO, 0.05%, 04/07/2021 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer,
Rev., 4.00%, 07/01/2022 (w)	500	522
Rev., 4.00%, 07/01/2023 (w)	550	593
Connecticut State, Health & Educational Facilities Authority, Yale University, Series U2, Rev., 2.00%, 07/01/2033 (z)	1,300	1,320
Hartford County, Metropolitan District (The), Series A, GO, 5.00%, 07/15/2022	1,200	1,273

		13,988

District of Columbia — 0.1%
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 0.05%, 04/07/2021 (z)	500	500

Florida — 6.4%
City of Fort Lauderdale, Police and Public Safety Project, Series B, GO, 5.00%, 07/01/2022	1,215	1,288
City of Gainesville, Utilities System,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,433
Series B, Rev., VRDO, 0.06%, 04/07/2021 (z)	4,830	4,830
City of Orlando, Series B, Rev., 5.00%, 10/01/2021	775	794
County of Miami-Dade Aviation, Series C, Rev., 5.00%, 10/01/2021	1,650	1,688
County of Miami-Dade, Building Better Communities Project, Series A, GO, 5.00%, 07/01/2022	6,000	6,361
Florida Atlantic University Finance Corp., Series A, Rev., 5.00%, 07/01/2021	880	888
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.05%, 04/07/2021 (z)	3,455	3,455

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.05%, 04/07/2021 (z)	4,000	4,000
Lee Memorial Health System, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,046
Orlando Utilities Commission, Series 1, Rev., VRDO, 0.06%, 04/07/2021 (z)	6,200	6,200
Seacoast Utility Authority, Series B, Rev., 5.00%, 03/01/2023	2,215	2,417
State of Florida, Board Education, Capital Outlay, Series A, GO, 5.00%, 06/01/2022	2,500	2,640

		37,040

Georgia — 0.2%
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,102

Hawaii — 0.2%
State of Hawaii, Series EA, GO, 5.00%, 12/01/2021	1,075	1,109

Idaho — 0.8%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 0.06%, 04/01/2021 (z)	4,500	4,500

Illinois — 2.8%
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., AMT, 5.00%, 01/01/2022 (p)	2,000	2,070
Series C, Rev., 5.00%, 01/01/2022	3,670	3,799
County of Cook, Series A, GO, 5.00%, 11/15/2023	2,250	2,521
Illinois Finance Authority, Northwestern Memorial Hospital, Series A2, Rev., VRDO, 0.06%, 04/01/2021 (z)	2,675	2,675
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.05%, 04/01/2021 (z)	200	200
Illinois Housing Development Authority, Multifamily Housing, Century Woods IL TC LP, Rev., GNMA COLL, 1.90%, 10/01/2022 (z)	1,500	1,512
Illinois Housing Development Authority, Multifamily Housing, Heather Ridge IL TC LP, Rev., 1.90%, 10/01/2022 (z)	3,000	3,025
State of Illinois, Series A, GO, 5.00%, 03/01/2023	500	540

		16,342

Indiana — 1.7%
Indiana Finance Authority, Educational Facilities, Marian University Project, Rev., 6.50%, 09/15/2030 (p)	3,000	3,084
Indiana Finance Authority, Green Bond, Series B, Rev., 5.00%, 02/01/2022	950	988
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 0.06%, 04/01/2021 (z)	800	800
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.06%, 04/01/2021 (z)	1,300	1,300
Indianapolis Local Public Improvement Bond Bank, Series A, Rev., 5.00%, 06/01/2022	400	421
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority, Rev., AMT, 5.00%, 01/01/2022	3,085	3,190

		9,783

Kansas — 0.2%
Geary County Unified School District No. 475, Series B, GO, 5.00%, 09/01/2022	1,275	1,361

Louisiana — 0.4%
Jefferson Sales Tax District, Series A, Rev., AGM, 5.00%, 12/01/2021	2,325	2,396

Maryland — 0.4%
City of Frederick, Public Improvement, GO, 3.00%, 12/01/2022	1,000	1,047
County of Anne Arundel, General Improvements, GO, 5.00%, 04/01/2022	1,165	1,221

		2,268

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — 4.7%
Commonwealth of Massachusetts, Series B, GO, 5.00%, 07/01/2023	4,650	5,149
Massachusetts Bay Transportation Authority, Series A2, Rev., VRDO, 0.04%, 04/07/2021 (z)	5,130	5,130
Massachusetts Development Finance Agency, Beth Israel Lahey Health Obligated Group, Series K, Rev., 4.00%, 07/01/2021	720	726
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Obligated Group, Series O, Rev., 5.00%, 12/01/2021	1,000	1,031
Massachusetts Development Finance Agency, Northeastern University, Series A, Rev., 5.00%, 10/01/2022	2,350	2,517
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 0.06%, 04/07/2021 (z)	5,700	5,700
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 5.00%, 07/01/2021	900	910
Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,117
Massachusetts School Building Authority,
Series A, Rev., 5.00%, 08/15/2022 (p)	2,710	2,887
Town of Hingham, Water Bonds, GO, 5.00%, 02/15/2022	650	677

		26,844

Michigan — 0.6%
University of Michigan, Series D1, Rev., VRDO, 0.03%, 04/01/2021 (z)	3,675	3,675

Missouri — 0.5%
State of Missouri, Health & Educational Facilities Authority, Series F, Rev., VRDO, 0.06%, 04/01/2021 (z)	2,635	2,635

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — 1.5%
County of Clark Department of Aviation, Series A1, Rev., AMT, 5.00%, 07/01/2021	5,000	5,056
Las Vegas Valley Water District, Series B, GO, 5.00%, 06/01/2022	2,000	2,113
Washoe County School District, Series C, GO, 5.00%, 10/01/2021	1,250	1,280

		8,449

New Hampshire — 1.1%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire, Series B, Rev., VRDO, 0.06%, 04/01/2021 (z)	2,600	2,600
New Hampshire Health and Education Facilities Authority, University System, Series B1, Rev., VRDO, 0.06%, 04/01/2021 (z)	3,420	3,420

		6,020

New Jersey — 0.8%
City of Newark, Series A, GO, 5.00%, 10/01/2022	700	742
New Jersey Sports & Exposition Authority, Series A, Rev., 5.00%, 09/01/2021	4,000	4,072

		4,814

New Mexico — 0.1%
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2021	625	638

New York — 9.4%
City of New York,
Series F, GO, 5.00%, 08/01/2022	1,125	1,170
Series G6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.07%, 04/01/2021 (z)	315	315
Series I4, GO, VRDO, LOC: TD Bank NA, 0.06%, 04/01/2021 (z)	2,000	2,000
Metropolitan Transportation Authority,
Series A, Rev., BAN, 4.00%, 02/01/2022	12,000	12,325
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,084
New York City Municipal Water Finance Authority, Water & Sewer System, Series F1, Rev., VRDO, 0.07%, 04/01/2021 (z)	5,700	5,700
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.07%, 04/01/2021 (z)	1,000	1,000
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2023 (w)	1,000	1,122
Series A4, Rev., VRDO, 0.06%, 04/01/2021 (z)	3,500	3,500
Series B1, Rev., 4.00%, 11/01/2022	1,800	1,909
Series B5, Rev., VRDO, 0.07%, 04/01/2021 (z)	1,000	1,000
Series E1, Rev., 5.00%, 02/01/2022	2,490	2,590
New York State Dormitory Authority, School Districts Financing Program, Rev., 5.00%, 10/01/2023	1,245	1,388
New York State Urban Development Corp., Series A, Rev., 5.00%, 03/15/2022	8,575	8,968
Onondaga County Resource Recovery Agency, Series A, Rev., AGM, AMT, 5.00%, 05/01/2021	1,915	1,921
Port Authority of New York & New Jersey, Consolidated,
Series 180, Rev., AMT, 5.00%, 09/01/2021	3,060	3,119
Series 195, Rev., AMT, 5.00%, 10/01/2021	1,600	1,637

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Town of Oyster Bay, GO, 2.00%, 03/01/2022	900	912
Triborough Bridge & Tunnel Authority, Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.07%, 04/01/2021 (z)	1,430	1,430

		54,090

North Carolina — 0.2%
County of Durham, GO, 5.00%, 04/01/2022	1,135	1,190

Ohio — 2.1%
City of Cincinnati, Series A, GO, 5.00%, 12/01/2032 (p)	1,700	1,796
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 0.05%, 04/01/2021 (z)	3,800	3,800
Ohio State University (The), Series B2, Rev., VRDO, 0.06%, 04/07/2021 (z)	6,725	6,725

		12,321

Oklahoma — 0.4%
Tulsa County, Independent School District No. 1, Series A, GO, 2.00%, 03/01/2023	2,130	2,199

Pennsylvania — 4.3%
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,335
Geisinger Authority, Health System, Series A, Rev., 5.00%, 04/01/2022	2,400	2,513
Lancaster Higher Education Authority, Harrisburg Area Community, Rev., BAM, 5.00%, 10/01/2023	600	670
Pennsylvania Economic Development Financing Authority,
Series A, Rev., 4.00%, 10/15/2022 (w)	600	634
Series A, Rev., 4.00%, 10/15/2023 (w)	700	765
Pennsylvania Economic Development Financing Authority, Waste Management PA Obligated Group, Series A, Rev., 2.15%, 11/01/2021	1,375	1,390
Philadelphia Authority for Industrial Development, Rev., 5.00%, 10/01/2021	4,000	4,090
Philadelphia Authority for Industrial Development, City Service Agreement, Rebuild Project, Rev., 5.00%, 05/01/2021	750	752
Phoenixville Area School District, GO, 4.00%, 11/15/2022	1,000	1,057
Ringgold Pennsylvania School District, GO, BAM, 3.00%, 09/01/2022	2,325	2,413
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2021	1,600	1,630
Series F, GO, 5.00%, 09/01/2021	1,500	1,529

		24,778

Rhode Island — 0.3%
Rhode Island Commerce Corp., Grant Anticipation, Rev., 5.00%, 06/15/2022	1,550	1,639

Tennessee — 1.2%
Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.00%, 07/01/2022	1,750	1,851
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Rev., VRDO, AGM, 0.06%, 04/01/2021 (z)	2,875	2,875
Tennessee Energy Acquisition Corp., Series A, Rev., 5.25%, 09/01/2021	2,040	2,081

		6,807

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — 10.0%
Allen Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	3,000	3,127
GO, PSF-GTD, 5.00%, 02/15/2023	1,205	1,314
City of Arlington, Water & Wastewater System, Series A, Rev., 2.00%, 06/01/2021	400	401
City of Corpus Christi, Utility System Revenue, Junior Lien, Rev., 5.00%, 07/15/2021	3,635	3,684
City of Dallas, Refunding and Improvement, GO, 5.00%, 02/15/2022	3,000	3,125
City of Houston, Series A, GO, 5.00%, 03/01/2022	2,505	2,615
City of Houston, Airport System, Series D, Rev., 5.00%, 07/01/2021	1,150	1,163
City of Mesquite, GO, 3.00%, 02/15/2023	1,000	1,051
City of San Antonio, Municipal Drainage Utility, Rev., 5.00%, 02/01/2023	1,000	1,088
Collin County, Community College District, Series A, GO, 5.00%, 08/15/2022	1,310	1,396
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,660	1,781
County of Williamson,
GO, 4.00%, 02/15/2022	3,190	3,295
GO, 4.00%, 02/15/2023	2,315	2,478
GO, 5.00%, 02/15/2022	1,000	1,042
Dallas Fort Worth International Airport, Series B, Rev., 5.00%, 11/01/2022	3,000	3,224
Fort Bend Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2021	1,000	1,018
GO, PSF-GTD, 5.00%, 08/15/2022	1,000	1,066
Frisco Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	2,000	2,084
GO, PSF-GTD, 5.00%, 08/15/2022	1,240	1,322
Harris County Toll Road Authority, First Lien,
Rev., 5.00%, 08/15/2022	2,100	2,240
Rev., 5.00%, 08/15/2023	1,600	1,782
North Texas Tollway Authority, Rev., 5.00%, 01/01/2022 (p)	880	911
North Texas Tollway Authority, Unrefunded, Rev., 5.00%, 01/01/2022	1,120	1,159
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,280	1,362
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	6,560	6,835
Texas State University System, Series A, Rev., 5.00%, 03/15/2022	2,200	2,301
Texas Water Development Board, Master Trust,
Rev., 3.00%, 10/15/2021	1,750	1,777
Rev., 3.00%, 04/15/2022	1,000	1,030
Rev., 3.00%, 10/15/2022	2,000	2,087

		57,758

Virginia — 2.1%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 0.06%, 04/01/2021 (z)	1,350	1,350
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group, Series A, Rev., VRDO, 0.08%, 04/07/2021 (z)	9,400	9,400
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2021	1,405	1,421

		12,171

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Municipal Bonds — continued
Washington — 1.2%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.07%, 04/07/2021 (z)		4,000		4,000
Pierce County, School District No. 403 Bethel, GO, SCH BD GTY, 4.00%, 12/01/2021		850		872
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 04/01/2022		2,000		2,091

				6,963

Wisconsin — 0.9%
State of Wisconsin, Series A, GO, 5.00%, 05/01/2022		4,815		5,067

Total Municipal Bonds (Cost $365,309)				366,667

U.S. Government Agency Securities — 2.0%
FHLB, 0.96%, 03/05/2026		3,400		3,383
FHLMC,
0.60%, 10/20/2025		4,600		4,532
0.65%, 10/27/2025		3,600		3,557

Total U.S. Government Agency Securities (Cost $11,600)				11,472

Short-Term Investments — 9.1%
Municipal Bonds — 5.3% (t)
City of San Antonio, GO, 5.00%, 08/01/2021		1,550		1,575
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer, Rev., 3.00%, 07/01/2021 (w)		350		352
County of Erie, GO, RAN, 3.00%, 06/24/2021		5,000		5,032
Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.00%, 07/01/2021		1,100		1,112
San Diego Unified School District, Series A, Rev., TRAN, 5.00%, 06/30/2021		4,400		4,453
State of Illinois, Series A, GO, 5.00%, 03/01/2022		500		520
State of Texas, Rev., TRAN, 4.00%, 08/26/2021		11,900		12,087
Township of Washington, Gloucester County, Series A, GO, BAN, 1.75%, 06/22/2021		6,000		6,019

Total Municipal Bonds				31,150

Time Deposits — 1.3%
Australia & New Zealand Banking Group Ltd., 0.00%, 04/01/2021		5,020		5,020
Barclays SA, 0.00%, 04/01/2021		156		156
Brown Brothers Harriman,
(0.76%), 04/01/2021	EUR	2		2
(0.54%), 04/01/2021	AUD	—	(h)	—	(h)
(0.31%), 04/01/2021	JPY	26		—	(h)
0.00%, 04/01/2021	CAD	74		59
Citibank NA,
0.00%, 04/01/2021	GBP	55		76
0.00%, 04/01/2021		1,939		1,939

Total Time Deposits				7,252

U.S. Government Agency Security — 2.2%
FHLB, DN, Zero Coupon, 06/16/2021		12,500		12,500

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
U.S. Treasury Obligations — 0.3%
U.S. Cash Management Bill, Zero Coupon, 07/27/2021	1,600	1,600
U.S. Treasury Bill, Zero Coupon, 04/29/2021	62	62

Total U.S. Treasury Obligations		1,662

Total Short-Term Investments (Cost $52,554)		52,564

Total Investments — 100.5% (Cost—$575,439)*		578,365
Liabilities in Excess of Other Assets — (0.5)%		(2,952)

NET ASSETS — 100.0%		$575,413

Percentages indicated are based on net assets

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Bankers’ Acceptance	157	03/2023	CAD	31,022	(166)
U.S. Treasury 2 Year Note	358	06/2021	USD	79,091	(70)

					(236)

Short Contracts
U.S. Ultra Treasury 10 Year Note	(26)	06/2021	USD	(3,826)	90
U.S. Treasury 5 Year Note	(258)	06/2021	USD	(32,219)	382

					472

Total unrealized appreciation (depreciation)					236

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2021:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	548	AUD	688	Bank of America, NA	04/07/2021	25
USD	543	AUD	713	Morgan Stanley & Co.	04/07/2021	1
USD	1,092	AUD	1,413	Morgan Stanley & Co.	04/07/2021	19
CAD	5,325	USD	4,225	Bank of America, NA	04/07/2021	12
USD	4,476	CAD	5,592	Bank of America, NA	04/07/2021	26
CAD	267	USD	212	Barclays Bank plc	04/07/2021	— (h)
USD	7,618	GBP	5,381	Bank of America, NA	04/07/2021	200
GBP	5,389	USD	7,401	Bank of America, NA	04/07/2021	29
USD	235	GBP	169	Morgan Stanley & Co.	04/07/2021	2
USD	2,141	AUD	2,814	Morgan Stanley & Co.	05/04/2021	4
USD	536	AUD	688	Bank of America, NA	05/17/2021	13
USD	7,516	GBP	5,381	Bank of America, NA	05/17/2021	97

Total unrealized appreciation						428

AUD	2,814	USD	2,141	Morgan Stanley & Co.	04/07/2021	(4)
GBP	161	USD	224	Bank of America, NA	04/07/2021	(2)
USD	4,225	CAD	5,325	Bank of America, NA	05/04/2021	(12)
USD	7,402	GBP	5,389	Bank of America, NA	05/05/2021	(29)
AUD	688	USD	548	Bank of America, NA	05/17/2021	(25)
USD	4,404	CAD	5,592	Bank of America, NA	05/17/2021	(46)
CAD	5,592	USD	4,476	Bank of America, NA	05/17/2021	(26)
GBP	5,381	USD	7,619	Bank of America, NA	05/17/2021	(200)

Total unrealized depreciation						(344)

Net unrealized appreciation (depreciation)						84

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2021:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 10,800	—	(3)	(3)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 14,200	—	(4)	(4)

Total					—	(7)	(7)

(a)	Value of floating rate index as of March 31, 2021 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.11%
ICE LIBOR USD 3 Month	0.19%

Centrally Cleared Credit default swap contracts outstanding — buy protection (1) as of March 31, 2021:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.36-V1	1.00	Quarterly	06/20/2026	0.54	USD 9,300	$(201)	$(19)	$(220)
CDX.NA.IG.35-V1	1.00	Quarterly	12/20/2025	0.48	USD 5,800	(124)	(17)	(141)

						$(325)	$(36)	$(361)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
COLL	—	Collateral
DN	—	Discount Notes
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RMBS	—	Residential Mortgage-Backed Securities
SCH BD GTY	—	School Bond Guaranty
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2021.
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2021.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (continued)

(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.2%
Basic Materials — 1.0%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	34	9,672
Albemarle Corp.	42	6,083
Axalta Coating Systems Ltd. (a)	7	202
Celanese Corp., Class A	44	6,593
CF Industries Holdings, Inc.	125	5,662
Dow, Inc.	134	8,590
DuPont de Nemours, Inc.	126	9,734
Eastman Chemical Co.	56	6,186
Ecolab, Inc.	42	8,992
FMC Corp.	56	6,221
International Flavors & Fragrances, Inc.	55	7,667
Linde plc, (United Kingdom)	55	15,499
LyondellBasell Industries NV, Class A	68	7,125
Mosaic Co. (The)	189	5,987
PPG Industries, Inc.	53	7,996
RPM International, Inc.	6	589
Sherwin-Williams Co. (The)	13	9,590

		122,388

Forest Products & Paper — 0.0% (g)
International Paper Co.	131	7,100

Iron/Steel — 0.1%
Nucor Corp.	102	8,201
Steel Dynamics, Inc.	13	643

		8,844

Mining — 0.1%
Freeport-McMoRan, Inc. (a)	239	7,883
Newmont Corp.	144	8,702

		16,585

Total Basic Materials		154,917

Communications — 17.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	209	6,104
Omnicom Group, Inc.	85	6,297
Trade Desk, Inc. (The), Class A (a)	27	17,858

		30,259

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Internet — 15.6%
Airbnb, Inc., Class A (a)	3		628
Alphabet, Inc., Class A (a)	205		423,010
Alphabet, Inc., Class C (a)	197		406,523
Amazon.com, Inc. (a)	318		984,586
Booking Holdings, Inc. (a)	5		11,342
CDW Corp.	64		10,533
Chewy, Inc., Class A (a)	5		392
eBay, Inc.	580		35,516
Etsy, Inc. (a)	118		23,773
Expedia Group, Inc. (a)	40		6,868
F5 Networks, Inc. (a)	41		8,558
Facebook, Inc., Class A (a)	1,647		485,182
GoDaddy, Inc., Class A (a)	11		831
IAC/InterActiveCorp. (a)	5		1,065
Match Group, Inc. (a)	16		2,215
MercadoLibre, Inc., (Argentina) (a)	3		4,178
Netflix, Inc. (a)	39		20,207
NortonLifeLock, Inc.	627		13,339
Okta, Inc., Class A (a)	8		1,687
Palo Alto Networks, Inc. (a)	62		20,081
Pinterest, Inc., Class A (a)	33		2,413
Roku, Inc., Class A (a)	7		2,198
Snap, Inc., Class A (a)	58		3,012
Twitter, Inc. (a)	619		39,367
Uber Technologies, Inc. (a)	476		25,937
VeriSign, Inc. (a)	35		7,054
Wayfair, Inc., Class A (a)	4		1,389
Zendesk, Inc. (a)	77		10,150
Zillow Group, Inc., Class A (a)	3		430
Zillow Group, Inc., Class C (a)	10		1,286

			2,553,750

Media — 0.6%
Altice USA, Inc., Class A (a)	11		360
Cable One, Inc.	—	(h)	563
Charter Communications, Inc., Class A (a)	18		10,808
Comcast Corp., Class A	397		21,461
Discovery, Inc., Class A (a)	46		2,018
Discovery, Inc., Class C (a)	72		2,660
DISH Network Corp., Class A (a)	163		5,904

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
FactSet Research Systems, Inc.	21	6,555
Fox Corp., Class A	113	4,078
Fox Corp., Class B	53	1,856
Liberty Broadband Corp., Class A (a)	2	233
Liberty Broadband Corp., Class C (a)	10	1,499
Liberty Global plc, (United Kingdom), Class A (a)	10	266
Liberty Global plc, (United Kingdom), Class C (a)	26	667
Liberty Media Corp.-Liberty Formula One, Class C (a)	11	475
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	7	305
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	10	455
News Corp., Class A	190	4,843
News Corp., Class B	47	1,096
Sirius XM Holdings, Inc.	54	328
ViacomCBS, Inc., Class B	96	4,341
Walt Disney Co. (The) (a)	145	26,740

		97,511

Telecommunications — 0.9%
Arista Networks, Inc. (a)	31	9,508
AT&T, Inc.	651	19,691
Cisco Systems, Inc.	1,007	52,087
Corning, Inc.	293	12,763
Juniper Networks, Inc.	282	7,149
Lumen Technologies, Inc.	444	5,928
Motorola Solutions, Inc.	66	12,354
T-Mobile US, Inc. (a)	79	9,852
Verizon Communications, Inc.	368	21,372

		150,704

Total Communications		2,832,224

Consumer Cyclical — 4.0%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	81	5,575
American Airlines Group, Inc. (a)	235	5,607
Delta Air Lines, Inc. (a)	188	9,070
Southwest Airlines Co. (a)	163	9,974
United Airlines Holdings, Inc. (a)	97	5,581

		35,807

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Apparel — 0.3%
Hanesbrands, Inc.	267	5,254
NIKE, Inc., Class B	121	16,126
PVH Corp. (a)	52	5,473
Ralph Lauren Corp., Class A (a)	44	5,441
Tapestry, Inc. (a)	123	5,053
Under Armour, Inc., Class A (a)	127	2,809
Under Armour, Inc., Class C (a)	129	2,380
VF Corp.	91	7,266

		49,802

Auto Manufacturers — 0.6%
Cummins, Inc.	93	24,119
Ford Motor Co. (a)	659	8,075
General Motors Co. (a)	175	10,063
PACCAR, Inc.	227	21,060
Tesla, Inc. (a)	56	37,543

		100,860

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	54	7,404
Autoliv, Inc., (Sweden) (a)	5	491
BorgWarner, Inc.	125	5,777
Lear Corp.	3	596

		14,268

Distribution/Wholesale — 0.4%
Copart, Inc. (a)	156	16,897
Fastenal Co.	402	20,221
LKQ Corp. (a)	144	6,089
Pool Corp.	19	6,387
WW Grainger, Inc.	36	14,364

		63,958

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	54	4,741
DraftKings, Inc., Class A (a)	10	625
Live Nation Entertainment, Inc. (a)	72	6,085
Penn National Gaming, Inc. (a)	42	4,393
Vail Resorts, Inc. (a)	3	787

		16,631

Food Service — 0.0% (g)
Aramark	15	554

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Home Builders — 0.2%
DR Horton, Inc.	89	7,968
Lennar Corp., Class A	79	8,040
NVR, Inc. (a)	1	6,746
PulteGroup, Inc.	132	6,927

		29,681

Home Furnishings — 0.1%
Leggett & Platt, Inc.	111	5,066
Whirlpool Corp.	31	6,817

		11,883

Housewares — 0.1%
Newell Brands, Inc.	242	6,479

Leisure Time — 0.1%
Carnival Corp. (a)	249	6,611
Norwegian Cruise Line Holdings Ltd. (a)	178	4,906
Peloton Interactive, Inc., Class A (a)	15	1,741
Royal Caribbean Cruises Ltd. (a)	73	6,290

		19,548

Lodging — 0.2%
Hilton Worldwide Holdings, Inc. (a)	63	7,624
Las Vegas Sands Corp. (a)	111	6,743
Marriott International, Inc., Class A (a)	56	8,268
MGM Resorts International	170	6,471
Wynn Resorts Ltd. (a)	46	5,818

		34,924

Retail — 1.6%
Advance Auto Parts, Inc.	34	6,276
AutoZone, Inc. (a)	6	7,863
Best Buy Co., Inc.	65	7,507
Burlington Stores, Inc. (a)	4	1,263
CarMax, Inc. (a)	53	6,978
Carvana Co., Class A (a)	4	1,045
Chipotle Mexican Grill, Inc., Class A (a)	6	7,914
Costco Wholesale Corp.	46	16,087
Darden Restaurants, Inc.	46	6,588
Dollar General Corp.	44	8,984
Dollar Tree, Inc. (a)	66	7,498
Domino’s Pizza, Inc.	17	6,427
Gap, Inc. (The) (a)	178	5,290

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Genuine Parts Co.	57	6,564
Home Depot, Inc. (The)	89	27,258
L Brands, Inc. (a)	90	5,573
Lowe’s Cos., Inc.	80	15,221
Lululemon Athletica, Inc., (Canada) (a)	8	2,473
McDonald’s Corp.	74	16,548
O’Reilly Automotive, Inc. (a)	16	8,053
Ross Stores, Inc.	67	8,091
Starbucks Corp.	126	13,803
Target Corp.	63	12,410
TJX Cos., Inc. (The)	159	10,513
Tractor Supply Co.	39	6,988
Ulta Beauty, Inc. (a)	21	6,371
Walgreens Boots Alliance, Inc.	151	8,305
Walmart, Inc.	135	18,342
Yum! Brands, Inc.	71	7,657

		263,890

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	33	6,424

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	66	6,350

Total Consumer Cyclical		661,059

Consumer Non-cyclical — 20.3%
Agriculture — 0.2%
Altria Group, Inc.	232	11,850
Archer-Daniels-Midland Co.	135	7,692
Bunge Ltd.	10	830
Philip Morris International, Inc.	162	14,371

		34,743

Beverages — 4.3%
Brown-Forman Corp., Class B	464	31,977
Coca-Cola Co. (The)	5,232	275,791
Constellation Brands, Inc., Class A	237	53,929
Keurig Dr Pepper, Inc.	706	24,271
Molson Coors Beverage Co., Class B (a)	355	18,165
Monster Beverage Corp. (a)	558	50,832
PepsiCo., Inc.	1,776	251,236

		706,201

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. (a)	190	29,101
Alnylam Pharmaceuticals, Inc. (a)	81	11,418
Amgen, Inc.	433	107,832
Biogen, Inc. (a)	129	36,074
BioMarin Pharmaceutical, Inc. (a)	127	9,622
Bio-Rad Laboratories, Inc., Class A (a)	11	6,424
Corteva, Inc.	167	7,767
Exact Sciences Corp. (a)	112	14,695
Gilead Sciences, Inc.	972	62,810
Illumina, Inc. (a)	23	8,845
Incyte Corp. (a)	200	16,275
Ionis Pharmaceuticals, Inc. (a)	93	4,183
Moderna, Inc. (a)	194	25,429
Regeneron Pharmaceuticals, Inc. (a)	85	40,431
Royalty Pharma plc, Class A	11	486
Seagen, Inc. (a)	88	12,260
Vertex Pharmaceuticals, Inc. (a)	209	44,835

		438,487

Commercial Services — 2.1%
AMERCO	5	3,019
Automatic Data Processing, Inc.	58	10,909
Avalara, Inc. (a)	52	6,999
Booz Allen Hamilton Holding Corp., Class A	66	5,331
Cintas Corp.	59	20,290
CoStar Group, Inc. (a)	19	15,747
Equifax, Inc.	92	16,672
FleetCor Technologies, Inc. (a)	24	6,529
Gartner, Inc. (a)	35	6,318
Global Payments, Inc.	45	9,081
IHS Markit Ltd., (United Kingdom)	245	23,697
MarketAxess Holdings, Inc.	34	16,952
Moody’s Corp.	118	35,318
Nielsen Holdings plc	208	5,243
PayPal Holdings, Inc. (a)	94	22,766
Quanta Services, Inc.	62	5,440
Robert Half International, Inc.	128	9,985
Rollins, Inc.	275	9,451
S&P Global, Inc.	165	58,184
Square, Inc., Class A (a)	24	5,385

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — continued
TransUnion	93	8,394
United Rentals, Inc. (a)	53	17,439
Verisk Analytics, Inc., Class A	109	19,220

		338,369

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	125	9,853
Estee Lauder Cos., Inc. (The), Class A	33	9,728
Procter & Gamble Co. (The)	203	27,494

		47,075

Food — 0.6%
Campbell Soup Co.	123	6,176
Conagra Brands, Inc.	178	6,685
General Mills, Inc.	131	8,036
Hershey Co. (The)	45	7,116
Hormel Foods Corp.	132	6,298
J M Smucker Co. (The)	52	6,570
Kellogg Co.	106	6,728
Kraft Heinz Co. (The)	188	7,516
Kroger Co. (The)	206	7,405
Lamb Weston Holdings, Inc.	76	5,873
McCormick & Co., Inc.	79	7,032
Mondelez International, Inc., Class A	191	11,195
Sysco Corp.	97	7,613
Tyson Foods, Inc., Class A	94	6,980

		101,223

Healthcare—Products — 1.3%
10X Genomics, Inc., Class A (a)	4	740
Abbott Laboratories	163	19,565
ABIOMED, Inc. (a)	21	6,668
Align Technology, Inc. (a)	15	8,128
Avantor, Inc. (a)	30	876
Baxter International, Inc.	103	8,726
Boston Scientific Corp. (a)	235	9,065
Cooper Cos., Inc. (The)	18	6,749
Danaher Corp.	67	15,167
DENTSPLY SIRONA, Inc.	101	6,426
Edwards Lifesciences Corp. (a)	107	8,924
Hologic, Inc. (a)	93	6,949
IDEXX Laboratories, Inc. (a)	16	7,846
Insulet Corp. (a)	4	951

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
Intuitive Surgical, Inc. (a)	15	11,139
Masimo Corp. (a)	3	706
Medtronic plc, (Ireland)	136	16,078
Novocure Ltd., (Jersey) (a)	5	695
PerkinElmer, Inc.	52	6,636
ResMed, Inc.	39	7,505
STERIS plc	35	6,643
Stryker Corp.	45	10,881
Teleflex, Inc.	16	6,455
Thermo Fisher Scientific, Inc.	38	17,317
Varian Medical Systems, Inc. (a)	37	6,487
West Pharmaceutical Services, Inc.	25	6,961
Zimmer Biomet Holdings, Inc.	47	7,512

		211,795

Healthcare - Services — 0.8%
Anthem, Inc.	31	11,290
Catalent, Inc. (a)	192	20,188
Centene Corp. (a)	124	7,898
DaVita, Inc. (a)	55	5,955
HCA Healthcare, Inc.	47	8,797
Humana, Inc.	22	9,128
IQVIA Holdings, Inc. (a)	42	8,036
Laboratory Corp. of America Holdings (a)	29	7,500
Molina Healthcare, Inc. (a)	3	725
PPD, Inc. (a)	7	270
Quest Diagnostics, Inc.	53	6,842
Teladoc Health, Inc. (a)	7	1,302
UnitedHealth Group, Inc.	77	28,477
Universal Health Services, Inc., Class B	45	6,024

		122,432

Household Products/Wares — 0.2%
Avery Dennison Corp.	37	6,731
Church & Dwight Co., Inc.	82	7,122
Clorox Co. (The)	37	7,140
Kimberly-Clark Corp.	62	8,674

		29,667

Pharmaceuticals — 7.8%
AbbVie, Inc.	1,290	139,555
AmerisourceBergen Corp., Class A	58	6,883
Becton Dickinson and Co.	42	10,231

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — continued
Bristol-Myers Squibb Co.	1,961	123,776
Cardinal Health, Inc.	112	6,794
Cigna Corp.	46	11,014
CVS Health Corp.	161	12,101
Dexcom, Inc. (a)	21	7,672
Elanco Animal Health, Inc. (a)	26	761
Eli Lilly & Co.	694	129,618
Henry Schein, Inc. (a)	91	6,294
Horizon Therapeutics Plc (a)	13	1,210
Jazz Pharmaceuticals plc, (Ireland) (a)	3	488
Johnson & Johnson	2,232	366,810
McKesson Corp.	40	7,768
Merck & Co., Inc.	2,185	168,414
Neurocrine Biosciences, Inc. (a)	62	6,040
Perrigo Co. plc, (Ireland)	235	9,515
Pfizer, Inc.	4,812	174,322
Sarepta Therapeutics, Inc. (a)	52	3,882
Viatris, Inc. (a)	1,389	19,407
Zoetis, Inc., Class A	432	68,076

		1,280,631

Total Consumer Non-cyclical		3,310,623

Energy — 1.2%
Energy—Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	70	11,307
Plug Power, Inc. (a)	228	8,181
SolarEdge Technologies, Inc., (Israel) (a)	16	4,456
Sunrun, Inc. (a)	58	3,505

		27,449

Oil & Gas — 0.8%
APA Corp.	258	4,622
Cabot Oil & Gas Corp.	312	5,862
Chevron Corp.	173	18,179
ConocoPhillips	183	9,676
Devon Energy Corp.	265	5,788
Diamondback Energy, Inc.	67	4,912
EOG Resources, Inc.	117	8,465
Exxon Mobil Corp.	364	20,323
Hess Corp.	92	6,529
HollyFrontier Corp.	135	4,823
Marathon Oil Corp.	449	4,793

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
Marathon Petroleum Corp.	137	7,307
Occidental Petroleum Corp.	239	6,349
Phillips 66	90	7,327
Pioneer Natural Resources Co.	47	7,443
Valero Energy Corp.	93	6,648

		129,046

Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	265	5,729
Halliburton Co.	283	6,066
NOV, Inc. (a)	329	4,511
Schlumberger NV	280	7,613

		23,919

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	14	1,043
Kinder Morgan, Inc.	460	7,653
ONEOK, Inc.	133	6,726
Williams Cos., Inc. (The)	305	7,228

		22,650

Total Energy		203,064

Financial — 17.0%
Banks — 6.1%
Bank of America Corp.	4,931	190,781
Bank of New York Mellon Corp. (The)	724	34,240
Citigroup, Inc.	1,396	101,595
Citizens Financial Group, Inc.	517	22,847
Comerica, Inc.	80	5,723
Fifth Third Bancorp	744	27,846
First Republic Bank	172	28,628
Goldman Sachs Group, Inc. (The)	221	72,219
Huntington Bancshares, Inc.	1,344	21,125
KeyCorp.	1,152	23,009
M&T Bank Corp.	153	23,133
Morgan Stanley	904	70,234
Northern Trust Corp.	225	23,693
PNC Financial Services Group, Inc. (The)	319	55,985
Regions Financial Corp.	1,122	23,184
State Street Corp.	312	26,235
SVB Financial Group (a)	53	26,051
Truist Financial Corp.	999	58,249
US Bancorp	1,030	56,993
Wells Fargo & Co.	2,625	102,544
Zions Bancorp NA	98	5,399

		999,713

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — 3.7%
Ally Financial, Inc.	217	9,798
American Express Co.	483	68,382
Ameriprise Financial, Inc.	119	27,760
Apollo Global Management, Inc., Class A	93	4,381
BlackRock, Inc., Class A	75	56,411
Capital One Financial Corp.	362	46,117
Cboe Global Markets, Inc.	123	12,101
Charles Schwab Corp. (The)	1,051	68,483
CME Group, Inc., Class A	269	54,855
Discover Financial Services	301	28,593
Franklin Resources, Inc.	361	10,678
Intercontinental Exchange, Inc.	412	46,055
Invesco Ltd.	433	10,931
Mastercard, Inc., Class A	72	25,727
Nasdaq, Inc.	107	15,838
Raymond James Financial, Inc.	171	20,905
SEI Investments Co.	130	7,908
Synchrony Financial	436	17,719
T Rowe Price Group, Inc.	204	34,942
Tradeweb Markets, Inc., Class A	83	6,130
Visa, Inc., Class A	134	28,313
Western Union Co. (The)	244	6,018

		608,045

Insurance — 5.5%
Aflac, Inc.	619	31,669
Alleghany Corp. (a)	10	5,975
Allstate Corp. (The)	262	30,062
American Financial Group, Inc.	74	8,444
American International Group, Inc.	678	31,334
Aon plc, Class A	185	42,472
Arch Capital Group Ltd., (Bermuda) (a)	235	9,007
Arthur J Gallagher & Co.	162	20,257
Assurant, Inc.	84	11,907
Athene Holding Ltd., (Bermuda), Class A (a)	74	3,707
Berkshire Hathaway, Inc., Class B (a)	856	218,678
Brown & Brown, Inc.	133	6,080

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Chubb Ltd., (Switzerland)	333	52,555
Cincinnati Financial Corp.	175	18,080
Equitable Holdings, Inc.	230	7,499
Erie Indemnity Co., Class A	15	3,206
Everest Re Group Ltd., (Bermuda)	45	11,088
Fidelity National Financial, Inc.	199	8,077
Globe Life, Inc.	172	16,653
Hartford Financial Services Group, Inc. (The)	421	28,127
Lincoln National Corp.	307	19,106
Loews Corp.	251	12,866
Markel Corp. (a)	11	12,355
Marsh & McLennan Cos., Inc.	396	48,223
MetLife, Inc.	648	39,417
Principal Financial Group, Inc.	348	20,893
Progressive Corp. (The)	441	42,202
Prudential Financial, Inc.	358	32,638
Reinsurance Group of America, Inc.	41	5,148
RenaissanceRe Holdings Ltd., (Bermuda)	29	4,610
Travelers Cos., Inc. (The)	223	33,590
Unum Group	189	5,250
Voya Financial, Inc.	68	4,316
Willis Towers Watson plc, (United Kingdom)	127	29,149
WR Berkley Corp.	235	17,703

		892,343

Private Equity — 0.3%
Blackstone Group, Inc. (The)	484	36,070
Carlyle Group, Inc. (The)	70	2,590
KKR & Co., Inc.	301	14,700

		53,360

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	93	7,338

REITS — 1.4%
AGNC Investment Corp.	297	4,970
Alexandria Real Estate Equities, Inc.	42	6,922
American Tower Corp.	54	12,859
Annaly Capital Management, Inc.	777	6,679
AvalonBay Communities, Inc.	38	7,006
Boston Properties, Inc.	60	6,052
Camden Property Trust	6	683
Crown Castle International Corp.	62	10,701
Digital Realty Trust, Inc.	59	8,280
Duke Realty Corp.	156	6,557
Equinix, Inc.	14	9,467
Equity LifeStyle Properties, Inc.	11	703
Equity Residential	99	7,111
Essex Property Trust, Inc.	23	6,291
Extra Space Storage, Inc.	50	6,605
Federal Realty Investment Trust	49	5,020
Healthpeak Properties, Inc.	204	6,471
Host Hotels & Resorts, Inc. (a)	364	6,138
Invitation Homes, Inc.	35	1,118
Iron Mountain, Inc.	164	6,084
Kimco Realty Corp.	278	5,207
Medical Properties Trust, Inc.	35	737
Mid-America Apartment Communities, Inc.	46	6,630
Omega Healthcare Investors, Inc.	13	486
Prologis, Inc.	103	10,893
Public Storage	33	8,043
Realty Income Corp.	109	6,924
Regency Centers Corp.	103	5,814
SBA Communications Corp., Class A	28	7,794
Simon Property Group, Inc.	67	7,634
Sun Communities, Inc.	7	1,030
UDR, Inc.	138	6,041
Ventas, Inc.	120	6,412
VEREIT, Inc.	13	511
VICI Properties, Inc.	34	955
Vornado Realty Trust	122	5,536

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Welltower, Inc.	101	7,252
Weyerhaeuser Co.	203	7,228
WP Carey, Inc.	11	792

		221,636

Savings & Loans — 0.0% (g)
People’s United Financial, Inc.	302	5,406

Total Financial		2,787,841

Industrial — 15.6%
Aerospace/Defense — 2.0%
Boeing Co. (The) (a)	283	72,166
General Dynamics Corp.	151	27,456
HEICO Corp.	21	2,621
HEICO Corp., Class A	35	3,960
Howmet Aerospace, Inc. (a)	365	11,724
L3Harris Technologies, Inc.	132	26,680
Lockheed Martin Corp.	139	51,503
Northrop Grumman Corp.	96	30,980
Raytheon Technologies Corp.	813	62,833
Teledyne Technologies, Inc. (a)	32	13,145
TransDigm Group, Inc. (a)	34	20,082

		323,150

Building Materials — 0.6%
Carrier Global Corp.	540	22,781
Fortune Brands Home & Security, Inc.	128	12,252
Johnson Controls International plc	448	26,707
Lennox International, Inc.	17	5,223
Martin Marietta Materials, Inc.	20	6,822
Masco Corp.	224	13,401
Owens Corning	52	4,780
Vulcan Materials Co.	41	6,932

		98,898

Electrical Components & Equipments — 0.4%
AMETEK, Inc.	158	20,145
Emerson Electric Co.	353	31,888
Generac Holdings, Inc. (a)	48	15,557

		67,590

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — 1.2%
Agilent Technologies, Inc.	66	8,345
Allegion plc, (Ireland)	91	11,423
Amphenol Corp., Class A	213	14,026
Arrow Electronics, Inc. (a)	18	1,981
FLIR Systems, Inc.	99	5,609
Fortive Corp.	228	16,096
Garmin Ltd., (Switzerland)	53	6,951
Honeywell International, Inc.	370	80,276
Keysight Technologies, Inc. (a)	80	11,423
Mettler-Toledo International, Inc. (a)	7	7,615
Sensata Technologies Holding plc (a)	76	4,419
TE Connectivity Ltd., (Switzerland)	112	14,468
Trimble, Inc. (a)	127	9,868
Waters Corp. (a)	24	6,779

		199,279

Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	107	13,864

Environmental Control — 0.4%
Pentair plc, (United Kingdom)	171	10,656
Republic Services, Inc., Class A	166	16,454
Waste Connections, Inc.	132	14,278
Waste Management, Inc.	252	32,528

		73,916

Hand/Machine Tools — 0.2%
Snap-on, Inc.	50	11,597
Stanley Black & Decker, Inc.	108	21,495

		33,092

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	290	67,308

Machinery - Diversified — 1.1%
Cognex Corp.	36	3,019
Deere & Co.	160	60,040
Dover Corp.	111	15,155
IDEX Corp.	64	13,459
Ingersoll Rand, Inc. (a)	283	13,927
Nordson Corp.	27	5,302
Otis Worldwide Corp.	283	19,364

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery - Diversified — continued
Rockwell Automation, Inc.	78	20,814
Westinghouse Air Brake Technologies Corp.	159	12,585
Xylem, Inc.	142	14,889

		178,554

Miscellaneous Manufacturers — 1.6%
3M Co.	312	60,149
AO Smith Corp.	149	10,094
Eaton Corp. plc	235	32,463
General Electric Co.	4,735	62,175
Illinois Tool Works, Inc.	183	40,461
Parker-Hannifin Corp.	80	25,358
Textron, Inc.	210	11,783
Trane Technologies plc, (Ireland)	151	25,014

		267,497

Packaging & Containers — 0.2%
Amcor plc, (United Kingdom)	574	6,707
Ball Corp.	87	7,341
Crown Holdings, Inc.	9	878
Packaging Corp. of America	47	6,286
Sealed Air Corp.	129	5,889
Westrock Co.	127	6,593

		33,694

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	47	9,692

Transportation — 7.3%
CH Robinson Worldwide, Inc.	631	60,196
CSX Corp.	436	42,041
Expeditors International of Washington, Inc.	779	83,878
FedEx Corp.	1,064	302,206
JB Hunt Transport Services, Inc.	76	12,806
Kansas City Southern	72	19,080
Knight-Swift Transportation Holdings, Inc., Class A	64	3,087
Norfolk Southern Corp.	147	39,384
Old Dominion Freight Line, Inc.	70	16,932
Union Pacific Corp.	357	78,792
United Parcel Service, Inc., Class B	3,099	526,883
XPO Logistics, Inc. (a)	45	5,556

		1,190,841

Total Industrial		2,557,375

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Technology — 21.5%
Computers — 3.7%
Accenture plc, (Ireland), Class A	62	17,152
Apple, Inc.	3,598	439,452
Cognizant Technology Solutions Corp., Class A	106	8,310
Crowdstrike Holdings, Inc., Class A (a)	115	20,962
Dell Technologies, Inc., Class C (a)	52	4,562
DXC Technology Co. (a)	188	5,890
EPAM Systems, Inc. (a)	3	1,344
Fortinet, Inc. (a)	120	22,104
Hewlett Packard Enterprise Co.	613	9,655
HP, Inc.	472	14,984
International Business Machines Corp.	101	13,490
Leidos Holdings, Inc.	124	11,927
NetApp, Inc.	128	9,285
Seagate Technology plc	117	9,013
Western Digital Corp.	143	9,557
Zscaler, Inc. (a)	48	8,207

		605,894

Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A (a)	23	11,036

Semiconductors — 4.2%
Advanced Micro Devices, Inc. (a)	435	34,135
Analog Devices, Inc.	149	23,136
Applied Materials, Inc.	327	43,640
Broadcom, Inc.	135	62,693
Intel Corp.	1,340	85,785
IPG Photonics Corp. (a)	34	7,094
KLA Corp.	66	21,740
Lam Research Corp.	54	32,338
Marvell Technology Group Ltd.	204	9,978
Maxim Integrated Products, Inc.	143	13,079
Microchip Technology, Inc.	116	18,025
Micron Technology, Inc. (a)	405	35,693
Monolithic Power Systems, Inc.	29	10,344
NVIDIA Corp.	200	106,612
NXP Semiconductors NV, (Netherlands)	115	23,110
ON Semiconductor Corp. (a)	125	5,184
Qorvo, Inc. (a)	67	12,163

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
QUALCOMM, Inc.	386	51,206
Skyworks Solutions, Inc.	83	15,173
Teradyne, Inc.	99	12,017
Texas Instruments, Inc.	312	59,024
Xilinx, Inc.	117	14,552

		696,721

Software — 13.5%
Activision Blizzard, Inc.	110	10,242
Adobe, Inc. (a)	327	155,655
Akamai Technologies, Inc. (a)	66	6,756
ANSYS, Inc. (a)	73	24,892
Autodesk, Inc. (a)	164	45,441
Black Knight, Inc. (a)	8	620
Broadridge Financial Solutions, Inc.	45	6,825
Cadence Design Systems, Inc. (a)	226	30,979
Ceridian HCM Holding, Inc. (a)	87	7,360
Cerner Corp.	98	7,027
Citrix Systems, Inc.	117	16,480
Cloudflare, Inc., Class A (a)	131	9,224
Coupa Software, Inc. (a)	45	11,478
Datadog, Inc., Class A (a)	115	9,599
DocuSign, Inc., Class A (a)	115	23,329
Dropbox, Inc., Class A (a)	205	5,464
Dynatrace, Inc. (a)	118	5,671
Electronic Arts, Inc.	61	8,232
Fair Isaac Corp. (a)	19	9,265
Fidelity National Information Services, Inc.	77	10,892
Fiserv, Inc. (a)	82	9,721
Guidewire Software, Inc. (a)	54	5,521
HubSpot, Inc. (a)	28	12,925
Intuit, Inc.	186	71,271
Jack Henry & Associates, Inc.	41	6,211
Microsoft Corp.	4,734	1,116,165
MongoDB, Inc., Class A (a)	3	904
MSCI, Inc., Class A	61	25,691
Oracle Corp.	1,366	95,844
Paychex, Inc.	78	7,620
Paycom Software, Inc. (a)	47	17,353
PTC, Inc. (a)	72	9,957
RingCentral, Inc., Class A (a)	49	14,742

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Roper Technologies, Inc.	65	26,330
salesforce.com, Inc. (a)	624	132,153
ServiceNow, Inc. (a)	139	69,422
Slack Technologies, Inc., Class A (a)	301	12,216
Snowflake, Inc., Class A (a)	1	342
Splunk, Inc. (a)	105	14,216
SS&C Technologies Holdings, Inc.	150	10,494
Synopsys, Inc. (a)	123	30,592
Take-Two Interactive Software, Inc. (a)	40	6,987
Twilio, Inc., Class A (a)	9	3,051
Tyler Technologies, Inc. (a)	39	16,729
Veeva Systems, Inc., Class A (a)	8	2,206
VMware, Inc., Class A (a)	56	8,368
Workday, Inc., Class A (a)	118	29,294
Zoom Video Communications, Inc., Class A (a)	128	40,991

		2,202,747

Total Technology		3,516,398

Utilities — 1.3%
Electric — 1.2%
AES Corp. (The)	233	6,245
Alliant Energy Corp.	122	6,616
Ameren Corp.	85	6,928
American Electric Power Co., Inc.	101	8,564
CenterPoint Energy, Inc.	282	6,391
CMS Energy Corp.	112	6,860
Consolidated Edison, Inc.	100	7,494
Dominion Energy, Inc.	130	9,865
DTE Energy Co.	56	7,411
Duke Energy Corp.	110	10,602
Edison International	119	7,002
Entergy Corp.	70	6,928
Evergy, Inc.	109	6,484
Eversource Energy	89	7,707
Exelon Corp.	200	8,760
FirstEnergy Corp.	191	6,640

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electric — continued
NextEra Energy, Inc.	199		15,039
NRG Energy, Inc.	148		5,581
OGE Energy Corp.	9		300
PG&E Corp. (a)	93		1,089
Pinnacle West Capital Corp.	76		6,203
PPL Corp.	243		7,010
Public Service Enterprise Group, Inc.	128		7,688
Sempra Energy	62		8,225
Southern Co. (The)	162		10,083
Vistra Corp.	33		585
WEC Energy Group, Inc.	82		7,634
Xcel Energy, Inc.	122		8,133

			198,067

Gas — 0.1%
Atmos Energy Corp.	67		6,617
NiSource, Inc.	255		6,159
UGI Corp.	14		571

			13,347

Water — 0.0% (g)
American Water Works Co., Inc.	51		7,689
Essential Utilities, Inc.	15		665

			8,354

Total Utilities			219,768

Total Common Stocks (Cost $12,956,644)			16,243,269

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.8%
Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd., 0.00%, 04/01/2021	15,897		15,897
Barclays SA, 0.00%, 04/01/2021	18,194		18,194
BNP Paribas SA, 0.00%, 04/01/2021	76,535		76,535
Brown Brothers Harriman, 0.00%, 04/01/2021	—	(h)	—	(h)
Sumitomo Mitsui Banking Corp., 0.00%, 04/01/2021	14,233		14,233
Sumitomo Mitsui Trust Bank, 0.00%, 04/01/2021	6,120		6,120

Total Short-Term Investments (Cost $130,979)			130,979

Total Investments — 100.0% (Cost - $13,087,623) *			16,374,248
Other Assets in Excess of Liabilities — 0.0%			146

NET ASSETS — 100.0%			$16,374,394

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini NASDAQ 100 Index	29	06/2021	USD	752	8
NASDAQ 100 E-mini Index	116	06/2021	USD	29,956	412
S&P 500 E-mini Index	337	06/2021	USD	66,211	641
S&P MidCap 400 E-mini Index	58	06/2021	USD	15,244	(134)

Total unrealized appreciation (depreciation)					927

Six Circles U.S. Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

Summary of Investments by Industry, March 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	15.6%
Software	13.4%
Pharmaceuticals	7.8%
Transportation	7.3%
Banks	6.1%
Insurance	5.4%
Beverages	4.3%
Semiconductors	4.3%
Diversified Financial Services	3.7%
Computers	3.7%
Biotechnology	2.7%
Commercial Services	2.1%
Aerospace/Defense	2.0%
Miscellaneous Manufacturers	1.6%
Retail	1.6%
REITS	1.4%
Healthcare - Products	1.3%
Electronics	1.2%
Electric	1.2%
Machinery - Diversified	1.1%
Others (Each less than 1.0%)	11.4%
Short-Term Investments	0.8%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 95.7%
Argentina — 0.0% (g)
Telecom Argentina SA, ADR	1	7
YPF SA, ADR (a)	8	33

		40

Australia — 0.3%
BHP Group plc	1,077	31,019

Austria — 0.1%
Erste Group Bank AG (a)	19	630
OMV AG	10	497
Raiffeisen Bank International AG	10	216
Verbund AG	154	11,180
voestalpine AG	8	319

		12,842

Belgium — 0.9%
Ageas SA	380	22,925
Anheuser-Busch InBev SA	377	23,674
Elia Group SA	73	8,024
Etablissements Franz Colruyt NV	4	220
Galapagos NV (a)	3	218
Groupe Bruxelles Lambert SA	8	778
KBC Group NV (a)	17	1,209
Proximus SADP	10	220
Sofina SA	1	346
Solvay SA	5	613
UCB SA	204	19,413
Umicore SA	13	696

		78,336

Brazil — 0.1%
Ambev SA	222	602
Atacadao SA	17	72
B2W Cia Digital (a)	9	102
B3 SA - Brasil Bolsa Balcao	97	937
Banco Bradesco SA	70	293
Banco BTG Pactual SA	10	175
Banco do Brasil SA	40	216
Banco Inter SA	4	115
Banco Santander Brasil SA	19	131
BB Seguridade Participacoes SA	29	127
BRF SA (a)	24	106

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Brazil — continued
CCR SA	51	117
Centrais Eletricas Brasileiras SA	14	87
Cia de Saneamento Basico do Estado de Sao Paulo (Registered)	18	130
Cia Siderurgica Nacional SA	30	199
Cosan SA	12	188
CPFL Energia SA	8	46
Energisa SA	8	63
Engie Brasil Energia SA	10	75
Equatorial Energia SA	38	167
Hapvida Participacoes e Investimentos SA (e)	44	117
Hypera SA	21	117
JBS SA	53	286
Klabin SA (a)	33	162
Localiza Rent a Car SA	27	284
Lojas Renner SA	41	313
Magazine Luiza SA	127	456
Natura & Co. Holding SA (a)	39	336
Notre Dame Intermedica Participacoes SA (a)	24	352
Petrobras Distribuidora SA	30	118
Petroleo Brasileiro SA	165	704
Raia Drogasil SA	54	239
Rumo SA (a)	57	205
Sul America SA	14	82
Suzano SA (a)	33	399
Telefonica Brasil SA	24	192
TIM SA/Brazil	44	100
TOTVS SA	29	150
Ultrapar Participacoes SA	30	112
Vale SA	165	2,876
Via Varejo S/A (a)	54	116
WEG SA	36	482

		12,146

Chile — 0.1%
Antofagasta plc	201	4,690
Banco de Chile	1,989	234
Banco de Credito e Inversiones SA	2	120
Banco Santander Chile	2,952	184
Cencosud SA	61	130
Cencosud Shopping SA	27	56
Cia Cervecerias Unidas SA	6	52
Colbun SA	309	60

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Chile — continued
Empresas CMPC SA	56		180
Empresas COPEC SA	19		230
Enel Americas SA	1,607		268
Enel Chile SA	1,169		91
Falabella SA	31		139

			6,434

China — 1.4%
21Vianet Group, Inc., ADR (a)	4		119
360 Security Technology, Inc., Class A	17		37
3SBio, Inc. (a) (e)	66		58
51job, Inc., ADR (a)	1		79
AAC Technologies Holdings, Inc.	33		168
AECC Aviation Power Co. Ltd., Class A	6		39
Agile Group Holdings Ltd.	54		89
Agricultural Bank of China Ltd., Class A	216		112
Agricultural Bank of China Ltd., Class H	1,214		487
Aier Eye Hospital Group Co. Ltd., Class A	11		99
Air China Ltd., Class A	40		55
Air China Ltd., Class H	62		54
Airtac International Group	5		178
AK Medical Holdings Ltd. (e)	24		31
Alibaba Group Holding Ltd., ADR (a)	85		19,190
A-Living Smart City Services Co. Ltd. (e)	21		92
Aluminum Corp. of China Ltd., Class A (a)	14		8
Aluminum Corp. of China Ltd., Class H (a)	184		76
Anhui Conch Cement Co. Ltd., Class A	15		117
Anhui Conch Cement Co. Ltd., Class H	54		349
Anhui Gujing Distillery Co. Ltd., Class A	1		45
Anhui Gujing Distillery Co. Ltd., Class B	5		72
Anhui Kouzi Distillery Co. Ltd., Class A	1		6
ANTA Sports Products Ltd.	48		787
Asymchem Laboratories Tianjin Co. Ltd., Class A	1		44
Autobio Diagnostics Co. Ltd., Class A	—	(h)	5
Autohome, Inc., ADR	3		250
AVIC Jonhon Optronic Technology Co. Ltd., Class A	1		9
AVIC Shenyang Aircraft Co. Ltd., Class A	4		37
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	8		29
AviChina Industry & Technology Co. Ltd., Class H	103		69
Baidu, Inc., ADR (a)	12		2,606
Bank of Beijing Co. Ltd., Class A	55		40
Bank of Chengdu Co. Ltd., Class A	6		10

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
China — continued
Bank of China Ltd., Class A	126		64
Bank of China Ltd., Class H	3,488		1,330
Bank of Communications Co. Ltd., Class A	151		114
Bank of Communications Co. Ltd., Class H	369		235
Bank of Hangzhou Co. Ltd., Class A	13		32
Bank of Jiangsu Co. Ltd., Class A	50		50
Bank of Nanjing Co. Ltd., Class A	31		48
Bank of Ningbo Co. Ltd., Class A	17		100
Bank of Shanghai Co. Ltd., Class A	37		49
Baoshan Iron & Steel Co. Ltd., Class A	44		54
Baozun, Inc., ADR (a)	3		97
BeiGene Ltd., ADR (a)	2		723
Beijing Capital International Airport Co. Ltd., Class H	86		67
Beijing Dabeinong Technology Group Co. Ltd., Class A	5		6
Beijing Enlight Media Co. Ltd., Class A	4		7
Beijing New Building Materials plc, Class A	6		39
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	5		38
Beijing Shunxin Agriculture Co. Ltd., Class A	1		4
Beijing Tiantan Biological Products Corp. Ltd., Class A	5		27
Beijing Yanjing Brewery Co. Ltd., Class A	5		6
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	86		77
Betta Pharmaceuticals Co. Ltd., Class A	—	(h)	7
BGI Genomics Co. Ltd., Class A	2		38
Bilibili, Inc., ADR (a)	7		771
BOE Technology Group Co. Ltd., Class A	113		109
BYD Co. Ltd., Class A	4		112
BYD Co. Ltd., Class H	36		779
BYD Electronic International Co. Ltd.	35		206
By-health Co. Ltd., Class A	2		7
Caitong Securities Co. Ltd., Class A	3		6
CanSino Biologics, Inc., Class H (a) (e)	2		91
CGN Power Co. Ltd., Class H (e)	343		83
Changchun High & New Technology Industry Group, Inc., Class A	1		83
Changjiang Securities Co. Ltd., Class A	6		7
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	—	(h)	9
Chaozhou Three-Circle Group Co. Ltd., Class A	8		52
Chifeng Jilong Gold Mining Co. Ltd., Class A (a)	3		6
China Aoyuan Group Ltd.	53		57
China Bohai Bank Co. Ltd., Class H (a) (e)	134		60
China Cinda Asset Management Co. Ltd., Class H	327		68
China CITIC Bank Corp. Ltd., Class H	455		231

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
China — continued
China Communications Services Corp. Ltd., Class H	112	50
China Conch Venture Holdings Ltd.	71	332
China Construction Bank Corp., Class A	17	19
China Construction Bank Corp., Class H	4,326	3,646
China East Education Holdings Ltd. (e)	28	60
China Eastern Airlines Corp. Ltd., Class A	9	7
China Everbright Bank Co. Ltd., Class A	169	105
China Everbright Bank Co. Ltd., Class H	115	50
China Evergrande Group	101	193
China Feihe Ltd. (e)	53	150
China Galaxy Securities Co. Ltd., Class A	24	38
China Galaxy Securities Co. Ltd., Class H	122	75
China Greatwall Technology Group Co. Ltd., Class A	3	7
China Hongqiao Group Ltd.	76	102
China Huarong Asset Management Co. Ltd., Class H (e)	374	49
China International Capital Corp. Ltd., Class A (a)	4	30
China International Capital Corp. Ltd., Class H (a) (e)	62	151
China Jushi Co. Ltd., Class A	13	37
China Lesso Group Holdings Ltd.	50	108
China Life Insurance Co. Ltd., Class A	9	45
China Life Insurance Co. Ltd., Class H	316	657
China Literature Ltd. (a) (e)	14	137
China Longyuan Power Group Corp. Ltd., Class H	141	193
China Medical System Holdings Ltd.	60	119
China Meidong Auto Holdings Ltd.	28	130
China Merchants Bank Co. Ltd., Class A	54	418
China Merchants Bank Co. Ltd., Class H	175	1,341
China Merchants Energy Shipping Co. Ltd., Class A	8	7
China Merchants Securities Co. Ltd., Class A	23	68
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	38	71
China Minsheng Banking Corp. Ltd., Class A	136	105
China Minsheng Banking Corp. Ltd., Class H	237	138
China Molybdenum Co. Ltd., Class A	56	45
China Molybdenum Co. Ltd., Class H	165	101
China National Building Material Co. Ltd., Class H	170	246
China National Software & Service Co. Ltd., Class A	1	6
China Northern Rare Earth Group High-Tech Co. Ltd., Class A (a)	17	48
China Oilfield Services Ltd., Class H	72	74
China Pacific Insurance Group Co. Ltd., Class A	21	122
China Pacific Insurance Group Co. Ltd., Class H	124	492
China Petroleum & Chemical Corp., Class A	103	68

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
China — continued
China Petroleum & Chemical Corp., Class H	1,032	547
China Railway Group Ltd., Class A	96	86
China Railway Group Ltd., Class H	119	63
China Resources Pharmaceutical Group Ltd. (e)	76	47
China Shenhua Energy Co. Ltd., Class A	24	75
China Shenhua Energy Co. Ltd., Class H	149	308
China Shipbuilding Industry Co. Ltd., Class A (a)	73	46
China South Publishing & Media Group Co. Ltd., Class A	33	53
China Southern Airlines Co. Ltd., Class A (a)	80	84
China Southern Airlines Co. Ltd., Class H (a)	54	40
China State Construction Engineering Corp. Ltd., Class A	117	93
China Tourism Group Duty Free Corp. Ltd., Class A	5	253
China Tower Corp. Ltd., Class H (e)	1,826	271
China TransInfo Technology Co. Ltd., Class A	2	5
China Vanke Co. Ltd., Class A	30	138
China Vanke Co. Ltd., Class H	68	267
China Yangtze Power Co. Ltd., Class A	56	184
China Yuhua Education Corp. Ltd. (e)	54	42
China Zheshang Bank Co. Ltd., Class A	112	69
Chongqing Brewery Co. Ltd., Class A	2	34
Chongqing Changan Automobile Co. Ltd., Class A (a)	12	25
Chongqing Rural Commercial Bank Co. Ltd., Class H	190	82
Chongqing Zhifei Biological Products Co. Ltd., Class A	4	114
CIFI Holdings Group Co. Ltd.	142	138
CITIC Ltd.	281	267
CITIC Securities Co. Ltd., Class A	35	128
CITIC Securities Co. Ltd., Class H	85	196
Contemporary Amperex Technology Co. Ltd., Class A	6	310
COSCO SHIPPING Holdings Co. Ltd., Class A (a)	39	81
COSCO SHIPPING Holdings Co. Ltd., Class H (a)	98	126
Country Garden Holdings Co. Ltd.	327	421
Country Garden Services Holdings Co. Ltd.	65	663
CSC Financial Co. Ltd., Class A	9	42
CSPC Pharmaceutical Group Ltd.	418	508
Dali Foods Group Co. Ltd. (e)	117	67
Daqin Railway Co. Ltd., Class A	80	86
Daqo New Energy Corp., ADR (a)	2	167
DaShenLin Pharmaceutical Group Co. Ltd., Class A	3	36
Dongfang Electric Corp. Ltd., Class A	4	8
Dongfeng Motor Group Co. Ltd., Class H	114	106
DouYu International Holdings Ltd., ADR (a)	5	54

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
China — continued
East Group Co. Ltd., Class A	27		26
East Money Information Co. Ltd., Class A	26		108
ENN Energy Holdings Ltd.	35		561
Eve Energy Co. Ltd., Class A	6		70
Ever Sunshine Lifestyle Services Group Ltd. (Registered)	30		76
Everbright Securities Co. Ltd., Class A	12		29
Fangda Carbon New Material Co. Ltd., Class A (a)	8		10
FAW Jiefang Group Co. Ltd., Class A (a)	4		7
First Capital Securities Co. Ltd., Class A	5		5
Focus Media Information Technology Co. Ltd., Class A	48		68
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7		181
Fosun International Ltd.	114		159
Founder Securities Co. Ltd., Class A (a)	46		61
Foxconn Industrial Internet Co. Ltd., Class A	19		42
Fu Jian Anjoy Foods Co. Ltd., Class A	1		29
Fuyao Glass Industry Group Co. Ltd., Class A	7		49
Fuyao Glass Industry Group Co. Ltd., Class H (e)	20		119
Ganfeng Lithium Co. Ltd., Class A	3		49
GDS Holdings Ltd., ADR (a)	4		346
Gemdale Corp., Class A	19		35
Genscript Biotech Corp. (a)	50		89
GF Securities Co. Ltd., Class A	21		51
GF Securities Co. Ltd., Class H	40		62
Gigadevice Semiconductor Beijing, Inc., Class A	2		44
GoerTek, Inc., Class A	11		45
GOME Retail Holdings Ltd. (a)	446		83
Gotion High-tech Co. Ltd., Class A (a)	7		41
Great Wall Motor Co. Ltd., Class A	8		38
Great Wall Motor Co. Ltd., Class H	131		365
Greenland Holdings Corp. Ltd., Class A	8		7
Greentown China Holdings Ltd.	42		54
Greentown Service Group Co. Ltd. (Registered)	64		98
GSX Techedu, Inc., ADR (a)	3		111
Guangdong Haid Group Co. Ltd., Class A	6		66
Guangdong Hongda Blasting Co. Ltd., Class A	1		6
Guangdong Kinlong Hardware Products Co. Ltd., Class A	—	(h)	8
Guanghui Energy Co. Ltd., Class A (a)	14		7
Guangzhou Automobile Group Co. Ltd., Class H	126		106
Guangzhou Baiyun International Airport Co. Ltd., Class A	3		6
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1		6
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2		33

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
China — continued
Guangzhou R&F Properties Co. Ltd., Class H	75	99
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2	30
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1	6
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	15	33
Guolian Securities Co. Ltd., Class A (a)	10	24
Guosen Securities Co. Ltd., Class A	3	6
Guotai Junan Securities Co. Ltd., Class A	21	51
Guoyuan Securities Co. Ltd., Class A	5	6
Haidilao International Holding Ltd. (e)	35	240
Haier Smart Home Co. Ltd., Class A	19	89
Haier Smart Home Co. Ltd., Class H (a)	86	347
Haitian International Holdings Ltd.	29	116
Haitong Securities Co. Ltd., Class A	69	116
Haitong Securities Co. Ltd., Class H	88	82
Hangzhou First Applied Material Co. Ltd., Class A	3	39
Hangzhou Tigermed Consulting Co. Ltd., Class A	3	67
Hangzhou Tigermed Consulting Co. Ltd., Class H (a) (e)	4	84
Hansoh Pharmaceutical Group Co. Ltd. (a) (e)	54	259
Henan Shuanghui Investment & Development Co. Ltd., Class A	9	54
Hengan International Group Co. Ltd.	29	187
Hengli Petrochemical Co. Ltd., Class A	18	82
Hengtong Optic-electric Co. Ltd., Class A	3	5
Hengyi Petrochemical Co. Ltd., Class A	3	7
Hesteel Co. Ltd., Class A (a)	19	7
Hithink RoyalFlush Information Network Co. Ltd., Class A	2	33
Hongfa Technology Co. Ltd., Class A	1	7
Hua Hong Semiconductor Ltd. (a) (e)	26	143
Huadong Medicine Co. Ltd., Class A	7	39
Huagong Tech Co. Ltd., Class A	2	6
Hualan Biological Engineering, Inc., Class A	7	44
Huaneng Power International, Inc., Class H	192	68
Huatai Securities Co. Ltd., Class A	19	50
Huatai Securities Co. Ltd., Class H (e)	68	105
Huaxia Bank Co. Ltd., Class A	33	33
Huaxin Cement Co. Ltd., Class A	2	7
Huayu Automotive Systems Co. Ltd., Class A	9	40
Huazhu Group Ltd., ADR (a)	7	389
Hubei Biocause Pharmaceutical Co. Ltd., Class A	10	6
Hunan Valin Steel Co. Ltd., Class A	31	33
Hundsun Technologies, Inc., Class A	4	48
HUYA, Inc., ADR (a)	3	61

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
China — continued
Iflytek Co. Ltd., Class A	9		64
Industrial & Commercial Bank of China Ltd., Class A	162		137
Industrial & Commercial Bank of China Ltd., Class H	2,748		1,977
Industrial Bank Co. Ltd., Class A	53		196
Industrial Securities Co. Ltd., Class A	34		44
Ingenic Semiconductor Co. Ltd., Class A (a)	1		5
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	233		55
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9		7
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19		119
Innovent Biologics, Inc. (a) (e)	45		455
iQIYI, Inc., ADR (a)	12		201
JA Solar Technology Co. Ltd., Class A (a)	1		5
Jafron Biomedical Co. Ltd., Class A	1		7
Jason Furniture Hangzhou Co. Ltd., Class A	1		7
JCET Group Co. Ltd., Class A (a)	6		31
JD Health International, Inc. (a) (e)	13		187
JD.com, Inc., ADR (a)	38		3,239
Jiangsu Expressway Co. Ltd., Class H	64		80
Jiangsu Hengli Hydraulic Co. Ltd., Class A	4		53
Jiangsu Hengrui Medicine Co. Ltd., Class A	15		209
Jiangsu King’s Luck Brewery JSC Ltd., Class A	5		40
Jiangsu Shagang Co. Ltd., Class A	4		6
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	4		105
Jiangsu Yangnong Chemical Co. Ltd., Class A	—	(h)	7
Jiangsu Zhongtian Technology Co. Ltd., Class A	4		7
Jiangxi Copper Co. Ltd., Class A	16		55
Jiangxi Copper Co. Ltd., Class H	38		73
Jiangxi Zhengbang Technology Co. Ltd., Class A	3		6
Jinke Properties Group Co. Ltd., Class A	6		6
Jinxin Fertility Group Ltd. (e)	58		125
JiuGui Liquor Co. Ltd., Class A	—	(h)	9
Jiumaojiu International Holdings Ltd. (a) (e)	26		104
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	3		24
JOYY, Inc., ADR	3		243
Juewei Food Co. Ltd., Class A	3		29
Kaisa Group Holdings Ltd.	118		59
KE Holdings, Inc., ADR (a)	6		347
Kingdee International Software Group Co. Ltd. (a)	116		364
Kingfa Sci & Tech Co. Ltd., Class A	3		8
Kingsoft Cloud Holdings Ltd., ADR (a)	2		98
Kingsoft Corp. Ltd.	37		247

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
China — continued
Koolearn Technology Holding Ltd. (a) (e)	10		23
Kuaishou Technology, Class B (a) (e)	9		326
Kuang-Chi Technologies Co. Ltd., Class A (a)	12		36
Kweichow Moutai Co. Ltd., Class A	3		1,013
KWG Group Holdings Ltd.	57		97
Lenovo Group Ltd.	318		454
Lens Technology Co. Ltd., Class A	15		58
Leyard Optoelectronic Co. Ltd., Class A	7		8
Li Auto, Inc., ADR (a)	8		203
Li Ning Co. Ltd.	94		612
Liaoning Cheng Da Co. Ltd., Class A	2		6
Lingyi iTech Guangdong Co., Class A	19		24
Logan Group Co. Ltd.	61		103
Lomon Billions Group Co. Ltd., Class A	3		12
Longfor Group Holdings Ltd. (e)	78		517
LONGi Green Energy Technology Co. Ltd., Class A	10		141
Lufax Holding Ltd., ADR (a)	9		135
Luxshare Precision Industry Co. Ltd., Class A	21		107
Luzhou Laojiao Co. Ltd., Class A	4		144
Maccura Biotechnology Co. Ltd., Class A	1		6
Mango Excellent Media Co. Ltd., Class A	6		49
Maxscend Microelectronics Co. Ltd., Class A	—	(h)	37
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (a)	4		9
Meituan, Class B (a) (e)	161		6,287
Metallurgical Corp. of China Ltd, Class A	18		10
Microport Scientific Corp.	30		170
Midea Group Co. Ltd., Class A	9		112
Ming Yuan Cloud Group Holdings Ltd. (a)	18		83
Minth Group Ltd.	34		142
Momo, Inc., ADR	6		94
Muyuan Foods Co. Ltd., Class A	10		159
NanJi E-Commerce Co. Ltd., Class A	3		5
Nanjing Securities Co. Ltd., Class A	4		6
NARI Technology Co. Ltd., Class A	16		76
NAURA Technology Group Co. Ltd., Class A	2		35
NavInfo Co. Ltd., Class A	3		6
NetEase, Inc., ADR	19		1,913
New China Life Insurance Co. Ltd., Class A	8		61
New China Life Insurance Co. Ltd., Class H	33		130
New Hope Liuhe Co. Ltd., Class A	12		37
New Oriental Education & Technology Group, Inc., ADR (a)	69		966

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
China — continued
Ningbo Tuopu Group Co. Ltd., Class A	1		6
NIO, Inc., ADR (a)	57		2,225
Noah Holdings Ltd., ADR (a)	2		69
Nongfu Spring Co. Ltd., Class H (a) (e)	14		72
Offcn Education Technology Co. Ltd., Class A	6		27
OFILM Group Co. Ltd., Class A	3		4
Orient Securities Co. Ltd., Class A	29		39
Oriental Pearl Group Co. Ltd., Class A	72		106
Ovctek China, Inc., Class A	4		50
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	97		33
People’s Insurance Co. Group of China Ltd. (The), Class H	389		126
Perfect World Co. Ltd., Class A	2		5
PetroChina Co. Ltd., Class A	11		7
PetroChina Co. Ltd., Class H	854		310
Pharmaron Beijing Co. Ltd., Class H (e)	7		127
PICC Property & Casualty Co. Ltd., Class H	264		230
Pinduoduo, Inc., ADR (a)	17		2,339
Ping An Bank Co. Ltd., Class A	49		165
Ping An Healthcare and Technology Co. Ltd. (a) (e)	22		281
Ping An Insurance Group Co. of China Ltd., Class A	30		361
Ping An Insurance Group Co. of China Ltd., Class H	265		3,164
Poly Developments and Holdings Group Co. Ltd., Class A	38		83
Poly Property Services Co. Ltd. (Registered)	6		39
Postal Savings Bank of China Co. Ltd., Class A	69		62
Postal Savings Bank of China Co. Ltd., Class H (e)	453		340
Power Construction Corp. of China Ltd., Class A	74		46
Proya Cosmetics Co. Ltd., Class A	—	(h)	7
Qingdao Rural Commercial Bank Corp., Class A	9		6
RLX Technology, Inc., ADR (a)	5		53
Rongsheng Petrochemical Co. Ltd., Class A	12		49
SAIC Motor Corp. Ltd., Class A	23		68
Sanan Optoelectronics Co. Ltd., Class A	16		56
Sangfor Technologies, Inc., Class A	1		53
Sany Heavy Industry Co. Ltd., Class A	25		130
SDIC Capital Co. Ltd., Class A	3		6
Seazen Group Ltd. (a)	90		111
Seazen Holdings Co. Ltd., Class A	8		60
SF Holding Co. Ltd., Class A	12		143
SG Micro Corp., Class A	—	(h)	7
Shaanxi Coal Industry Co. Ltd., Class A	27		46
Shandong Gold Mining Co. Ltd., Class A	15		50

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
China — continued
Shandong Gold Mining Co. Ltd., Class H (e)	37		70
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6		37
Shandong Linglong Tyre Co. Ltd., Class A	5		35
Shandong Sinocera Functional Material Co. Ltd., Class A	1		7
Shandong Sun Paper Industry JSC Ltd., Class A	7		17
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	108		214
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	3		42
Shanghai Baosight Software Co. Ltd., Class A	1		6
Shanghai Electric Group Co. Ltd., Class A (a)	63		53
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	6		33
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	22		94
Shanghai International Airport Co. Ltd., Class A	4		36
Shanghai International Port Group Co. Ltd., Class A	151		110
Shanghai Jahwa United Co. Ltd., Class A	1		10
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1		8
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	56		49
Shanghai M&G Stationery, Inc., Class A	3		44
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	33		64
Shanghai Pudong Development Bank Co. Ltd., Class A	76		128
Shanghai Putailai New Energy Technology Co. Ltd., Class A	—	(h)	6
Shanghai RAAS Blood Products Co. Ltd., Class A	32		36
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	22		37
Shanxi Meijin Energy Co. Ltd., Class A (a)	7		8
Shanxi Taigang Stainless Steel Co. Ltd., Class A	12		8
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3		133
Shengyi Technology Co. Ltd., Class A	9		31
Shennan Circuits Co. Ltd., Class A	—	(h)	5
Shenwan Hongyuan Group Co. Ltd., Class A	90		64
Shenzhen Airport Co. Ltd., Class A	5		7
Shenzhen Capchem Technology Co. Ltd., Class A	—	(h)	5
Shenzhen Energy Group Co. Ltd., Class A	28		48
Shenzhen Goodix Technology Co. Ltd., Class A	1		25
Shenzhen Inovance Technology Co. Ltd., Class A	5		67
Shenzhen Kangtai Biological Products Co. Ltd., Class A	3		57
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3		177
Shenzhen Overseas Chinese Town Co. Ltd., Class A	6		9
Shenzhen SC New Energy Technology Corp., Class A	—	(h)	5
Shenzhen Sunway Communication Co. Ltd., Class A	1		5
Shenzhou International Group Holdings Ltd.	38		786
Sichuan Chuantou Energy Co. Ltd., Class A	22		42
Sichuan Swellfun Co. Ltd., Class A	1		7

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
China — continued
Silergy Corp.	3		247
Sinolink Securities Co. Ltd., Class A	3		5
Sinoma Science & Technology Co. Ltd., Class A	2		8
Sinopharm Group Co. Ltd., Class H	65		157
Sinotrans Ltd., Class A	10		6
Sinotruk Hong Kong Ltd.	31		93
Smoore International Holdings Ltd. (a) (e)	29		178
Songcheng Performance Development Co. Ltd., Class A	11		37
SooChow Securities Co. Ltd., Class A	4		6
Spring Airlines Co. Ltd., Class A	2		16
STO Express Co. Ltd., Class A	4		5
Sunac China Holdings Ltd.	110		473
Sungrow Power Supply Co. Ltd., Class A	4		49
Suning.com Co. Ltd., Class A	34		36
Sunny Optical Technology Group Co. Ltd.	32		724
Sunwoda Electronic Co. Ltd., Class A	2		5
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2		4
TAL Education Group, ADR (a)	17		918
TBEA Co. Ltd., Class A	5		9
TCL Technology Group Corp., Class A	49		71
Tencent Holdings Ltd.	257		20,487
Tencent Music Entertainment Group, ADR (a)	16		337
Thunder Software Technology Co. Ltd., Class A	—	(h)	7
Tianfeng Securities Co. Ltd., Class A	7		5
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	13		55
Tianma Microelectronics Co. Ltd., Class A	3		7
Tianshui Huatian Technology Co. Ltd., Class A	3		6
Tingyi Cayman Islands Holding Corp.	88		162
Tongcheng-Elong Holdings Ltd. (Registered) (a)	38		85
Tongkun Group Co. Ltd., Class A	9		28
Tongling Nonferrous Metals Group Co. Ltd., Class A	17		7
Tongwei Co. Ltd., Class A	13		65
Topchoice Medical Corp., Class A (a)	1		38
Topsec Technologies Group, Inc., Class A (a)	2		7
Topsports International Holdings Ltd. (e)	51		76
TravelSky Technology Ltd., Class H	40		94
Trip.com Group Ltd., ADR (a)	22		852
Tsingtao Brewery Co. Ltd., Class A	3		35
Tsingtao Brewery Co. Ltd., Class H	20		178
Unigroup Guoxin Microelectronics Co. Ltd., Class A	2		33
Uni-President China Holdings Ltd.	70		85

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
China — continued
Unisplendour Corp. Ltd., Class A	13		39
Universal Scientific Industrial Shanghai Co. Ltd., Class A	2		7
Vipshop Holdings Ltd., ADR (a)	20		595
Visionox Technology, Inc., Class A (a)	4		5
Walvax Biotechnology Co. Ltd., Class A	8		52
Wangfujing Group Co. Ltd., Class A	6		29
Wangsu Science & Technology Co. Ltd., Class A	6		6
Wanhua Chemical Group Co. Ltd., Class A	9		152
Want Want China Holdings Ltd.	230		173
Weibo Corp., ADR (a)	3		129
Weichai Power Co. Ltd., Class A	12		35
Weichai Power Co. Ltd., Class H	89		223
Weimob, Inc. (a) (e)	69		156
Wens Foodstuffs Group Co. Ltd., Class A	21		55
Will Semiconductor Co. Ltd. Shanghai, Class A	3		99
Wingtech Technology Co. Ltd., Class A	4		59
Wuhan Guide Infrared Co. Ltd., Class A	7		38
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	8		28
Wuliangye Yibin Co. Ltd., Class A	10		407
WuXi AppTec Co. Ltd., Class A	6		125
WuXi AppTec Co. Ltd., Class H (e)	14		269
Wuxi Biologics Cayman, Inc. (a) (e)	147		1,847
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	3		40
Wuxi Taiji Industry Co. Ltd., Class A	4		5
Xiaomi Corp., Class B (a) (e)	626		2,090
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3		7
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	38		72
Xinyi Solar Holdings Ltd.	202		335
XPeng, Inc., ADR (a)	8		293
Yadea Group Holdings Ltd. (e)	50		111
Yantai Eddie Precision Machinery Co. Ltd., Class A	1		6
Yanzhou Coal Mining Co. Ltd., Class H	72		85
Yealink Network Technology Corp. Ltd., Class A	1		7
Yifeng Pharmacy Chain Co. Ltd., Class A	—	(h)	5
Yihai International Holding Ltd. (a)	21		219
Yihai Kerry Arawana Holdings Co. Ltd., Class A (a)	5		65
Yonghui Superstores Co. Ltd., Class A	7		7
Yonyou Network Technology Co. Ltd., Class A	11		60
Youngor Group Co. Ltd., Class A	7		8
YTO Express Group Co. Ltd., Class A	4		7
Yum China Holdings, Inc.	18		1,081

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
China — continued
Yunda Holding Co. Ltd., Class A	3	6
Yunnan Baiyao Group Co. Ltd., Class A	4	76
Yunnan Energy New Material Co. Ltd., Class A	3	53
Zai Lab Ltd., ADR (a)	3	414
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2	83
Zhaojin Mining Industry Co. Ltd., Class H	74	67
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	37	40
Zhejiang Chint Electrics Co. Ltd., Class A	13	72
Zhejiang Dahua Technology Co. Ltd., Class A	14	54
Zhejiang Dingli Machinery Co. Ltd., Class A	2	35
Zhejiang Expressway Co. Ltd., Class H	90	80
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1	5
Zhejiang Huayou Cobalt Co. Ltd., Class A (a)	4	39
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1	7
Zhejiang Longsheng Group Co. Ltd., Class A	3	7
Zhejiang NHU Co. Ltd., Class A	9	54
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	12	39
Zhejiang Semir Garment Co. Ltd., Class A	4	7
Zhejiang Weixing New Building Materials Co. Ltd., Class A	10	37
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	1	5
Zhenro Properties Group Ltd. (Registered)	68	48
Zheshang Securities Co. Ltd., Class A	17	34
ZhongAn Online P&C Insurance Co. Ltd., Class H (a) (e)	17	104
Zhongjin Gold Corp. Ltd., Class A	25	33
Zhongsheng Group Holdings Ltd.	26	184
Zhuzhou CRRC Times Electric Co. Ltd., Class H	23	86
Zijin Mining Group Co. Ltd., Class A	70	104
Zijin Mining Group Co. Ltd., Class H	248	307
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	26	51
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	52	75
ZTE Corp., Class A (cc)	9	40
ZTE Corp., Class H	29	75
ZTO Express Cayman, Inc., ADR	19	558

		128,913

Colombia — 0.0% (g)
Bancolombia SA	10	79
Ecopetrol SA	331	214
Grupo de Inversiones Suramericana SA	8	50
Interconexion Electrica SA ESP	19	114

		457

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Cyprus — 0.0% (g)
Polymetal International plc	10	201
TCS Group Holding plc (Registered), GDR	5	296

		497

Czech Republic — 0.0% (g)
CEZ AS	9	223
Komercni banka as (a)	4	129
Moneta Money Bank AS (a) (e)	32	118

		470

Denmark — 4.5%
Ambu A/S, Class B	11	511
AP Moller - Maersk A/S, Class A	4	7,984
AP Moller - Maersk A/S, Class B	7	16,511
Carlsberg A/S, Class B	51	7,819
Chr Hansen Holding A/S (a)	7	637
Coloplast A/S, Class B	8	1,188
Danske Bank A/S	46	858
Demant A/S (a)	7	305
DSV PANALPINA A/S	240	47,029
Genmab A/S (a)	4	1,431
GN Store Nord AS	9	671
H Lundbeck A/S	111	3,807
Novo Nordisk A/S, Class B	2,781	187,388
Novozymes A/S, Class B	14	886
Orsted AS (e)	431	69,640
Pandora A/S (a)	7	712
ROCKWOOL International A/S, Class B	9	3,912
Tryg A/S	710	16,743
Vestas Wind Systems A/S	228	47,018

		415,050

Egypt — 0.0% (g)
Commercial International Bank Egypt SAE, GDR	64	236
Eastern Co. SAE	52	39

		275

Finland — 1.5%
Elisa OYJ	9	568
Fortum OYJ	1,009	26,946
Kesko Oyj, Class B	18	556
Kone OYJ, Class B	394	32,179
Neste OYJ	28	1,495
Nokia OYJ (a)	4,625	18,472
Nordea Bank Abp	216	2,125

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Finland — continued
Orion OYJ, Class B	171	6,861
Sampo OYJ, Class A	1,021	46,048
Stora Enso OYJ, Class R	39	722
UPM-Kymmene OYJ	36	1,276
Wartsila OYJ Abp	512	5,367

		142,615

France — 11.8%
Accor SA (a)	12	458
Aeroports de Paris (a)	34	4,086
Air Liquide SA	31	5,109
Airbus SE (a)	681	77,229
Alstom SA (a)	307	15,274
Amundi SA (a) (e)	4	323
Arkema SA	5	556
Atos SE (a)	81	6,314
AXA SA	4,194	112,575
BioMerieux	3	351
BNP Paribas SA (a)	75	4,560
Bollore SA	59	284
Bouygues SA	263	10,536
Bureau Veritas SA	339	9,645
Capgemini SE	132	22,391
Carrefour SA	41	739
Cie de Saint-Gobain (a)	589	34,802
Cie Generale des Etablissements Michelin SCA	11	1,691
CNP Assurances (a)	371	7,042
Covivio	3	296
Credit Agricole SA (a)	77	1,112
Danone SA	306	20,935
Dassault Aviation SA (a)	3	3,227
Dassault Systemes SE	108	23,103
Edenred	202	10,533
Eiffage SA (a)	97	9,732
Electricite de France SA (a)	1,426	19,130
Engie SA (a)	4,217	59,907
EssilorLuxottica SA	19	3,083
Eurazeo SE (a)	2	181
Faurecia SE (a)	8	417
Gecina SA	3	420
Getlink SE (a)	508	7,782
Hermes International	2	2,330

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Iliad SA	1	187
Ipsen SA	61	5,215
Kering SA	5	3,479
Klepierre SA	13	302
La Francaise des Jeux SAEM (e)	6	260
Legrand SA	309	28,735
L’Oreal SA	17	6,380
LVMH Moet Hennessy Louis Vuitton SE	18	12,296
Natixis SA (a)	65	312
Orange SA	133	1,633
Orpea SA (a)	3	399
Pernod Ricard SA	104	19,408
Publicis Groupe SA	14	879
Remy Cointreau SA	11	2,076
Renault SA (a)	338	14,620
Safran SA (a)	371	50,489
Sanofi	1,830	180,942
Sartorius Stedim Biotech	2	757
Schneider Electric SE	624	95,022
SCOR SE (a)	344	11,714
SEB SA	2	291
Societe Generale SA (a)	54	1,410
Sodexo SA (a)	6	564
Suez SA	793	16,785
Teleperformance	68	24,803
Thales SA	124	12,282
TOTAL SE	167	7,784
Ubisoft Entertainment SA (a)	6	463
Unibail-Rodamco-Westfield (a)	9	736
Valeo SA	15	517
Veolia Environnement SA	1,251	32,090
Vinci SA	604	61,861
Vivendi SE	55	1,812
Wendel SE	2	221
Worldline SA (a) (e)	194	16,227

		1,089,104

Germany — 14.3%
adidas AG (a)	13	3,927
Allianz SE (Registered)	894	227,345
BASF SE	61	5,044
Bayer AG (Registered)	1,587	100,565

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Bayerische Motoren Werke AG	582	60,435
Bechtle AG	22	4,190
Beiersdorf AG	7	709
Brenntag SE	179	15,313
Carl Zeiss Meditec AG	3	403
Commerzbank AG (a)	67	409
Continental AG	7	969
Covestro AG (e)	12	822
Daimler AG (Registered)	1,505	134,316
Delivery Hero SE (a) (e)	9	1,116
Deutsche Bank AG (Registered) (a)	131	1,562
Deutsche Boerse AG	13	2,100
Deutsche Lufthansa AG (Registered) (a)	345	4,573
Deutsche Post AG (Registered)	1,148	62,982
Deutsche Telekom AG (Registered)	220	4,431
Deutsche Wohnen SE	23	1,061
E.ON SE	5,224	60,878
Evonik Industries AG	14	494
Fresenius Medical Care AG & Co. KGaA	14	1,045
Fresenius SE & Co. KGaA	28	1,239
GEA Group AG	177	7,260
Hannover Rueck SE	131	23,873
HeidelbergCement AG	10	900
HelloFresh SE (a)	10	733
Henkel AG & Co. KGaA	7	685
HOCHTIEF AG	29	2,552
Infineon Technologies AG	1,068	45,455
KION Group AG	83	8,227
Knorr-Bremse AG	84	10,520
LANXESS AG	6	408
LEG Immobilien SE	5	625
Merck KGaA	209	35,709
MTU Aero Engines AG	62	14,508
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	304	93,547
Nemetschek SE	47	3,016
Puma SE (a)	7	639
Rational AG	6	4,586
RWE AG	1,471	57,743
SAP SE	854	104,748
Scout24 AG (e)	7	543
Siemens AG (Registered)	886	145,562

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Siemens Energy AG (a)	463	16,628
Siemens Healthineers AG (e)	18	969
Symrise AG, Class A	9	1,038
TeamViewer AG (a) (e)	131	5,599
Telefonica Deutschland Holding AG	69	203
Uniper SE	465	16,826
United Internet AG (Registered)	7	285
Volkswagen AG	57	20,713
Vonovia SE	35	2,267
Zalando SE (a) (e)	10	997

		1,323,292

Greece — 0.0% (g)
Hellenic Telecommunications Organization SA	12	192
JUMBO SA	5	92
OPAP SA	11	143

		427

Hong Kong — 0.1%
Alibaba Health Information Technology Ltd. (a)	174	497
Alibaba Pictures Group Ltd. (a)	590	77
Beijing Enterprises Holdings Ltd.	21	74
Beijing Enterprises Water Group Ltd. (a)	216	82
Bosideng International Holdings Ltd.	152	69
Brilliance China Automotive Holdings Ltd.	122	115
China Education Group Holdings Ltd. (Registered)	39	70
China Everbright Environment Group Ltd.	157	107
China Everbright Ltd.	38	50
China Gas Holdings Ltd.	113	465
China Jinmao Holdings Group Ltd.	226	91
China Mengniu Dairy Co. Ltd. (a)	123	709
China Merchants Port Holdings Co. Ltd.	66	101
China Overseas Land & Investment Ltd.	161	421
China Overseas Property Holdings Ltd.	60	56
China Power International Development Ltd.	182	42
China Resources Beer Holdings Co. Ltd.	64	504
China Resources Cement Holdings Ltd.	106	120
China Resources Gas Group Ltd.	40	222
China Resources Land Ltd.	144	702
China Resources Power Holdings Co. Ltd.	80	107
China State Construction International Holdings Ltd.	88	61
China Taiping Insurance Holdings Co. Ltd.	71	144
China Traditional Chinese Medicine Holdings Co. Ltd.	126	79

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hong Kong — continued
China Youzan Ltd. (a)	608	200
COSCO SHIPPING Ports Ltd.	92	67
Far East Horizon Ltd.	95	114
Geely Automobile Holdings Ltd.	265	682
Guangdong Investment Ltd.	146	239
Hopson Development Holdings Ltd.	28	101
Hutchison China MediTech Ltd., ADR (a)	3	91
Kingboard Holdings Ltd.	32	173
Kingboard Laminates Holdings Ltd.	54	116
Kunlun Energy Co. Ltd.	202	213
Lee & Man Paper Manufacturing Ltd.	65	60
Nine Dragons Paper Holdings Ltd.	77	113
Shenzhen International Holdings Ltd.	56	93
Shenzhen Investment Ltd.	150	52
Shimao Group Holdings Ltd.	52	164
Sino Biopharmaceutical Ltd.	484	486
SSY Group Ltd.	60	35
Sun Art Retail Group Ltd.	105	86
Vinda International Holdings Ltd.	18	61
Wharf Holdings Ltd. (The)	71	188
Yuexiu Property Co. Ltd.	374	85

		8,384

Hungary — 0.0% (g)
MOL Hungarian Oil & Gas plc (a)	15	112
OTP Bank Nyrt (a)	10	433
Richter Gedeon Nyrt	7	192

		737

India — 0.4%
ACC Ltd.	4	92
Adani Green Energy Ltd. (a)	16	249
Adani Ports & Special Economic Zone Ltd. (a)	22	213
Ambuja Cements Ltd.	31	131
Apollo Hospitals Enterprise Ltd.	4	144
Asian Paints Ltd.	16	574
Aurobindo Pharma Ltd.	12	149
Avenue Supermarts Ltd. (a) (e)	8	306
Axis Bank Ltd. (a)	101	965
Bajaj Auto Ltd. (a)	3	147
Bajaj Finance Ltd. (a)	12	864
Bajaj Finserv Ltd. (a)	2	227
Balkrishna Industries Ltd.	4	85

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
India — continued
Bandhan Bank Ltd. (a) (e)	33	152
Berger Paints India Ltd.	10	103
Bharat Forge Ltd. (a)	10	82
Bharat Petroleum Corp. Ltd.	32	189
Bharti Airtel Ltd.	110	784
Biocon Ltd. (a)	20	114
Britannia Industries Ltd.	5	239
Cipla Ltd. (a)	19	215
Coal India Ltd.	62	111
Colgate-Palmolive India Ltd.	7	148
Container Corp. Of India Ltd.	12	101
Dabur India Ltd.	24	178
Divi’s Laboratories Ltd. (a)	6	285
DLF Ltd.	27	105
Dr Reddy’s Laboratories Ltd.	5	311
Eicher Motors Ltd. (a)	6	204
GAIL India Ltd.	68	127
Godrej Consumer Products Ltd. (a)	18	177
Grasim Industries Ltd.	14	278
Havells India Ltd.	10	142
HCL Technologies Ltd.	47	630
HDFC Asset Management Co. Ltd. (e)	2	91
HDFC Life Insurance Co. Ltd. (a) (e)	39	368
Hero MotoCorp. Ltd.	5	205
Hindalco Industries Ltd.	67	303
Hindustan Petroleum Corp. Ltd.	26	84
Hindustan Unilever Ltd.	37	1,224
Housing Development Finance Corp. Ltd.	76	2,596
ICICI Bank Ltd. (a)	228	1,821
ICICI Lombard General Insurance Co. Ltd. (e)	9	174
ICICI Prudential Life Insurance Co. Ltd. (a) (e)	16	99
Indian Oil Corp. Ltd.	94	118
Indraprastha Gas Ltd.	14	97
Indus Towers Ltd.	27	92
Info Edge India Ltd. (a)	3	193
Infosys Ltd.	152	2,849
InterGlobe Aviation Ltd. (a) (e)	4	97
Ipca Laboratories Ltd.	3	82
ITC Ltd.	139	415
JSW Steel Ltd.	40	258
Jubilant Foodworks Ltd. (a)	4	143

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
India — continued
Kotak Mahindra Bank Ltd. (a)	24		589
Larsen & Toubro Infotech Ltd. (e)	2		126
Larsen & Toubro Ltd.	31		606
Lupin Ltd.	10		138
Mahindra & Mahindra Ltd.	36		388
Marico Ltd.	24		136
Maruti Suzuki India Ltd.	6		537
Motherson Sumi Systems Ltd. (a)	49		136
MRF Ltd.	—	(h)	97
Muthoot Finance Ltd. (a)	5		88
Nestle India Ltd.	1		344
NTPC Ltd.	192		281
Oil & Natural Gas Corp. Ltd.	122		170
Page Industries Ltd.	—	(h)	109
Petronet LNG Ltd.	39		120
PI Industries Ltd.	4		113
Pidilite Industries Ltd. (a)	8		193
Piramal Enterprises Ltd.	4		95
Power Grid Corp. of India Ltd.	92		272
REC Ltd.	38		68
Reliance Industries Ltd.	127		3,486
SBI Life Insurance Co. Ltd. (a) (e)	18		219
Shree Cement Ltd. (a)	—	(h)	190
Shriram Transport Finance Co. Ltd.	8		158
Siemens Ltd.	3		80
State Bank of India (a)	79		394
Sun Pharmaceutical Industries Ltd.	35		291
Tata Consultancy Services Ltd.	41		1,797
Tata Consumer Products Ltd.	30		265
Tata Motors Ltd. (a)	71		293
Tata Steel Ltd.	27		307
Tech Mahindra Ltd.	30		405
Titan Co. Ltd.	16		337
Torrent Pharmaceuticals Ltd.	2		75
Trent Ltd.	8		81
UltraTech Cement Ltd.	5		473
United Spirits Ltd. (a)	13		98
UPL Ltd.	22		192
Vedanta Ltd.	88		277
Wipro Ltd.	50		286
Yes Bank Ltd. (a)	425		91
Zee Entertainment Enterprises Ltd.	36		102

			34,633

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Indonesia — 0.1%
Adaro Energy Tbk. PT	550	45
Aneka Tambang Tbk	333	52
Astra International Tbk. PT	1,088	397
Bank Central Asia Tbk. PT	453	969
Bank Mandiri Persero Tbk. PT	823	348
Bank Negara Indonesia Persero Tbk. PT (a)	319	126
Bank Rakyat Indonesia Persero Tbk. PT (a)	2,693	817
Barito Pacific Tbk. PT (a)	1,143	76
Charoen Pokphand Indonesia Tbk. PT	314	151
Gudang Garam Tbk. PT (a)	20	49
Indah Kiat Pulp & Paper Tbk. PT	115	83
Indocement Tunggal Prakarsa Tbk. PT	58	49
Indofood CBP Sukses Makmur Tbk. PT	85	54
Indofood Sukses Makmur Tbk. PT	192	87
Kalbe Farma Tbk. PT	1,090	118
Merdeka Copper Gold Tbk. PT (a)	493	73
Perusahaan Gas Negara Tbk. PT	482	44
Sarana Menara Nusantara Tbk. PT	1,326	100
Semen Indonesia Persero Tbk. PT	129	92
Telkom Indonesia Persero Tbk. PT	2,505	591
Unilever Indonesia Tbk. PT	326	148
United Tractors Tbk. PT	67	101

		4,570

Ireland — 1.0%
CRH plc	52	2,444
DCC plc	157	13,653
Experian plc	1,469	50,620
Flutter Entertainment plc (a)	12	2,572
Kerry Group plc, Class A	79	9,829
Kingspan Group plc	179	15,137
Smurfit Kappa Group plc	16	765

		95,020

Isle of Man — 0.1%
Entain plc (a)	298	6,231

Italy — 4.3%
Amplifon SpA (a)	8	309
Assicurazioni Generali SpA	2,392	47,789
Atlantia SpA (a)	576	10,772
Davide Campari-Milano NV	287	3,217

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — continued
DiaSorin SpA	2	269
Enel SpA	18,595	184,969
Eni SpA	169	2,085
Ferrari NV	222	46,378
FinecoBank Banca Fineco SpA (a)	35	576
Infrastrutture Wireless Italiane SpA (e)	22	249
Intesa Sanpaolo SpA (a)	1,100	2,981
Mediobanca Banca di Credito Finanziario SpA (a)	41	458
Moncler SpA (a)	13	738
Nexi SpA (a) (e)	360	6,273
Poste Italiane SpA (e)	1,133	14,385
Prysmian SpA	278	9,039
Recordati Industria Chimica e Farmaceutica SpA	169	9,084
Snam SpA	4,912	27,230
Telecom Italia SpA	979	544
Terna Rete Elettrica Nazionale SpA	3,300	24,920
UniCredit SpA (a)	141	1,494

		393,759

Jordan — 0.1%
Hikma Pharmaceuticals plc	356	11,173

Luxembourg — 0.0% (g)
ArcelorMittal SA (a)	48	1,372
Aroundtown SA	66	473
Eurofins Scientific SE (a)	9	844
Reinet Investments SCA	9	175
SES SA, Class A	26	202
Tenaris SA	32	359

		3,425

Malaysia — 0.1%
AMMB Holdings Bhd.	88	62
Axiata Group Bhd.	115	101
CIMB Group Holdings Bhd.	294	307
Dialog Group Bhd.	189	142
DiGi.Com Bhd.	128	112
Fraser & Neave Holdings Bhd.	7	49
Gamuda Bhd. (a)	64	55
Genting Bhd.	89	108
Genting Malaysia Bhd.	124	92
Genting Plantations Bhd.	14	30
HAP Seng Consolidated Bhd.	24	49

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Malaysia — continued
Hartalega Holdings Bhd.	75	162
Hong Leong Bank Bhd.	34	152
Hong Leong Financial Group Bhd.	14	58
IHH Healthcare Bhd.	132	169
IOI Corp. Bhd.	105	106
Kossan Rubber Industries	57	45
Kuala Lumpur Kepong Bhd.	21	114
Malayan Banking Bhd.	188	373
Malaysia Airports Holdings Bhd.	47	70
Maxis Bhd.	98	107
MISC Bhd.	58	95
Nestle Malaysia Bhd.	4	114
Petronas Chemicals Group Bhd.	115	222
Petronas Dagangan Bhd.	16	79
Petronas Gas Bhd.	32	124
PPB Group Bhd.	33	149
Press Metal Aluminium Holdings Bhd.	62	147
Public Bank Bhd.	637	645
QL Resources Bhd.	59	86
RHB Bank Bhd.	84	109
Sime Darby Bhd.	103	60
Sime Darby Plantation Bhd.	87	98
Supermax Corp. Bhd.	65	60
Telekom Malaysia Bhd.	50	74
Tenaga Nasional Bhd.	109	267
Top Glove Corp. Bhd.	211	230
Westports Holdings Bhd.	37	37

		5,059

Mexico — 0.1%
America Movil SAB de CV, Class L	1,559	1,062
Arca Continental SAB de CV	26	128
Becle SAB de CV	28	64
Cemex SAB de CV (a)	678	476
Coca-Cola Femsa SAB de CV	24	111
Fibra Uno Administracion SA de CV	142	166
Fomento Economico Mexicano SAB de CV	89	668
Fresnillo plc	94	1,121
Gruma SAB de CV, Class B	11	129
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)	17	181
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	9	168
Grupo Bimbo SAB de CV, Class A	71	148

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Mexico — continued
Grupo Carso SAB de CV (a), Class A1	18	48
Grupo Financiero Banorte SAB de CV, Class O (a)	114	645
Grupo Financiero Inbursa SAB de CV, Class O (a)	109	99
Grupo Mexico SAB de CV, Class A	135	713
Grupo Televisa SAB (a), Class CPO	106	188
Industrias Penoles SAB de CV (a)	6	77
Infraestructura Energetica Nova SAB de CV (a)	25	98
Kimberly-Clark de Mexico SAB de CV, Class A	73	125
Megacable Holdings SAB de CV	18	64
Orbia Advance Corp. SAB de CV	48	128
Promotora y Operadora de Infraestructura SAB de CV	12	90
Telesites SAB de CV (a)	71	73
Wal-Mart de Mexico SAB de CV	235	741

		7,511

Netherlands — 5.7%
ABN AMRO Bank NV, CVA, GDR (a) (e)	28	342
Adyen NV (a) (e)	15	33,190
Aegon NV	3,880	18,433
Akzo Nobel NV	13	1,433
Argenx SE (a)	3	817
ASM International NV	39	11,218
ASML Holding NV	348	213,600
EXOR NV	7	608
Heineken Holding NV	57	5,067
Heineken NV	128	13,169
ING Groep NV	260	3,170
JDE Peet’s NV (a)	37	1,360
Just Eat Takeaway.com NV (a) (e)	8	774
Koninklijke Ahold Delhaize NV	73	2,043
Koninklijke DSM NV	11	1,938
Koninklijke KPN NV	238	806
Koninklijke Philips NV (a)	60	3,423
Koninklijke Vopak NV	5	233
NN Group NV	644	31,409
Prosus NV (a)	32	3,578
QIAGEN NV (a)	15	743
Randstad NV	137	9,647
Royal Dutch Shell plc, Class A	2,092	40,674
Royal Dutch Shell plc, Class B	1,891	34,801
Stellantis NV	3,602	63,720
Wolters Kluwer NV	310	26,908

		523,104

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Norway — 0.3%
Adevinta ASA, Class B (a)	16	242
DNB ASA	61	1,309
Equinor ASA	65	1,269
Gjensidige Forsikring ASA	432	10,125
Mowi ASA	218	5,403
Norsk Hydro ASA	89	575
Orkla ASA	372	3,645
Schibsted ASA, Class A (a)	5	212
Schibsted ASA, Class B (a)	7	234
Telenor ASA	47	820
Yara International ASA	12	604

		24,438

Pakistan — 0.0% (g)
Habib Bank Ltd.	49	37
MCB Bank Ltd.	69	78

		115

Peru — 0.0% (g)
Cia de Minas Buenaventura SAA, ADR (a)	10	103
Credicorp Ltd.	3	462
Southern Copper Corp.	5	324

		889

Philippines — 0.0% (g)
Aboitiz Equity Ventures, Inc.	81	58
Aboitiz Power Corp.	85	41
Ayala Corp.	12	189
Ayala Land, Inc.	361	256
Bank of the Philippine Islands	88	148
BDO Unibank, Inc.	93	195
Globe Telecom, Inc.	2	62
GT Capital Holdings, Inc.	4	44
International Container Terminal Services, Inc.	42	106
JG Summit Holdings, Inc.	130	160
Jollibee Foods Corp.	20	72
Manila Electric Co.	10	57
Megaworld Corp.	440	32
Metro Pacific Investments Corp.	676	52
Metropolitan Bank & Trust Co.	93	85
PLDT, Inc.	4	95
Puregold Price Club, Inc.	42	34

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Philippines — continued
SM Investments Corp.	10		205
SM Prime Holdings, Inc.	432		312
Universal Robina Corp.	38		104

			2,307

Poland — 0.0% (g)
Allegro.eu SA (a) (e)	16		218
Bank Polska Kasa Opieki SA (a)	9		152
CD Projekt SA (a)	3		146
Cyfrowy Polsat SA	17		124
Dino Polska SA (a) (e)	2		147
KGHM Polska Miedz SA (a)	6		301
LPP SA (a)	—	(h)	123
Orange Polska SA (a)	36		60
PGE Polska Grupa Energetyczna SA (a)	38		66
Polski Koncern Naftowy ORLEN SA	14		228
Polskie Gornictwo Naftowe i Gazownictwo SA	70		107
Powszechna Kasa Oszczednosci Bank Polski SA (a)	41		336
Powszechny Zaklad Ubezpieczen SA (a)	28		239
Santander Bank Polska SA (a)	2		99

			2,346

Portugal — 0.4%
EDP—Energias de Portugal SA	6,405		36,581
Galp Energia SGPS SA	33		387
Jeronimo Martins SGPS SA	17		281

			37,249

Qatar — 0.0% (g)
Barwa Real Estate Co.	143		128
Commercial Bank PSQC (The)	111		148
Industries Qatar QSC	80		264
Masraf Al Rayan QSC	232		274
Mesaieed Petrochemical Holding Co.	263		134
Ooredoo QPSC	51		99
Qatar Electricity & Water Co. QSC	27		125
Qatar Gas Transport Co. Ltd.	144		125
Qatar International Islamic Bank QSC	50		120
Qatar Islamic Bank SAQ	61		276
Qatar National Bank QPSC	210		1,038

			2,731

Romania — 0.0% (g)
NEPI Rockcastle plc	27		169

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Russia — 0.1%
Alrosa PJSC	111	155
Gazprom PJSC	523	1,579
Inter RAO UES PJSC	2,111	143
LUKOIL PJSC	19	1,496
Magnit PJSC (Registered), GDR	16	233
Mail.Ru Group Ltd. (Registered), GDR (a)	6	136
MMC Norilsk Nickel PJSC	3	893
Mobile TeleSystems PJSC, ADR	25	206
Moscow Exchange MICEX-RTS PJSC	58	133
Novatek PJSC (Registered), ADR	4	813
Novolipetsk Steel PJSC	63	203
PhosAgro PJSC (Registered), GDR	6	104
Polyus PJSC	1	271
Rosneft Oil Co. PJSC	54	409
Sberbank of Russia PJSC	480	1,842
Severstal PAO	11	228
Surgutneftegas PJSC	389	178
Tatneft PJSC	66	519
VTB Bank PJSC	222,468	125
X5 Retail Group NV (Registered), GDR	6	209
Yandex NV, Class A (a)	13	876

		10,751

Saudi Arabia — 0.1%
Abdullah Al Othaim Markets Co.	2	83
Advanced Petrochemical Co.	5	92
Al Rajhi Bank	54	1,421
Alinma Bank (a)	50	247
Almarai Co. JSC	13	186
Arab National Bank	30	165
Bank AlBilad	20	187
Bank Al-Jazira	20	85
Banque Saudi Fransi	28	250
Bupa Arabia for Cooperative Insurance Co. (a)	3	91
Co. for Cooperative Insurance (The) (a)	3	64
Dar Al Arkan Real Estate Development Co. (a)	23	56
Dr Sulaiman Al Habib Medical Services Group Co.	2	64
Emaar Economic City (a)	17	48
Etihad Etisalat Co. (a)	17	134
Jarir Marketing Co.	2	114

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Saudi Arabia — continued
Mobile Telecommunications Co. Saudi Arabia (a)	19	76
National Commercial Bank	68	968
National Industrialization Co. (a)	19	76
Rabigh Refining & Petrochemical Co. (a)	12	52
Riyad Bank	64	383
SABIC Agri-Nutrients Co.	9	232
Sahara International Petrochemical Co.	16	93
Samba Financial Group (a)	44	457
Saudi Airlines Catering Co. (a)	2	34
Saudi Arabian Mining Co. (a)	21	324
Saudi Arabian Oil Co. (e)	95	912
Saudi Basic Industries Corp.	41	1,270
Saudi British Bank (The)	37	262
Saudi Cement Co.	4	67
Saudi Electricity Co.	36	224
Saudi Industrial Investment Group	10	88
Saudi Kayan Petrochemical Co. (a)	33	139
Saudi Telecom Co.	27	916
Savola Group (The)	12	127
Yanbu National Petrochemical Co.	12	225

		10,212

Singapore — 0.0% (g)
BOC Aviation Ltd. (e)	9	88

South Africa — 0.2%
Absa Group Ltd.	32	275
African Rainbow Minerals Ltd.	5	96
Anglo American Platinum Ltd.	2	337
AngloGold Ashanti Ltd.	19	406
Aspen Pharmacare Holdings Ltd. (a)	16	160
Bid Corp. Ltd. (a)	15	287
Bidvest Group Ltd. (The)	15	170
Capitec Bank Holdings Ltd. (a)	3	296
Clicks Group Ltd.	12	201
Discovery Ltd. (a)	18	162
Exxaro Resources Ltd.	10	116
FirstRand Ltd.	226	791
Gold Fields Ltd.	40	377
Growthpoint Properties Ltd.	127	114
Harmony Gold Mining Co. Ltd. (a)	25	106
Impala Platinum Holdings Ltd.	34	636
Kumba Iron Ore Ltd.	2	103

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
South Africa — continued
Mr Price Group Ltd.	10		134
MTN Group	80		467
MultiChoice Group	19		164
Naspers Ltd., Class N	19		4,645
Nedbank Group Ltd.	16		153
Northam Platinum Ltd. (a)	15		266
Old Mutual Ltd.	218		187
Rand Merchant Investment Holdings Ltd.	33		69
Remgro Ltd.	22		154
Sanlam Ltd.	76		306
Sasol Ltd. (a)	24		352
Shoprite Holdings Ltd.	25		268
Sibanye Stillwater Ltd.	125		556
SPAR Group Ltd. (The)	10		133
Standard Bank Group Ltd.	57		487
Tiger Brands Ltd.	7		93
Vodacom Group Ltd.	31		266
Woolworths Holdings Ltd. (a)	49		164

			13,497

South Korea — 3.1%
Alteogen, Inc. (a)	1		103
Amorepacific Corp.	1		318
AMOREPACIFIC Group	1		71
BGF retail Co. Ltd.	—	(h)	42
Celltrion Healthcare Co. Ltd. (a)	3		404
Celltrion Pharm, Inc. (a)	1		92
Celltrion, Inc. (a)	4		1,234
Cheil Worldwide, Inc.	3		59
CJ CheilJedang Corp.	—	(h)	134
CJ Corp.	1		51
CJ ENM Co. Ltd.	—	(h)	53
CJ Logistics Corp. (a)	—	(h)	69
Coway Co. Ltd.	2		117
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	1		36
DB Insurance Co. Ltd.	2		81
Doosan Bobcat, Inc. (a)	2		77
Doosan Heavy Industries & Construction Co. Ltd. (a)	8		95
Douzone Bizon Co. Ltd.	1		72
E-MART, Inc.	1		127
Fila Holdings Corp.	2		78
GS Engineering & Construction Corp.	2		89

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
South Korea — continued
GS Holdings Corp.	2		64
GS Retail Co. Ltd.	1		38
Hana Financial Group, Inc.	13		494
Hankook Tire & Technology Co. Ltd.	3		133
Hanmi Pharm Co. Ltd.	—	(h)	78
Hanon Systems	8		122
Hanwha Corp.	1		41
Hanwha Solutions Corp. (a)	5		238
HLB, Inc. (a)	4		134
Hotel Shilla Co. Ltd.	1		99
Hyundai Engineering & Construction Co. Ltd.	5		207
Hyundai Glovis Co. Ltd.	1		142
Hyundai Heavy Industries Holdings Co. Ltd.	—	(h)	118
Hyundai Marine & Fire Insurance Co. Ltd.	2		54
Hyundai Mobis Co. Ltd.	3		780
Hyundai Motor Co.	7		1,278
Hyundai Steel Co.	4		187
Industrial Bank of Korea	12		100
Kakao Corp.	3		1,145
Kangwon Land, Inc. (a)	4		97
KB Financial Group, Inc.	17		860
Kia Motors Corp.	11		842
KMW Co. Ltd. (a)	1		65
Korea Aerospace Industries Ltd.	3		103
Korea Electric Power Corp.	11		219
Korea Gas Corp. (a)	1		43
Korea Investment Holdings Co. Ltd.	2		137
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	2		223
Korea Zinc Co. Ltd.	—	(h)	129
Korean Air Lines Co. Ltd. (a)	7		172
KT&G Corp.	5		388
Kumho Petrochemical Co. Ltd.	1		176
LG Chem Ltd.	2		1,473
LG Corp.	4		327
LG Display Co. Ltd.	10		205
LG Electronics, Inc.	5		619
LG Household & Health Care Ltd.	—	(h)	565
LG Innotek Co. Ltd.	1		113
LG Uplus Corp.	12		128
Lotte Chemical Corp.	1		194
Lotte Corp.	1		31

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
South Korea — continued
Lotte Shopping Co. Ltd.	—	(h)	44
Meritz Securities Co. Ltd.	10		43
Mirae Asset Daewoo Co. Ltd.	12		108
NAVER Corp.	6		1,848
NCSoft Corp.	1		585
Netmarble Corp. (e)	1		104
NH Investment & Securities Co. Ltd.	4		43
Orion Corp.	1		117
Ottogi Corp.	—	(h)	42
Pan Ocean Co. Ltd.	13		72
Pearl Abyss Corp. (a)	—	(h)	77
POSCO	3		912
POSCO Chemical Co. Ltd.	1		160
S-1 Corp.	1		59
Samsung Biologics Co. Ltd. (a) (e)	1		514
Samsung C&T Corp.	4		486
Samsung Card Co. Ltd.	1		34
Samsung Electro-Mechanics Co. Ltd.	2		409
Samsung Electronics Co. Ltd.	3,057		221,133
Samsung Electronics Co. Ltd. (Registered), GDR	21		38,238
Samsung Engineering Co. Ltd. (a)	6		75
Samsung Fire & Marine Insurance Co. Ltd.	2		302
Samsung Heavy Industries Co. Ltd. (a)	20		138
Samsung Life Insurance Co. Ltd.	3		203
Samsung SDI Co. Ltd.	2		1,435
Samsung SDS Co. Ltd.	2		289
Samsung Securities Co. Ltd.	3		95
Seegene, Inc.	1		89
Shin Poong Pharmaceutical Co. Ltd.	1		93
Shinhan Financial Group Co. Ltd.	20		672
Shinsegae, Inc.	—	(h)	68
SK Biopharmaceuticals Co. Ltd. (a)	1		109
SK Chemicals Co. Ltd.	—	(h)	72
SK Holdings Co. Ltd.	2		381
SK Hynix, Inc.	24		2,869
SK Innovation Co. Ltd. (a)	3		495
SK Telecom Co. Ltd.	2		415
S-Oil Corp. (a)	2		131
Woori Financial Group, Inc.	23		204
Yuhan Corp.	2		117

			289,243

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — 3.6%
ACS Actividades de Construccion y Servicios SA	274	9,110
Aena SME SA (e)	79	12,743
Amadeus IT Group SA (a)	369	26,287
Banco Bilbao Vizcaya Argentaria SA	451	2,348
Banco Santander SA (a)	1,145	3,906
CaixaBank SA	295	915
Cellnex Telecom SA (e)	22	1,247
Enagas SA	318	6,925
Endesa SA	783	20,739
Ferrovial SA	566	14,788
Grifols SA	21	548
Iberdrola SA	14,101	182,003
Industria de Diseno Textil SA	72	2,390
Naturgy Energy Group SA	706	17,327
Red Electrica Corp. SA	746	13,229
Repsol SA	104	1,291
Siemens Gamesa Renewable Energy SA	276	10,696
Telefonica SA	336	1,509

		328,001

Sweden — 3.7%
Alfa Laval AB (a)	365	11,046
Assa Abloy AB, Class B	1,161	33,413
Atlas Copco AB, Class A	777	47,387
Atlas Copco AB, Class B	452	23,557
Boliden AB	18	676
Electrolux AB, Class B	15	417
Epiroc AB, Class A	764	17,305
Epiroc AB, Class B	450	9,371
EQT AB	16	522
Essity AB, Class B	40	1,280
Evolution Gaming Group AB (e)	11	1,567
Fastighets AB Balder, Class B (a)	7	334
H & M Hennes & Mauritz AB, Class B (a)	53	1,204
Hexagon AB, Class B	230	21,253
Husqvarna AB, Class B	28	401
ICA Gruppen AB	7	327
Industrivarden AB, Class A (a)	7	262
Industrivarden AB, Class C (a)	11	373
Investment AB Latour, Class B	170	4,395
Investor AB, Class B	30	2,418

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Kinnevik AB, Class B (a)	16		782
L E Lundbergforetagen AB, Class B (a)	5		276
Lundin Energy AB	12		389
Nibe Industrier AB, Class B	362		11,233
Sandvik AB (a)	1,308		35,780
Securitas AB, Class B	361		6,144
Skandinaviska Enskilda Banken AB, Class A	108		1,321
Skanska AB, Class B	392		9,843
SKF AB, Class B	442		12,583
Svenska Cellulosa AB SCA, Class B (a)	40		713
Svenska Handelsbanken AB, Class A	104		1,125
Swedbank AB, Class A	60		1,062
Swedish Match AB	80		6,263
Tele2 AB, Class B	33		448
Telefonaktiebolaget LM Ericsson, Class B	2,385		31,615
Telia Co. AB	163		708
Volvo AB, Class B (a)	1,650		41,775

			339,568

Switzerland — 15.0%
ABB Ltd. (Registered)	2,135		64,940
Adecco Group AG (Registered)	180		12,142
Alcon, Inc. (a)	33		2,296
Baloise Holding AG (Registered)	101		17,092
Banque Cantonale Vaudoise (Registered)	2		205
Barry Callebaut AG (Registered)	1		3,349
Chocoladefabriken Lindt & Spruengli AG	1		4,434
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	4,568
Cie Financiere Richemont SA (Registered)	35		3,335
Clariant AG (Registered)	13		268
Coca-Cola HBC AG	187		5,959
Credit Suisse Group AG, Class A (Registered)	163		1,723
EMS-Chemie Holding AG (Registered)	1		486
Geberit AG (Registered)	43		27,307
Givaudan SA (Registered)	1		2,337
Glencore plc (a)	5,102		20,034
Julius Baer Group Ltd.	15		951
Kuehne + Nagel International AG (Registered)	63		17,890
LafargeHolcim Ltd. (Registered) (a)	35		2,048
Logitech International SA (Registered)	135		14,109
Lonza Group AG (Registered)	5		2,771
Nestle SA (Registered)	1,425		158,879

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Novartis AG (Registered)	3,586	306,530
Partners Group Holding AG	1	1,588
Roche Holding AG	1,186	385,272
Schindler Holding AG	47	13,884
Schindler Holding AG (Registered)	23	6,661
SGS SA (Registered)	7	19,921
Sika AG (Registered)	9	2,698
Sonova Holding AG (Registered) (a)	4	965
STMicroelectronics NV	521	19,922
Straumann Holding AG (Registered)	1	859
Swatch Group AG (The)	2	555
Swatch Group AG (The) (Registered)	3	179
Swiss Life Holding AG (Registered)	66	32,406
Swiss Prime Site AG (Registered)	5	466
Swiss Re AG	620	60,928
Swisscom AG (Registered)	2	924
Temenos AG (Registered)	55	7,883
UBS Group AG (Registered)	242	3,741
Vifor Pharma AG	73	10,002
Zurich Insurance Group AG	326	138,819

		1,381,326

Taiwan — 0.5%
Accton Technology Corp.	21	204
Acer, Inc.	124	137
Advantech Co. Ltd.	16	200
ASE Technology Holding Co. Ltd.	150	572
Asia Cement Corp.	95	160
ASMedia Technology, Inc.	2	106
Asustek Computer, Inc.	31	407
AU Optronics Corp. (a)	427	319
Catcher Technology Co. Ltd.	29	215
Cathay Financial Holding Co. Ltd.	331	557
Chailease Holding Co. Ltd.	51	353
Chang Hwa Commercial Bank Ltd.	285	176
Cheng Shin Rubber Industry Co. Ltd.	72	122
Chicony Electronics Co. Ltd.	25	89
China Development Financial Holding Corp.	592	218
China Life Insurance Co. Ltd.	112	101
China Steel Corp.	511	465
Chunghwa Telecom Co. Ltd.	179	700
Compal Electronics, Inc.	213	200

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
CTBC Financial Holding Co. Ltd.	789	612
Delta Electronics, Inc.	89	908
E.Sun Financial Holding Co. Ltd.	528	483
Eclat Textile Co. Ltd.	9	152
Evergreen Marine Corp. Taiwan Ltd. (a)	106	170
Far Eastern New Century Corp.	126	134
Far EasTone Telecommunications Co. Ltd.	72	162
Feng TAY Enterprise Co. Ltd.	17	116
First Financial Holding Co. Ltd.	444	346
Formosa Chemicals & Fibre Corp.	146	450
Formosa Petrochemical Corp.	44	150
Formosa Plastics Corp.	175	621
Foxconn Technology Co. Ltd.	46	118
Fubon Financial Holding Co. Ltd.	266	531
Giant Manufacturing Co. Ltd.	15	181
Globalwafers Co. Ltd.	10	265
Highwealth Construction Corp.	35	53
Hiwin Technologies Corp.	11	157
Hon Hai Precision Industry Co. Ltd.	557	2,443
Hotai Motor Co. Ltd.	13	269
Hua Nan Financial Holdings Co. Ltd.	431	282
Innolux Corp. (a)	361	269
Inventec Corp.	140	133
Largan Precision Co. Ltd.	5	565
Lite-On Technology Corp., ADR	85	188
MediaTek, Inc.	67	2,305

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Mega Financial Holding Co. Ltd.	493	551
Micro-Star International Co. Ltd.	29	178
Nan Ya Plastics Corp.	214	601
Nan Ya Printed Circuit Board Corp. (a)	9	113
Nanya Technology Corp.	54	176
Nien Made Enterprise Co. Ltd.	6	84
Novatek Microelectronics Corp.	27	550
Oneness Biotech Co. Ltd. (a)	8	74
Pegatron Corp.	93	243
Phison Electronics Corp.	7	121
Pou Chen Corp.	141	164
Powertech Technology, Inc.	31	115
President Chain Store Corp.	26	249
Quanta Computer, Inc.	123	424
Realtek Semiconductor Corp.	21	367
Ruentex Development Co. Ltd.	40	70
Shanghai Commercial & Savings Bank Ltd. (The)	160	236
Shin Kong Financial Holding Co. Ltd.	462	149
SinoPac Financial Holdings Co. Ltd.	484	219
Synnex Technology International Corp.	76	146
Taishin Financial Holding Co. Ltd.	507	238
Taiwan Business Bank	402	140
Taiwan Cement Corp.	220	361
Taiwan Cooperative Financial Holding Co. Ltd.	455	338
Taiwan High Speed Rail Corp.	86	95
Taiwan Mobile Co. Ltd.	81	279
Taiwan Semiconductor Manufacturing Co. Ltd.	1,099	23,144
Unimicron Technology Corp.	52	168
Uni-President Enterprises Corp.	206	529
United Microelectronics Corp.	524	940
Vanguard International Semiconductor Corp.	39	149
Walsin Technology Corp.	15	132
Win Semiconductors Corp.	15	207
Winbond Electronics Corp.	129	135
Wistron Corp.	118	139
Wiwynn Corp.	4	119
WPG Holdings Ltd.	107	183
Yageo Corp.	17	333
Yuanta Financial Holding Co. Ltd.	385	304
Zhen Ding Technology Holding Ltd.	27	115

		50,242

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Thailand — 0.1%
Advanced Info Service PCL, NVDR	54	301
Airports of Thailand PCL, NVDR	189	419
Asset World Corp. PCL, NVDR	322	53
B Grimm Power PCL, NVDR	36	53
Bangkok Bank PCL (Registered)	29	117
Bangkok Commercial Asset Management PCL, NVDR	76	53
Bangkok Dusit Medical Services PCL, NVDR	392	272
Bangkok Expressway & Metro PCL, NVDR	344	96
Berli Jucker PCL, NVDR	48	61
BTS Group Holdings PCL, NVDR	494	153
Bumrungrad Hospital PCL, NVDR	17	72
Central Pattana PCL, NVDR	95	178
Central Retail Corp. PCL, NVDR (a)	78	93
Charoen Pokphand Foods PCL, NVDR	179	169
CP ALL PCL, NVDR	259	575
Delta Electronics Thailand PCL, NVDR	14	127
Electricity Generating PCL, NVDR	17	101
Energy Absolute PCL, NVDR	65	130
Global Power Synergy PCL, NVDR	31	78
Gulf Energy Development PCL, NVDR	141	152
Home Product Center PCL, NVDR	255	121
Indorama Ventures PCL, NVDR	71	101
Intouch Holdings PCL, NVDR	121	224
Kasikornbank PCL	45	210
Kasikornbank PCL, NVDR	35	163
Krung Thai Bank PCL, NVDR	191	75
Krungthai Card PCL, NVDR	32	80
Land & Houses PCL, NVDR	343	94
Minor International PCL, NVDR (a)	131	136
Muangthai Capital PCL, NVDR	34	77
Osotspa PCL, NVDR	30	34
PTT Exploration & Production PCL, NVDR	63	231
PTT Global Chemical PCL, NVDR	96	194
PTT Oil & Retail Business PCL, NVDR	127	131
PTT PCL, NVDR	514	675
Ratch Group PCL, NVDR	37	61
Siam Cement PCL (The), NVDR	37	475
Siam Commercial Bank PCL (The), NVDR	42	150
Sri Trang Gloves Thailand PCL, NVDR	41	53
Srisawad Corp. PCL, NVDR	34	93

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Thailand — continued
Thai Oil PCL, NVDR	44	86
Thai Union Group PCL, NVDR	148	69
Total Access Communication PCL, NVDR	27	28
True Corp. PCL, NVDR	494	54

		6,868

Turkey — 0.0% (g)
Akbank TAS	128	73
Aselsan Elektronik Sanayi Ve Ticaret AS	27	48
BIM Birlesik Magazalar AS	20	174
Eregli Demir ve Celik Fabrikalari TAS	57	106
Ford Otomotiv Sanayi AS	3	66
Haci Omer Sabanci Holding AS	36	38
KOC Holding AS	32	75
Turk Hava Yollari AO (a)	22	34
Turkcell Iletisim Hizmetleri AS	50	91
Turkiye Garanti Bankasi AS (a)	94	76
Turkiye Is Bankasi AS, Class C (a)	62	36
Turkiye Petrol Rafinerileri AS (a)	5	57
Turkiye Sise ve Cam Fabrikalari AS	54	47
Yapi ve Kredi Bankasi AS (a)	115	31

		952

United Arab Emirates — 0.0% (g)
Abu Dhabi Commercial Bank PJSC (a)	133	224
Abu Dhabi Islamic Bank PJSC	104	139
Aldar Properties PJSC (a)	171	176
Dubai Islamic Bank PJSC	132	163
Emaar Malls PJSC (a)	137	63
Emaar Properties PJSC (a)	160	155
Emirates NBD Bank PJSC	117	367
Emirates Telecommunications Group Co. PJSC	92	540
First Abu Dhabi Bank PJSC	134	533
NMC Health plc (a) (cc)	116	—

		2,360

United Kingdom — 21.6%
3i Group plc	497	7,896
Admiral Group plc	503	21,493
Anglo American plc	626	24,533
Ashtead Group plc	722	43,112
Associated British Foods plc (a)	335	11,114
AstraZeneca plc	2,702	269,694
Auto Trader Group plc (a) (e)	493	3,771

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
AVEVA Group plc	145	6,842
Aviva plc	10,260	57,832
BAE Systems plc	5,156	35,906
Barclays plc	8,857	22,683
Barratt Developments plc (a)	520	5,348
Berkeley Group Holdings plc	64	3,930
BP plc	10,338	41,992
British American Tobacco plc	2,153	81,849
British Land Co. plc (The)	450	3,127
BT Group plc, Class A (a)	4,557	9,722
Bunzl plc	538	17,227
Burberry Group plc (a)	207	5,406
CNH Industrial NV (a)	1,186	18,356
Coca-Cola European Partners plc	101	5,280
Compass Group plc (a)	911	18,402
Croda International plc	71	6,233
Diageo plc	2,195	90,156
Direct Line Insurance Group plc	3,564	15,387
Evraz plc	260	2,074
Ferguson plc	361	43,066
GlaxoSmithKline plc	10,330	182,879
Halma plc	479	15,677
Hargreaves Lansdown plc	170	3,602
HSBC Holdings plc	10,394	60,581
Imperial Brands plc	889	18,218
Informa plc (a)	767	5,922
InterContinental Hotels Group plc (a)	89	6,093
Intertek Group plc	259	19,990
J Sainsbury plc	908	3,037
JD Sports Fashion plc (a)	263	2,993
Johnson Matthey plc	99	4,105
Kingfisher plc (a)	1,078	4,723
Land Securities Group plc	360	3,419
Legal & General Group plc	15,587	59,845
Lloyds Banking Group plc (a)	36,143	21,203
London Stock Exchange Group plc	162	15,439
M&G plc	1,328	3,794
Melrose Industries plc (a)	7,795	17,924
Mondi plc	248	6,320
National Grid plc	1,795	21,302
Natwest Group plc	2,476	6,700

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Next plc (a)	68	7,357
Ocado Group plc (a)	248	6,959
Pearson plc	384	4,098
Persimmon plc	163	6,596
Phoenix Group Holdings plc	1,436	14,516
Prudential plc	6,815	145,177
Reckitt Benckiser Group plc	363	32,470
RELX plc	3,094	77,606
Rentokil Initial plc (a)	2,974	19,858
Rio Tinto plc	573	43,676
Rolls-Royce Holdings plc (a)	13,422	19,491
RSA Insurance Group plc	2,703	25,355
Sage Group plc (The)	1,379	11,647
Schroders plc	63	3,062
Segro plc	608	7,858
Severn Trent plc	122	3,877
Smith & Nephew plc	447	8,487
Smiths Group plc	637	13,491
Spirax-Sarco Engineering plc	118	18,592
SSE plc	531	10,644
St James’s Place plc	274	4,813
Standard Chartered plc	1,370	9,432
Standard Life Aberdeen plc	1,138	4,545
Taylor Wimpey plc (a)	1,861	4,627
Tesco plc	3,948	12,464
Unilever plc	1,342	74,875
United Utilities Group plc	348	4,449
Vodafone Group plc	13,696	24,976
Whitbread plc (a)	103	4,865
Wm Morrison Supermarkets plc	1,230	3,093
WPP plc	626	7,972

		1,993,125

Uruguay — 0.0% (g)
Globant SA (a)	2	333

Total Common Stocks (Cost $7,708,967)		8,832,333

Preferred Stocks — 1.9%
Brazil — 0.1%
Alpargatas SA (a)	10	63
Banco Bradesco SA	209	995

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Preferred Stocks — continued
Brazil — continued
Bradespar SA	10		125
Centrais Eletricas Brasileiras SA	10		63
Cia Energetica de Minas Gerais	38		89
Cia Paranaense de Energia	51		64
Gerdau SA	52		278
Itau Unibanco Holding SA	221		1,097
Itausa SA	214		393
Lojas Americanas SA	39		154
Petroleo Brasileiro SA	207		888

			4,209

Chile — 0.0% (g)
Embotelladora Andina SA, Class B	44		116
Sociedad Quimica y Minera de Chile SA, Class B	6		343

			459

Colombia — 0.0% (g)
Bancolombia SA	22		176

Germany — 1.4%
Bayerische Motoren Werke AG	100		7,962
FUCHS PETROLUB SE	5		222
Henkel AG & Co. KGaA	12		1,332
Porsche Automobil Holding SE	269		28,576
Sartorius AG	2		1,180
Volkswagen AG	326		91,372

			130,644

Russia — 0.0% (g)
Surgutneftegas PJSC	300		166

South Korea — 0.4%
Hyundai Motor Co.	3		259
LG Chem Ltd.	—	(h)	107
LG Household & Health Care Ltd.	—	(h)	51
Samsung Electronics Co. Ltd.	526		34,079

			34,496

Total Preferred Stocks (Cost $111,324)			170,150

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Chile — 0.0% (g)
Sociedad Quimica y Minera de Chile SA, expiring 04/24/2021 (a)	1		3

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE ($)
Rights — continued
Italy — 0.0% (g)
Snam Spa, expiring 12/31/2049 (a) (cc)		4,747		5

Total Rights (Cost $35)				8

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.7%
Time Deposits — 1.7%
Australia & New Zealand Banking Group Ltd., 0.00%, 04/01/2021		758		758
Barclays SA, 0.00%, 04/01/2021		12,378		12,378
BNP Paribas SA,
(1.85%), 04/01/2021	CHF	23,187		24,533
(0.76%), 04/01/2021	EUR	27,957		32,785
0.00%, 04/01/2021		7,539		7,539
Brown Brothers Harriman,
(1.85%), 04/01/2021	CHF	—	(h)	—	(h)
(0.76%), 04/01/2021	EUR	13		15
(0.47%), 04/06/2021	DKK	38,793		6,116
(0.26%), 04/01/2021	SEK	37,566		4,302
(0.13%), 04/06/2021	NOK	3,612		422
(0.06%), 04/01/2021	HKD	72		9
0.00%, 04/01/2021	GBP	—	(h)	—	(h)
0.00%, 04/01/2021		—	(h)	—	(h)
5.40%, 04/01/2021	ZAR	411		28
Citibank NA,
(0.76%), 04/01/2021	EUR	29,366		34,438
0.00%, 04/01/2021	GBP	22,950		31,639
0.00%, 04/01/2021		346		346
Sumitomo Mitsui Trust Bank Ltd., 0.00%, 04/01/2021		1,393		1,394

Total Short-Term Investments (Cost $156,702)				156,702

Total Investments — 99.3% (Cost—$7,977,028) *				9,159,193
Other Assets in Excess of Liabilities — 0.8%				72,498

NET ASSETS — 100.0%				$9,231,691

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	2,324	06/2021	EUR	103,368	1,995
FTSE 100 Index	797	06/2021	GBP	73,601	(211)
MSCI Emerging Markets Index	355	06/2021	USD	23,725	(251)

Total unrealized appreciation (depreciation)					1,533

Six Circles International Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipts
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles International Unconstrained Equity Fund

Summary of Investments by Industry, March 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	18.8%
Insurance	13.9%
Electric	9.0%
Semiconductors	6.7%
Auto Manufacturers	5.7%
Commercial Services	4.1%
Food	2.9%
Aerospace/Defense	2.3%
Banks	2.2%
Electrical Components & Equipments	2.2%
Miscellaneous Manufacturers	2.2%
Beverages	2.0%
Machinery - Diversified	1.9%
Transportation	1.9%
Software	1.8%
Oil & Gas	1.8%
Engineering & Construction	1.5%
Mining	1.5%
Telecommunications	1.2%
Agriculture	1.2%
Building Materials	1.2%
Others (Each less than 1.0%)	12.3%
Short-Term Investments	1.7%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 99.0%
Asset-Backed Securities — 1.1%
Adams Mill CLO Ltd., (Cayman Islands), Series 2014-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.10%), 1.34%, 07/15/2026 (e) (aa)		352	352
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00%, 04/15/2025		615	630
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (ICE LIBOR USD 3 Month + 1.30%), 1.52%, 01/16/2030 (e) (aa)		8,200	8,201
Benefit Street Partners CLO III Ltd., (Cayman Islands), Series 2013-IIIA, Class A1R, (ICE LIBOR USD 3 Month + 1.25%), 1.47%, 07/20/2029 (e) (aa)		998	999
BlueMountain CLO Ltd., (Cayman Islands), Series 2015-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 1.15%, 07/18/2027 (e) (aa)		2,052	2,052
Capital One Multi-Asset Execution Trust,
Series 2017-A3, Class A3, 2.43%, 01/15/2025		360	368
Series 2019-A2, Class A2, 1.72%, 08/15/2024		500	510
Carlyle Global Market Strategies CLO Ltd., (Cayman Islands), Series 2015-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.00%), 1.22%, 07/28/2028 (e) (aa)		1,216	1,217
Carmax Auto Owner Trust,
Series 2019-4, Class A3, 2.02%, 11/15/2024		141	144
Series 2020-1, Class A3, 1.89%, 12/16/2024		300	307
Catamaran CLO Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.09%), 0.00%, 01/18/2029 (e) (aa)		600	600
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 1.45%, 10/17/2029 (e) (aa)		2,000	2,000
Crown City CLO II, (Cayman Islands), Series 2020-2A, Class A1A, (ICE LIBOR USD 3 Month + 1.38%), 1.63%, 01/20/2032 (e) (aa)		1,000	1,003
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (ICE LIBOR USD 3 Month + 1.02%), 1.26%, 04/15/2029 (e) (aa)		6,400	6,403
Dryden XXVII-R Euro CLO BV, (Netherlands), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 0.66%, 04/15/2033 (e) (aa)	EUR	7,600	8,910
Ford Credit Auto Owner Trust, Series 2020-B, Class A4, 0.79%, 11/15/2025		850	856
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/2025		500	515
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024		131	133
KKR CLO Ltd., (Cayman Islands), Series 18, Class A, (ICE LIBOR USD 3 Month + 1.27%), 1.50%, 07/18/2030 (e) (aa)		3,200	3,201
Marathon CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.15%), 1.34%, 04/15/2029 (e) (aa)		450	450
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 0.00%, 10/15/2030 (e) (w) (aa)		1,800	1,800
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 09/15/2025		1,000	1,019
Mercedes-Benz Auto Receivables Trust, Series 2019-1, Class A4, 2.04%, 01/15/2026		1,000	1,031
MidOcean Credit CLO VI, (Cayman Islands), Series 2016-6A, Class AR, (ICE LIBOR USD 3 Month + 1.25%), 1.47%, 01/20/2029 (e) (aa)		2,000	2,000
Mountain View CLO LLC, (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.09%), 1.31%, 10/16/2029 (e) (aa)		1,800	1,799

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
MP CLO VIII Ltd., (Cayman Islands), Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.91%), 1.13%, 10/28/2027 (e) (aa)		1,569	1,568
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024		131	133
Oaktree CLO, (Cayman Islands), Series 2014-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 1.48%, 05/13/2029 (e) (aa)		1,947	1,947
OCP CLO Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 1.33%, 11/20/2030 (e) (aa)		5,000	5,001
OZLM XIV Ltd., (Cayman Islands), Series 2015-14A, Class A1AR, (ICE LIBOR USD 3 Month + 1.16%), 1.40%, 01/15/2029 (e) (aa)		3,000	3,000
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 1.07%, 01/20/2027 (e) (aa)		382	381
Race Point IX CLO Ltd., (Cayman Islands), Series 2015-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.21%), 1.45%, 10/15/2030 (e) (aa)		497	497
Sculptor CLO XXV Ltd., (Cayman Islands), Series 25A, Class A1, (ICE LIBOR USD 3 Month + 1.27%), 0.00%, 01/15/2031 (e) (aa)		1,200	1,199
Sound Point CLO XII Ltd., (Cayman Islands), Series 2016-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 1.27%, 10/20/2028 (e) (aa)		100	100
Sound Point CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.37%, 01/23/2029 (e) (aa)		6,000	6,000
Venture CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 1.40%, 07/15/2031 (e) (aa)		700	699
Venture XXI CLO Ltd., (Cayman Islands), Series 2015-21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 1.12%, 07/15/2027 (e) (aa)		1,735	1,735
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1, (ICE LIBOR USD 3 Month + 1.21%), 1.45%, 06/07/2030 (e) (aa)		4,500	4,500
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025		175	177

Total Asset-Backed Securities (Cost $73,589)			73,437

Certificate of Deposit —0.0% (g)
Financial — 0.0% (g)
Banks — 0.0% (g)
China Development Bank, (China), 3.20%, 09/23/2021 (Cost $145)	CNH	1,000	153

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — 1.5%
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.89%, 01/15/2038 (aa)	1,787	322
Series 3680, Class SA, IF, IO, (5.00% - ICE LIBOR USD 1 Month), 4.89%, 06/15/2040 (aa)	5,010	592
Series 4023, Class S, IF, IO, (6.25% - ICE LIBOR USD 1 Month), 6.14%, 03/15/2042 (aa)	1,822	321
Series 4056, Class GS, IF, IO, (6.65% - ICE LIBOR USD 1 Month), 6.54%, 12/15/2041 (aa)	1,063	148
Series 4134, Class PI, IO, 3.00%, 11/15/2042	677	58
Series 4165, Class TI, IO, 3.00%, 12/15/2042	827	45
Series 4479, Class AI, IO, 3.50%, 09/15/2025	11,426	590
Series 4598, Class IK, IO, 3.50%, 03/15/2046	981	168
Series 4710, Class EI, IO, 3.50%, 11/15/2031	7,071	655
Series 4825, Class SE, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 6.09%, 09/15/2048 (aa)	7,483	1,559
Series 4888, Class IB, IO, 4.00%, 03/15/2047	919	102
Series 4974, Class PO, PO, Zero Coupon, 08/25/2042	53	47
Series 4990, Class MI, IO, 4.00%, 07/25/2050	7,137	1,217
Series 5003, Class AS, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 5.99%, 08/25/2050 (aa)	7,736	2,086
Series 5016, Class PI, IO, 3.00%, 09/25/2050	14,936	2,296
Series 5034, Class YI, IO, 4.00%, 11/25/2050	5,140	826
Series 5045, Class DI, IO, 2.50%, 11/25/2050	3,589	291
Series 5047, Class CI, IO, 2.00%, 12/25/2050	2,252	225
Series 5056, Class PI, IO, 2.50%, 12/25/2050	10,879	875
Series 5062, Class EI, IO, 2.00%, 01/25/2051	4,714	568
Series 5065, Class IG, IO, 3.00%, 01/25/2051	4,617	674
Series 5069, Class DI, IO, 3.50%, 02/25/2041	2,129	291
Series 5069, Class LI, IO, 2.50%, 02/25/2051	19,865	3,058
Series 5071, Class IN, IO, 4.00%, 08/25/2050	9,505	1,708
Series 5087, Class IL, IO, 3.00%, 03/25/2051	3,238	569
FHLMC STRIPs, Series 365, Class C2, IO, 4.00%, 06/15/2049	7,677	1,223
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.90% - ICE LIBOR USD 1 Month), 7.79%, 05/25/2037 (aa)	662	150
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	237	66
FNMA REMICS,
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	2,132	91
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	4,175	175
Series 2012-133, Class MO, PO, Zero Coupon, 12/25/2042	200	150
Series 2012-135, Class SB, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 5.99%, 12/25/2042 (aa)	1,712	303
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	1,049	944
Series 2014-34, Class US, IF, (8.60% - ICE LIBOR USD 1 Month), 8.38%, 06/25/2044 (aa)	76	81
Series 2016-26, Class SY, IF, (7.03% - ICE LIBOR USD 1 Month), 6.78%, 11/25/2042 (aa)	846	828
Series 2016-63, Class AS, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.89%, 09/25/2046 (aa)	1,564	346
Series 2018-67, Class SH, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 6.09%, 09/25/2048 (aa)	5,740	1,213
Series 2019-48, Class IB, IO, 0.68%, 06/25/2039 (z)	31,780	867
Series 2019-68, Class US, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.89%, 11/25/2049 (aa)	10,261	2,028
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	1,412	158
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	16,379	2,784

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	18,170	2,603
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	13,656	1,851
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	4,017	339
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	12,115	1,444
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	16,323	2,833
Series 2020-93, Class JI, IO, 2.50%, 01/25/2051	4,258	605
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	1,284	189
GNMA,
Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 0.62%, 12/20/2064 (aa)	124	124
Series 2015-H33, Class FA, (ICE LIBOR USD 1 Month + 0.66%), 0.78%, 12/20/2065 (aa)	10,017	10,136
Series 2019-H08, Class FE, (ICE LIBOR USD 1 Month + 0.65%), 0.77%, 01/20/2069 (aa)	6,853	6,983
Series 2019-H16, Class FD, (ICE LIBOR USD 1 Month + 0.80%), 0.92%, 10/20/2069 (aa)	3,906	4,015
Series 2020-142, Class MT, IF, IO, (6.15% - ICE LIBOR USD 1 Month), 0.05%, 07/20/2047 (aa)	22,971	37
Series 2020-142, Class TN, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 0.10%, 09/20/2047 (aa)	35,829	115
Series 2020-H14, Class FH, (ICE LIBOR USD 1 Month + 1.25%), 1.36%, 08/20/2070 (aa)	10,061	10,660
Series 2020-H15, Class FH, (ICE LIBOR USD 1 Month + 1.05%), 1.16%, 07/20/2070 (aa)	5,151	5,369
Series 2020-H15, Class FK, (ICE LIBOR USD 1 Month + 1.25%), 1.36%, 04/20/2070 (aa)	8,791	9,263
Series 2020-H16, Class FN, (ICE LIBOR USD 1 Month + 1.25%), 1.36%, 09/20/2070 (aa)	2,991	3,166
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	12,520	12,623

Total Collateralized Mortgage Obligations (Cost $101,130)		103,053

Commercial Mortgage-Backed Securities —0.6%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	561	597
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	819
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	565
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	1,054
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	535
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	630
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	205
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	357
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	497
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	727
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	1,000	1,077

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	270
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	541
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	546
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	261
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	466	495
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	392	415
CSMC, Series 2020-FACT, Class A, (ICE LIBOR USD 1 Month + 1.35%), 1.46%, 10/15/2037 (e) (aa)	2,100	2,112
FHLMC Multifamily Structured Pass Through Certificates,
Series K027, Class A2, 2.64%, 01/25/2023	805	834
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	1,094
Series K049, Class A2, 3.01%, 07/25/2025	250	270
Series K057, Class A2, 2.57%, 07/25/2026	850	906
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	1,112
Series K071, Class A2, 3.29%, 11/25/2027	500	554
Series K073, Class A2, 3.35%, 01/25/2028	1,000	1,111
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	565
Series K094, Class A2, 2.90%, 06/25/2029	112	121
Series K103, Class A2, 2.65%, 11/25/2029	500	531
Series K108, Class A2, 1.52%, 03/25/2030	304	296
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,439
Series K118, Class A2, 1.49%, 09/25/2030	500	483
Series K725, Class A2, 3.00%, 01/25/2024	225	239
Series K726, Class A2, 2.91%, 04/25/2024	902	954
Series K729, Class A2, 3.14%, 10/25/2024	200	215
Series K737, Class A2, 2.53%, 10/25/2026	650	689
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	674	733
Series 2016-M5, Class A2, 2.47%, 04/25/2026	500	526
Series 2017-M11, Class A2, 2.98%, 08/25/2029	1,000	1,081
Series 2017-M12, Class A2, 3.08%, 06/25/2027 (z)	137	149
Series 2017-M13, Class A2, 2.94%, 09/25/2027 (z)	674	734
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	958
GS Mortgage Securities Trust,
Series 2013-GC12, Class AS, 3.38%, 06/10/2046	400	417
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	263
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4, 3.18%, 08/15/2045	1,000	1,024
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	539
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	534
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	1,102
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	687	769
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,563
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4, 3.53%, 05/10/2063	200	205
Series 2012-C4, Class A5, 2.85%, 12/10/2045	500	515
Series 2013-C5, Class A4, 3.18%, 03/10/2046	415	431
Series 2013-C6, Class A4, 3.24%, 04/10/2046	400	417

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047		420	454
Series 2015-C27, Class A5, 3.45%, 02/15/2048		918	988
Series 2015-LC20, Class A5, 3.18%, 04/15/2050		500	537
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	1,086
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	601
WFRBS Commercial Mortgage Trust,
Series 2013-C12, Class A4, 3.20%, 03/15/2048		400	417
Series 2014-C20, Class ASB, 3.64%, 05/15/2047		961	1,006

Total Commercial Mortgage-Backed Securities (Cost $41,006)			40,165

Corporate Bonds —19.3%
Basic Materials — 0.7%
Chemicals — 0.4%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	400	485
Reg. S, 0.75%, 06/13/2024	EUR	600	724
Air Products and Chemicals, Inc.,
1.00%, 02/12/2025	EUR	1,550	1,898
2.80%, 05/15/2050		15	14
Albemarle New Holding GmbH, (Germany), Reg. S, 1.63%, 11/25/2028	EUR	1,000	1,245
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	983
Reg. S, 2.00%, 09/17/2030	EUR	2,200	2,969
Cabot Corp., 4.00%, 07/01/2029		50	53
Celanese US Holdings LLC, 2.13%, 03/01/2027	EUR	900	1,136
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	2,026
Covestro AG, (Germany),
Reg. S, 0.88%, 02/03/2026	EUR	1,875	2,272
Reg. S, 1.38%, 06/12/2030	EUR	775	965
Dow Chemical Co. (The),
4.55%, 11/30/2025		1,800	2,041
5.25%, 11/15/2041		600	750
DuPont de Nemours, Inc.,
2.17%, 05/01/2023		100	100
4.21%, 11/15/2023		900	978
Eastman Chemical Co.,
1.50%, 05/26/2023	EUR	900	1,084
3.60%, 08/15/2022		2,900	3,000
Ecolab, Inc., 1.00%, 01/15/2024	EUR	1,950	2,351
FMC Corp., 4.50%, 10/01/2049		25	28
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	123
Huntsman International LLC,
4.50%, 05/01/2029		332	367
5.13%, 11/15/2022		145	153
Linde Finance BV, (Netherlands),
Reg. S, 0.55%, 05/19/2032	EUR	400	475
Reg. S, 1.88%, 05/22/2024	EUR	425	532
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		550	634
LYB International Finance III LLC, 4.20%, 10/15/2049		600	636

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Mosaic Co. (The), 4.25%, 11/15/2023		45	49
PPG Industries, Inc.,
1.20%, 03/15/2026		45	44
2.55%, 06/15/2030		140	142
RPM International, Inc., 4.55%, 03/01/2029		60	67
Sherwin-Williams Co. (The),
3.13%, 06/01/2024		100	106
3.30%, 05/15/2050		70	69
3.45%, 08/01/2025		90	98
3.80%, 08/15/2049		90	95
4.50%, 06/01/2047		50	58
Westlake Chemical Corp.,
1.63%, 07/17/2029	EUR	500	610
4.38%, 11/15/2047		40	43
5.00%, 08/15/2046		20	24
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	1,029

			30,456

Iron/Steel — 0.1%
Reliance Steel & Aluminum Co.,
1.30%, 08/15/2025		20	20
2.15%, 08/15/2030		235	225
Steel Dynamics, Inc., 3.25%, 01/15/2031		2,100	2,221
Vale Overseas Ltd., (Cayman Islands),
6.88%, 11/21/2036		90	119
6.88%, 11/10/2039		136	182
Vale SA, (Brazil), 5.63%, 09/11/2042		204	245

			3,012

Mining — 0.2%
Anglo American Capital plc, (United Kingdom),
Reg. S, 1.63%, 03/11/2026	EUR	500	622
Reg. S, 3.38%, 03/11/2029	GBP	1,350	2,005
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	1,203
BHP Billiton Finance Ltd., (Australia), Series 17, Reg. S, 1.50%, 04/29/2030	EUR	775	987
Glencore Capital Finance DAC, (Ireland),
Reg. S, 0.75%, 03/01/2029	EUR	850	979
Reg. S, 1.25%, 03/01/2033	EUR	1,625	1,850
Kinross Gold Corp., (Canada), 4.50%, 07/15/2027		2,500	2,814
Newmont Corp., 4.88%, 03/15/2042		30	36
Norsk Hydro ASA, (Norway), Reg. S, 1.13%, 04/11/2025	EUR	900	1,089
Southern Copper Corp.,
3.88%, 04/23/2025		35	38
5.88%, 04/23/2045		104	137
6.75%, 04/16/2040		10	14
Teck Resources Ltd., (Canada), 6.25%, 07/15/2041		1,100	1,351

			13,125

Total Basic Materials			46,593

Communications — 1.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		100	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Advertising — continued
MMS USA Investments, Inc.,
Reg. S, 0.63%, 06/13/2025	EUR	1,500	1,788
Reg. S, 1.75%, 06/13/2031	EUR	1,000	1,259
WPP Finance 2013, (United Kingdom), Reg. S, 2.88%, 09/14/2046	GBP	425	543

			3,687

Internet — 0.1%
Alibaba Group Holding Ltd., (Cayman Islands), 3.15%, 02/09/2051		200	185
Alphabet, Inc.,
1.90%, 08/15/2040		700	603
2.25%, 08/15/2060		65	53
Amazon.com, Inc.,
3.88%, 08/22/2037		20	23
4.25%, 08/22/2057		30	35
Booking Holdings, Inc.,
0.50%, 03/08/2028	EUR	1,000	1,180
1.80%, 03/03/2027	EUR	1,000	1,274
eBay, Inc., 1.90%, 03/11/2025		5	5
Expedia Group, Inc.,
2.50%, 06/03/2022	EUR	500	598
2.95%, 03/15/2031 (e)		200	197
3.60%, 12/15/2023 (e)		10	11
4.63%, 08/01/2027 (e)		5	6
JD.com, Inc., (Cayman Islands), 3.38%, 01/14/2030		325	335
Prosus NV, (Netherlands),
Reg. S, 1.54%, 08/03/2028	EUR	1,075	1,292
Reg. S, 2.03%, 08/03/2032	EUR	675	810

			6,607

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.50%, 06/01/2041		35	33
3.90%, 06/01/2052		2,100	2,011
4.46%, 07/23/2022		190	198
4.50%, 02/01/2024		115	126
4.80%, 03/01/2050		80	86
4.91%, 07/23/2025		1,545	1,752
5.75%, 04/01/2048		25	30
6.38%, 10/23/2035		90	117
6.48%, 10/23/2045		30	39
Comcast Corp.,
1.50%, 02/15/2031		2,900	2,688
1.88%, 02/20/2036	GBP	1,075	1,441
2.35%, 01/15/2027		2,000	2,087
2.65%, 08/15/2062		55	46
3.60%, 03/01/2024		200	218
3.97%, 11/01/2047		220	245
4.05%, 11/01/2052		40	45
4.25%, 10/15/2030		120	138
4.60%, 10/15/2038		20	24
Cox Communications, Inc., 3.50%, 08/15/2027 (e)		3,180	3,452
Discovery Communications LLC,
5.20%, 09/20/2047		1,100	1,299

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
5.30%, 05/15/2049		90	107
Informa plc, (United Kingdom), Reg. S, 2.13%, 10/06/2025	EUR	856	1,059
ITV plc, (United Kingdom), Reg. S, 1.38%, 09/26/2026	EUR	1,300	1,581
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	475	711
RELX Finance BV, (Netherlands), Reg. S, 0.00%, 03/18/2024	EUR	100	118
Sky Ltd., (United Kingdom),
Reg. S, 2.25%, 11/17/2025	EUR	450	584
Reg. S, 2.50%, 09/15/2026	EUR	850	1,131
Thomson Reuters Corp., (Canada), 4.30%, 11/23/2023		120	130
Time Warner Cable LLC,
4.50%, 09/15/2042		80	85
5.50%, 09/01/2041		800	945
ViacomCBS, Inc., 5.85%, 09/01/2043		1,450	1,860
Vivendi SE, (France),
Reg. S, 0.63%, 06/11/2025	EUR	1,200	1,433
Reg. S, 1.13%, 12/11/2028	EUR	1,200	1,462
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.75%, 07/03/2030	EUR	775	930
Reg. S, 1.50%, 03/22/2027	EUR	2,275	2,879

			31,090

Telecommunications — 0.7%
America Movil SAB de CV, (Mexico), 5.00%, 10/27/2026	GBP	100	164
AT&T, Inc.,
0.90%, 03/25/2024		100	100
1.70%, 03/25/2026		405	405
1.80%, 09/05/2026	EUR	1,150	1,454
1.80%, 09/14/2039	EUR	1,200	1,414
2.05%, 05/19/2032	EUR	100	130
2.45%, 03/15/2035	EUR	425	555
3.30%, 02/01/2052		25	23
3.50%, 06/01/2041		1,700	1,677
3.50%, 02/01/2061		45	41
3.55%, 09/15/2055 (e)		5	4
3.65%, 06/01/2051		1,800	1,737
3.80%, 12/01/2057 (e)		52	49
3.85%, 06/01/2060		20	19
4.25%, 06/01/2043	GBP	200	331
4.30%, 12/15/2042		25	27
4.45%, 04/01/2024		47	51
4.80%, 06/15/2044		20	23
4.85%, 03/01/2039		175	203
5.25%, 03/01/2037		60	72
Reg. S, 5.50%, 03/15/2027	GBP	450	757
7.00%, 04/30/2040	GBP	400	875
Bell Canada, (Canada), Series US-3, 0.75%, 03/17/2024		100	100
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023	EUR	1,300	1,538
Deutsche Telekom International Finance BV, (Netherlands),
3.60%, 01/19/2027 (e)		900	986
8.75%, 06/15/2030		236	349
Elisa OYJ, (Finland), Reg. S, 0.88%, 03/17/2024	EUR	100	120

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Global Switch Holdings Ltd., (British Virgin Islands), Reg. S, 1.50%, 01/31/2024	EUR	450	546
Level 3 Financing, Inc.,
3.40%, 03/01/2027 (e)		2,000	2,117
3.88%, 11/15/2029 (e)		750	790
Motorola Solutions, Inc.,
2.30%, 11/15/2030		47	45
4.00%, 09/01/2024		15	17
4.60%, 02/23/2028		1,375	1,564
4.60%, 05/23/2029		40	45
Orange SA, (France), Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,705
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	120
Proximus SADP, (Belgium), Reg. S, 2.38%, 04/04/2024	EUR	100	126
Sprint Corp., 7.63%, 02/15/2025		2,800	3,328
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.88%, 03/01/2024	EUR	1,000	1,231
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	700	823
Telstra Corp. Ltd., (Australia), 3.13%, 04/07/2025 (e)		2,600	2,776
T-Mobile USA, Inc.,
1.50%, 02/15/2026 (e)		10	10
3.50%, 04/15/2025 (e)		2,525	2,725
3.88%, 04/15/2030 (e)		2,520	2,746
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	910
0.88%, 04/08/2027	EUR	475	579
0.88%, 03/19/2032	EUR	1,100	1,304
1.30%, 05/18/2033	EUR	1,225	1,502
1.68%, 10/30/2030 (e)		78	72
1.85%, 05/18/2040	EUR	750	944
1.88%, 11/03/2038	GBP	200	257
2.50%, 04/08/2031	GBP	1,000	1,440
2.55%, 03/21/2031		650	648
2.65%, 11/20/2040		970	884
2.88%, 11/20/2050		20	18
2.99%, 10/30/2056 (e)		35	31
3.00%, 11/20/2060		60	52
3.25%, 02/17/2026	EUR	200	271
3.38%, 02/15/2025		50	54
3.70%, 03/22/2061		350	344
4.07%, 06/18/2024	GBP	100	153
4.13%, 08/15/2046		80	87
4.40%, 11/01/2034		20	23
4.50%, 08/10/2033		1,900	2,205
4.86%, 08/21/2046		170	203

			45,899

Total Communications			87,283

Consumer Cyclical — 1.4%
Airlines — 0.1%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	1,350	1,560
Ryanair DAC, (Ireland), Reg. S, 1.13%, 08/15/2023	EUR	675	804
Southwest Airlines Co., 5.25%, 05/04/2025		1,630	1,854

			4,218

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Apparel — 0.0% (g)
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	425	579
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	942
Reg. S, 0.75%, 04/07/2025	EUR	300	364
NIKE, Inc.,
3.25%, 03/27/2040		166	174
3.38%, 03/27/2050		33	34
Tapestry, Inc., 4.13%, 07/15/2027		52	57
VF Corp., 2.40%, 04/23/2025		25	26

			2,176

Auto Manufacturers — 1.0%
American Honda Finance Corp.,
0.55%, 07/12/2024		112	111
0.75%, 11/25/2026	GBP	4,800	6,475
1.00%, 09/10/2025		6,900	6,790
BMW US Capital LLC,
3.80%, 04/06/2023 (e)		169	180
3.90%, 04/09/2025 (e)		1,100	1,212
Cummins, Inc., 2.60%, 09/01/2050		30	27
Daimler AG, (Germany),
Reg. S, 0.75%, 03/11/2033	EUR	1,150	1,348
Reg. S, 1.13%, 11/06/2031	EUR	15	18
Reg. S, 1.63%, 08/22/2023	EUR	20	25
Reg. S, 2.13%, 07/03/2037	EUR	775	1,037
Reg. S, 2.38%, 05/22/2030	EUR	425	576
Reg. S, 2.63%, 04/07/2025	EUR	1,760	2,278
Daimler Finance North America LLC, 2.55%, 08/15/2022 (e)		3,100	3,179
Daimler International Finance BV, (Netherlands), Reg. S, 0.63%, 02/27/2023	EUR	425	506

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Ford Motor Credit Co. LLC,
2.75%, 06/14/2024	GBP	1,600	2,225
3.37%, 11/17/2023		2,000	2,050
4.00%, 11/13/2030		545	541
General Motors Co.,
5.20%, 04/01/2045		455	521
5.40%, 04/01/2048		275	324
6.60%, 04/01/2036		520	674
6.75%, 04/01/2046		106	143
General Motors Financial Co., Inc.,
Reg. S, 0.85%, 02/26/2026	EUR	370	439
Reg. S, 1.69%, 03/26/2025	EUR	775	957
1.70%, 08/18/2023		70	71
Reg. S, 2.20%, 04/01/2024	EUR	100	124
Reg. S, 2.25%, 09/06/2024	GBP	700	992
Reg. S, 2.35%, 09/03/2025	GBP	1,225	1,740
2.70%, 08/20/2027		1,450	1,476
2.75%, 06/20/2025		80	84
2.90%, 02/26/2025		45	47
3.45%, 04/10/2022		60	61
4.20%, 11/06/2021		200	204
5.20%, 03/20/2023		20	22
Harley-Davidson Financial Services, Inc., Reg. S, 3.88%, 05/19/2023	EUR	425	537
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		3,000	3,177
PACCAR Financial Europe BV, (Netherlands),
Reg. S, 0.00%, 03/03/2023	EUR	500	589
Reg. S, 0.13%, 03/07/2022	EUR	100	118
Stellantis NV, (Netherlands),
Reg. S, 0.63%, 03/30/2027	EUR	1,100	1,285
Reg. S, 2.75%, 05/15/2026	EUR	800	1,038
Toyota Motor Corp., (Japan), 0.68%, 03/25/2024		180	180
Toyota Motor Credit Corp.,
0.80%, 10/16/2025		3,875	3,806
0.80%, 01/09/2026		100	98
Traton Finance Luxembourg SA, (Luxembourg),
Reg. S, 0.13%, 03/24/2025	EUR	1,500	1,758
Reg. S, 1.25%, 03/24/2033	EUR	1,200	1,412
Volkswagen Bank GmbH, (Germany),
Reg. S, 0.75%, 06/15/2023	EUR	300	357
Reg. S, 1.25%, 06/10/2024	EUR	1,500	1,822
Volkswagen Financial Services AG, (Germany),
Reg. S, 2.25%, 10/16/2026	EUR	10	13
Reg. S, 2.50%, 04/06/2023	EUR	915	1,126
Reg. S, 3.00%, 04/06/2025	EUR	20	26
Reg. S, 3.38%, 04/06/2028	EUR	1,450	2,022
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	1,253
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,562
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	277

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Volvo Treasury AB, (Sweden),
Reg. S, 0.13%, 09/17/2024	EUR	425	501
Reg. S, (EUR Swap Rate 5 Year + 4.10%), 4.85%, 03/10/2078 (aa)	EUR	1,575	1,993

			62,407

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/2024		55	60
Aptiv plc, (Jersey), 1.50%, 03/10/2025	EUR	425	525
Autoliv, Inc., Reg. S, 0.75%, 06/26/2023	EUR	700	833
BorgWarner, Inc., 1.80%, 11/07/2022	EUR	425	510
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	330
Lear Corp.,
4.25%, 05/15/2029		30	33
5.25%, 05/15/2049		35	41
Magna International, Inc., (Canada),
1.90%, 11/24/2023	EUR	1,125	1,385
2.45%, 06/15/2030		1,000	1,001
4.15%, 10/01/2025		2,000	2,241

			6,959

Distribution/Wholesale — 0.0% (g)
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	550	730

Home Builders — 0.0% (g)
NVR, Inc., 3.00%, 05/15/2030		380	390

Home Furnishings — 0.0% (g)
Whirlpool Finance Luxembourg Sarl, (Luxembourg),
1.10%, 11/09/2027	EUR	225	272
1.25%, 11/02/2026	EUR	200	246

			518

Housewares — 0.0% (g)
Newell Brands, Inc., 4.70%, 04/01/2026		650	719

Lodging — 0.0% (g)
Choice Hotels International, Inc., 3.70%, 12/01/2029		40	42
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 3.38%, 10/08/2028	GBP	450	654
Reg. S, 3.75%, 08/14/2025	GBP	100	149
Las Vegas Sands Corp.,
3.20%, 08/08/2024		20	21
3.50%, 08/18/2026		50	52
Marriott International, Inc., Series HH, 2.85%, 04/15/2031		1,245	1,223

			2,141

Retail — 0.2%
AutoNation, Inc., 4.75%, 06/01/2030		1,519	1,751
AutoZone, Inc., 1.65%, 01/15/2031		2,595	2,374
Costco Wholesale Corp., 1.75%, 04/20/2032		137	131
Dollar General Corp., 4.15%, 11/01/2025		10	11
Genuine Parts Co., 1.88%, 11/01/2030		280	258
Home Depot, Inc. (The), 3.50%, 09/15/2056		75	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
4.20%, 04/01/2043		800	927
5.88%, 12/16/2036		90	124
Lowe’s Cos., Inc., 3.50%, 04/01/2051		95	96
McDonald’s Corp., Reg. S, 2.38%, 11/27/2024	EUR	800	1,022
Mitchells & Butlers Finance plc, (United Kingdom), Series A2, Reg. S, 5.57%, 12/15/2030	GBP	17	27
Next Group plc, (United Kingdom),
Reg. S, 3.00%, 08/26/2025	GBP	225	332
Reg. S, 3.63%, 05/18/2028	GBP	1,075	1,608
Reg. S, 4.38%, 10/02/2026	GBP	300	466
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021		50	51
4.65%, 06/01/2046		20	21
4.80%, 11/18/2044		15	16
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	3,373
2.95%, 09/24/2049		25	25
Reg. S, 5.25%, 09/28/2035	GBP	550	1,107

			13,797

Textiles — 0.0% (g)
Mohawk Industries, Inc., 2.00%, 01/14/2022	EUR	550	653

Total Consumer Cyclical			94,708

Consumer Non-cyclical — 2.8%
Agriculture — 0.3%
Altria Group, Inc.,
2.20%, 06/15/2027	EUR	825	1,044
3.40%, 02/04/2041		25	23
3.70%, 02/04/2051		120	109
3.88%, 09/16/2046		40	39
4.00%, 02/04/2061		120	111
5.38%, 01/31/2044		65	76
5.95%, 02/14/2049		10	12
6.20%, 02/14/2059		58	70
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	120
2.79%, 09/06/2024		3,285	3,462
3.22%, 08/15/2024		100	107
3.73%, 09/25/2040		35	33
4.76%, 09/06/2049		50	51
BAT International Finance plc, (United Kingdom),
Reg. S, 2.38%, 01/19/2023	EUR	3,800	4,642
Reg. S, 7.25%, 03/12/2024	GBP	235	382
Bunge Finance Europe BV, (Netherlands), 1.85%, 06/16/2023	EUR	300	364
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027		30	33
Cargill, Inc., 2.13%, 04/23/2030 (e)		1,500	1,473
JT International Financial Services BV, (Netherlands),
Reg. S, 1.13%, 09/28/2025	EUR	100	122
Reg. S, 2.75%, 09/28/2033	GBP	975	1,413
Philip Morris International, Inc., 0.80%, 08/01/2031	EUR	1,125	1,289

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
0.88%, 05/01/2026		1,715	1,664
4.25%, 11/10/2044		220	245
6.38%, 05/16/2038		155	214
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	1,025	1,228

			18,326

Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		1,700	1,990
4.90%, 02/01/2046		1,100	1,303
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	10	14
Reg. S, 3.70%, 04/02/2040	EUR	800	1,268
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 01/23/2025		150	167
5.55%, 01/23/2049		50	64
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	3,500	4,059
0.13%, 03/15/2029	EUR	1,700	1,973
0.50%, 03/09/2033	EUR	500	578
1.00%, 03/09/2041	EUR	400	458
3.00%, 03/05/2051		230	223
Constellation Brands, Inc., 3.70%, 12/06/2026		25	28
Diageo Capital plc, (United Kingdom), 3.88%, 04/29/2043		10	11
Diageo Finance plc, (United Kingdom), Reg. S, 1.88%, 03/27/2027	EUR	1,000	1,291
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	32	50
Keurig Dr Pepper, Inc.,
3.13%, 12/15/2023		90	95
4.06%, 05/25/2023		26	28
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	1,200	1,385
1.05%, 10/09/2050	EUR	750	832
3.45%, 10/06/2046		115	121
Pernod Ricard SA, (France), Reg. S, 1.13%, 04/07/2025	EUR	1,600	1,958

			17,896

Biotechnology — 0.0% (g)
Amgen, Inc., 1.90%, 02/21/2025		100	103
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030		1,000	924

			1,027

Commercial Services — 0.5%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	400	591
ALD SA, (France), Reg. S, 1.25%, 10/11/2022	EUR	2,500	2,996
Amadeus IT Group SA, (Spain), Reg. S, 0.88%, 09/18/2023	EUR	2,000	2,389
American University (The), Series 2019, 3.67%, 04/01/2049		30	33
Automatic Data Processing, Inc., 1.25%, 09/01/2030		1,500	1,373
Block Financial LLC, 3.88%, 08/15/2030		10	10
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 1.87%, 09/26/2024	AUD	1,000	771
Series 65, 0.03%, 07/14/2021	JPY	100,000	903
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	119
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	1,282

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Duke University, Series 2020, 2.68%, 10/01/2044		20	19
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	901
Equifax, Inc.,
2.60%, 12/15/2025		110	116
3.10%, 05/15/2030		1,830	1,898
ERAC USA Finance LLC,
2.70%, 11/01/2023 (e)		3,200	3,357
3.85%, 11/15/2024 (e)		160	176
4.50%, 02/15/2045 (e)		400	459
7.00%, 10/15/2037 (e)		800	1,151
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	2,825	3,351
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	300	407
Reg. S, 1.38%, 06/25/2026	EUR	1,125	1,401
Reg. S, 3.25%, 04/07/2032	GBP	225	347
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	35
Global Payments, Inc., 1.20%, 03/01/2026		200	197
Holding d’Infrastructures de Transport SASU, (France), Reg. S, 2.50%, 05/04/2027	EUR	1,900	2,474
IHS Markit Ltd., (Bermuda),
3.63%, 05/01/2024		60	64
4.13%, 08/01/2023		20	21
4.25%, 05/01/2029		148	167
4.75%, 08/01/2028		50	58
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	558
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	714
4.68%, 07/01/2114		500	641
Series F, 2.99%, 07/01/2050		20	21
Moody’s Corp.,
0.95%, 02/25/2030	EUR	1,125	1,369
1.75%, 03/09/2027	EUR	1,125	1,436
2.55%, 08/18/2060		20	16
Nats En Route plc, (United Kingdom), Reg. S, 5.25%, 03/31/2026	GBP	21	33
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	9
PayPal Holdings, Inc.,
2.40%, 10/01/2024		50	52
2.65%, 10/01/2026		90	95
3.25%, 06/01/2050		35	35
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	9
Quanta Services, Inc., 2.90%, 10/01/2030		200	203
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	5
S&P Global, Inc.,
1.25%, 08/15/2030		2,100	1,921
2.30%, 08/15/2060		86	70
Transurban Finance Co. Pty Ltd., (Australia), Reg. S, 3.00%, 04/08/2030	EUR	100	139
Trustees of Princeton University (The), Series 2020, 2.52%, 07/01/2050		20	19
University of Southern California, 2.81%, 10/01/2050		20	19
Verisk Analytics, Inc., 5.50%, 06/15/2045		98	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,825

			36,378

Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co., 0.50%, 03/06/2026	EUR	2,275	2,741
Estee Lauder Cos., Inc. (The),
2.60%, 04/15/2030		60	62
3.13%, 12/01/2049		20	20
Procter & Gamble Co. (The),
0.63%, 10/30/2024	EUR	1,450	1,750
1.20%, 10/30/2028	EUR	1,000	1,266
1.88%, 10/30/2038	EUR	1,125	1,575
4.88%, 05/11/2027	EUR	425	644
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.50%, 08/12/2023	EUR	1,400	1,672
Reg. S, 1.13%, 02/12/2027	EUR	425	531
Unilever plc, (United Kingdom), Reg. S, 1.50%, 06/11/2039	EUR	625	812

			11,073

Food — 0.1%
Conagra Brands, Inc., 5.30%, 11/01/2038		10	12
Flowers Foods, Inc., 2.40%, 03/15/2031		35	34
General Mills, Inc., 3.00%, 02/01/2051 (e)		20	19
Hershey Co. (The), 2.65%, 06/01/2050		10	9
Hormel Foods Corp., 1.80%, 06/11/2030		125	120
Kerry Group Financial Services Unltd Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	1,400	1,799
Kroger Co. (The), 3.95%, 01/15/2050		5	5
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	1,098
McCormick & Co., Inc.,
0.90%, 02/15/2026		100	97
3.15%, 08/15/2024		150	160

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
4.20%, 08/15/2047		5	6
Mondelez International Holdings Netherlands BV, (Netherlands), Reg. S, 0.38%, 09/22/2029	EUR	100	116
Mondelez International, Inc.,
0.75%, 03/17/2033	EUR	1,800	2,078
1.88%, 10/15/2032		1,300	1,210
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,814
Reg. S, 1.38%, 10/24/2023	EUR	100	121
Reg. S, 2.75%, 04/27/2030	GBP	425	616

			9,314

Healthcare - Products — 0.4%
Abbott Ireland Financing DAC, (Ireland),
Reg. S, 0.10%, 11/19/2024	EUR	700	827
Reg. S, 0.38%, 11/19/2027	EUR	1,950	2,315
Abbott Laboratories, 4.90%, 11/30/2046		115	149
Becton Dickinson Euro Finance Sarl, (Luxembourg), 1.21%, 06/04/2026	EUR	425	523
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	948
3.45%, 03/01/2024		100	107
Danaher Corp., 2.50%, 03/30/2030	EUR	525	716
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	4,447
1.35%, 09/18/2039	EUR	700	836
1.80%, 09/18/2049	EUR	700	868
Edwards Lifesciences Corp., 4.30%, 06/15/2028		135	152
Koninklijke Philips NV, (Netherlands), Reg. S, 1.38%, 05/02/2028	EUR	500	634
Medtronic Global Holdings SCA, (Luxembourg),
0.00%, 03/15/2023	EUR	325	383
0.38%, 03/07/2023	EUR	100	119
0.38%, 10/15/2028	EUR	500	588
1.38%, 10/15/2040	EUR	825	983
1.63%, 10/15/2050	EUR	1,000	1,198
1.75%, 07/02/2049	EUR	900	1,114
Molnlycke Holding AB, (Sweden), Reg. S, 0.63%, 01/15/2031	EUR	1,625	1,844
PerkinElmer, Inc., 3.30%, 09/15/2029		140	148
Stryker Corp., 1.00%, 12/03/2031	EUR	1,300	1,565
Thermo Fisher Scientific, Inc.,
1.88%, 10/01/2049	EUR	1,125	1,394
0.13%, 03/01/2025	EUR	2,275	2,680
1.75%, 04/15/2027	EUR	100	128
2.88%, 07/24/2037	EUR	625	914
4.10%, 08/15/2047		160	185
4.13%, 03/25/2025		70	78
Zimmer Biomet Holdings, Inc.,
3.70%, 03/19/2023		100	106
4.45%, 08/15/2045		10	11

			25,960

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — 0.4%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	36
Aetna, Inc., 2.80%, 06/15/2023		30	31
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	696
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	45
Anthem, Inc.,
3.35%, 12/01/2024		100	108
4.10%, 03/01/2028		2,900	3,260
Ascension Health, 3.95%, 11/15/2046		70	80
City of Hope, Series 2013, 5.62%, 11/15/2043		35	47
CommonSpirit Health, 3.91%, 10/01/2050		18	18
Eurofins Scientific SE, (Luxembourg),
Reg. S, 2.13%, 07/25/2024	EUR	800	993
Reg. S, 3.75%, 07/17/2026	EUR	1,750	2,391
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,335	1,235
Series 2020, 2.88%, 09/01/2050		35	33
HCA, Inc.,
5.00%, 03/15/2024		1,383	1,539
5.13%, 06/15/2039		700	836
5.25%, 06/15/2026		148	170
5.25%, 06/15/2049		140	171
5.50%, 06/15/2047		247	305
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,377
Humana, Inc.,
2.90%, 12/15/2022		50	52
3.85%, 10/01/2024		50	54
4.63%, 12/01/2042		30	35
4.95%, 10/01/2044		130	156
Kaiser Foundation Hospitals, 4.15%, 05/01/2047		1,700	1,993
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045		210	239
Mayo Clinic,
3.77%, 11/15/2043		30	32
Series 2013, 4.00%, 11/15/2047		25	29
Series 2021, 3.20%, 11/15/2061 (w)		440	435
Memorial Health Services, 3.45%, 11/01/2049		10	10
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	59
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	1,377
MidMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	1,498
MultiCare Health System, 2.80%, 08/15/2050		1,000	915
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	973
4.02%, 08/01/2045		20	23
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	28
OhioHealth Corp., Series 2020, 3.04%, 11/15/2050		535	529
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	698
Series 2020, 3.22%, 11/15/2050		849	826
Texas Health Resources, 2.33%, 11/15/2050		750	612
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		233	221
UnitedHealth Group, Inc.,

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
2.00%, 05/15/2030		160	157
3.13%, 05/15/2060		140	137
3.70%, 08/15/2049		1,100	1,192
3.75%, 07/15/2025		20	22
3.88%, 08/15/2059		50	56
4.25%, 03/15/2043		120	140
Universal Health Services, Inc., 2.65%, 10/15/2030 (e)		194	187

			26,056

Household Products/Wares — 0.0% (g)
Avery Dennison Corp., 1.25%, 03/03/2025	EUR	650	794
Clorox Co. (The), 1.80%, 05/15/2030		10	9
Kimberly-Clark Corp., 2.88%, 02/07/2050		45	44
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	1,675	2,292

			3,139

Pharmaceuticals — 0.6%
AbbVie, Inc.,
2.60%, 11/21/2024		190	201
3.20%, 11/21/2029		4,960	5,273
4.25%, 11/21/2049		1,400	1,577
4.70%, 05/14/2045		65	77
AmerisourceBergen Corp.,
2.80%, 05/15/2030		5	5
3.25%, 03/01/2025		40	43
4.25%, 03/01/2045		10	11
4.30%, 12/15/2047		30	33
AstraZeneca plc, (United Kingdom), 0.70%, 04/08/2026		1,620	1,560
Becton Dickinson and Co., 2.89%, 06/06/2022		17	17
Bristol-Myers Squibb Co.,
2.35%, 11/13/2040		25	23
2.55%, 11/13/2050		110	98
3.40%, 07/26/2029		3,340	3,647
3.88%, 08/15/2025		24	26
4.55%, 02/20/2048		10	12
Cardinal Health, Inc.,
2.62%, 06/15/2022		40	41
3.08%, 06/15/2024		10	11
4.37%, 06/15/2047		2	2
Cigna Corp.,
2.40%, 03/15/2030		75	75
3.40%, 03/01/2027		2,800	3,036
4.90%, 12/15/2048		800	977
CVS Health Corp.,
1.30%, 08/21/2027		40	38
2.63%, 08/15/2024		60	63
3.70%, 03/09/2023		32	34
4.13%, 04/01/2040		1,200	1,322
4.30%, 03/25/2028		846	960
4.78%, 03/25/2038		75	89
5.05%, 03/25/2048		1,200	1,469

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Eli Lilly and Co.,
0.63%, 11/01/2031	EUR	2,500	2,974
4.15%, 03/15/2059		15	17
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	1,225
Reg. S, 5.25%, 04/10/2042	GBP	50	105
Johnson & Johnson,
2.10%, 09/01/2040		10	9
2.25%, 09/01/2050		30	27
2.45%, 09/01/2060		40	35
3.40%, 01/15/2038		110	119
3.55%, 03/01/2036		15	17
McKesson Corp.,
0.90%, 12/03/2025		70	69
3.13%, 02/17/2029	GBP	925	1,375
Merck & Co., Inc.,
1.88%, 10/15/2026	EUR	1,000	1,293
2.35%, 06/24/2040		50	46
3.70%, 02/10/2045		60	66
Merck Financial Services GmbH, (Germany), Reg. S, 0.01%, 12/15/2023	EUR	600	707
Merck KGaA, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 1.63%, 09/09/2080 (aa)	EUR	800	957
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.94%), 2.88%, 06/25/2079 (aa)	EUR	400	511
Mylan, Inc., 5.20%, 04/15/2048		30	34
Novartis Capital Corp., 2.75%, 08/14/2050		116	110
Roche Finance Europe BV, (Netherlands),
Reg. S, 0.50%, 02/27/2023	EUR	200	238
Reg. S, 0.88%, 02/25/2025	EUR	1,600	1,953
Sanofi, (France),
Reg. S, 2.50%, 11/14/2023	EUR	600	750
Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	400	566
Takeda Pharmaceutical Co. Ltd., (Japan), Reg. S, 3.00%, 11/21/2030	EUR	1,000	1,407
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	1,400	1,761
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026		30	33
Viatris, Inc., 3.85%, 06/22/2040 (e)		2,200	2,243
Zoetis, Inc.,
3.90%, 08/20/2028		40	44
4.70%, 02/01/2043		190	229

			39,640

Total Consumer Non-cyclical			188,809

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Energy — 1.0%
Oil & Gas — 0.5%
Aker BP ASA, (Norway), 2.88%, 01/15/2026 (e)		1,400	1,445
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.53%, 09/26/2022	EUR	175	211
Reg. S, (EUR Swap Rate 5 Year + 4.12%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,652
Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	500	731
Canadian Natural Resources Ltd., (Canada),
2.95%, 01/15/2023		10	10
3.85%, 06/01/2027		10	11
4.95%, 06/01/2047		55	64
6.25%, 03/15/2038		18	23
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	125
Chevron Corp., 2.24%, 05/11/2030		80	79
Chevron USA, Inc.,
1.02%, 08/12/2027		3,000	2,885
5.25%, 11/15/2043		75	97
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		40	52
ConocoPhillips,
2.40%, 02/15/2031 (e)		2,100	2,063
4.88%, 10/01/2047 (e)		20	24
Diamondback Energy, Inc.,
2.88%, 12/01/2024		3,100	3,269
3.13%, 03/24/2031		2,540	2,530
3.50%, 12/01/2029		450	467
4.40%, 03/24/2051		35	35
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	425	540
1.75%, 01/22/2026		200	205
2.38%, 05/22/2030		60	60
3.25%, 11/18/2049		30	29
3.63%, 04/06/2040		1,800	1,911
3.70%, 04/06/2050		15	16
Reg. S, 6.88%, 03/11/2031	GBP	50	101
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	2,000	2,363
0.84%, 06/26/2032	EUR	550	641
1.41%, 06/26/2039	EUR	700	812
3.45%, 04/15/2051		125	125
Hess Corp., 3.50%, 07/15/2024		10	11
HollyFrontier Corp., 4.50%, 10/01/2030		24	25
Husky Energy, Inc., (Canada), 4.40%, 04/15/2029		3,700	3,947
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	364	444
Petroleos Mexicanos, (Mexico),
(ICE LIBOR USD 3 Month + 0.43%), 0.62%, 02/15/2024 (aa)		900	901
1.95%, 12/20/2022		1,600	1,622

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,197	1,112
TOTAL SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 2.71%, 05/05/2023 (x) (aa)	EUR	650	791
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	2,000	2,593
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)	EUR	1,350	1,559

			35,581

Oil & Gas Services — 0.0% (g)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/2047		110	117
4.49%, 05/01/2030		100	114
Halliburton Co.,
3.50%, 08/01/2023		60	64
5.00%, 11/15/2045		20	22
Schlumberger Finance BV, (Netherlands), Reg. S, 0.25%, 10/15/2027	EUR	500	587
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	30

			934

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/2029		478	503
5.88%, 03/31/2025		115	131
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,406
Enbridge, Inc., (Canada),
2.90%, 07/15/2022		20	21
4.00%, 10/01/2023		100	107
Energy Transfer Operating LP,
4.05%, 03/15/2025		100	108
4.20%, 04/15/2027		5,800	6,318
5.30%, 04/15/2047		10	10
Enterprise Products Operating LLC,
4.20%, 01/31/2050		40	42
5.10%, 02/15/2045		1,700	2,010
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 02/15/2078 (aa)		600	601
Kinder Morgan Energy Partners LP,
4.30%, 05/01/2024		3,200	3,513
4.70%, 11/01/2042		850	910
Magellan Midstream Partners LP,
3.95%, 03/01/2050		940	923
5.00%, 03/01/2026		10	12
MPLX LP,
2.65%, 08/15/2030		1,500	1,469
4.50%, 04/15/2038		15	16
4.70%, 04/15/2048		1,213	1,305
4.88%, 06/01/2025		2,300	2,590
5.20%, 03/01/2047		10	12
5.50%, 02/15/2049		80	94
ONEOK Partners LP, 4.90%, 03/15/2025		80	89
ONEOK, Inc.,
2.20%, 09/15/2025		1,000	1,019
2.75%, 09/01/2024		10	11

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
3.40%, 09/01/2029		60	61
4.45%, 09/01/2049		2,422	2,380
7.15%, 01/15/2051		20	26
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	65
5.15%, 06/01/2042		1,600	1,615
Sabine Pass Liquefaction LLC,
4.20%, 03/15/2028		71	78
4.50%, 05/15/2030		40	45
5.88%, 06/30/2026		70	82
Sunoco Logistics Partners Operations LP,
5.35%, 05/15/2045		10	10
5.40%, 10/01/2047		52	56
TransCanada PipeLines Ltd., (Canada), 6.20%, 10/15/2037		10	13
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	84
4.00%, 03/15/2028		20	22
Valero Energy Partners LP, 4.38%, 12/15/2026		1,736	1,945
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	400	458
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	2,013
4.50%, 11/15/2023		80	87
5.10%, 09/15/2045		74	85

			32,345

Total Energy			68,860

Financial — 7.0%
Banks — 4.7%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.60%, 01/15/2027	EUR	1,600	1,907
Reg. S, 0.88%, 01/14/2026	EUR	100	124
Reg. S, 1.25%, 01/10/2033	EUR	100	132
Reg. S, 1.45%, 04/12/2038	EUR	100	138
Reg. S, 1.50%, 09/30/2030	EUR	100	134
Reg. S, 3.50%, 09/21/2022	EUR	200	249
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	119
Aktia Bank OYJ, (Finland), Reg. S, 0.38%, 05/30/2023	EUR	100	120
AMCO—Asset Management Co. SpA, (Italy), Reg. S, 1.38%, 01/27/2025	EUR	100	122
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.13%, 09/22/2023	EUR	100	119
Argenta Spaarbank NV, (Belgium), Reg. S, 0.01%, 02/11/2031	EUR	100	117
ASB Finance Ltd., (New Zealand), Reg. S, 0.63%, 10/18/2024	EUR	100	121
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 0.25%, 11/29/2022	EUR	100	119
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	1,525	1,784
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	4,293
Reg. S, 2.00%, 01/29/2024	EUR	100	125
Series 16, Reg. S, 2.88%, 07/16/2024	EUR	100	129
Banco Bilbao Vizcaya Argentaria SA, (Spain),
0.88%, 09/18/2023		200	200
Reg. S, 0.88%, 11/22/2026	EUR	100	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Banco BPM SpA, (Italy), Reg. S, 0.75%, 03/31/2022	EUR	200	237
Banco Comercial Portugues SA, (Portugal), Reg. S, 0.75%, 05/31/2022	EUR	100	119
Banco de Sabadell SA, (Spain),
Reg. S, 0.88%, 03/05/2023	EUR	1,300	1,548
Reg. S, 1.00%, 04/26/2027	EUR	100	126
Reg. S, 1.63%, 03/07/2024	EUR	1,200	1,465
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 0.88%, 09/12/2024	EUR	100	122
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	234
Reg. S, 0.20%, 02/11/2028	EUR	1,000	1,159
Reg. S, 0.75%, 09/09/2022	EUR	100	119
Reg. S, 1.00%, 04/07/2025	EUR	200	247
Reg. S, 1.38%, 01/05/2026	EUR	100	123
Reg. S, 1.63%, 10/22/2030	EUR	1,000	1,195
Reg. S, 1.75%, 02/17/2027	GBP	500	690
1.85%, 03/25/2026		200	199
3.49%, 05/28/2030		2,000	2,081
3.80%, 02/23/2028		200	216
3.85%, 04/12/2023		200	212
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	2,300	2,770
(United States SOFR + 0.74%), 0.81%, 10/24/2024 (aa)		240	241
(United States SOFR + 0.91%), 0.98%, 09/25/2025 (aa)		30	30
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.38%, 05/09/2030 (aa)	EUR	1,150	1,430
(United States SOFR + 1.13%), 2.46%, 10/22/2025 (aa)		20	21
(United States SOFR + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	3,267
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,870	1,747
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)		250	256
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		250	260
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		10	11
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)		25	26
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa)		350	375
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/2025 (aa)		25	27
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		25	26
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		120	128
4.00%, 01/22/2025		4,200	4,589
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 04/23/2040 (aa)		170	188
(United States SOFR + 3.41%), 4.08%, 03/20/2051 (aa)		185	206
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/2050 (aa)		115	132
4.88%, 04/01/2044		50	61
Reg. S, 7.00%, 07/31/2028	GBP	350	664
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	1,001
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		150	152
Bank of Montreal, (Canada),
Reg. S, 0.10%, 10/20/2023	EUR	100	119
1.85%, 05/01/2025		120	123
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	119
Reg. S, 0.25%, 09/28/2022	EUR	100	118

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.38%, 10/23/2023	EUR	100	120
1.05%, 03/02/2026		120	118
Bankinter SA, (Spain), Reg. S, 0.88%, 08/03/2022	EUR	100	119
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.50%, 11/16/2022	EUR	1,200	1,426
0.65%, 02/27/2024 (e)		1,300	1,296
Reg. S, 0.75%, 06/15/2023	EUR	100	120
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,506
Barclays Bank plc, (United Kingdom), 5.75%, 09/14/2026	GBP	90	150
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 0.80%), 1.01%, 12/10/2024 (aa)		200	200
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 02/07/2028 (aa)	EUR	1,700	2,045
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		1,200	1,256
Reg. S, 3.25%, 02/12/2027	GBP	600	894
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	425	628
4.34%, 01/10/2028		1,800	1,996
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/2023 (aa)		900	930
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	109
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria), Reg. S, 0.01%, 01/21/2028	EUR	100	119
Bayerische Landesbank, (Germany), Reg. S, 0.25%, 01/14/2025	EUR	100	120
Belfius Bank SA, (Belgium), Reg. S, 0.13%, 01/28/2030	EUR	100	119
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	100	119
Reg. S, 0.01%, 01/27/2031	EUR	100	117
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	121
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.50%, 09/01/2028 (aa)	EUR	1,100	1,285
Reg. S, 1.13%, 01/15/2023	EUR	2,430	2,924
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	800	944
Reg. S, 1.38%, 05/28/2029	EUR	100	125
Reg. S, 1.63%, 07/02/2031	EUR	1,600	1,957
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		1,100	1,081
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		3,000	3,075
Reg. S, (EUR Swap Rate 5 Year + 1.85%), 2.38%, 11/20/2030 (aa)	EUR	800	1,007
Reg. S, 2.88%, 10/01/2026	EUR	100	131
Reg. S, 3.38%, 01/23/2026	GBP	600	905
BNZ International Funding Ltd., (New Zealand), Reg. S, 0.38%, 09/14/2024	EUR	1,450	1,731
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	2,600	3,078
Reg. S, 0.50%, 02/24/2027	EUR	1,300	1,535
Reg. S, 0.88%, 01/31/2024	EUR	1,200	1,443
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		1,145	1,142
4.63%, 07/11/2024 (e)		1,800	1,985
BPER Banca, (Italy), Reg. S, 0.88%, 01/22/2022	EUR	100	118
Caisse Centrale du Credit Immobilier de France SA, (France),
Reg. S, 0.00%, 01/17/2024	EUR	200	237
Reg. S, 0.13%, 10/26/2022	EUR	400	473
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, (Portugal),
Reg. S, 0.13%, 11/14/2024	EUR	100	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.88%, 10/17/2022	EUR	4,200	5,011
CaixaBank SA, (Spain),
Reg. S, 1.00%, 09/25/2025	EUR	300	372
Reg. S, 1.25%, 01/11/2027	EUR	200	254
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.04%, 07/09/2027	EUR	100	119
Reg. S, 0.10%, 10/24/2023	CHF	50	54
3.10%, 04/02/2024		25	26
Cie de Financement Foncier SA, (France),
Reg. S, 0.23%, 09/14/2026	EUR	100	121
Reg. S, 0.25%, 03/16/2022	EUR	200	236
Reg. S, 0.25%, 04/11/2023	EUR	100	119
Reg. S, 0.50%, 09/04/2024	EUR	100	121
Reg. S, 0.75%, 05/29/2026	EUR	100	124
Reg. S, 3.88%, 04/25/2055	EUR	45	98
Citigroup, Inc.,
(United States SOFR + 0.69%), 0.78%, 10/30/2024 (aa)		330	330
(United States SOFR + 0.77%), 1.12%, 01/28/2027 (aa)		130	127
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	3,500	4,324
Reg. S, 1.50%, 10/26/2028	EUR	2,550	3,221
Reg. S, 1.63%, 03/21/2028	EUR	100	126
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)		25	25
1.75%, 01/28/2025	EUR	1,650	2,060
(United States SOFR + 0.87%), 2.31%, 11/04/2022 (aa)		150	152
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,595
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		155	166
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)		190	194
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		65	69
3.38%, 03/01/2023		150	158
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 04/24/2048 (aa)		60	70
4.40%, 06/10/2025		3,500	3,889
(United States SOFR + 3.91%), 4.41%, 03/31/2031 (aa)		75	85
4.65%, 07/23/2048		215	263
4.75%, 05/18/2046		50	59
Clydesdale Bank plc, (United Kingdom), Reg. S, 4.63%, 06/08/2026	GBP	100	164
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	118
Reg. S, 0.50%, 06/09/2026	EUR	100	122
Reg. S, 2.00%, 11/27/2023	EUR	100	125
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.88%, 02/19/2029	EUR	100	125
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,425	1,750
Reg. S, 3.00%, 05/03/2022	EUR	100	122
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 07/02/2030	EUR	100	117
Reg. S, 0.01%, 11/27/2040	EUR	100	108
Reg. S, 0.63%, 04/26/2026	EUR	100	123
Reg. S, 0.88%, 02/08/2028	EUR	100	126
Reg. S, 1.25%, 03/23/2026	EUR	775	969
Reg. S, 1.38%, 02/03/2027	EUR	25	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 2.38%, 05/22/2023	EUR	30	37
Reg. S, 4.13%, 09/14/2022	EUR	1,950	2,425
4.38%, 08/04/2025		250	277
Reg. S, 5.25%, 05/23/2041	GBP	50	106
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	115
Reg. S, 0.25%, 09/30/2024	EUR	100	120
Reg. S, 0.25%, 01/17/2028	EUR	100	120
Credit Agricole SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	3,635
Reg. S, 1.75%, 03/05/2029	EUR	100	128
Reg. S, 2.38%, 05/20/2024	EUR	100	127
3.75%, 04/24/2023 (e)		2,200	2,338
Credit Suisse AG, (Switzerland), 0.50%, 02/02/2024		250	247
Credit Suisse Group AG, (Switzerland),
Reg. S, 0.65%, 09/10/2029	EUR	775	896
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,687
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)		3,850	3,992
(United States SOFR + 3.73%), 4.19%, 04/01/2031 (e) (aa)		2,000	2,174
Danske Bank A/S, (Denmark),
Reg. S, 0.25%, 11/28/2022	EUR	425	502
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.50%, 08/27/2025 (aa)	EUR	425	503
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		3,350	3,368
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	2,000	2,819
Reg. S, 3.75%, 06/23/2022	EUR	50	62
Danske Hypotek AB, (Sweden),
Series 2212, Reg. S, 1.00%, 12/21/2022	SEK	2,000	233
Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	237
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	127
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	118
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	89
Reg. S, 0.25%, 03/08/2024	EUR	100	120
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	400	476
Reg. S, 1.13%, 08/30/2023	EUR	775	935
Reg. S, 1.13%, 03/17/2025	EUR	400	483
1.69%, 03/19/2026		150	150
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		1,120	1,122
(United States SOFR + 2.16%), 2.22%, 09/18/2024 (aa)		585	600
3.95%, 02/27/2023		2,700	2,852
Deutsche Hypothekenbank AG, (Germany),
Reg. S, 0.13%, 11/23/2023	EUR	100	119
Reg. S, 0.50%, 06/29/2026	EUR	50	61
Deutsche Kreditbank AG, (Germany), Reg. S, 0.01%, 11/07/2029	EUR	50	59
Deutsche Pfandbriefbank AG, (Germany), Reg. S, 0.63%, 08/30/2027	EUR	100	124
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 05/29/2024	EUR	300	356
Reg. S, 0.01%, 01/22/2027	EUR	200	237
Reg. S, 0.63%, 01/17/2026	EUR	600	733

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.25%, 11/26/2024	EUR	700	869
Discover Bank, 3.45%, 07/27/2026		1,200	1,298
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 01/21/2031	EUR	100	116
Reg. S, 0.25%, 01/23/2023	EUR	200	238
Reg. S, 0.38%, 11/20/2024	EUR	100	121
Reg. S, 1.88%, 11/21/2022	EUR	100	122
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	119
Reg. S, 0.01%, 10/27/2028	EUR	25	30
Reg. S, 0.63%, 10/27/2023	EUR	200	241
Reg. S, 0.88%, 04/17/2034	EUR	100	127
Eika Boligkreditt A/S, (Norway), Reg. S, 0.38%, 02/26/2025	EUR	100	121
Erste Group Bank AG, (Austria),
Reg. S, 0.25%, 06/26/2024	EUR	100	120
Reg. S, 0.75%, 02/05/2025	EUR	100	122
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	119
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.61%), 0.86%, 02/12/2026 (aa)		55	54
Reg. S, 0.88%, 01/21/2030	EUR	350	417
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		270	264
Reg. S, 1.38%, 05/15/2024	EUR	1,650	1,991
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		1,310	1,298
Reg. S, 2.00%, 03/22/2028	EUR	1,000	1,291
2.60%, 02/07/2030		130	132
Reg. S, 3.13%, 07/25/2029	GBP	800	1,215
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		2,500	2,682
3.50%, 04/01/2025		115	125
3.80%, 03/15/2030		3,200	3,522
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)		350	389
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 04/23/2039 (aa)		85	98
4.75%, 10/21/2045		190	233
5.15%, 05/22/2045		116	145
6.75%, 10/01/2037		50	70
6.88%, 01/18/2038	GBP	225	482
Hamburg Commercial Bank AG, (Germany), Reg. S, 0.25%, 04/25/2022	EUR	100	118
Heta Asset Resolution AG, (Austria), Reg. S, 2.38%, 12/13/2022	EUR	800	982
HSBC Bank plc, (United Kingdom), Reg. S, 6.25%, 01/30/2041	GBP	175	366
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	1,000
(SONIA Interest Rate Benchmark + 1.31%), 1.75%, 07/24/2027 (aa)	GBP	800	1,113
(GBP Swap Rate 1 Year + 0.94%), 2.18%, 06/27/2023 (aa)	GBP	425	596
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	1,479
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	333
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/2024 (aa)		200	213
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/2030 (aa)		900	976
Reg. S, 7.00%, 04/07/2038	GBP	300	618
ING Bank NV, (Netherlands),
Reg. S, 0.75%, 02/18/2029	EUR	100	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.88%, 05/22/2023	EUR	100	124
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	118
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	1,500	1,759
Reg. S, 1.13%, 02/14/2025	EUR	1,200	1,465
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	900	1,199
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (w) (aa)		1,265	1,263
Reg. S, 2.00%, 09/20/2028	EUR	300	391
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	300	372
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	EUR	300	370
4.10%, 10/02/2023		200	217
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.63%, 03/23/2023	EUR	100	120
Reg. S, 0.75%, 03/16/2028	EUR	1,000	1,175
Reg. S, 2.13%, 05/26/2025	EUR	2,275	2,862
Reg. S, 3.38%, 01/24/2025	EUR	100	134
Series XR, 3.25%, 09/23/2024 (e)		2,900	3,089
Investitionsbank Berlin, (Germany), Series 208, 0.05%, 03/02/2035	EUR	100	113
KBC Bank NV, (Belgium), Reg. S, 0.38%, 09/01/2022	EUR	100	119
Kookmin Bank, (South Korea), Reg. S, 0.05%, 07/15/2025	EUR	100	118
Kreditanstalt fuer Wiederaufbau, (Germany),
0.00%, 04/28/2022	EUR	390	461
Reg. S, 0.00%, 06/30/2023	EUR	880	1,047
Reg. S, 0.00%, 02/18/2025	EUR	120	144
Reg. S, 0.00%, 03/31/2027	EUR	500	599
Reg. S, 0.00%, 09/17/2030	EUR	150	178
Reg. S, 0.01%, 05/05/2027	EUR	520	623
Reg. S, 0.05%, 09/29/2034	EUR	280	322
0.13%, 06/07/2023	EUR	850	1,013
0.25%, 09/15/2025	EUR	1,100	1,333
0.38%, 07/18/2025		200	196
Reg. S, 0.38%, 04/23/2030	EUR	360	442
Reg. S, 0.50%, 09/28/2026	EUR	520	641
0.50%, 09/15/2027	EUR	500	618
Reg. S, 0.88%, 07/04/2039	EUR	40	51
Reg. S, 1.00%, 12/15/2022	GBP	1,650	2,307
Reg. S, 1.13%, 06/15/2037	EUR	340	450
Reg. S, 1.38%, 12/15/2025	GBP	225	322
Reg. S, 1.38%, 07/31/2035	EUR	202	275
2.00%, 05/02/2025		195	205
2.13%, 08/15/2023	EUR	1,100	1,375
2.38%, 12/29/2022		275	285
4.70%, 06/02/2037	CAD	100	98
Reg. S, 4.88%, 03/15/2037	GBP	425	879
6.00%, 12/07/2028	GBP	500	949
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	125
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	236
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 2.75%, 11/19/2027 (aa)	EUR	2,000	2,446

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.38%, 02/18/2027	EUR	200	236
Reg. S, 0.50%, 08/04/2022	EUR	100	119
Reg. S, 0.88%, 09/15/2025	EUR	100	124
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	119
Landesbank Hessen-Thueringen Girozentrale, (Germany), Reg. S, 0.63%, 01/12/2027	EUR	200	247
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 11/27/2029	EUR	270	320
Reg. S, 0.05%, 06/12/2023	EUR	270	321
Reg. S, 0.25%, 08/29/2025	EUR	300	363
Reg. S, 0.38%, 02/14/2028	EUR	140	172
Reg. S, 0.63%, 02/20/2030	EUR	140	175
Lansforsakringar Hypotek AB, (Sweden),
Series 515, Reg. S, 2.25%, 09/21/2022	SEK	700	83
Series 516, Reg. S, 1.25%, 09/20/2023	SEK	1,000	118
Series 517, Reg. S, 1.50%, 09/18/2024	SEK	600	72
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	400	48
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	500	59
Liberbank SA, (Spain), Reg. S, 0.25%, 09/25/2029	EUR	100	119
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	119
Reg. S, 0.25%, 03/25/2024	EUR	100	120
Reg. S, 4.88%, 03/30/2027	GBP	100	170
Reg. S, 7.63%, 04/22/2025	GBP	600	1,030
Lloyds Banking Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.50%, 11/12/2025 (aa)	EUR	2,400	2,849
(CMT Index 1 Year + 0.55%), 0.70%, 05/11/2024 (aa)		200	200
3.90%, 03/12/2024		2,500	2,712
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	498
Reg. S, 1.13%, 07/15/2025	EUR	975	1,184
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	126
Mitsubishi UFJ Financial Group, Inc., (Japan), 3.76%, 07/26/2023		2,950	3,158
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/2026 (aa)		3,000	3,084
(United States SOFR + 1.24%), 2.84%, 07/16/2025 (aa)		200	211
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.72%), 0.50%, 02/07/2031 (aa)	EUR	2,000	2,308
(ICE LIBOR EUR 3 Month + 0.75%), 0.64%, 07/26/2024 (aa)	EUR	1,675	1,996
(ICE LIBOR EUR 3 Month + 0.83%), 1.34%, 10/23/2026 (aa)	EUR	100	123
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		215	200
1.88%, 04/27/2027	EUR	1,300	1,665
(United States SOFR + 1.02%), 1.93%, 04/28/2032 (aa)		1,350	1,267
2.63%, 03/09/2027	GBP	725	1,066
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		3,900	3,966
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		185	168
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)		270	301
4.10%, 05/22/2023		2,700	2,887
4.30%, 01/27/2045		120	140
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 04/22/2039 (aa)		10	12
4.88%, 11/01/2022		90	96

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
5.00%, 11/24/2025		140	161
(United States SOFR + 4.84%), 5.60%, 03/24/2051 (aa)		215	299
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	54
Reg. S, 1.50%, 06/25/2024	EUR	100	125
Reg. S, 2.50%, 07/04/2028	EUR	100	140
National Australia Bank Ltd., (Australia),
Reg. S, 0.25%, 03/28/2022	EUR	100	118
Reg. S, 0.75%, 01/30/2026	EUR	100	123
National Bank of Canada, (Canada), Reg. S, 0.75%, 03/13/2025	EUR	100	122
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	117
Natwest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 1.75%, 03/02/2026 (aa)	EUR	1,200	1,485
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	123
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		2,000	2,063
Reg. S, (UK Gilts 5 Year + 3.55%), 3.62%, 08/14/2030 (aa)	GBP	600	881
NIBC Bank NV, (Netherlands), Reg. S, 0.63%, 06/01/2026	EUR	100	122
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	118
Norddeutsche Landesbank-Girozentrale, (Germany), Reg. S, 0.25%, 10/28/2026	EUR	20	24
Nordea Bank Abp, (Finland),
Reg. S, 0.88%, 06/26/2023	EUR	425	510
3.75%, 08/30/2023 (e)		1,900	2,044
Nordea Hypotek AB, (Sweden),
Series 5533, Reg. S, 1.25%, 09/20/2023	SEK	1,700	201
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	1,500	177
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	1,800	213
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	500	57
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	120
Reg. S, 0.63%, 10/19/2022	EUR	200	239
NRW Bank, (Germany),
Reg. S, 0.10%, 07/09/2035	EUR	100	114
Reg. S, 0.25%, 03/10/2025	EUR	120	144
Reg. S, 0.50%, 05/26/2025	EUR	320	390
Reg. S, 0.75%, 06/30/2028	EUR	260	325
1.20%, 03/28/2039	EUR	100	131
1.25%, 05/13/2049	EUR	87	119
Nykredit Realkredit A/S, (Denmark),
Series 01E, Reg. S, 1.00%, 10/01/2053	DKK	42,112	6,423
Series 13H, Reg. S, 1.00%, 01/01/2022	DKK	800	127
Series 13HH, Reg. S, 1.00%, 07/01/2024	DKK	200	33
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	100	17
Series 13H, 2.00%, 01/01/2025	DKK	100	17
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	500	87
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	179
Reg. S, 0.25%, 09/26/2024	EUR	300	360
OP Mortgage Bank, (Finland),
Reg. S, 0.25%, 03/13/2024	EUR	100	120

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.63%, 02/15/2029	EUR	100	124
Reg. S, 1.00%, 11/28/2024	EUR	150	186
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	700	741
Series 642, Reg. S, 0.00%, 02/14/2022	CHF	175	186
Series 670, Reg. S, 0.00%, 07/29/2024	CHF	100	108
Series 675, Reg. S, 0.00%, 06/15/2027	CHF	50	54
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	125	123
Series 680, Reg. S, 0.00%, 03/30/2026	CHF	50	54
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	50	54
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	214
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	50	49
Series 696, Reg. S, 0.13%, 11/19/2032	CHF	100	106
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	50	50
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 472, Reg. S, 0.00%, 07/25/2023	CHF	150	161
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	900	968
Series 485, Reg. S, 0.00%, 10/02/2026	CHF	300	323
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	53
Series 526, Reg. S, 0.00%, 07/19/2030	CHF	75	79
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50	53
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	125	129
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 10/01/2026	EUR	100	118
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 0.63%, 08/28/2026	EUR	100	123
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 0.88%, 07/12/2028	EUR	100	126
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200	255
Royal Bank of Canada, (Canada),
Reg. S, 0.25%, 01/29/2024	EUR	100	120
Reg. S, 0.25%, 05/02/2024	EUR	700	830
Reg. S, 0.63%, 09/10/2025	EUR	100	122
0.88%, 01/20/2026		130	128
1.15%, 06/10/2025		260	259
2.25%, 11/01/2024		25	26
Santander Consumer Bank A/S, (Norway),
Reg. S, 0.13%, 02/25/2025	EUR	2,700	3,172
Reg. S, 0.75%, 03/01/2023	EUR	2,000	2,388
Santander Holdings USA, Inc., 3.45%, 06/02/2025		50	54
Santander UK Group Holdings plc, (United Kingdom), 3.57%, 01/10/2023		200	204
Santander UK plc, (United Kingdom),
Reg. S, 1.25%, 09/18/2024	EUR	100	124
Reg. S, 5.75%, 03/02/2026	GBP	100	171
Series 61, Reg. S, 0.25%, 04/21/2022	EUR	100	118
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	775	917
Reg. S, 0.25%, 05/19/2023	EUR	325	385
Reg. S, 0.63%, 01/30/2023	EUR	100	120
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 1.38%, 10/31/2028 (aa)	EUR	425	511
Series 576, Reg. S, 1.00%, 12/20/2023	SEK	2,000	235
Series 578, Reg. S, 4.25%, 12/01/2023	SEK	500	64

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 579, Reg. S, 1.00%, 12/18/2024	SEK	2,000	236
Societe Generale SA, (France),
Reg. S, 0.75%, 01/25/2027	EUR	2,200	2,609
Reg. S, 1.13%, 01/23/2025	EUR	100	121
Reg. S, (EUR Swap Rate 5 Year + 1.60%), 1.13%, 06/30/2031 (w) (aa)	EUR	3,300	3,846
2.63%, 01/22/2025 (e)		2,100	2,176
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	119
Reg. S, 0.38%, 06/26/2024	EUR	100	120
Reg. S, 1.00%, 01/30/2029	EUR	100	127
Sparebank 1 Oestlandet, (Norway), Reg. S, 0.25%, 09/30/2024	EUR	600	713
SpareBank 1 SR-Bank ASA, (Norway), Reg. S, 0.63%, 03/25/2024	EUR	700	839
SR-Boligkreditt A/S, (Norway), Reg. S, 0.75%, 10/17/2025	EUR	100	123
Stadshypotek AB, (Sweden),
Reg. S, 0.13%, 10/05/2026	EUR	130	156
Reg. S, 0.38%, 02/22/2023	EUR	100	119
Series 1587, Reg. S, 1.50%, 06/01/2023	SEK	2,000	236
Series 1588, Reg. S, 1.50%, 03/01/2024	SEK	2,000	239
Series 1589, Reg. S, 1.50%, 12/03/2024	SEK	2,000	240
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	1,000	126
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		1,800	1,871
Sumitomo Mitsui Banking Corp., (Japan),
Reg. S, 0.41%, 11/07/2029	EUR	4,100	4,906
Reg. S, 0.55%, 11/06/2023	EUR	100	120
Sumitomo Mitsui Financial Group, Inc., (Japan),
2.45%, 09/27/2024		200	209
2.70%, 07/16/2024		3,700	3,908
3.75%, 07/19/2023		20	21
3.94%, 10/16/2023		120	130
SVB Financial Group, 1.80%, 02/02/2031		225	207
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.50%, 02/18/2030	EUR	975	1,146
Reg. S, (EUR Swap Rate 5 Year + 0.80%), 1.25%, 03/02/2028 (aa)	EUR	1,675	2,005
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.63%, 10/30/2025	EUR	100	123
Series 144, Reg. S, 1.00%, 06/21/2023	SEK	2,000	234
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	231
Swedbank AB, (Sweden),
Reg. S, 0.75%, 05/05/2025	EUR	700	848
Reg. S, 1.00%, 06/01/2022	EUR	425	506
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	119
Series 191, Reg. S, 1.00%, 06/15/2022	SEK	1,700	197
Series 192, Reg. S, 1.00%, 03/15/2023	SEK	1,000	117
Series 193, Reg. S, 1.00%, 12/20/2023	SEK	500	59
Series 194, Reg. S, 1.00%, 09/18/2024	SEK	1,100	130
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	1,500	177
Tesco Personal Finance Group plc, (United Kingdom), Reg. S, 3.50%, 07/25/2025	GBP	100	145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.25%, 03/26/2024	EUR	100	120
Reg. S, 0.38%, 04/27/2023	EUR	100	119
2.65%, 06/12/2024		50	53
3.25%, 03/11/2024		20	21

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.,
1.20%, 08/05/2025		160	160
3.88%, 03/19/2029		1,400	1,553
UBS Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,388
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	243
Reg. S, 1.75%, 11/16/2022	EUR	1,450	1,755
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)		3,900	4,019
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	59
Reg. S, 0.01%, 03/10/2031	EUR	125	146
Reg. S, 0.25%, 01/15/2032	EUR	50	60
Reg. S, 0.85%, 05/22/2034	EUR	50	63
Reg. S, 0.88%, 01/11/2029	EUR	100	126
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	113
UniCredit SpA, (Italy),
Reg. S, 0.38%, 10/31/2026	EUR	100	120
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)	EUR	1,175	1,397
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.25%, 06/16/2026 (aa)	EUR	475	574
6.57%, 01/14/2022 (e)		700	730
Unione di Banche Italiane SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	121
Reg. S, 1.00%, 01/27/2023	EUR	100	120
Reg. S, 1.50%, 04/10/2024	EUR	2,100	2,568
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	118
US Bancorp, 0.85%, 06/07/2024	EUR	700	845
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	53
Virgin Money UK plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	100	150
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	500	756
Vseobecna Uverova Banka A/S, (Slovakia), Reg. S, 0.25%, 03/26/2024	EUR	100	119
Wells Fargo & Co.,
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 1.74%, 05/04/2030 (aa)	EUR	1,200	1,523
(United States SOFR + 1.09%), 2.41%, 10/30/2025 (aa)		400	418
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		1,975	1,931
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/2027 (aa)		1,590	1,703
3.75%, 01/24/2024		65	70
4.75%, 12/07/2046		95	111
(United States SOFR + 4.50%), 5.01%, 04/04/2051 (aa)		70	90
Westpac Banking Corp., (Australia), Reg. S, 0.38%, 04/02/2026	EUR	100	121
Westpac Securities NZ Ltd., (New Zealand), Reg. S, 0.25%, 04/06/2022	EUR	100	118
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	126

			320,867

Diversified Financial Services — 0.4%
Aareal Bank AG, (Germany),
Series 225, Reg. S, 0.13%, 02/01/2023	EUR	100	119
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	119
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		150	161

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Affiliated Managers Group, Inc.,
3.30%, 06/15/2030		300	311
3.50%, 08/01/2025		20	22
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	170
Air Lease Corp.,
2.63%, 07/01/2022		140	143
3.50%, 01/15/2022		20	21
Ally Financial, Inc.,
1.45%, 10/02/2023		40	40
3.05%, 06/05/2023		40	42
Arkea Home Loans SFH SA, (France), Reg. S, 0.38%, 03/04/2024	EUR	200	240
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	50	100
AXA Bank Europe SCF, (France), Reg. S, 0.50%, 04/18/2025	EUR	200	243
AXA Home Loan SFH SA, (France), Reg. S, 0.13%, 06/25/2035	EUR	100	114
AYT Cedulas Cajas Global FTA, (Spain), Series 3, 3.75%, 12/14/2022	EUR	100	126
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	137
BPCE SFH SA, (France),
Reg. S, 0.01%, 05/27/2030	EUR	100	117
Reg. S, 0.01%, 01/29/2036	EUR	100	112
Reg. S, 0.63%, 09/22/2027	EUR	100	124
Reg. S, 0.75%, 09/02/2025	EUR	100	123
Reg. S, 2.38%, 11/29/2023	EUR	200	252
Brookfield Finance, Inc., (Canada), 4.00%, 04/01/2024		40	43
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	118
Reg. S, 0.13%, 04/30/2027	EUR	100	120
Reg. S, 2.38%, 03/05/2024	CHF	50	57
3.30%, 09/23/2022	EUR	100	124
3.90%, 10/20/2023	EUR	100	131
Capital One Financial Corp.,
0.80%, 06/12/2024	EUR	425	509
1.65%, 06/12/2029	EUR	1,078	1,343
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	137
Clifford Capital Pte Ltd., (Singapore), Reg. S, 3.11%, 08/18/2032		200	200
CME Group, Inc.,
4.15%, 06/15/2048		140	168
5.30%, 09/15/2043		228	307
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.13%, 12/16/2024	EUR	100	120
Reg. S, 0.38%, 09/30/2024	EUR	100	121
Reg. S, 0.50%, 02/19/2026	EUR	100	122
Reg. S, 0.63%, 11/28/2022	EUR	100	119
Reg. S, 0.88%, 08/11/2028	EUR	200	252
Reg. S, 0.88%, 05/06/2034	EUR	100	127
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100	125
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 1.00%, 01/30/2029	EUR	100	127
Reg. S, 4.13%, 01/19/2024	EUR	100	133
Credit Suisse Schweiz AG, (Switzerland), Reg. S, 0.00%, 10/31/2030	CHF	25	26

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Danmarks Skibskredit A/S, (Denmark), Reg. S, 0.13%, 03/20/2025	EUR	100	118
DLR Kredit A/S, (Denmark), Series B, Reg. S, 1.00%, 10/01/2022	DKK	300	48
FCA Bank SpA, (Italy), Reg. S, 0.25%, 02/28/2023	EUR	3,000	3,535
GE Capital International Funding Co.Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	229
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	550	1,023
Harbour Funding plc, (United Kingdom), Reg. S, 5.28%, 03/31/2034	GBP	25	45
Hypo Tirol Bank AG, (Austria), Reg. S, 0.01%, 03/11/2031	EUR	100	116
Intercontinental Exchange, Inc.,
3.00%, 09/15/2060		90	80
3.75%, 12/01/2025		25	27
4.25%, 09/21/2048		110	122
Jefferies Group LLC, 2.75%, 10/15/2032		1,420	1,387
Jyske Realkredit A/S, (Denmark),
Reg. S, 0.25%, 07/01/2023	EUR	100	119
Series 32lE, Reg. S, 1.00%, 04/01/2023	DKK	200	32
Series CCE, Reg. S, 0.01%, 10/01/2027	EUR	100	119
Series CCE, Reg. S, 1.00%, 10/01/2024	DKK	100	17
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 0.50%, 01/30/2026	EUR	100	122
Reg. S, 2.38%, 01/15/2024	EUR	100	127
London Stock Exchange Group plc, (United Kingdom), Reg. S, 1.75%, 12/06/2027	EUR	1,000	1,287
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	1,025	1,357
2.95%, 03/15/2051		100	98
3.65%, 06/01/2049		140	152
3.85%, 03/26/2050		90	102
Nasdaq, Inc.,
0.88%, 02/13/2030	EUR	1,950	2,317
1.75%, 05/19/2023	EUR	1,025	1,243
4.25%, 06/01/2024		60	66
Nomura Holdings, Inc., (Japan), 2.65%, 01/16/2025		2,200	2,275
Nordea Kredit Realkreditaktieselskab, (Denmark),
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200	33
Series CT2, Reg. S, 1.00%, 10/01/2022	DKK	400	64
Private Export Funding Corp., 0.55%, 07/30/2024 (e)		300	300
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100	165
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	192	279
Reg. S, 2.00%, 01/23/2029	GBP	700	1,021
Realkredit Danmark A/S, (Denmark), Series 22S, Reg. S, 0.00%, 10/01/2040	DKK	49	7
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 01/20/2023	EUR	100	119
Reg. S, 0.50%, 06/02/2025	EUR	100	122
Reg. S, 0.50%, 01/28/2026	EUR	100	122
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	44	76
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	50	93
Visa, Inc., 2.70%, 04/15/2040		190	186

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	447
Western Union Co. (The), 1.35%, 03/15/2026		1,900	1,851

			28,413

Insurance — 0.8%
Aflac, Inc., 4.75%, 01/15/2049		190	235
Ageas SA, (Belgium), Reg. S, (ICE LIBOR EUR 3 Month + 3.10%), 1.88%, 11/24/2051 (aa)	EUR	400	464
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,400	3,087
American International Group, Inc., 3.40%, 06/30/2030		3,080	3,272
Aon Corp., 2.80%, 05/15/2030		50	51
Aon plc, (Ireland), 4.60%, 06/14/2044		10	12
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	129
Assicurazioni Generali SpA, (Italy),
Reg. S, 3.88%, 01/29/2029	EUR	500	688
Reg. S, 4.13%, 05/04/2026	EUR	100	138
Athene Global Funding, 2.50%, 01/14/2025 (e)		20	21
Aviva plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	425	639
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	230	384
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.40%), 1.38%, 10/07/2041 (aa) (bb)	EUR	1,775	2,057
Reg. S, (ICE LIBOR GBP 3 Month + 2.75%), 6.69%, 07/06/2026 (x) (aa)	GBP	375	629
Berkshire Hathaway Finance Corp.,
2.38%, 06/19/2039	GBP	425	616
4.20%, 08/15/2048		130	149
4.25%, 01/15/2049		10	12
Berkshire Hathaway, Inc., 0.00%, 03/12/2025	EUR	1,000	1,174
BNP Paribas Cardif SA, (France), Reg. S, 1.00%, 11/29/2024	EUR	1,000	1,202
Brown & Brown, Inc., 4.20%, 09/15/2024		65	71
Chubb INA Holdings, Inc., 1.55%, 03/15/2028	EUR	2,000	2,515
CNA Financial Corp., 2.05%, 08/15/2030		2,500	2,374
CNP Assurances, (France), Reg. S, 0.38%, 03/08/2028	EUR	400	460
Credit Agricole Assurances SA, (France),
Reg. S, 2.00%, 07/17/2030	EUR	1,200	1,472
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	134
Enstar Group Ltd., (Bermuda), 4.95%, 06/01/2029		90	101
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		745	716
Fairfax Financial Holdings Ltd., (Canada), 4.63%, 04/29/2030		317	346
Helvetia Europe SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.95%), 2.75%, 09/30/2041 (aa)	EUR	1,500	1,902
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	225	440
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	425	651
Reg. S, (UK Gilts 5 Year + 4.58%), 5.38%, 10/27/2045 (aa)	GBP	300	474
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	2,458
Liberty Mutual Group, Inc., 3.95%, 10/15/2050 (e)		830	854
Loews Corp., 3.20%, 05/15/2030		10	11
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	425	672
Markel Corp.,

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
3.50%, 11/01/2027		5	6
4.15%, 09/17/2050		1,000	1,096
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	3,150	4,135
4.20%, 03/01/2048		190	219
4.75%, 03/15/2039		99	122
4.90%, 03/15/2049		45	57
MetLife, Inc., 4.05%, 03/01/2045		75	85
Metropolitan Life Global Funding I,
Reg. S, 0.38%, 04/09/2024	EUR	1,125	1,340
Reg. S, 0.55%, 06/16/2027	EUR	775	934
Reg. S, 1.63%, 09/21/2029	GBP	1,125	1,560
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,807
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,843
Phoenix Group Holdings plc, (United Kingdom),
Reg. S, 5.63%, 04/28/2031	GBP	1,400	2,277
Reg. S, 6.63%, 12/18/2025	GBP	425	701
Principal Financial Group, Inc., 3.10%, 11/15/2026		1,400	1,510
Progressive Corp. (The),
4.13%, 04/15/2047		190	218
4.20%, 03/15/2048		70	81
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027		60	65
Sampo OYJ, (Finland),
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 2.50%, 09/03/2052 (aa)	EUR	525	652
Reg. S, (ICE LIBOR EUR 3 Month + 4.05%), 3.38%, 05/23/2049 (aa)	EUR	675	906
Storebrand Livsforsikring A/S, (Norway), Reg. S, (ICE LIBOR EUR 6 Month + 2.95%), 1.88%, 09/30/2051 (aa)	EUR	1,000	1,155
Unum Group, 4.00%, 06/15/2029		1,700	1,840
W R Berkley Corp., 4.00%, 05/12/2050		700	742
Willis North America, Inc.,
2.95%, 09/15/2029		50	51
3.60%, 05/15/2024		100	108
XLIT Ltd., (Cayman Islands), (ICE LIBOR EUR 3 Month + 2.90%), 3.25%, 06/29/2047 (aa)	EUR	1,300	1,712

			55,832

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		230	224
3.25%, 07/15/2025		90	93
3.50%, 02/10/2023		92	96
3.88%, 01/15/2026		87	91
4.25%, 03/01/2025		165	177
EXOR NV, (Netherlands),
Reg. S, 0.88%, 01/19/2031	EUR	450	527
Reg. S, 1.75%, 01/18/2028	EUR	500	636
Reg. S, 2.13%, 12/02/2022	EUR	225	273
FS KKR Capital Corp., 3.40%, 01/15/2026		240	238
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026		345	349

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	472
Reg. S, 1.50%, 09/12/2030	EUR	700	911
Owl Rock Capital Corp., 3.40%, 07/15/2026		25	25

			4,112

Private Equity — 0.1%
3i Group plc, (United Kingdom), Reg. S, 5.75%, 12/03/2032	GBP	350	640
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 0.50%, 09/12/2023	EUR	2,200	2,602
Reg. S, 2.00%, 02/15/2024	EUR	500	612

			3,854

Real Estate — 0.3%
Annington Funding plc, (United Kingdom), Reg. S, 1.65%, 07/12/2024	EUR	2,000	2,454
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	87
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, (Luxembourg), Reg. S, 0.50%, 01/27/2028	EUR	775	898
Citycon Treasury BV, (Netherlands), Reg. S, 2.50%, 10/01/2024	EUR	1,575	1,941
Clarion Funding plc, (United Kingdom), Reg. S, 2.63%, 01/18/2029	GBP	100	149
Fastighets AB Balder, (Sweden), Reg. S, 1.88%, 01/23/2026	EUR	1,000	1,239
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,448
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	425	607
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,789
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,479

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	567
Reg. S, 2.63%, 02/28/2028	GBP	625	925
Reg. S, 2.75%, 07/20/2057	GBP	225	334
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	33	51
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 4.13%, 02/01/2029 (e)		900	991
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	425	694
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 1.00%, 08/12/2027	EUR	1,575	1,851
Reg. S, 1.75%, 01/14/2025	EUR	850	1,043
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	84	169
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	38	62
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	300	360
Reg. S, 0.88%, 07/03/2023	EUR	100	120
Reg. S, 1.63%, 04/07/2024	EUR	500	614

			19,872

REITS — 0.6%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033		40	36
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	200	233
American Campus Communities Operating Partnership LP, 3.30%, 07/15/2026		20	21
American Tower Corp.,
1.00%, 01/15/2032	EUR	3,000	3,521
1.30%, 09/15/2025		60	60
1.38%, 04/04/2025	EUR	1,050	1,285
3.38%, 05/15/2024		25	27
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		375	404
4.13%, 06/15/2026		2,300	2,538
4.13%, 05/15/2029		875	944
Camden Property Trust, 3.35%, 11/01/2049		10	10
Crown Castle International Corp., 1.35%, 07/15/2025		100	100
Digital Realty Trust LP, 4.75%, 10/01/2025		50	57
Digital Stout Holding LLC, Reg. S, 3.75%, 10/17/2030	GBP	550	860
Equinix, Inc.,
1.00%, 03/15/2033	EUR	1,000	1,161
2.63%, 11/18/2024		120	126
ERP Operating LP, 2.85%, 11/01/2026		50	53
GLP Capital LP / GLP Financing II, Inc.,
3.35%, 09/01/2024		20	21
4.00%, 01/15/2030		5	5
4.00%, 01/15/2031		229	237
5.30%, 01/15/2029		135	151
5.38%, 11/01/2023		30	33
5.75%, 06/01/2028		60	69
Healthpeak Properties, Inc., 3.00%, 01/15/2030		1,400	1,443
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/2029		64	63
Kimco Realty Corp., 2.70%, 10/01/2030		1,900	1,889
Life Storage LP, 3.88%, 12/15/2027		50	55

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
LifeStorage LP, 3.50%, 07/01/2026		205	223
Omega Healthcare Investors, Inc.,
3.25%, 04/15/2033		200	192
4.50%, 04/01/2027		36	39
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	1,425	1,667
Prologis LP,
2.25%, 06/30/2029	GBP	600	871
3.25%, 10/01/2026		50	55
Public Storage,
3.09%, 09/15/2027		220	238
3.39%, 05/01/2029		145	158
Realty Income Corp.,
1.63%, 12/15/2030	GBP	100	135
3.00%, 01/15/2027		2,000	2,122
3.88%, 07/15/2024		100	109
3.88%, 04/15/2025		100	110
Simon International Finance SCA, (Luxembourg),
Reg. S, 1.13%, 03/19/2033	EUR	1,000	1,178
Reg. S, 1.25%, 05/13/2025	EUR	425	522
Simon Property Group LP, 3.50%, 09/01/2025		80	87
Unibail-Rodamco-Westfield SE, (France), Reg. S, 1.38%, 12/04/2031	EUR	800	934
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,576
VEREIT Operating Partnership LP,
2.85%, 12/15/2032		800	774
3.10%, 12/15/2029		800	817
Welltower, Inc.,
2.75%, 01/15/2031		50	50
3.10%, 01/15/2030		1,500	1,541
4.50%, 01/15/2024		3,500	3,825
4.80%, 11/20/2028	GBP	850	1,376
Weyerhaeuser Co.,
4.00%, 11/15/2029		65	72
4.00%, 04/15/2030		1,693	1,870
WP Carey, Inc., 2.25%, 04/01/2033		1,000	928
WPC Eurobond BV, (Netherlands),
0.95%, 06/01/2030	EUR	1,800	2,085
1.35%, 04/15/2028	EUR	425	515

			40,471

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	123
Reg. S, 5.63%, 01/28/2026	GBP	100	170
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 10/13/2027	EUR	100	118

			411

Total Financial			473,832

Government — 1.7%
Multi - National — 1.0%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	1,112
0.88%, 05/24/2028	EUR	200	251

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi - National — continued
1.63%, 09/16/2022		65	67
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	1,850	2,177
1.63%, 01/24/2023		130	133
1.75%, 09/13/2022		270	276
2.63%, 01/30/2024		258	274
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.38%, 10/27/2022	EUR	725	863
Reg. S, 0.38%, 03/27/2025	EUR	175	212
Reg. S, 0.63%, 01/30/2029	EUR	800	1,001
Reg. S, 0.75%, 06/09/2025	EUR	50	62
Erste Abwicklungsanstalt, (Germany), Reg. S, 0.01%, 11/03/2023	EUR	1,000	1,188
EUROFIMA, (Supranational),
Reg. S, 0.25%, 04/25/2023	EUR	825	982
4.55%, 03/30/2027	CAD	400	365
European Bank for Reconstruction & Development, (Supranational),
0.25%, 07/10/2023		95	95
6.45%, 12/13/2022	IDR	10,000,000	703
European Investment Bank, (Supranational),
0.00%, 10/16/2023	EUR	3,200	3,811
0.00%, 03/15/2024	EUR	300	358
0.00%, 03/25/2025	EUR	10,200	12,221
Reg. S, 0.00%, 03/13/2026	EUR	700	841
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,800
Zero Coupon, 05/28/2037 (e)	CAD	150	77
Reg. S, 0.01%, 11/15/2035	EUR	200	227
0.05%, 01/16/2030	EUR	1,500	1,790
Reg. S, 0.25%, 06/15/2040	EUR	50	57
Reg. S, 0.38%, 04/14/2026	EUR	3,000	3,670
0.63%, 07/25/2025		20	20
Reg. S, 0.88%, 12/15/2023	GBP	1,675	2,347
0.88%, 09/13/2047	EUR	100	128
Reg. S, 1.00%, 04/14/2032	EUR	1,675	2,181
Reg. S, 1.00%, 11/14/2042	EUR	1,475	1,956
Reg. S, 1.13%, 09/15/2036	EUR	2,050	2,710
Reg. S, 1.38%, 03/07/2025	GBP	100	143
1.50%, 10/16/2048	EUR	445	652
Reg. S, 2.25%, 10/14/2022	EUR	4,100	5,023
Reg. S, 2.50%, 10/31/2022	GBP	1,000	1,429
2.50%, 03/15/2023		180	188
2.75%, 09/13/2030	EUR	130	194
Reg. S, 3.00%, 09/28/2022	EUR	4,600	5,690
3.13%, 12/14/2023		250	268
3.25%, 01/29/2024		315	340
Reg. S, 3.63%, 03/14/2042	EUR	25	48
Reg. S, 4.50%, 03/07/2044	GBP	1,100	2,392
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	700
Series 1981, 2.63%, 03/15/2035	EUR	40	62
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	555	1,373
FMS Wertmanagement, (Germany), Reg. S, 1.13%, 03/20/2023	GBP	1,200	1,682

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi - National — continued
Inter-American Development Bank, (Supranational),
1.25%, 12/15/2023	GBP	1,650	2,334
2.13%, 01/15/2025		250	264
2.50%, 01/18/2023		230	239
2.63%, 01/16/2024		130	138
3.00%, 02/21/2024		200	215
7.88%, 03/14/2023	IDR	10,000,000	722
International Finance Corp., (Supranational), 2.88%, 07/31/2023		80	85
North American Development Bank, (Supranational),
Reg. S, 0.20%, 11/28/2028	CHF	200	213
2.40%, 10/26/2022		303	311

			68,660

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 4.00%, 09/12/2033	GBP	500	859
5.00%, 03/31/2035	GBP	200	355

			1,214

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	500	562

Sovereign — 0.7%
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	1,325	1,584
Reg. S, 0.13%, 10/17/2023	EUR	3,500	4,179
Reg. S, 0.40%, 02/17/2025	EUR	1,000	1,215
Reg. S, 0.50%, 01/20/2023	EUR	3,425	4,101
Reg. S, 0.50%, 07/11/2025	EUR	1,000	1,223
Reg. S, 0.63%, 10/16/2026	EUR	100	124
Reg. S, 0.70%, 01/20/2050	EUR	1,300	1,593
Reg. S, 0.88%, 04/10/2035	EUR	1,500	1,919
Reg. S, 1.20%, 02/17/2045	EUR	1,225	1,653
Reg. S, 1.45%, 09/05/2040	EUR	170	237
Reg. S, 1.75%, 07/17/2053	EUR	50	79
Reg. S, 2.25%, 09/05/2022	EUR	3,700	4,521
Reg. S, 2.75%, 12/03/2029	EUR	520	764
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 10/18/2022	EUR	2,000	2,368
Reg. S, 0.00%, 02/10/2023	EUR	100	119
Reg. S, 0.10%, 07/31/2023	EUR	2,000	2,383
Reg. S, 0.50%, 03/02/2026	EUR	400	491
Reg. S, 0.75%, 09/05/2028	EUR	1,450	1,829
Reg. S, 0.88%, 07/18/2042	EUR	20	25
Reg. S, 1.75%, 10/20/2045	EUR	50	75
Reg. S, 1.80%, 11/02/2046	EUR	920	1,419
Reg. S, 1.85%, 12/01/2055	EUR	80	132
Reg. S, 2.13%, 11/20/2023	EUR	700	880
European Union, (Supranational),
Reg. S, 0.00%, 11/04/2025	EUR	698	838
Reg. S, 0.10%, 10/04/2040	EUR	975	1,081
Reg. S, 0.20%, 06/04/2036	EUR	1,000	1,166
Reg. S, 0.30%, 11/04/2050	EUR	1,220	1,354

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Sovereign — continued
Reg. S, 0.50%, 04/04/2025	EUR	1,875	2,291
Reg. S, 0.63%, 11/04/2023	EUR	925	1,120
Reg. S, 0.75%, 04/04/2031	EUR	2,025	2,573
Reg. S, 1.13%, 04/04/2036	EUR	665	881
Reg. S, 3.75%, 04/04/2042	EUR	15	29
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	300	521
Reg. S, 4.50%, 12/07/2038	GBP	110	223
5.10%, 03/07/2051	GBP	50	126
Svensk Exportkredit AB, (Sweden), Zero Coupon, 05/11/2037		224	142

			45,258

Total Government			115,694

Industrial — 1.2%
Aerospace/Defense — 0.1%
Airbus SE, (Netherlands),
Reg. S, 2.00%, 04/07/2028	EUR	100	130
Reg. S, 2.38%, 06/09/2040	EUR	900	1,192
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,261
Boeing Co. (The),
4.51%, 05/01/2023		250	268
4.88%, 05/01/2025		130	145
5.71%, 05/01/2040		2,300	2,809
5.81%, 05/01/2050		105	132
5.93%, 05/01/2060		30	38
Raytheon Technologies Corp.,
3.20%, 03/15/2024		30	32
3.95%, 08/16/2025		140	156
7.20%, 08/15/2027		20	26
Teledyne Technologies, Inc., 2.75%, 04/01/2031		2,400	2,389

			8,578

Building Materials — 0.2%
Buzzi Unicem SpA, (Italy), Reg. S, 2.13%, 04/28/2023	EUR	1,225	1,496
Carrier Global Corp.,
2.24%, 02/15/2025		20	21
2.49%, 02/15/2027		10	10
3.38%, 04/05/2040		130	129
3.58%, 04/05/2050		85	83
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029		31	32
HeidelbergCement Finance Luxembourg SA, (Luxembourg),
Reg. S, 1.13%, 12/01/2027	EUR	25	30
Reg. S, 2.50%, 10/09/2024	EUR	30	38
Imerys SA, (France), Reg. S, 2.00%, 12/10/2024	EUR	600	750
LafargeHolcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 3.00%, 05/12/2032	GBP	425	627
Lennox International, Inc., 1.35%, 08/01/2025		27	27
Martin Marietta Materials, Inc., 4.25%, 07/02/2024		4,540	4,976
Mohawk Capital Finance SA, (Luxembourg), 1.75%, 06/12/2027	EUR	400	500
Owens Corning,
3.88%, 06/01/2030		100	109
3.95%, 08/15/2029		1,000	1,100

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
Vulcan Materials Co.,
3.50%, 06/01/2030		60	65
4.50%, 04/01/2025		10	11
4.70%, 03/01/2048		900	1,055

			11,059

Electrical Components & Equipments — 0.0% (g)
Eaton Capital Unlimited Co., (Ireland), Reg. S, 0.70%, 05/14/2025	EUR	1,325	1,597
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	682
Reg. S, 2.38%, 05/11/2027	EUR	175	228

			2,507

Electronics — 0.1%
Agilent Technologies, Inc.,
2.10%, 06/04/2030		282	276
2.30%, 03/12/2031		100	97
2.75%, 09/15/2029		60	61
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		85	90
Amphenol Corp., 2.80%, 02/15/2030		147	151
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	1,325	1,604
Arrow Electronics, Inc., 3.88%, 01/12/2028		20	22
Flex Ltd., (Singapore), 3.75%, 02/01/2026		25	27
FLIR Systems, Inc., 2.50%, 08/01/2030		1,625	1,590
Jabil, Inc., 3.00%, 01/15/2031		87	86
Keysight Technologies, Inc.,
4.55%, 10/30/2024		200	223
4.60%, 04/06/2027		55	63
Trimble, Inc., 4.90%, 06/15/2028		235	271

			4,561

Engineering & Construction — 0.1%
Aeroporti di Roma SpA, (Italy), Series A4, 5.44%, 02/20/2023	GBP	50	73
Aeroports de Paris, (France),
Reg. S, 1.00%, 01/05/2029	EUR	300	368
Reg. S, 1.50%, 07/02/2032	EUR	100	126
Reg. S, 2.75%, 04/02/2030	EUR	1,200	1,667
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	567
Reg. S, 6.45%, 12/10/2031	GBP	225	422
Reg. S, 6.75%, 12/03/2026	GBP	50	87
Reg. S, 7.13%, 02/14/2024	GBP	425	671
Royal Schiphol Group NV, (Netherlands), Reg. S, 0.38%, 09/08/2027	EUR	300	355
Vantage Towers AG, (Germany), Reg. S, 0.38%, 03/31/2027	EUR	600	702

			5,038

Environmental Control — 0.0% (g)
Republic Services, Inc., 2.50%, 08/15/2024		50	53
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	200
4.25%, 12/01/2028		30	34

			287

Machinery - Construction & Mining — 0.0% (g)
Caterpillar Financial Services Corp., 0.90%, 03/02/2026		265	261
Caterpillar, Inc., 3.25%, 04/09/2050		220	224

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Construction & Mining — continued
Metso Outotec OYJ, (Finland), Reg. S, 0.88%, 05/26/2028	EUR	500	593
Oshkosh Corp., 3.10%, 03/01/2030		5	5

			1,083

Machinery—Diversified — 0.1%
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	425	515
CNH Industrial Finance Europe SA, (Luxembourg), Reg. S, 0.00%, 04/01/2024	EUR	1,000	1,171
IDEX Corp., 3.00%, 05/01/2030		332	342
John Deere Capital Corp., 2.60%, 03/07/2024		50	53
John Deere Cash Management SA, (Luxembourg),
Reg. S, 2.20%, 04/02/2032	EUR	1,025	1,426
Reg. S, 1.38%, 04/02/2024	EUR	700	860
Reg. S, 1.65%, 06/13/2039	EUR	425	567
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	20
3.36%, 02/15/2050		80	78
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		50	53
4.40%, 03/15/2024		1,800	1,957

			7,042

Miscellaneous Manufacturers — 0.1%
Alfa Laval Treasury International AB, (Sweden), Reg. S, 1.38%, 09/12/2022	EUR	900	1,074
Alstom SA, (France), Reg. S, 0.00%, 01/11/2029	EUR	200	228
General Electric Co.,
4.25%, 05/01/2040		30	33
4.35%, 05/01/2050		5	6
Reg. S, 5.38%, 12/18/2040	GBP	4	7
6.75%, 03/15/2032		50	67
Illinois Tool Works, Inc., 1.25%, 05/22/2023	EUR	1,025	1,236
Parker-Hannifin Corp.,
1.13%, 03/01/2025	EUR	850	1,038
4.00%, 06/14/2049		95	106
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	2,274
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 0.30%, 02/28/2024	EUR	20	24
Textron, Inc., 2.45%, 03/15/2031		1,900	1,839
Trane Technologies Luxembourg Finance SA, (Luxembourg), 4.50%, 03/21/2049		105	122

			8,054

Packaging & Containers — 0.1%
Ball Corp., 0.88%, 03/15/2024	EUR	2,000	2,355
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	2,300	2,757
SIG Combibloc PurchaseCo. Sarl, (Luxembourg), Reg. S, 1.88%, 06/18/2023	EUR	2,000	2,423

			7,535

Transportation — 0.4%
AP Moller—Maersk A/S, (Denmark),
Reg. S, 1.75%, 03/16/2026	EUR	1,450	1,827
Reg. S, 4.00%, 04/04/2025	GBP	800	1,218
Brambles Finance Ltd., (Australia), Reg. S, 2.38%, 06/12/2024	EUR	425	536
Burlington Northern Santa Fe LLC,
4.15%, 04/01/2045		50	57
4.55%, 09/01/2044		170	200

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
4.95%, 09/15/2041		700	868
5.40%, 06/01/2041		70	90
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.50%, 04/09/2027	EUR	140	170
Reg. S, 1.38%, 03/28/2031	EUR	2,000	2,594
Reg. S, 1.38%, 04/16/2040	EUR	50	64
Reg. S, 1.50%, 08/26/2024	CHF	500	565
Reg. S, 1.50%, 12/08/2032	EUR	200	264
Reg. S, 1.63%, 08/16/2033	EUR	100	134
1.99%, 07/08/2030	AUD	200	143
Reg. S, 2.75%, 06/20/2022	GBP	500	710
Reg. S, 3.50%, 09/27/2024	AUD	300	247
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	2,022
FedEx Corp.,
1.30%, 08/05/2031	EUR	1,125	1,394
0.70%, 05/13/2022	EUR	425	503
1.63%, 01/11/2027	EUR	700	885
3.80%, 05/15/2025		160	176
Ferrovie dello Stato Italiane SpA, (Italy), Reg. S, 1.50%, 06/27/2025	EUR	810	1,003
Ile-de-France Mobilites, (France), Reg. S, 1.00%, 05/25/2034	EUR	200	250
Kansas City Southern, 4.20%, 11/15/2069		10	10
La Poste SA, (France),
Reg. S, 0.38%, 09/17/2027	EUR	100	119
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,571
Reg. S, 0.63%, 01/18/2036	EUR	600	677
Reg. S, 1.38%, 04/21/2032	EUR	1,000	1,271
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	341
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	451
3.00%, 10/24/2033	EUR	100	157
Reg. S, 3.38%, 05/18/2032	EUR	4	6
Reg. S, 3.88%, 06/30/2025	EUR	80	111
Reg. S, 4.88%, 06/27/2022	EUR	500	626
United Parcel Service, Inc.,
1.50%, 11/15/2032	EUR	1,125	1,469
5.30%, 04/01/2050		205	277

			23,006

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.88%, 07/11/2022 (e)		2,800	2,952

Total Industrial			81,702

Technology — 0.6%
Computers — 0.2%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		357	350
Apple, Inc.,
0.50%, 11/15/2031	EUR	775	928
1.00%, 11/10/2022	EUR	700	839
1.38%, 05/24/2029	EUR	100	129
1.63%, 11/10/2026	EUR	1,125	1,445

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
2.05%, 09/11/2026		140	145
2.38%, 02/08/2041		35	32
2.65%, 02/08/2051		30	27
2.80%, 02/08/2061		20	18
3.05%, 07/31/2029	GBP	425	669
3.25%, 02/23/2026		50	54
3.35%, 02/09/2027		15	16
3.75%, 11/13/2047		1,000	1,094
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	120
Dell International LLC / EMC Corp.,
5.45%, 06/15/2023 (e)		100	109
5.85%, 07/15/2025 (e)		10	12
6.02%, 06/15/2026 (e)		85	101
6.10%, 07/15/2027 (e)		5	6
6.20%, 07/15/2030 (e)		5	6
8.10%, 07/15/2036 (e)		13	19
8.35%, 07/15/2046 (e)		157	238
Fortinet, Inc., 2.20%, 03/15/2031		475	459
Genpact Luxembourg Sarl, (Luxembourg),
3.38%, 12/01/2024		1,400	1,506
3.70%, 04/01/2022		100	103
Hewlett Packard Enterprise Co., 4.45%, 10/02/2023		120	130
HP, Inc.,
2.20%, 06/17/2025		100	103
3.00%, 06/17/2027		100	106
6.00%, 09/15/2041		8	10
NetApp, Inc., 1.88%, 06/22/2025		1,760	1,796
Teleperformance, (France),
Reg. S, 0.25%, 11/26/2027	EUR	500	578
Reg. S, 1.50%, 04/03/2024	EUR	2,600	3,165
Reg. S, 1.88%, 07/02/2025	EUR	200	251

			14,564

Semiconductors — 0.3%
ASML Holding NV, (Netherlands),
Reg. S, 0.63%, 05/07/2029	EUR	100	121
Reg. S, 1.63%, 05/28/2027	EUR	1,450	1,859
Broadcom, Inc.,
3.15%, 11/15/2025		7	7
3.42%, 04/15/2033 (e)		163	164
3.46%, 09/15/2026		80	86
3.47%, 04/15/2034 (e)		100	100
3.50%, 02/15/2041 (e)		130	124
3.75%, 02/15/2051 (e)		245	235
4.11%, 09/15/2028		20	22
4.30%, 11/15/2032		215	234
5.00%, 04/15/2030		2,980	3,387
Infineon Technologies AG, (Germany),
Reg. S, 0.75%, 06/24/2023	EUR	800	955
Reg. S, 1.13%, 06/24/2026	EUR	200	245
Reg. S, 2.00%, 06/24/2032	EUR	1,600	2,067
Marvell Technology Group Ltd., (Bermuda), 4.88%, 06/22/2028		131	150

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
Microchip Technology, Inc., 3.92%, 06/01/2021		2,900	2,917
Micron Technology, Inc.,
2.50%, 04/24/2023		110	114
4.66%, 02/15/2030		297	337
NVIDIA Corp., 3.70%, 04/01/2060		10	11
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 3.40%, 05/01/2030 (e)		1,000	1,053
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)		2,600	2,715
Texas Instruments, Inc.,
1.75%, 05/04/2030		90	86
4.15%, 05/15/2048		17	20
Xilinx, Inc., 2.38%, 06/01/2030		305	297

			17,306

Software — 0.1%
Activision Blizzard, Inc.,
1.35%, 09/15/2030		2,000	1,805
2.50%, 09/15/2050		100	84
Adobe, Inc., 2.30%, 02/01/2030		88	89
Autodesk, Inc., 2.85%, 01/15/2030		71	73
Electronic Arts, Inc.,
1.85%, 02/15/2031		25	24
2.95%, 02/15/2051		60	55
Fidelity National Information Services, Inc.,
1.15%, 03/01/2026		100	98
2.25%, 03/01/2031		730	715
3.10%, 03/01/2041		180	176
3.36%, 05/21/2031	GBP	100	153
Fiserv, Inc., 2.65%, 06/01/2030		155	156
Intuit, Inc., 1.65%, 07/15/2030		355	336
Microsoft Corp.,
2.53%, 06/01/2050		1,100	1,002
2.68%, 06/01/2060		110	100
3.04%, 03/17/2062		10	10
Oracle Corp.,
1.65%, 03/25/2026		40	40
2.50%, 04/01/2025		350	367
3.65%, 03/25/2041		95	96
3.85%, 04/01/2060		60	59
3.95%, 03/25/2051		70	72
4.10%, 03/25/2061		80	82
Roper Technologies, Inc.,
1.75%, 02/15/2031		2,000	1,856
2.35%, 09/15/2024		200	209
SAP SE, (Germany), Reg. S, 1.00%, 04/01/2025	EUR	50	61
ServiceNow, Inc., 1.40%, 09/01/2030		2,025	1,829
VMware, Inc., 4.50%, 05/15/2025		95	106

			9,653

Total Technology			41,523

Utilities — 1.6%
Electric — 1.2%
A2A SpA, (Italy), Reg. S, 1.00%, 07/16/2029	EUR	100	122

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	117
Reg. S, 2.63%, 07/15/2024	EUR	100	127
AEP Texas, Inc., Series I, 2.10%, 07/01/2030		2,600	2,499
Alliander NV, (Netherlands), 2.88%, 06/14/2024	EUR	100	129
Ameren Corp.,
2.50%, 09/15/2024		30	31
3.50%, 01/15/2031		10	11
Ameren Illinois Co.,
1.55%, 11/15/2030		30	28
3.25%, 03/15/2050		1,200	1,201
American Electric Power Co., Inc.,
2.30%, 03/01/2030		25	24
3.25%, 03/01/2050		20	19
Appalachian Power Co.,
Series Y, 4.50%, 03/01/2049		20	23
Series Z, 3.70%, 05/01/2050		45	45
Arizona Public Service Co.,
2.60%, 08/15/2029		84	86
3.35%, 05/15/2050		10	10
4.25%, 03/01/2049		10	11
Atlantic City Electric Co., 4.00%, 10/15/2028		50	56
Baltimore Gas and Electric Co., 2.90%, 06/15/2050		10	9
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		10	9
4.25%, 10/15/2050		15	17
5.15%, 11/15/2043		60	74
Black Hills Corp.,
3.05%, 10/15/2029		20	21
3.88%, 10/15/2049		10	10
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,325	1,859
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/2050		45	42
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		5	5
4.25%, 11/01/2028		10	11
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 0.88%, 09/29/2024	EUR	100	121
Reg. S, 2.13%, 07/29/2032	EUR	100	135
Commonwealth Edison Co.,
3.00%, 03/01/2050		100	95
3.70%, 08/15/2028		10	11
4.00%, 03/01/2048		25	28
4.00%, 03/01/2049		10	11
4.70%, 01/15/2044		1,000	1,187
Consolidated Edison Co. of New York, Inc.,
3.85%, 06/15/2046		10	10
Series 09-C, 5.50%, 12/01/2039		10	13
Series 20A, 3.35%, 04/01/2030		70	75
Series 20B, 3.95%, 04/01/2050		55	59
Series A, 4.13%, 05/15/2049		20	22

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Series E, 4.65%, 12/01/2048		10	12
Consumers Energy Co.,
2.50%, 05/01/2060		10	8
3.10%, 08/15/2050		30	29
3.25%, 08/15/2046		1,100	1,094
3.75%, 02/15/2050		25	28
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,661
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	242
4.25%, 06/01/2028		20	23
Series A, 4.60%, 03/15/2049		10	12
Series C, 3.38%, 04/01/2030		20	21
DTE Electric Co.,
2.95%, 03/01/2050		25	24
3.70%, 03/15/2045		1,100	1,160
3.95%, 03/01/2049		10	11
DTE Energy Co.,
Series C, 3.40%, 06/15/2029		20	21
Series F, 1.05%, 06/01/2025		1,400	1,381
Duke Energy Carolinas LLC, 5.30%, 02/15/2040		10	13
Duke Energy Corp.,
2.45%, 06/01/2030		10	10
2.65%, 09/01/2026		30	31
3.75%, 09/01/2046		10	10
4.20%, 06/15/2049		20	21
Duke Energy Florida LLC, 4.20%, 07/15/2048		10	11
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	18
Series YYY, 3.25%, 10/01/2049		40	39
Duke Energy Ohio, Inc.,
3.65%, 02/01/2029		10	11
3.70%, 06/15/2046		1,700	1,768
4.30%, 02/01/2049		80	91
E.ON International Finance BV, (Netherlands), Reg. S, 6.13%, 07/06/2039	GBP	350	731
E.ON SE, (Germany), Reg. S, 1.00%, 10/07/2025	EUR	100	122
EDP—Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	100	126
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	700	885
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	737
Reg. S, 1.88%, 10/13/2036	EUR	100	131
Reg. S, 2.00%, 12/09/2049	EUR	600	754
Reg. S, 5.13%, 09/22/2050	GBP	400	812
Reg. S, (GBP Swap Rate 15 Year + 3.05%), 5.88%, 01/22/2029 (x) (aa)	GBP	300	465
5.88%, 07/18/2031	GBP	265	492
Reg. S, (GBP Swap Rate 13 Year + 3.96%), 6.00%, 01/29/2026 (x) (aa)	GBP	100	155
Reg. S, 6.13%, 06/02/2034	GBP	300	591
EnBW Energie Baden-Wuerttemberg AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	121
EnBW International Finance BV, (Netherlands), Reg. S, 0.63%, 04/17/2025	EUR	200	241

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 06/17/2024	EUR	2,275	2,681
2.65%, 09/10/2024 (e)		3,500	3,681
3.50%, 04/06/2028 (e)		1,700	1,817
Enel SpA, (Italy),
Reg. S, (EUR Swap Rate 5 Year + 2.68%), 2.25%, 12/10/2026 (x) (aa)	EUR	350	428
Reg. S, (EUR Swap Rate 5 Year + 2.10%), 2.50%, 08/24/2023 (x) (aa)	EUR	425	521
Reg. S, (EUR Swap Rate 5 Year + 3.56%), 3.50%, 05/24/2080 (aa)	EUR	100	128
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	38
Enexis Holding NV, (Netherlands),
Reg. S, 0.88%, 04/28/2026	EUR	100	123
Reg. S, 1.50%, 10/20/2023	EUR	100	122
Engie SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	2,285

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Entergy Corp.,
0.90%, 09/15/2025		30	29
3.75%, 06/15/2050		30	30
Entergy Louisiana LLC,
1.60%, 12/15/2030		1,500	1,396
2.90%, 03/15/2051		30	28
3.12%, 09/01/2027		2,500	2,704
3.25%, 04/01/2028		10	11
4.20%, 09/01/2048		10	11
Entergy Texas, Inc., 4.00%, 03/30/2029		15	17
ESB Finance DAC, (Ireland),
Reg. S, 1.75%, 02/07/2029	EUR	100	131
Reg. S, 1.88%, 06/14/2031	EUR	224	299
Reg. S, 2.13%, 06/08/2027	EUR	100	131
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	5
Evergy Metro, Inc.,
4.20%, 03/15/2048		10	11
Series 2019, 4.13%, 04/01/2049		20	23
Series 2020, 2.25%, 06/01/2030		10	10
Evergy, Inc., 2.45%, 09/15/2024		3,000	3,140
Eversource Energy,
3.45%, 01/15/2050		30	30
Series R, 1.65%, 08/15/2030		1,410	1,306
Exelon Corp.,
3.50%, 06/01/2022		2,649	2,732
4.05%, 04/15/2030		10	11
4.45%, 04/15/2046		10	12
4.70%, 04/15/2050		10	12
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,192
Florida Power & Light Co.,
3.15%, 10/01/2049		20	20
3.95%, 03/01/2048		500	569
4.13%, 06/01/2048		20	23
FLUVIUS System Operator CVBA, (Belgium), Reg. S, 2.88%, 10/09/2023	EUR	400	505
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	100	132
Reg. S, 0.88%, 02/27/2023	EUR	170	203
Georgia Power Co.,
Series A, 3.25%, 03/15/2051		20	19
Series B, 3.70%, 01/30/2050		60	61
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	182
Reg. S, 2.38%, 07/04/2024	EUR	100	127
Iberdrola International BV, (Netherlands),
Reg. S, 0.38%, 09/15/2025	EUR	1,900	2,270
Reg. S, (EUR Swap Rate 5 Year + 1.59%), 1.88%, 02/22/2023 (x) (aa)	EUR	1,200	1,441
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	400	483
Interstate Power and Light Co., 3.50%, 09/30/2049		10	10
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	666

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Kentucky Utilities Co., 3.30%, 06/01/2050		25	24
MidAmerican Energy Co.,
3.10%, 05/01/2027		10	11
6.75%, 12/30/2031		10	14
Narragansett Electric Co. (The), 3.40%, 04/09/2030 (e)		200	213
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	549
National Grid plc, (United Kingdom), Reg. S, 0.55%, 09/18/2029	EUR	1,575	1,835
National Rural Utilities Cooperative Finance Corp.,
1.35%, 03/15/2031		50	45
4.30%, 03/15/2049		20	23
Nevada Power Co.,
Series DD, 2.40%, 05/01/2030		100	99
Series EE, 3.13%, 08/01/2050		30	29
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,251
2.75%, 11/01/2029		35	36
Northern Powergrid Holdings Co., (United Kingdom), 7.25%, 12/15/2022	GBP	450	689
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	50	92
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,447
2.60%, 06/01/2051		25	22
3.20%, 04/01/2052		10	10
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,150
2.45%, 12/02/2027 (e)		1,275	1,264
Oglethorpe Power Corp., 5.05%, 10/01/2048		20	23
Oklahoma Gas and Electric Co., 4.15%, 04/01/2047		900	981
Oncor Electric Delivery Co. LLC,
2.75%, 06/01/2024		20	21
3.10%, 09/15/2049		50	49
3.70%, 05/15/2050		5	5
Orsted A/S, (Denmark),
Reg. S, 5.75%, 04/09/2040	GBP	225	479
Reg. S, (EUR Swap Rate 5 Year + 4.75%), 6.25%, 06/26/3013 (aa)	EUR	119	157
Pacific Gas and Electric Co.,
1.75%, 06/16/2022		50	50
3.15%, 01/01/2026		40	42
3.50%, 08/01/2050		20	17
3.75%, 07/01/2028		10	11
4.50%, 07/01/2040		100	101
4.55%, 07/01/2030		10	11
4.95%, 07/01/2050		10	10
PacifiCorp.,
3.30%, 03/15/2051		800	793
4.15%, 02/15/2050		15	17
PECO Energy Co.,
2.80%, 06/15/2050		50	46
3.05%, 03/15/2051		435	427

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
PPL Capital Funding, Inc.,
4.13%, 04/15/2030		120	135
5.00%, 03/15/2044		1,000	1,189
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/2051		10	9
Public Service Electric and Gas Co.,
2.05%, 08/01/2050		10	8
2.45%, 01/15/2030		20	20
3.65%, 09/01/2028		120	133
3.85%, 05/01/2049		10	11
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,917
Puget Energy, Inc., 4.10%, 06/15/2030		10	11
Puget Sound Energy, Inc., 3.25%, 09/15/2049		20	19
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	100	123
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 1.50%, 09/27/2030	EUR	200	259
Reg. S, 1.63%, 11/27/2025	EUR	300	378
Reg. S, 2.00%, 04/18/2036	EUR	100	137
San Diego Gas & Electric Co., 4.15%, 05/15/2048		820	921
Sempra Energy,
3.40%, 02/01/2028		10	11
4.00%, 02/01/2048		10	10
Southern California Edison Co.,
2.85%, 08/01/2029		10	10
3.65%, 02/01/2050		60	59
4.00%, 04/01/2047		20	21
4.05%, 03/15/2042		900	932
6.05%, 03/15/2039		10	13
Series 20A, 2.95%, 02/01/2051		6	5
Series B, 3.65%, 03/01/2028		25	27
Series D, 3.40%, 06/01/2023		1,400	1,482
Series E, 3.70%, 08/01/2025		10	11
Southern Co. (The),
Series 21-A, 0.60%, 02/26/2024		60	60
Series A, 3.70%, 04/30/2030		75	81
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026		50	50
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	1,033
Series 8, 3.15%, 05/01/2050		60	58
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	140
SSE plc, (United Kingdom), Reg. S, 1.75%, 04/16/2030	EUR	1,300	1,669
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	122
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 3.25%, 12/01/2021 (x) (aa)	EUR	100	120
Tampa Electric Co., 4.30%, 06/15/2048		10	11
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	147
Reg. S, 1.00%, 06/13/2026	EUR	200	247
Reg. S, 1.75%, 06/04/2027	EUR	300	388
Terna Rete Elettrica Nazionale SpA, (Italy),
Reg. S, 0.38%, 09/25/2030	EUR	425	490
Reg. S, 0.75%, 07/24/2032	EUR	100	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 1.38%, 07/26/2027	EUR	1,125	1,412
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	28
4.00%, 06/15/2050		10	11
Union Electric Co., 3.25%, 10/01/2049		40	40
Virginia Electric and Power Co.,
3.30%, 12/01/2049		50	50
Series B, 3.80%, 09/15/2047		35	38
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,465
WEC Energy Group, Inc., 3.55%, 06/15/2025		168	182
Western Power Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	34
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	53
Wisconsin Public Service Corp., 3.30%, 09/01/2049		5	5
Xcel Energy, Inc.,
3.40%, 06/01/2030		20	21
3.50%, 12/01/2049		20	20

			84,270

Gas — 0.3%
APT Pipelines Ltd., (Australia), Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,283
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,488
2.63%, 09/15/2029		15	15
3.38%, 09/15/2049		210	208
4.15%, 01/15/2043		10	11
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,362
Reg. S, 1.13%, 03/14/2024	EUR	850	1,032
National Fuel Gas Co., 2.95%, 03/01/2031		25	24
National Grid Gas plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	2,080
Nederlandse Gasunie NV, (Netherlands), Reg. S, 2.63%, 07/13/2022	EUR	100	122
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,942
3.49%, 05/15/2027		130	141
3.60%, 05/01/2030		25	27
4.38%, 05/15/2047		15	17
4.80%, 02/15/2044		10	11
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,533
3.35%, 06/01/2050		15	14
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,615
Snam SpA, (Italy), Reg. S, 0.88%, 10/25/2026	EUR	850	1,035
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	24
Series XX, 2.55%, 02/01/2030		25	25
Southern Co. Gas Capital Corp.,
3.95%, 10/01/2046		20	21
Series 20-A, 1.75%, 01/15/2031		3,700	3,401
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	425	621
6.38%, 05/15/2040	GBP	425	938

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
Southwest Gas Corp.,
2.20%, 06/15/2030		45	43
4.15%, 06/01/2049		10	11
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	425	547
Washington Gas Light Co., 3.65%, 09/15/2049		10	11

			20,602

Water — 0.1%
Affinity Water Finance plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	51
American Water Capital Corp.,
2.80%, 05/01/2030		25	26
4.15%, 06/01/2049		35	40
Essential Utilities, Inc., 2.70%, 04/15/2030		40	40
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	425	597
Reg. S, 5.63%, 04/29/2033	GBP	225	431
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	404
Reg. S, 5.50%, 02/11/2041	GBP	550	1,098
6.75%, 11/16/2028	GBP	180	334
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	1,266
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	944
Reg. S, 5.38%, 03/10/2028	GBP	225	386
Reg. S, 5.75%, 10/14/2033	GBP	375	732

			6,349

Total Utilities			111,221

Total Corporate Bonds (Cost $1,329,926)			1,310,225

Foreign Government Securities —48.1%
Action Logement Services, (France), Reg. S, 0.50%, 10/30/2034	EUR	100	117
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	238
Reg. S, 1.88%, 09/22/2022	EUR	600	727
Reg. S, 1.88%, 01/28/2025	EUR	100	127
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 03/25/2025	EUR	200	238
Reg. S, 0.25%, 07/21/2026	EUR	500	602
Reg. S, 0.25%, 06/29/2029	EUR	400	478
Reg. S, 0.38%, 04/30/2024	EUR	400	480
Reg. S, 0.50%, 05/25/2030	EUR	200	244
Reg. S, 0.50%, 05/31/2035	EUR	300	355
Reg. S, 1.38%, 09/17/2024	EUR	500	622
Reg. S, 1.50%, 10/31/2034	EUR	100	133
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	590
Reg. S, 0.13%, 06/20/2026	EUR	100	119
Reg. S, 1.13%, 06/20/2028	EUR	1,000	1,269
Agricultural Development Bank of China, (China),
2.25%, 03/12/2022	CNY	62,000	9,419
Reg. S, 3.40%, 11/06/2024	CNH	56,000	8,705

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 1512, 4.18%, 05/04/2022	CNY	8,000	1,237
Series 1605, 3.33%, 01/06/2026	CNY	17,000	2,582
Series 1705, 3.85%, 01/06/2027	CNY	35,000	5,426
Series 1712, 4.21%, 08/23/2022	CNY	27,000	4,189
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,315
Series 1813, 3.55%, 11/21/2023	CNY	600	92
Series 1901, 3.75%, 01/25/2029	CNY	7,000	1,076
Series 1906, 3.74%, 07/12/2029	CNY	88,000	13,527
Series 1907, 3.12%, 07/17/2022	CNY	40,000	6,118
Series 1908, 3.63%, 07/19/2026	CNY	105,300	16,193
Series 1909, 3.24%, 08/14/2024	CNY	58,000	8,835
Series 2002, 2.20%, 04/01/2023	CNY	101,200	15,176
Series 2004, 2.96%, 04/17/2030	CNY	103,000	14,904
Series 2005, 2.25%, 04/22/2025	CNY	150,700	22,007
Auckland Council, (New Zealand),
Reg. S, 1.00%, 01/19/2027	EUR	300	376
Reg. S, 1.50%, 11/28/2025	CHF	300	345
Australia Government Bond, (Australia),
Series 128, Reg. S, 5.75%, 07/15/2022	AUD	5,500	4,481
Series 133, Reg. S, 5.50%, 04/21/2023	AUD	14,600	12,315
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	10,000	9,270
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	365	315
Series 140, Reg. S, 4.50%, 04/21/2033	AUD	12,300	11,930
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	5,000	4,457
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	1,950	1,776
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	1,250	1,019
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	3,250	2,721
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	200	162
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	980	792
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	1,400	1,170
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	34,155	28,451
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	4,050	3,302
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	5,491	4,322
Series 158, 1.25%, 05/21/2032	AUD	1,000	710
Series 159, Reg. S, 0.25%, 11/21/2024	AUD	12,383	9,376
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	2,250	1,596
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	2,100	1,566
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	3,150	1,914
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	7,475	6,304
Australian Capital Territory, (Australia), Reg. S, 1.25%, 05/22/2025	AUD	200	156
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	595
Reg. S, 0.63%, 09/15/2022	EUR	160	191
Reg. S, 2.75%, 06/20/2033	EUR	130	199
Autonomous Community of Andalusia Spain, (Spain), Reg. S, 1.38%, 04/30/2029	EUR	30	38
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	191
Reg. S, 1.19%, 05/08/2022	EUR	600	715
Reg. S, 1.83%, 04/30/2025	EUR	270	343
4.30%, 09/15/2026	EUR	500	726

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	116
Reg. S, 0.85%, 04/30/2030	EUR	50	62
Reg. S, 1.75%, 03/16/2026	EUR	170	218
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	655
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	235
Reg. S, 0.10%, 01/15/2030	EUR	320	381
Reg. S, 0.13%, 04/11/2026	EUR	530	637
Reg. S, 0.13%, 07/09/2035	EUR	130	149
Reg. S, 0.20%, 11/09/2024	EUR	550	661
Reg. S, 0.88%, 10/17/2035	EUR	100	126
Reg. S, 1.50%, 07/15/2039	EUR	170	236
Reg. S, 3.88%, 05/26/2023	EUR	470	604
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	70,000	107
Bpifrance SACA, (France),
Reg. S, 0.13%, 11/25/2023	EUR	300	357
Reg. S, 0.13%, 03/25/2025	EUR	400	478
Reg. S, 0.25%, 03/29/2030	EUR	200	238
Reg. S, 0.63%, 05/25/2026	EUR	500	613
Reg. S, 0.75%, 07/22/2022	GBP	200	277
Reg. S, 0.88%, 09/26/2028	EUR	200	251
Reg. S, 1.00%, 05/25/2027	EUR	500	628
Reg. S, 2.38%, 04/25/2022	EUR	300	363
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 2.95%, 09/03/2024	EUR	400	519
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	400	560
Bundesobligation, (Germany),
Series 176, Reg. S, 0.00%, 10/07/2022	EUR	2,020	2,393
Series 177, Reg. S, 0.00%, 04/14/2023	EUR	460	547
Series 178, Reg. S, 0.00%, 10/13/2023	EUR	2,790	3,333
Series 179, Reg. S, 0.00%, 04/05/2024	EUR	79	95
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	1,926	2,316
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	790	952
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	4,670	5,644
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	200	242
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	1,900	2,305
Reg. S, 0.00%, 11/15/2027	EUR	1,560	1,896
Reg. S, 0.00%, 08/15/2029	EUR	1,830	2,222
Reg. S, 0.00%, 02/15/2030	EUR	890	1,079
Reg. S, 0.00%, 08/15/2030	EUR	1,120	1,356
Reg. S, 0.00%, 02/15/2031	EUR	839	1,013
Reg. S, 0.00%, 05/15/2035	EUR	2,165	2,559
Reg. S, 0.00%, 08/15/2050	EUR	1,058	1,152
Reg. S, 0.25%, 02/15/2027	EUR	2,557	3,151
Reg. S, 0.25%, 08/15/2028	EUR	420	520
Reg. S, 0.25%, 02/15/2029	EUR	210	260
Reg. S, 0.50%, 02/15/2025	EUR	227	279
Reg. S, 0.50%, 02/15/2026	EUR	650	806

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 08/15/2027	EUR	2,160	2,709
Reg. S, 0.50%, 02/15/2028	EUR	230	289
Reg. S, 1.00%, 08/15/2024	EUR	250	310
Reg. S, 1.00%, 08/15/2025	EUR	1,130	1,424
Reg. S, 1.25%, 08/15/2048	EUR	1,050	1,570
Reg. S, 1.50%, 09/04/2022	EUR	530	641
Reg. S, 1.50%, 02/15/2023	EUR	1,240	1,514
Reg. S, 1.50%, 05/15/2023	EUR	1,370	1,682
Reg. S, 1.75%, 07/04/2022	EUR	330	399
Reg. S, 1.75%, 02/15/2024	EUR	1,701	2,138
Reg. S, 2.00%, 08/15/2023	EUR	3,450	4,309
Reg. S, 2.50%, 07/04/2044	EUR	1,460	2,655
Reg. S, 2.50%, 08/15/2046	EUR	2,552	4,738
Reg. S, 3.25%, 07/04/2042	EUR	632	1,241
Reg. S, 5.50%, 01/04/2031	EUR	940	1,745
Reg. S, 6.25%, 01/04/2030	EUR	775	1,452
Series 3, Reg. S, 4.75%, 07/04/2034	EUR	1,183	2,308
Series 5, Reg. S, 4.00%, 01/04/2037	EUR	990	1,911
Series 8, Reg. S, 4.75%, 07/04/2040	EUR	1,084	2,435
Series 97, Reg. S, 6.50%, 07/04/2027	EUR	1,410	2,403
Series 98, Reg. S, 4.75%, 07/04/2028	EUR	1,060	1,731
Series 98, Reg. S, 5.63%, 01/04/2028	EUR	780	1,305
Series 2007, Reg. S, 4.25%, 07/04/2039	EUR	1,020	2,130
Series G, Reg. S, 0.00%, 08/15/2030	EUR	770	936
Bundesschatzanweisungen, (Germany), Reg. S, 0.00%, 06/10/2022	EUR	2,050	2,423
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	238
Reg. S, 0.00%, 11/25/2030	EUR	300	350
Reg. S, 0.00%, 05/25/2031	EUR	100	116
Reg. S, 0.13%, 10/25/2023	EUR	1,800	2,146
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,959
Series DIP, Reg. S, 0.13%, 11/25/2022	EUR	300	355
Caisse des Depots et Consignations, (France), Reg. S, 0.00%, 06/19/2024	EUR	300	357
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	100	119
Reg. S, 1.00%, 04/25/2028	EUR	100	127
Reg. S, 1.25%, 05/11/2032	EUR	100	132
Reg. S, 1.50%, 06/28/2038	EUR	200	278
Series 12, Reg. S, 0.63%, 01/26/2023	EUR	200	239
Canada Housing Trust No. 1, (Canada), 0.95%, 06/15/2025 (e)	CAD	1,000	793
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	158
3.50%, 12/01/2045	CAD	1,500	1,563
4.00%, 06/01/2041	CAD	150	162
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	259
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	52
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 0.75%, 11/21/2022	EUR	600	715
Reg. S, 1.00%, 09/21/2028	EUR	100	121
Reg. S, 2.00%, 04/20/2027	EUR	100	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.13%, 09/27/2023	EUR	200	247
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	550	664
1.25%, 01/22/2051	EUR	200	212
2.55%, 01/27/2032		200	201
China Development Bank, (China),
Reg. S, 0.88%, 01/24/2024	EUR	425	510
Reg. S, 4.35%, 08/06/2024	CNH	5,000	799
Reg. S, 4.35%, 09/19/2024	CNH	1,000	160
Series 1518, 3.74%, 09/10/2025	CNY	18,000	2,783
Series 1605, 3.80%, 01/25/2036	CNY	10,000	1,524
Series 1706, 4.02%, 04/17/2022	CNY	12,000	1,852
Series 1710, 4.04%, 04/10/2027	CNY	10,000	1,567
Series 1804, 4.69%, 03/23/2023	CNY	143,000	22,487
Series 1805, 4.88%, 02/09/2028	CNY	17,000	2,801
Series 1806, 4.73%, 04/02/2025	CNY	20,230	3,240
Series 1810, 4.04%, 07/06/2028	CNY	17,000	2,667
Series 1811, 3.76%, 08/14/2023	CNY	16,000	2,482
Series 1903, 3.30%, 02/01/2024	CNY	120,000	18,354
Series 1905, 3.48%, 01/08/2029	CNY	196,500	29,664
Series 1907, 3.18%, 05/17/2022	CNY	200	31
Series 1908, 3.42%, 07/02/2024	CNY	121,000	18,547
Series 1909, 3.50%, 08/13/2026	CNY	64,600	9,876
Series 1910, 3.65%, 05/21/2029	CNY	187,900	28,698
Series 1915, 3.45%, 09/20/2029	CNY	112,000	16,856
Series 2003, 3.23%, 01/10/2025	CNY	197,300	29,997
Series 2004, 3.43%, 01/14/2027	CNY	80,000	12,135
Series 2005, 3.07%, 03/10/2030	CNY	10,000	1,459
Series 2008, 2.89%, 06/22/2025	CNY	15,000	2,245
China Government Bond, (China),
1.99%, 04/09/2025	CNY	335,000	49,038
2.36%, 07/02/2023	CNY	352,500	53,220
2.64%, 08/13/2022	CNY	246,000	37,463
2.68%, 05/21/2030	CNY	73,000	10,629
2.85%, 06/04/2027	CNY	606,500	90,700
Reg. S, 3.30%, 07/04/2023	CNH	2,000	309
Reg. S, 3.31%, 11/30/2025	CNH	2,000	312
Reg. S, 3.38%, 11/21/2024	CNH	3,000	467
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,760
3.39%, 03/16/2050	CNY	257,440	36,888
Reg. S, 3.60%, 06/27/2028	CNH	8,500	1,358
Reg. S, 3.60%, 05/21/2030	CNH	7,000	1,126
3.73%, 05/25/2070	CNY	36,800	5,564
3.76%, 03/22/2071	CNY	30,000	4,595
3.81%, 09/14/2050	CNY	151,000	23,446
Reg. S, 3.85%, 12/12/2026	CNH	19,000	3,059
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,344
Reg. S, 4.00%, 11/30/2035	CNH	6,500	1,089
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,300
Reg. S, 4.29%, 05/22/2029	CNH	3,000	504
Reg. S, 4.40%, 12/12/2046	CNH	25,000	4,516

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 1809, 3.17%, 04/19/2023	CNY	17,000	2,614
Series 1819, 3.54%, 08/16/2028	CNY	500	78
Series 1824, 4.08%, 10/22/2048	CNY	22,100	3,570
Series 1827, 3.25%, 11/22/2028	CNY	143,100	21,867
Series 1906, 3.29%, 05/23/2029	CNY	10,000	1,529
Series 1907, 3.25%, 06/06/2026	CNY	15,700	2,416
Series 1908, 4.00%, 06/24/2069	CNY	5,000	799
Series 1910, 3.86%, 07/22/2049	CNY	2,500	391
Series 1911, 2.75%, 08/08/2022	CNY	43,000	6,561
Series 1913, 2.94%, 10/17/2024	CNY	10,000	1,526
Series 1915, 3.13%, 11/21/2029	CNY	8,000	1,210
Series 1916, 3.12%, 12/05/2026	CNY	15,000	2,291
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	200	235
Reg. S, 0.50%, 11/12/2031	EUR	650	764
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	62
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	490
City of Quebec Canada, (Canada), 2.65%, 12/20/2027	CAD	565	470
City of Toronto Canada, (Canada),
2.95%, 04/28/2035	CAD	200	165
3.50%, 06/02/2036	CAD	300	263

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Colombia Government International Bond, (Colombia),
3.00%, 01/30/2030		200	196
3.88%, 03/22/2026	EUR	200	266
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.50%, 11/27/2022	EUR	600	724
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	1,450	1,746
Reg. S, 0.38%, 06/20/2024	EUR	300	362
Reg. S, 0.75%, 07/15/2049	EUR	300	353
Croatia Government International Bond, (Croatia), Reg. S, 1.13%, 03/04/2033	EUR	500	586
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	282
Reg. S, 1.25%, 01/21/2040	EUR	720	887
Reg. S, 2.25%, 04/16/2050	EUR	10	15
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	307
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	7
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	7,890	372
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	790
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	500	22
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	531
Series 100, 0.25%, 02/10/2027	CZK	10,380	431
Series 103, 2.00%, 10/13/2033	CZK	2,260	100
Series 105, 2.75%, 07/23/2029	CZK	11,450	551
Series 121, 1.20%, 03/13/2031	CZK	9,670	402
Series 125, 1.50%, 04/24/2040	CZK	3,380	132
Denmark Government Bond, (Denmark),
1.50%, 11/15/2023	DKK	3,960	657
1.75%, 11/15/2025	DKK	1,380	240
4.50%, 11/15/2039	DKK	5,350	1,499
7.00%, 11/10/2024	DKK	1,470	295
Series 10Y, Reg. S, 0.00%, 11/15/2031 (e)	DKK	680	107
Series 10Y, 0.50%, 11/15/2027	DKK	4,540	754
Series 10YR, Reg. S, 0.50%, 11/15/2029 (e)	DKK	8,718	1,451
Series 30Y, Reg. S, 0.25%, 11/15/2052 (e)	DKK	2,004	300
Development Bank of Japan, Inc., (Japan),
Reg. S, 1.13%, 04/28/2023	GBP	600	839
4.75%, 11/26/2027	EUR	900	1,389
Series 86, 0.24%, 10/13/2027	JPY	100,000	910
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	236
European Union, (Supranational), Reg. S, 3.38%, 04/04/2032	EUR	600	965
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	31,000	4,815
Series 1603, 3.33%, 02/22/2026	CNY	100	15
Series 1610, 3.18%, 09/05/2026	CNY	10,000	1,503
Series 1703, 4.11%, 03/20/2027	CNY	10,000	1,571
Series 1905, 3.28%, 02/11/2024	CNY	53,000	8,100
Series 1906, 3.37%, 06/03/2022	CNY	40,000	6,136
Series 1908, 3.23%, 11/04/2022	CNY	8,000	1,225
Series 1910, 3.86%, 05/20/2029	CNY	63,000	9,764

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2003, 2.17%, 04/07/2023	CNY	17,500	2,635
Series 2005, 2.93%, 03/02/2025	CNY	114,600	17,204
Series 2007, 3.26%, 02/24/2027	CNY	48,000	7,215
Series 2010, 3.23%, 03/23/2030	CNY	40,500	5,995
Series 2012, 2.95%, 08/10/2022	CNY	66,000	10,076
Export-Import Bank of Korea, (South Korea), Reg. S, 8.00%, 05/15/2024	IDR	400,000	29
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2023 (e)	EUR	330	393
Reg. S, 0.13%, 04/15/2036 (e)	EUR	120	139
Reg. S, 0.13%, 04/15/2052 (e)	EUR	150	157
Reg. S, 0.25%, 09/15/2040 (e)	EUR	220	254
Reg. S, 0.50%, 04/15/2026 (e)	EUR	820	1,013
Reg. S, 0.50%, 09/15/2027 (e)	EUR	280	349
Reg. S, 0.50%, 09/15/2029 (e)	EUR	610	760
Reg. S, 0.75%, 04/15/2031 (e)	EUR	110	140
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	537
Reg. S, 1.13%, 04/15/2034 (e)	EUR	360	479
Reg. S, 1.50%, 04/15/2023 (e)	EUR	454	556
Reg. S, 2.00%, 04/15/2024 (e)	EUR	250	317
Reg. S, 2.63%, 07/04/2042 (e)	EUR	170	294
Series 5y, Reg. S, 0.00%, 04/15/2022 (e)	EUR	6	7
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	270	393
Finnvera OYJ, (Finland),
Reg. S, 0.38%, 04/09/2029	EUR	100	122
Reg. S, 0.75%, 08/07/2028	EUR	100	125
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	119
Reg. S, 0.85%, 12/17/2023	EUR	600	726
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	334
Reg. S, 0.01%, 06/30/2028	EUR	180	214
Reg. S, 0.20%, 09/03/2049	EUR	70	74
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	398
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 11/25/2029	EUR	2,540	3,017
Reg. S, 1.00%, 11/25/2025	EUR	1,150	1,446
Reg. S, 0.00%, 05/25/2022	EUR	2,260	2,670
Reg. S, 0.00%, 02/25/2023	EUR	1,850	2,197
Reg. S, 0.00%, 03/25/2023	EUR	3,301	3,922
Reg. S, 0.00%, 03/25/2024	EUR	1,300	1,553
Reg. S, 0.00%, 03/25/2025	EUR	3,340	4,006
Reg. S, 0.00%, 02/25/2026	EUR	85	102
Reg. S, 0.00%, 11/25/2030	EUR	2,326	2,741
Reg. S, 0.25%, 11/25/2026	EUR	2,730	3,328
Reg. S, 0.50%, 05/25/2025	EUR	3,140	3,847
Reg. S, 0.50%, 05/25/2026	EUR	398	491
Reg. S, 0.50%, 05/25/2029	EUR	1,920	2,381
Reg. S, 0.50%, 05/25/2040 (e)	EUR	2,476	2,904
Reg. S, 0.50%, 05/25/2072 (e)	EUR	341	325
Reg. S, 0.75%, 05/25/2028	EUR	1,430	1,804

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.75%, 11/25/2028	EUR	1,140	1,440
Reg. S, 0.75%, 05/25/2052 (e)	EUR	2,445	2,822
Reg. S, 1.00%, 05/25/2027	EUR	2,430	3,097
Reg. S, 1.25%, 05/25/2034	EUR	1,879	2,506
Reg. S, 1.25%, 05/25/2036 (e)	EUR	1,564	2,090
Reg. S, 1.50%, 05/25/2031	EUR	1,020	1,382
Reg. S, 1.50%, 05/25/2050 (e)	EUR	1,420	1,987
Reg. S, 1.75%, 05/25/2023	EUR	1,840	2,270
Reg. S, 1.75%, 11/25/2024	EUR	2,930	3,734
Reg. S, 1.75%, 06/25/2039 (e)	EUR	1,060	1,535
Reg. S, 1.75%, 05/25/2066 (e)	EUR	750	1,153
Reg. S, 2.00%, 05/25/2048 (e)	EUR	1,548	2,396
Reg. S, 2.25%, 10/25/2022	EUR	900	1,103
Reg. S, 2.25%, 05/25/2024	EUR	300	384
Reg. S, 2.50%, 05/25/2030	EUR	6,088	8,865
Reg. S, 2.75%, 10/25/2027	EUR	1,560	2,210
Reg. S, 3.00%, 04/25/2022	EUR	1,497	1,823
Reg. S, 3.25%, 05/25/2045	EUR	1,230	2,295
Reg. S, 3.50%, 04/25/2026	EUR	36	51
Reg. S, 4.00%, 10/25/2038	EUR	850	1,612
Reg. S, 4.00%, 04/25/2055 (e)	EUR	841	1,921
Reg. S, 4.00%, 04/25/2060	EUR	671	1,605
Reg. S, 4.25%, 10/25/2023	EUR	332	439
Reg. S, 4.50%, 04/25/2041	EUR	1,700	3,533
Reg. S, 4.75%, 04/25/2035	EUR	1,827	3,498
Reg. S, 5.50%, 04/25/2029	EUR	1,830	3,152
Reg. S, 5.75%, 10/25/2032	EUR	1,060	2,065
Reg. S, 6.00%, 10/25/2025	EUR	2,740	4,188
Reg. S, 8.50%, 04/25/2023	EUR	1,220	1,702
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 46, Reg. S, 1.13%, 09/30/2024	EUR	720	892
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	263
Gestion Securite de Stocks Securite SA, (France), Reg. S, 4.00%, 01/24/2024	EUR	100	131
Hong Kong Government Bond Programme, (Hong Kong), 1.97%, 01/17/2029	HKD	1,300	176
Housing & Development Board, (Singapore),
Reg. S, 1.76%, 02/24/2027	SGD	250	188
2.09%, 08/30/2022	SGD	500	378
Reg. S, 2.25%, 11/21/2024	SGD	750	580
Reg. S, 2.32%, 01/24/2028	SGD	250	194
Reg. S, 2.60%, 10/30/2029	SGD	1,500	1,174
Hungary Government Bond, (Hungary),
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	944
Series 26/E, 1.50%, 04/22/2026	HUF	100,410	319
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	665
Series 28/A, 6.75%, 10/22/2028	HUF	25,000	106
Series 30/A, 3.00%, 08/21/2030	HUF	157,350	533
Series 33/A, 2.25%, 04/20/2033	HUF	57,020	175
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	500	574
Reg. S, 1.75%, 10/10/2027	EUR	425	544

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	355
SUB, 8.40%, 03/28/2025		200	254
SUB, 8.91%, 11/18/2024		500	638
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,884
1.85%, 03/12/2031		234	225
Reg. S, 2.15%, 07/18/2024	EUR	550	682
Reg. S, 3.75%, 06/14/2028	EUR	500	696
Indonesia Treasury Bond, (Indonesia),
Series FR63, 5.63%, 05/15/2023	IDR	55,000,000	3,835
Series FR74, 7.50%, 08/15/2032	IDR	90,000,000	6,342
Series FR75, 7.50%, 05/15/2038	IDR	101,000,000	6,983
Series FR80, 7.50%, 06/15/2035	IDR	10,000,000	702
Series FR81, 6.50%, 06/15/2025	IDR	119,400,000	8,410
Series FR82, 7.00%, 09/15/2030	IDR	83,820,000	5,836
Series FR83, 7.50%, 04/15/2040	IDR	39,000,000	2,682
Series FR85, 7.75%, 04/15/2031	IDR	30,000,000	2,182
Series FR86, 5.50%, 04/15/2026	IDR	52,000,000	3,514
Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	150	206
Instituto de Credito Oficial, (Spain), Reg. S, 0.25%, 04/30/2024	EUR	50	60
International Bank for Reconstruction & Development, (Supranational),
0.00%, 01/15/2027	EUR	1,125	1,343
Zero Coupon, 10/31/2030		1,000	807
0.10%, 09/17/2035	EUR	775	881
0.25%, 09/23/2027	GBP	900	1,198
0.38%, 07/28/2025		50	49
0.50%, 07/24/2023	GBP	1,450	2,011
0.50%, 06/21/2035	EUR	50	60
0.88%, 12/13/2024	GBP	50	70
1.63%, 01/15/2025		215	223
2.00%, 01/26/2022		165	168
2.50%, 03/19/2024		365	387
3.00%, 09/27/2023		200	213
Investitionsbank Schleswig-Holstein, (Germany), Reg. S, 0.01%, 05/15/2026	EUR	100	119
Ireland Government Bond, (Ireland),
Reg. S, 0.20%, 10/18/2030	EUR	881	1,056
Reg. S, 0.40%, 05/15/2035	EUR	610	729
Reg. S, 0.00%, 10/18/2022	EUR	330	391
Reg. S, 0.20%, 05/15/2027	EUR	880	1,068
Reg. S, 0.90%, 05/15/2028	EUR	12	15
Reg. S, 1.10%, 05/15/2029	EUR	240	311
Reg. S, 1.35%, 03/18/2031	EUR	365	487
Reg. S, 1.50%, 05/15/2050	EUR	296	414
Reg. S, 1.70%, 05/15/2037	EUR	290	412
Reg. S, 2.00%, 02/18/2045	EUR	365	562
Reg. S, 2.40%, 05/15/2030	EUR	590	851
Reg. S, 3.40%, 03/18/2024	EUR	490	642
Reg. S, 3.90%, 03/20/2023	EUR	270	345

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
5.40%, 03/13/2025	EUR	790	1,145
Israel Government AID Bond, (Israel), 5.50%, 09/18/2033		900	1,232
Israel Government Bond—Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	141
Series 327, 2.00%, 03/31/2027	ILS	800	258
Series 537, 1.50%, 05/31/2037	ILS	305	89
Israel Government International Bond, (Israel),
Reg. S, 2.50%, 01/16/2049	EUR	425	629
2.75%, 07/03/2030		200	209
Italy Buoni Poliennali Del Tesoro, (Italy),
Reg. S, 0.85%, 01/15/2027 (e)	EUR	6,435	7,853
Reg. S, 1.80%, 03/01/2041 (e)	EUR	945	1,191
Reg. S, 0.30%, 08/15/2023 (e)	EUR	1,640	1,952
Reg. S, 0.35%, 02/01/2025	EUR	380	454
Reg. S, 0.60%, 06/15/2023	EUR	1,640	1,964
Reg. S, 0.90%, 08/01/2022	EUR	2,380	2,839
Reg. S, 0.90%, 04/01/2031	EUR	710	852
Reg. S, 0.95%, 09/15/2027 (e)	EUR	685	840
Reg. S, 0.95%, 08/01/2030	EUR	1,510	1,829
Reg. S, 0.95%, 03/01/2037 (e)	EUR	203	232
Reg. S, 1.00%, 07/15/2022	EUR	2,250	2,686
Reg. S, 1.25%, 12/01/2026	EUR	520	649
Reg. S, 1.35%, 04/15/2022	EUR	72	86
Reg. S, 1.35%, 04/01/2030	EUR	1,390	1,745
Reg. S, 1.45%, 11/15/2024	EUR	1,900	2,359
Reg. S, 1.45%, 05/15/2025	EUR	770	960
Reg. S, 1.45%, 03/01/2036 (e)	EUR	710	877
Reg. S, 1.50%, 06/01/2025	EUR	1,620	2,026
Reg. S, 1.50%, 04/30/2045 (e)	EUR	490	577
Reg. S, 1.65%, 12/01/2030 (e)	EUR	1,423	1,829
Reg. S, 1.65%, 03/01/2032 (e)	EUR	513	658
Reg. S, 1.70%, 09/01/2051 (e)	EUR	507	601
Reg. S, 1.75%, 07/01/2024	EUR	1,140	1,422
Reg. S, 1.85%, 07/01/2025 (e)	EUR	2,260	2,867
Reg. S, 2.00%, 12/01/2025	EUR	760	976
Reg. S, 2.00%, 02/01/2028	EUR	140	183
Reg. S, 2.05%, 08/01/2027	EUR	1,290	1,687
Reg. S, 2.10%, 07/15/2026	EUR	1,480	1,921
Reg. S, 2.20%, 06/01/2027	EUR	1,580	2,081
Reg. S, 2.25%, 09/01/2036 (e)	EUR	800	1,094
Reg. S, 2.45%, 09/01/2033 (e)	EUR	863	1,197
Reg. S, 2.50%, 12/01/2024	EUR	500	643
Reg. S, 2.50%, 11/15/2025	EUR	279	366
Reg. S, 2.70%, 03/01/2047 (e)	EUR	320	467
Reg. S, 2.80%, 12/01/2028	EUR	590	818
Reg. S, 2.80%, 03/01/2067 (e)	EUR	540	791
Reg. S, 2.95%, 09/01/2038 (e)	EUR	330	492
Reg. S, 3.00%, 08/01/2029	EUR	900	1,273
Reg. S, 3.10%, 03/01/2040 (e)	EUR	791	1,205
Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,090	1,736
Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,860	4,374

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.45%, 03/01/2048 (e)	EUR	580	959
Reg. S, 3.50%, 03/01/2030 (e)	EUR	1,306	1,926
Reg. S, 3.75%, 09/01/2024	EUR	1,230	1,637
Reg. S, 3.85%, 09/01/2049 (e)	EUR	612	1,083
Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	2,172
Reg. S, 4.50%, 05/01/2023	EUR	2,610	3,371
Reg. S, 4.50%, 03/01/2024	EUR	59	79
Reg. S, 4.50%, 03/01/2026 (e)	EUR	3	4
Reg. S, 4.75%, 08/01/2023 (e)	EUR	1,000	1,313
Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,470	2,275
Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,050	3,959
Reg. S, 5.00%, 03/01/2025 (e)	EUR	890	1,253
Reg. S, 5.00%, 08/01/2034 (e)	EUR	1,080	1,907
Reg. S, 5.00%, 08/01/2039 (e)	EUR	1,061	2,008
Reg. S, 5.00%, 09/01/2040 (e)	EUR	960	1,834
Reg. S, 5.25%, 11/01/2029	EUR	1,407	2,312
Reg. S, 5.50%, 09/01/2022	EUR	760	965
Reg. S, 5.50%, 11/01/2022	EUR	1,414	1,811
Reg. S, 5.75%, 02/01/2033	EUR	682	1,243
Reg. S, 6.00%, 05/01/2031	EUR	1,150	2,051
Reg. S, 6.50%, 11/01/2027	EUR	890	1,468
Reg. S, 7.25%, 11/01/2026	EUR	1,580	2,589
Series 5Y, Reg. S, 2.45%, 10/01/2023	EUR	1,062	1,331
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	789	1,100
Japan Bank for International Cooperation, (Japan), 2.38%, 07/21/2022		200	205
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	1,050
Series 75, 1.96%, 09/19/2031	JPY	100,000	1,062
Japan Finance Corp., (Japan),
Series 57, 0.00%, 10/17/2025	JPY	400,000	3,611
Series 62, 0.00%, 07/31/2024	JPY	1,870,000	16,882
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	200	236
Series 4, 0.31%, 07/28/2023	JPY	1,000,000	9,095
Series 39, 0.82%, 08/26/2022	JPY	10,000	91
Series 55, 0.78%, 12/28/2023	JPY	100,000	922
Series 69, 0.48%, 02/28/2025	JPY	100,000	919
Series 72, 0.51%, 05/23/2025	JPY	1,016,000	9,366
Series 2022, 2.32%, 06/18/2027	JPY	1,400,000	14,380
Japan Government Five Year Bond, (Japan),
Series 135, 0.10%, 03/20/2023	JPY	3,819,750	34,651
Series 136, 0.10%, 06/20/2023	JPY	2,000,000	18,155
Series 137, 0.10%, 09/20/2023	JPY	1,675,050	15,215
Series 143, 0.10%, 03/20/2025	JPY	934,600	8,512
Series 144, 0.10%, 06/20/2025	JPY	329,000	2,998
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	1,300
Series 3, 2.20%, 03/20/2050	JPY	2,683,300	34,038
Series 4, 2.20%, 03/20/2051	JPY	540,200	6,879
Series 5, 2.00%, 03/20/2052	JPY	362,900	4,479

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 7, 1.70%, 03/20/2054	JPY	50,200	589
Series 8, 1.40%, 03/20/2055	JPY	278,900	3,062
Series 9, 0.40%, 03/20/2056	JPY	36,500	301
Series 10, 0.90%, 03/20/2057	JPY	261,400	2,518
Series 11, 0.80%, 03/20/2058	JPY	802,900	7,507
Series 12, 0.50%, 03/20/2059	JPY	1,099,550	9,297
Series 13, 0.50%, 03/20/2060	JPY	650,050	5,479
Japan Government Ten Year Bond, (Japan),
Series 328, 0.60%, 03/20/2023	JPY	378,650	3,468
Series 329, 0.80%, 06/20/2023	JPY	731,950	6,746
Series 330, 0.80%, 09/20/2023	JPY	5,612,350	51,843
Series 336, 0.50%, 12/20/2024	JPY	523,900	4,840
Series 342, 0.10%, 03/20/2026	JPY	720,300	6,565
Series 343, 0.10%, 06/20/2026	JPY	988,200	9,007
Series 344, 0.10%, 09/20/2026	JPY	2,222,800	20,261
Series 345, 0.10%, 12/20/2026	JPY	7,942,800	72,433
Series 346, 0.10%, 03/20/2027	JPY	1,000,000	9,118
Series 347, 0.10%, 06/20/2027	JPY	1,381,350	12,593
Series 348, 0.10%, 09/20/2027	JPY	3,407,900	31,062
Series 349, 0.10%, 12/20/2027	JPY	2,115,800	19,284
Series 350, 0.10%, 03/20/2028	JPY	1,093,350	9,965
Series 352, 0.10%, 09/20/2028	JPY	743,400	6,765
Series 354, 0.10%, 03/20/2029	JPY	142,650	1,297
Series 355, 0.10%, 06/20/2029	JPY	156,050	1,419
Series 356, 0.10%, 09/20/2029	JPY	2,081,850	18,913
Series 357, 0.10%, 12/20/2029	JPY	972,650	8,829
Series 358, 0.10%, 03/20/2030	JPY	1,115,100	10,114
Series 359, 0.10%, 06/20/2030	JPY	4,656,500	42,209
Series 360, 0.10%, 09/20/2030	JPY	910,250	8,240
Series 361, 0.10%, 12/20/2030	JPY	434,100	3,924
Japan Government Thirty Year Bond, (Japan),
Series 4, 2.90%, 11/20/2030	JPY	149,300	1,712
Series 11, 1.70%, 06/20/2033	JPY	100,000	1,067
Series 19, 2.30%, 06/20/2035	JPY	3,067,700	35,496
Series 20, 2.50%, 09/20/2035	JPY	82,250	975
Series 21, 2.30%, 12/20/2035	JPY	749,850	8,714
Series 32, 2.30%, 03/20/2040	JPY	225,850	2,718
Series 33, 2.00%, 09/20/2040	JPY	3,575,400	41,435
Series 34, 2.20%, 03/20/2041	JPY	764,100	9,143
Series 35, 2.00%, 09/20/2041	JPY	480,950	5,612
Series 37, 1.90%, 09/20/2042	JPY	1,558,300	18,016
Series 38, 1.80%, 03/20/2043	JPY	103,400	1,180
Series 39, 1.90%, 06/20/2043	JPY	198,200	2,301
Series 42, 1.70%, 03/20/2044	JPY	688,300	7,752
Series 44, 1.70%, 09/20/2044	JPY	224,350	2,533
Series 45, 1.50%, 12/20/2044	JPY	2,900	32
Series 46, 1.50%, 03/20/2045	JPY	711,600	7,759
Series 47, 1.60%, 06/20/2045	JPY	627,000	6,971
Series 48, 1.40%, 09/20/2045	JPY	2,360,800	25,313
Series 49, 1.40%, 12/20/2045	JPY	438,550	4,703
Series 50, 0.80%, 03/20/2046	JPY	366,700	3,475

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 51, 0.30%, 06/20/2046	JPY	112,550	947
Series 52, 0.50%, 09/20/2046	JPY	86,100	760
Series 53, 0.60%, 12/20/2046	JPY	9,550	86
Series 56, 0.80%, 09/20/2047	JPY	2,362,650	22,299
Series 57, 0.80%, 12/20/2047	JPY	326,000	3,074
Series 58, 0.80%, 03/20/2048	JPY	176,250	1,661
Series 61, 0.70%, 12/20/2048	JPY	146,700	1,347
Series 62, 0.50%, 03/20/2049	JPY	2,351,650	20,463
Series 63, 0.40%, 06/20/2049	JPY	8,650	73
Series 64, 0.40%, 09/20/2049	JPY	61,800	522
Series 65, 0.40%, 12/20/2049	JPY	517,250	4,360
Series 66, 0.40%, 03/20/2050	JPY	455,350	3,837
Series 67, 0.60%, 06/20/2050	JPY	477,500	4,238
Series 68, 0.60%, 09/20/2050	JPY	131,500	1,166
Series 69, 0.70%, 12/20/2050	JPY	360,100	3,278
Japan Government Twenty Year Bond, (Japan),
Series 75, 2.10%, 03/20/2025	JPY	37,000	363
Series 80, 2.10%, 06/20/2025	JPY	517,000	5,105
Series 82, 2.10%, 09/20/2025	JPY	1,631,800	16,192
Series 92, 2.10%, 12/20/2026	JPY	196,250	1,993
Series 94, 2.10%, 03/20/2027	JPY	47,500	484
Series 96, 2.10%, 06/20/2027	JPY	93,350	956
Series 99, 2.10%, 12/20/2027	JPY	771,550	7,968
Series 105, 2.10%, 09/20/2028	JPY	25,450	266
Series 109, 1.90%, 03/20/2029	JPY	6,139,250	63,769
Series 118, 2.00%, 06/20/2030	JPY	1,865,000	19,837
Series 121, 1.90%, 09/20/2030	JPY	1,808,800	19,139
Series 122, 1.80%, 09/20/2030	JPY	965,200	10,131
Series 123, 2.10%, 12/20/2030	JPY	167,000	1,801
Series 124, 2.00%, 12/20/2030	JPY	253,200	2,708
Series 125, 2.20%, 03/20/2031	JPY	390,200	4,255
Series 126, 2.00%, 03/20/2031	JPY	845,200	9,065
Series 133, 1.80%, 12/20/2031	JPY	526,850	5,601
Series 140, 1.70%, 09/20/2032	JPY	2,049,100	21,722
Series 145, 1.70%, 06/20/2033	JPY	109,050	1,164
Series 146, 1.70%, 09/20/2033	JPY	104,950	1,122
Series 148, 1.50%, 03/20/2034	JPY	970,000	10,182
Series 149, 1.50%, 06/20/2034	JPY	4,177,850	43,911
Series 150, 1.40%, 09/20/2034	JPY	6,281,850	65,353
Series 151, 1.20%, 12/20/2034	JPY	585,550	5,956
Series 152, 1.20%, 03/20/2035	JPY	1,277,600	13,010
Series 153, 1.30%, 06/20/2035	JPY	800,000	8,252
Series 154, 1.20%, 09/20/2035	JPY	622,650	6,349
Series 155, 1.00%, 12/20/2035	JPY	963,350	9,578
Series 156, 0.40%, 03/20/2036	JPY	1,111,200	10,170
Series 157, 0.20%, 06/20/2036	JPY	127,600	1,131
Series 161, 0.60%, 06/20/2037	JPY	562,450	5,272
Series 164, 0.50%, 03/20/2038	JPY	349,100	3,212
Series 165, 0.50%, 06/20/2038	JPY	397,450	3,649
Series 166, 0.70%, 09/20/2038	JPY	22,000	209
Series 167, 0.50%, 12/20/2038	JPY	1,278,150	11,710

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 168, 0.40%, 03/20/2039	JPY	689,000	6,190
Series 172, 0.40%, 03/20/2040	JPY	145,000	1,295
Series 173, 0.40%, 06/20/2040	JPY	872,500	7,782
Series 174, 0.40%, 09/20/2040	JPY	2,985,300	26,594
Series 175, 0.50%, 12/20/2040	JPY	407,050	3,692
Japan Government Two Year Bond, (Japan), Series 415, 0.10%, 08/01/2022	JPY	959,300	8,689
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,957
Series 108, 1.43%, 06/18/2027	JPY	100,000	977
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,806
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	99,217	923
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	781
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	200	235
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	450	877
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	772	1,550
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	530	897
Series 68, Reg. S, 2.25%, 06/22/2023	EUR	762	952
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	400	795
Series 72, Reg. S, 2.60%, 06/22/2024 (e)	EUR	80	104
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,150	3,458
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	870	1,080
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	477	619
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	493	722
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,200	1,519
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	920	1,303
Series 79, Reg. S, 0.20%, 10/22/2023 (e)	EUR	650	779
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	290	491
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	100	126
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	780	951
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	290	488
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	190	261
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	1,400	1,777
Series 86, Reg. S, 1.25%, 04/22/2033	EUR	700	937
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	730	936
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	470	684
Series 89, Reg. S, 0.10%, 06/22/2030	EUR	722	864
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	260	299
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	1,040	1,250
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	258	261
Series 65, Reg. S, 4.25%, 09/28/2022 (e)	EUR	460	579
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	100	117
Reg. S, 0.63%, 04/20/2026	EUR	500	613
Kommunekredit, (Denmark),
Reg. S, 0.25%, 03/29/2023	EUR	175	208
Reg. S, 0.50%, 01/24/2025	EUR	700	851
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 1.50%, 05/12/2025	SEK	3,000	361

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	590
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	336
Series G23, Reg. S, 0.63%, 06/01/2023	SEK	100	12
Series G24, Reg. S, 0.38%, 03/27/2024	SEK	4,880	563
Korea Development Bank (The), (South Korea), 6.00%, 01/22/2025	IDR	15,000,000	1,027
Korea Housing Finance Corp., (South Korea), Reg. S, 0.10%, 06/18/2024	EUR	100	119
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	320
Korea National Oil Corp., (South Korea), Reg. S, 0.00%, 10/04/2024	CHF	300	321
Korea Treasury Bond, (South Korea),
Series 2212, 1.25%, 12/10/2022	KRW	6,850,000	6,088
Series 2306, 1.00%, 06/10/2023	KRW	41,745,000	36,849
Series 2509, 1.13%, 09/10/2025	KRW	18,030,000	15,629
Series 2612, 1.50%, 12/10/2026	KRW	9,600,000	8,377
Series 2912, 1.38%, 12/10/2029	KRW	24,541,000	20,664
Series 3006, 1.38%, 06/10/2030	KRW	1,200,000	1,004
Series 3609, 1.50%, 09/10/2036	KRW	900,000	725
Series 3909, 1.13%, 09/10/2039	KRW	39,443,630	29,274
Series 5003, 1.50%, 03/10/2050	KRW	12,127,000	9,194
Series 6609, 1.50%, 09/10/2066	KRW	2,340,000	1,669
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.05%, 09/06/2029	EUR	100	119
Reg. S, 0.13%, 03/07/2024	EUR	180	215
Reg. S, 1.25%, 02/23/2033	EUR	200	265
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.63%, 01/27/2026	EUR	380	468
Series 120, Reg. S, 2.00%, 11/13/2023	EUR	220	275
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	576
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	570	705
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	352
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	87
Land Thueringen, (Germany), Reg. S, 0.05%, 05/06/2030	EUR	260	307
Latvia Government International Bond, (Latvia),
Reg. S, 1.13%, 05/30/2028	EUR	390	500
Reg. S, 1.38%, 05/16/2036	EUR	110	151
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	84
Reg. S, 0.50%, 07/28/2050	EUR	140	158
Reg. S, 0.75%, 05/06/2030	EUR	440	549
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	240	288
Reg. S, 0.00%, 11/13/2026	EUR	130	156
Reg. S, 0.00%, 04/28/2030	EUR	150	178
Malaysia Government Bond, (Malaysia),
Series 118, 3.88%, 03/14/2025	MYR	2,000	505
Series 215, 3.80%, 09/30/2022	MYR	1,000	247
Series 216, 4.74%, 03/15/2046	MYR	7,200	1,803
Series 217, 4.06%, 09/30/2024	MYR	12,000	3,048
Series 218, 3.76%, 04/20/2023	MYR	15,000	3,735
Series 219, 3.89%, 08/15/2029	MYR	3,800	955

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 317, 4.76%, 04/07/2037	MYR	2,200	562
Series 318, 4.64%, 11/07/2033	MYR	10,000	2,553
Series 319, 3.48%, 06/14/2024	MYR	5,500	1,372
Series 418, 4.89%, 06/08/2038	MYR	11,600	2,994
Series 518, 4.92%, 07/06/2048	MYR	1,800	458
Series 519, 3.76%, 05/22/2040	MYR	30	7
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	31,630	8,053
Series 217, 4.05%, 08/15/2024	MYR	3,090	786
Series 218, 4.37%, 10/31/2028	MYR	7,600	1,968
Series 418, 3.73%, 03/31/2022	MYR	1,800	442
Series 517, 4.76%, 08/04/2037	MYR	1,600	406
Series 615, 4.79%, 10/31/2035	MYR	6,300	1,617
Series 617, 4.72%, 06/15/2033	MYR	3,000	775
Series 719, 3.15%, 05/15/2023	MYR	9,000	2,217
Mexican Bonos, (Mexico),
Series M, 7.75%, 05/29/2031	MXN	12,000	625
Series M 20, 7.50%, 06/03/2027	MXN	7,000	365
Series M 20, 8.50%, 05/31/2029	MXN	1,000	55
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	600	681
1.35%, 09/18/2027	EUR	1,575	1,907
1.63%, 04/08/2026	EUR	100	124
2.13%, 10/25/2051	EUR	300	293
3.00%, 03/06/2045	EUR	425	514
4.60%, 02/10/2048		250	255
5.75%, 10/12/2110		20	22
6.75%, 02/06/2024	GBP	100	161
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.01%, 06/23/2027	EUR	500	594
Reg. S, 0.38%, 10/13/2026	EUR	300	364
Reg. S, 1.00%, 01/23/2051	EUR	100	120
Reg. S, 1.38%, 11/21/2033	EUR	300	398
Reg. S, 1.50%, 07/12/2038	EUR	100	134
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	160
2.55%, 10/09/2029	CAD	300	250
2.80%, 12/03/2023	CAD	1,000	843
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.05%, 01/28/2030	EUR	250	295
0.13%, 09/25/2023	EUR	400	477
Reg. S, 0.25%, 06/07/2024	EUR	683	821
Reg. S, 0.50%, 01/19/2023	EUR	260	311
Reg. S, 0.75%, 10/04/2041	EUR	100	121
Reg. S, 1.00%, 03/01/2028	EUR	300	381
Reg. S, 1.25%, 05/27/2036	EUR	140	185
Reg. S, 1.50%, 06/15/2039	EUR	160	221
5.20%, 03/31/2025	CAD	1,000	922
Netherlands Government Bond, (Netherlands),
Reg. S, 4.00%, 01/15/2037 (e)	EUR	621	1,181
Reg. S, 0.00%, 01/15/2027 (e)	EUR	990	1,195

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.00%, 07/15/2030 (e)	EUR	620	743
Reg. S, 0.00%, 01/15/2052 (e)	EUR	359	380
Reg. S, 0.25%, 07/15/2029 (e)	EUR	423	520
Reg. S, 0.50%, 07/15/2026 (e)	EUR	460	570
Reg. S, 0.50%, 01/15/2040 (e)	EUR	484	603
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,520	1,922
Reg. S, 0.75%, 07/15/2028 (e)	EUR	120	153
Reg. S, 1.75%, 07/15/2023 (e)	EUR	1,605	1,988
Reg. S, 2.00%, 07/15/2024 (e)	EUR	560	715
Reg. S, 2.25%, 07/15/2022 (e)	EUR	812	988
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,150	3,299
Reg. S, 2.75%, 01/15/2047 (e)	EUR	1,030	1,969
Reg. S, 3.75%, 01/15/2042 (e)	EUR	710	1,442
Reg. S, 5.50%, 01/15/2028 (e)	EUR	666	1,100
New South Wales Treasury Corp., (Australia),
Reg. S, 1.00%, 02/08/2024	AUD	500	387
Reg. S, 1.25%, 03/20/2025	AUD	3,000	2,341
Reg. S, 2.00%, 03/20/2031	AUD	1,900	1,447
Reg. S, 2.00%, 03/08/2033	AUD	1,500	1,111
2.25%, 05/07/2041	AUD	700	480
Reg. S, 3.00%, 03/20/2028	AUD	1,800	1,515
Reg. S, 3.00%, 02/20/2030	AUD	200	167
Series 22, 6.00%, 03/01/2022	AUD	600	480
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	4,100	3,454
New Zealand Government Bond, (New Zealand),
0.25%, 05/15/2028	NZD	3,700	2,386
0.50%, 05/15/2024	NZD	5,500	3,841
1.50%, 05/15/2031	NZD	2,700	1,830
1.75%, 05/15/2041	NZD	630	378
Series 423, Reg. S, 5.50%, 04/15/2023	NZD	3,250	2,509
Series 425, Reg. S, 2.75%, 04/15/2025	NZD	600	453
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	730	610
Series 429, 3.00%, 04/20/2029	NZD	280	217
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	1,980	1,595
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	2,050	1,505
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 2.00%, 04/15/2037	NZD	200	122
3.50%, 04/14/2033	NZD	300	229
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	600	444
Reg. S, 2.75%, 04/21/2027	AUD	2,200	1,817
Norway Government Bond, (Norway),
Series 475, Reg. S, 2.00%, 05/24/2023 (e)	NOK	1,590	192
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	3,240	404
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	1,920	232
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	1,020	122
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	370
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	1,450	177
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	365
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	1,629	185

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	3,270	379
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	300
Reg. S, 0.45%, 05/13/2025	EUR	2,700	3,241
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,000	621
Ontario Teachers’ Finance Trust, (Canada), Reg. S, 0.50%, 05/06/2025	EUR	2,100	2,543
Panama Government International Bond, (Panama),
2.25%, 09/29/2032		435	413
6.70%, 01/26/2036		60	81
Peruvian Government International Bond, (Peru),
2.39%, 01/23/2026		105	108
Reg. S, 2.75%, 01/30/2026	EUR	425	555
2.78%, 01/23/2031		110	110
3.55%, 03/10/2051		50	48
Reg. S, 6.90%, 08/12/2037	PEN	1,000	287
Philippine Government International Bond, (Philippines),
1.65%, 06/10/2031		200	189
2.46%, 05/05/2030		200	202
9.50%, 02/02/2030		100	155
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.48%, 10/18/2030 (e)	EUR	770	924
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,455	1,798
Reg. S, 0.90%, 10/12/2035 (e)	EUR	337	410
Reg. S, 1.00%, 04/12/2052 (e)	EUR	100	110
Reg. S, 1.95%, 06/15/2029 (e)	EUR	233	315
Reg. S, 2.13%, 10/17/2028 (e)	EUR	410	559
Reg. S, 2.20%, 10/17/2022 (e)	EUR	740	905
Reg. S, 2.88%, 10/15/2025 (e)	EUR	610	821
Reg. S, 2.88%, 07/21/2026 (e)	EUR	580	795
Reg. S, 3.88%, 02/15/2030 (e)	EUR	50	78
Reg. S, 4.10%, 04/15/2037 (e)	EUR	510	909
Reg. S, 4.10%, 02/15/2045 (e)	EUR	500	965
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	711
Reg. S, 5.65%, 02/15/2024 (e)	EUR	920	1,270
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	300	429
Province of Alberta Canada, (Canada),
Reg. S, 1.50%, 12/15/2022	GBP	400	563
2.20%, 06/01/2026	CAD	600	495
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	200	162
7.25%, 09/01/2036		50	77
7.88%, 11/30/2023	CAD	120	112
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	420
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	176
Province of Ontario Canada, (Canada),
Reg. S, 0.25%, 12/15/2026	GBP	1,000	1,339
Reg. S, 0.50%, 12/15/2023	GBP	500	692
Reg. S, 0.63%, 04/17/2025	EUR	400	488
5.60%, 06/02/2035	CAD	300	327

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Province of Quebec Canada, (Canada),
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,280
Reg. S, 2.38%, 01/22/2024	EUR	425	538
3.50%, 12/01/2045	CAD	200	179
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	300	256
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	1,700	1,255
Reg. S, 1.75%, 07/20/2034 (e)	AUD	1,100	770
Reg. S, 2.25%, 04/16/2040 (e)	AUD	1,100	761
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,000	1,706
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,500	1,303
Series 23, Reg. S, 4.25%, 07/21/2023 (e)	AUD	3,500	2,904
Series 24, Reg. S, 5.75%, 07/22/2024	AUD	1,100	983
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	1,000	851
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	800	664
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	2,100	1,796
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	200	239
Regie Autonome des Transports Parisiens, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	360
Reg. S, 0.88%, 05/25/2027	EUR	100	124
Reg. S, 1.75%, 05/25/2031	EUR	500	673
Region of Ile de France, (France),
Reg. S, 0.50%, 06/14/2025	EUR	200	243
Reg. S, 3.63%, 03/27/2024	EUR	100	131
Region Wallonne Belgium, (Belgium),
Reg. S, 0.05%, 06/22/2025	EUR	800	951
Reg. S, 0.25%, 05/03/2026	EUR	300	360
Reg. S, 1.05%, 06/22/2040	EUR	100	122
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 04/20/2023 (e)	EUR	850	1,010
Reg. S, 0.00%, 07/15/2023 (e)	EUR	700	833
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	335
Reg. S, 0.00%, 02/20/2030 (e)	EUR	347	413
Reg. S, 0.00%, 02/20/2031 (e)	EUR	100	118
Reg. S, 0.00%, 10/20/2040 (e)	EUR	150	164
Reg. S, 0.50%, 04/20/2027 (e)	EUR	600	746
Reg. S, 0.50%, 02/20/2029 (e)	EUR	610	759
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	1,254
Reg. S, 0.75%, 02/20/2028 (e)	EUR	440	556
Reg. S, 0.75%, 03/20/2051 (e)	EUR	355	441
Reg. S, 0.85%, 06/30/2120 (e)	EUR	75	85
Reg. S, 1.50%, 02/20/2047 (e)	EUR	317	466
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	305
Reg. S, 2.10%, 09/20/2117 (e)	EUR	320	654
Reg. S, 2.40%, 05/23/2034 (e)	EUR	752	1,149
Reg. S, 3.15%, 06/20/2044 (e)	EUR	330	627
Reg. S, 3.65%, 04/20/2022 (e)	EUR	790	968
Reg. S, 3.80%, 01/26/2062 (e)	EUR	150	377
Reg. S, 4.15%, 03/15/2037 (e)	EUR	530	1,010
Reg. S, 4.85%, 03/15/2026 (e)	EUR	570	850
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	1,468	1,862

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Republic of Italy Government International Bond, (Italy),
2.88%, 10/17/2029		200	203
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,490
Reg. S, 5.13%, 07/31/2024	EUR	520	713
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,868
Republic of Poland Government Bond, (Poland),
Series 424, 2.50%, 04/25/2024	PLN	1,639	442
Series 428, 2.75%, 04/25/2028	PLN	500	139
Series 447, 4.00%, 04/25/2047	PLN	160	56
Series 722, Zero Coupon, 07/25/2022	PLN	2,880	728
Series 726, 2.50%, 07/25/2026	PLN	770	211
Series 727, 2.50%, 07/25/2027	PLN	5,420	1,488
Series 922, 5.75%, 09/23/2022	PLN	1,690	463
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,602
Series 1029, 2.75%, 10/25/2029	PLN	2,800	784
Series 1030, 1.25%, 10/25/2030	PLN	579	142
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 07/07/2023	EUR	425	502
Reg. S, 0.00%, 02/10/2025	EUR	60	71
Reg. S, 0.88%, 05/10/2027	EUR	1,000	1,242
Reg. S, 1.13%, 08/07/2026	EUR	925	1,158
Reg. S, 2.00%, 03/08/2049	EUR	53	80
Romania Government Bond, (Romania), Series 5Y, 3.65%, 07/28/2025	RON	1,000	249
Romanian Government International Bond, (Romania),
Reg. S, 2.75%, 02/26/2026	EUR	15	20
Reg. S, 2.88%, 10/28/2024	EUR	775	996
Reg. S, 3.38%, 02/08/2038	EUR	225	285
Reg. S, 3.38%, 01/28/2050	EUR	665	815
Reg. S, 3.62%, 05/26/2030	EUR	975	1,310
Russian Federal Bond—OFZ, (Russia),
Series 6207, 8.15%, 02/03/2027	RUB	32,780	464
Series 6212, 7.05%, 01/19/2028	RUB	53,210	713
Series 6220, 7.40%, 12/07/2022	RUB	20,430	278
Series 6221, 7.70%, 03/23/2033	RUB	27,810	388
Series 6222, 7.10%, 10/16/2024	RUB	69,940	951
Series 6223, 6.50%, 02/28/2024	RUB	70,390	942
Series 6225, 7.25%, 05/10/2034	RUB	22,444	302
Series 6226, 7.95%, 10/07/2026	RUB	951	13
Series 6228, 7.65%, 04/10/2030	RUB	58,968	818
Series 6233, 6.10%, 07/18/2035	RUB	17,890	216
Russian Foreign Bond—Eurobond, (Russia), Reg. S, 2.88%, 12/04/2025	EUR	300	383
Saitama Prefecture, (Japan), Series 7, 2.29%, 06/22/2029	JPY	500,000	5,320
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	100	120
Reg. S, 2.00%, 07/09/2039	EUR	300	366
SFIL SA, (France),
Reg. S, 0.00%, 05/24/2024	EUR	200	238
Reg. S, 0.13%, 10/18/2024	EUR	500	596
Singapore Government Bond, (Singapore),
2.00%, 02/01/2024	SGD	7,700	5,938

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
2.13%, 06/01/2026	SGD	600	469
2.25%, 08/01/2036	SGD	600	457
2.38%, 06/01/2025	SGD	600	474
2.38%, 07/01/2039	SGD	1,320	1,023
2.63%, 05/01/2028	SGD	5,450	4,378
2.75%, 04/01/2042	SGD	2,710	2,237
2.75%, 03/01/2046	SGD	960	798
2.88%, 09/01/2030	SGD	1,015	829
3.13%, 09/01/2022	SGD	500	386
3.38%, 09/01/2033	SGD	1,150	986
Slovakia Government Bond, (Slovakia),
Series 225, Reg. S, 3.00%, 02/28/2023	EUR	370	463
Series 231, 0.63%, 05/22/2026	EUR	860	1,063
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	180	273
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	868	1,121
Slovenia Government Bond, (Slovenia),
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	706
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	162
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	285
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	187
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	112	158
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	200	242
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	242
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	250
Reg. S, 1.13%, 05/19/2027	EUR	400	505
Reg. S, 1.50%, 05/29/2037	EUR	300	400
Reg. S, 2.00%, 11/12/2026	CHF	300	359
Reg. S, 2.00%, 02/05/2048	EUR	100	141
Reg. S, 5.00%, 10/10/2033	EUR	200	366
Reg. S, 5.00%, 03/11/2052	GBP	145	336
Reg. S, 5.25%, 12/07/2028	GBP	300	537
Societe Du Grand Paris EPIC, (France),
Reg. S, 0.70%, 10/15/2060	EUR	200	208
Reg. S, 1.13%, 10/22/2028	EUR	700	895
Reg. S, 1.13%, 05/25/2034	EUR	200	256
Reg. S, 1.70%, 05/25/2050	EUR	300	420
Societe Nationale SNCF SA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	300	366
Reg. S, 1.00%, 05/25/2040	EUR	100	118
Reg. S, 1.50%, 02/02/2029	EUR	100	129
Reg. S, 4.63%, 02/02/2024	EUR	300	402
Reg. S, 5.38%, 03/18/2027	GBP	400	683
South Australian Government Financing Authority, (Australia),
2.75%, 05/24/2030	AUD	500	408
Series 23, 4.25%, 11/20/2023	AUD	350	294
Series 24, Reg. S, 2.25%, 08/15/2024	AUD	400	322
Series 26, Reg. S, 3.00%, 07/20/2026	AUD	1,600	1,344
Spain Government Bond, (Spain),
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,170	2,780
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	4,606

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
0.00%, 04/30/2023	EUR	3,350	3,968
0.00%, 01/31/2025	EUR	1,479	1,759
Reg. S, 0.10%, 04/30/2031 (e)	EUR	148	170
0.35%, 07/30/2023	EUR	1,880	2,248
0.40%, 04/30/2022	EUR	1,099	1,302
Reg. S, 0.50%, 04/30/2030 (e)	EUR	1,128	1,357
Reg. S, 0.60%, 10/31/2029 (e)	EUR	680	828
Reg. S, 0.80%, 07/30/2027 (e)	EUR	1,640	2,033
Reg. S, 1.00%, 10/31/2050 (e)	EUR	1,180	1,295
Reg. S, 1.20%, 10/31/2040 (e)	EUR	990	1,208
Reg. S, 1.30%, 10/31/2026 (e)	EUR	1,121	1,427
Reg. S, 1.40%, 04/30/2028 (e)	EUR	230	297
Reg. S, 1.45%, 10/31/2027 (e)	EUR	1,840	2,375
Reg. S, 1.45%, 04/30/2029 (e)	EUR	3,020	3,926
Reg. S, 1.45%, 10/31/2071 (e)	EUR	220	238
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,750	2,260
Reg. S, 1.60%, 04/30/2025 (e)	EUR	430	545
Reg. S, 1.85%, 07/30/2035 (e)	EUR	1,650	2,245
Reg. S, 1.95%, 04/30/2026 (e)	EUR	340	444
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,340	1,821
Reg. S, 2.35%, 07/30/2033 (e)	EUR	850	1,215
Reg. S, 2.75%, 10/31/2024 (e)	EUR	1,693	2,211
Reg. S, 2.90%, 10/31/2046 (e)	EUR	600	977
Reg. S, 3.45%, 07/30/2066 (e)	EUR	784	1,470
Reg. S, 3.80%, 04/30/2024 (e)	EUR	940	1,247
Reg. S, 4.20%, 01/31/2037 (e)	EUR	807	1,438
Reg. S, 4.40%, 10/31/2023 (e)	EUR	770	1,017
Reg. S, 4.65%, 07/30/2025 (e)	EUR	1,763	2,518
Reg. S, 4.70%, 07/30/2041 (e)	EUR	910	1,804
Reg. S, 4.90%, 07/30/2040 (e)	EUR	936	1,878
Reg. S, 5.15%, 10/31/2028 (e)	EUR	1,623	2,638
Reg. S, 5.15%, 10/31/2044 (e)	EUR	850	1,843
5.75%, 07/30/2032	EUR	1,158	2,163
Reg. S, 5.90%, 07/30/2026 (e)	EUR	16	25
6.00%, 01/31/2029	EUR	1,430	2,454
Series 5YR, Reg. S, 0.25%, 07/30/2024 (e)	EUR	3	4
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	741	1,175
State of Brandenburg, (Germany), Reg. S, 1.45%, 11/26/2038	EUR	180	247
State of Bremen, (Germany),
Series 191, Reg. S, 1.88%, 03/18/2024	EUR	580	728
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	52
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	34
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	35
State of Hesse, (Germany),
Reg. S, 0.88%, 12/10/2024	EUR	600	739
Reg. S, 1.38%, 06/10/2024	EUR	490	609
Series 1701, Reg. S, 0.13%, 01/25/2024	EUR	492	588
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	286
State of Lower Saxony, (Germany),
Reg. S, 0.01%, 01/10/2031	EUR	479	561
Reg. S, 0.05%, 03/09/2035	EUR	277	314

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.25%, 02/06/2024	EUR	325	390
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	405
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.20%, 04/09/2030	EUR	100	120
Reg. S, 0.20%, 01/27/2051	EUR	80	84
Reg. S, 0.38%, 02/16/2023	EUR	400	477
Reg. S, 0.38%, 09/02/2050	EUR	210	233
Reg. S, 0.75%, 08/16/2041	EUR	360	442
Reg. S, 0.80%, 07/30/2049	EUR	100	124
Reg. S, 0.95%, 01/10/2121	EUR	60	60
Reg. S, 1.38%, 01/15/2120	EUR	140	178
Reg. S, 1.45%, 02/16/2043	EUR	100	140
Reg. S, 1.65%, 02/22/2038	EUR	110	155
Reg. S, 1.65%, 05/16/2047	EUR	80	118
Reg. S, 1.75%, 10/26/2057	EUR	100	156
Reg. S, 1.75%, 07/11/2068	EUR	20	31
Reg. S, 1.88%, 09/15/2022	EUR	600	729
Reg. S, 1.88%, 03/15/2024	EUR	630	791
Reg. S, 2.15%, 03/21/2119	EUR	202	356
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	147	164
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	110	143
Series 790, Reg. S, 4.38%, 04/29/2022	EUR	640	790
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	517
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	360	441
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.38%, 01/26/2027	EUR	220	269
Reg. S, 0.75%, 01/19/2026	EUR	350	433
State of Saxony-Anhalt, (Germany), Reg. S, 1.88%, 04/10/2024	EUR	300	377
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.13%, 06/12/2029	EUR	160	191
Reg. S, 0.50%, 03/22/2029	EUR	140	173
Reg. S, 0.63%, 08/31/2028	EUR	140	174
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	351
Sweden Government Bond, (Sweden),
Series 1053, 3.50%, 03/30/2039	SEK	2,210	370
Series 1054, 3.50%, 06/01/2022	SEK	6,250	747
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	1,000	137
Series 1057, Reg. S, 1.50%, 11/13/2023 (e)	SEK	7,010	840
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	4,770	577
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	3,560	425
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	2,490	296
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	3,640	405
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	640	67
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 04/24/2023	EUR	700	833
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	240	262
Reg. S, 0.00%, 06/26/2034	CHF	520	560
Reg. S, 0.00%, 07/24/2039	CHF	130	138
Reg. S, 0.50%, 05/27/2030	CHF	330	377
Reg. S, 0.50%, 06/28/2045	CHF	60	72

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 05/30/2058	CHF	160	204
Reg. S, 1.25%, 06/11/2024	CHF	410	462
Reg. S, 1.25%, 06/27/2037	CHF	230	295
Reg. S, 1.50%, 07/24/2025	CHF	190	220
Reg. S, 1.50%, 04/30/2042	CHF	140	196
Reg. S, 2.00%, 05/25/2022	CHF	200	218
Reg. S, 2.00%, 06/25/2064	CHF	80	158
Reg. S, 3.25%, 06/27/2027	CHF	510	668
Reg. S, 4.00%, 04/08/2028	CHF	273	381
Reg. S, 4.00%, 01/06/2049	CHF	130	290
Thailand Government Bond, (Thailand),
1.45%, 12/17/2024	THB	58,000	1,901
1.60%, 12/17/2029	THB	37,000	1,170
1.88%, 06/17/2049	THB	64,000	1,612
2.00%, 12/17/2022	THB	61,000	2,004
2.00%, 06/17/2042	THB	19,000	537
2.13%, 12/17/2026	THB	1,570	53
2.40%, 12/17/2023	THB	220,000	7,383
2.88%, 12/17/2028	THB	282,000	9,822
2.88%, 06/17/2046	THB	15,000	482
3.30%, 06/17/2038	THB	202,300	7,082
3.60%, 06/17/2067	THB	53,000	1,878
3.65%, 06/20/2031	THB	50,000	1,853
Tokyo Metropolitan Government, (Japan),
Series 716, 0.77%, 12/20/2022	JPY	100,000	914
Series 726, 0.73%, 12/20/2023	JPY	1,800,000	16,568
Series 727, 0.72%, 12/20/2023	JPY	1,200,000	11,043
Series 747, 0.48%, 09/19/2025	JPY	200,000	1,843
Treasury Corp. of Victoria, (Australia),
1.00%, 11/20/2023	AUD	3,650	2,828
1.25%, 11/19/2027	AUD	1,600	1,212
Reg. S, 1.50%, 09/10/2031	AUD	2,400	1,726
Reg. S, 2.25%, 11/20/2034	AUD	3,800	2,828
2.25%, 11/20/2041	AUD	500	338
Reg. S, 3.00%, 10/20/2028	AUD	1,200	1,009
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	237
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	117
Reg. S, 0.10%, 11/25/2026	EUR	600	718
Reg. S, 0.25%, 11/25/2029	EUR	1,000	1,200
Reg. S, 0.25%, 07/16/2035	EUR	200	232
Reg. S, 0.63%, 03/03/2026	EUR	100	123
Reg. S, 0.88%, 10/25/2022	EUR	1,100	1,317
Reg. S, 1.25%, 10/21/2027	EUR	200	257
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2023	GBP	1,430	1,972
Reg. S, 0.13%, 01/31/2024	GBP	1,180	1,623
Reg. S, 0.13%, 01/30/2026	GBP	160	218
Reg. S, 0.38%, 10/22/2030	GBP	1,669	2,196
Reg. S, 0.50%, 07/22/2022	GBP	1,970	2,733
Reg. S, 0.50%, 10/22/2061	GBP	876	910
Reg. S, 0.63%, 06/07/2025	GBP	2,690	3,762
Reg. S, 0.63%, 07/31/2035	GBP	590	751

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.63%, 10/22/2050	GBP	1,389	1,562
Reg. S, 0.75%, 07/22/2023	GBP	1,850	2,588
Reg. S, 0.88%, 10/22/2029	GBP	2,290	3,182
Reg. S, 1.00%, 04/22/2024	GBP	1,510	2,135
Reg. S, 1.25%, 07/22/2027	GBP	2,480	3,570
Reg. S, 1.25%, 10/22/2041	GBP	626	847
Reg. S, 1.50%, 07/22/2026	GBP	2,420	3,527
Reg. S, 1.50%, 07/22/2047	GBP	1,483	2,095
Reg. S, 1.63%, 10/22/2028	GBP	1,463	2,161
Reg. S, 1.63%, 10/22/2054	GBP	880	1,299
Reg. S, 1.63%, 10/22/2071	GBP	709	1,133
Reg. S, 1.75%, 09/07/2037	GBP	1,420	2,102
Reg. S, 1.75%, 01/22/2049	GBP	1,210	1,811
Reg. S, 1.75%, 07/22/2057	GBP	1,190	1,844
Reg. S, 2.00%, 09/07/2025	GBP	1,980	2,936
Reg. S, 2.25%, 09/07/2023	GBP	2,190	3,176
Reg. S, 2.50%, 07/22/2065	GBP	860	1,677
Reg. S, 2.75%, 09/07/2024	GBP	1,260	1,889
Reg. S, 3.25%, 01/22/2044	GBP	2,391	4,509
Reg. S, 3.50%, 01/22/2045	GBP	2,231	4,402
Reg. S, 3.50%, 07/22/2068	GBP	935	2,321
Reg. S, 3.75%, 07/22/2052	GBP	1,102	2,445
Reg. S, 4.00%, 01/22/2060	GBP	1,030	2,592
Reg. S, 4.25%, 12/07/2027	GBP	1,620	2,776
Reg. S, 4.25%, 06/07/2032	GBP	1,800	3,343
Reg. S, 4.25%, 03/07/2036	GBP	1,130	2,215
Reg. S, 4.25%, 09/07/2039	GBP	1,450	2,980
Reg. S, 4.25%, 12/07/2040	GBP	1,840	3,836
Reg. S, 4.25%, 12/07/2046	GBP	3,115	6,952
Reg. S, 4.25%, 12/07/2049	GBP	1,335	3,098
Reg. S, 4.25%, 12/07/2055	GBP	1,230	3,072
Reg. S, 4.50%, 09/07/2034	GBP	1,730	3,398
Reg. S, 4.50%, 12/07/2042	GBP	1,127	2,476
Reg. S, 4.75%, 12/07/2030	GBP	1,980	3,722
Reg. S, 4.75%, 12/07/2038	GBP	1,480	3,182
Reg. S, 5.00%, 03/07/2025	GBP	930	1,521
Reg. S, 6.00%, 12/07/2028	GBP	940	1,810
United States International Development Finance Corp., 3.37%, 10/05/2034		95	105
Uruguay Government International Bond, (Uruguay),
4.98%, 04/20/2055		50	61
5.10%, 06/18/2050		90	111
Ville de Paris, (France), Reg. S, 1.75%, 05/25/2031	EUR	200	270
Western Australian Treasury Corp., (Australia),
Reg. S, 1.75%, 10/22/2031	AUD	800	592
Series 24, Reg. S, 2.50%, 07/23/2024	AUD	2,800	2,273
Series 26, Reg. S, 3.00%, 10/21/2026	AUD	400	337
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,400	1,200

Total Foreign Government Securities
(Cost $3,355,664)			3,266,832

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 20.2%
FHLMC Gold Pool,
3.00%, 10/01/2046	420	431
3.50%, 12/01/2044	981	1,024
3.50%, 06/01/2045	864	904
3.50%, 05/01/2046	376	392
3.50%, 10/01/2046	352	366
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	33	35
3.00%, 12/01/2046	52	55
4.00%, 08/01/2040	543	598
4.00%, 10/01/2040	3,866	4,283
4.00%, 11/01/2040	932	1,027
4.00%, 11/01/2047	4,038	4,363
4.00%, 01/01/2048	85	92
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 1 Year + 1.64%), 3.53%, 01/01/2050 (aa)	146	152
FHLMC Pool,
3.50%, 02/01/2043	134	147
3.50%, 02/01/2044	146	159
6.00%, 08/01/2035	60	63
FHLMC Pool, Single Family, 15 years,
2.00%, 02/01/2036	7,115	7,318
1.50%, 12/01/2035	532	534
2.00%, 12/01/2035	1,121	1,151
2.00%, 03/01/2036	571	588
2.50%, 07/01/2032	3,801	3,992
3.50%, 02/01/2034	1,356	1,462
FHLMC Pool, Single Family, 20 years,
3.50%, 06/01/2039	626	662
3.50%, 07/01/2039	373	393
3.50%, 08/01/2039	1,302	1,377
3.50%, 09/01/2039	772	818
FHLMC Pool, Single Family, 30 years,
2.50%, 11/01/2050	63,839	65,640
2.00%, 10/01/2050	4,176	4,170
2.00%, 02/01/2051	4,908	4,903
2.00%, 03/01/2051	2,145	2,142
3.00%, 08/01/2050	10,729	11,228
3.50%, 01/01/2050	1,093	1,155
3.50%, 03/01/2050	27,282	28,784
4.00%, 06/01/2049	168	180
1.50%, 12/01/2050	2,309	2,232
2.00%, 04/01/2051(w)	13,250	13,220
2.50%, 09/01/2050	16,474	16,935
2.50%, 10/01/2050	114	117
2.50%, 12/01/2050	1,899	1,949
3.00%, 11/01/2049	3,653	3,845
3.00%, 05/01/2050	5,406	5,727
3.00%, 07/01/2050	305	321
3.00%, 09/01/2050	9,468	9,977

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 03/01/2048	501	540
3.50%, 05/01/2048	7,762	8,256
3.50%, 01/01/2049	152	161
3.50%, 02/01/2049	878	946
3.50%, 07/01/2049	1,833	1,936
3.50%, 09/01/2049	2,008	2,150
3.50%, 10/01/2049	1,005	1,077
3.50%, 04/01/2050	5,045	5,437
4.00%, 10/01/2048	6,356	6,865
4.00%, 04/01/2049	6,577	7,084
4.00%, 09/01/2049	2,692	2,944
4.00%, 12/01/2049	64	69
4.00%, 03/01/2050	106	114
4.00%, 08/01/2050	3,122	3,350
4.00%, 09/01/2050 (hh)	17,446	19,108
4.50%, 08/01/2049	2,684	2,979
4.50%, 10/01/2050	10,213	11,249
5.00%, 12/01/2049	737	834
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 04/01/2036 (w)	5,675	5,699
TBA, 1.50%, 05/01/2036 (w)	2,250	2,256
TBA, 2.00%, 04/01/2036 (w)	1,425	1,462
TBA, 2.00%, 05/01/2051 (w)	70,200	71,934
FNMA or FHLMC, Single Family, 15 years, TBA, 2.50%, 04/15/2035 (w)	14,275	14,855
TBA, 2.50%, 05/01/2036 (w)	24,200	25,171
TBA, 3.00%, 04/01/2036 (w)	15,200	16,042
TBA, 3.50%, 04/01/2036 (w)	8,250	8,795
TBA, 4.00%, 04/01/2036 (w)	250	266
TBA, 4.00%, 05/01/2036 (w)	7,000	7,449
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 04/01/2051 (w)	5,625	5,434
TBA, 2.00%, 04/01/2051 (w)	7,684	7,661
TBA, 2.00%, 05/01/2051 (w)	9,000	8,957
TBA, 2.00%, 06/01/2051 (w)	31,100	30,921
TBA, 2.50%, 04/01/2051 (w)	58,076	59,554
TBA, 2.50%, 05/01/2051 (w)	3,000	3,070
TBA, 2.50%, 06/01/2051 (w)	7,000	7,148
TBA, 3.00%, 04/01/2051 (w)	18,217	18,975
TBA, 3.00%, 05/01/2051 (w)	21,300	22,190
TBA, 3.00%, 06/01/2051 (w)	7,200	7,496
TBA, 3.50%, 04/01/2051 (w)	18,966	20,028
TBA, 3.50%, 05/01/2051 (w)	200	211
TBA, 4.00%, 04/01/2051 (w)	24,694	26,500
TBA, 4.00%, 05/01/2051 (w)	3,931	4,219
TBA, 4.50%, 04/01/2051 (w)	8,450	9,199
TBA, 5.00%, 04/01/2051 (w)	1,150	1,274
TBA, 5.00%, 05/01/2051 (w)	1,000	1,108

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA Pool,
3.50%, 02/01/2045	455	496
2.53%, 05/01/2026	6,750	7,152
3.00%, 05/01/2045	711	731
FHA/VA, 3.00%, 01/01/2047	1,377	1,427
3.00%, 03/01/2060	29,481	31,871
3.50%, 08/01/2032	120	128
3.50%, 12/01/2042	277	299
3.50%, 04/01/2043	388	423
3.50%, 11/01/2043	186	202
3.50%, 09/01/2048	298	310
3.50%, 07/01/2049	466	485
4.00%, 04/01/2041	220	242
4.00%, 08/01/2046	184	204
5.39%, 07/01/2024	615	666
FNMA Pool, Single Family, 15 years,
2.00%, 12/01/2035	3,772	3,875
2.00%, 02/01/2036	5,990	6,156
2.00%, 03/01/2036	433	445
2.50%, 08/01/2035	424	441
2.50%, 03/01/2036	3,000	3,160
3.00%, 02/01/2034	2,644	2,794
3.00%, 03/01/2035	755	797
3.00%, 08/01/2035	2,999	3,164
3.50%, 03/01/2035	2,926	3,159
3.50%, 05/01/2035	65	70
FNMA Pool, Single Family, 20 years,
3.50%, 03/01/2037	709	776
3.50%, 08/01/2038	250	263
3.50%, 04/01/2039	33	35
3.50%, 08/01/2039	404	426
FNMA Pool, Single Family, 30 years,
2.50%, 12/01/2050	38,822	39,904
2.00%, 09/01/2050	1,616	1,613
2.00%, 02/01/2051	1,672	1,669
2.00%, 04/01/2051	1,673	1,670
2.50%, 10/01/2050	5,780	5,948
3.00%, 01/01/2050	6,181	6,455
3.00%, 07/01/2050	12,808	13,477
3.00%, 09/01/2050	42,711	44,838
3.50%, 02/01/2048	4,662	4,938
3.50%, 06/01/2049	3,955	4,174
3.50%, 07/01/2050	17,543	18,801
4.00%, 06/01/2049	2,395	2,607
2.00%, 12/01/2050	10,280	10,278
2.00%, 01/01/2051	4,930	4,925
2.00%, 03/01/2051	2,490	2,486
2.50%, 08/01/2046	8,904	9,167
2.50%, 08/01/2050	25	26
2.50%, 09/01/2050	25,060	25,761
2.50%, 11/01/2050	19,514	20,067

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.50%, 03/01/2051	2,932	3,009
2.50%, 04/01/2051	2,982	3,060
3.00%, 08/01/2046	2,196	2,311
3.00%, 04/01/2048	10,008	10,607
3.00%, 03/01/2050	2,467	2,610
3.00%, 12/01/2050	5,413	5,769
3.00%, 01/01/2051	2,329	2,456
3.50%, 12/01/2045	4,029	4,314
3.50%, 07/01/2046	6,957	7,497
3.50%, 07/01/2047	955	1,013
3.50%, 09/01/2047	138	147
3.50%, 03/01/2048	334	361
3.50%, 08/01/2049	346	366
3.50%, 05/01/2050	3,693	3,949
4.00%, 04/01/2039	2,239	2,480
4.00%, 03/01/2042	933	1,043
4.00%, 04/01/2043	401	439
4.00%, 02/01/2045	430	473
4.00%, 09/01/2046	244	270
4.00%, 09/01/2047	88	95
4.00%, 10/01/2047	1,110	1,197
4.00%, 03/01/2048	176	190
4.00%, 04/01/2048	998	1,074
4.00%, 06/01/2048	79	85
4.00%, 08/01/2048	54	58
4.00%, 12/01/2048	134	144
4.00%, 07/01/2049	55	59
4.00%, 10/01/2049	55	59
4.00%, 11/01/2049	400	436
4.00%, 02/01/2050	937	1,006
4.00%, 05/01/2050	2,405	2,582
4.00%, 06/01/2050	5,074	5,444
4.50%, 09/01/2048	1,323	1,444
4.50%, 05/01/2049	1,404	1,528
5.00%, 09/01/2049	2,451	2,767
GNMA II Pool,
3.50%, 06/20/2048	181	188
3.50%, 07/20/2048	158	165
3.50%, 08/20/2049	401	412
3.50%, 11/20/2049	666	694
4.00%, 11/20/2041	40	43
4.50%, 08/20/2040	50	55
4.50%, 10/20/2040	57	62
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	4,901	5,029
GNMA II Pool, Single Family, 30 years,
4.50%, 05/20/2048	15,704	17,236
4.50%, 11/20/2048	1,351	1,507
2.50%, 12/20/2050	4,557	4,702
2.50%, 01/20/2051	497	513
2.50%, 02/20/2051	3,664	3,780
3.00%, 09/20/2046	4,528	4,774

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 04/20/2049	70	73
3.00%, 07/20/2050	9,651	10,058
3.00%, 08/20/2050	14,650	15,268
3.00%, 01/20/2051	3,451	3,614
3.50%, 09/20/2045	5,450	5,839
3.50%, 09/20/2047	6,663	7,082
3.50%, 08/20/2048	421	446
3.50%, 11/20/2048	485	512
3.50%, 12/20/2048	13	14
3.50%, 07/20/2049	2,691	2,841
3.50%, 01/20/2050	1,872	1,976
3.50%, 04/20/2050	325	343
4.00%, 07/20/2048	2,699	2,901
4.00%, 11/20/2048	78	84
4.00%, 05/20/2049	1,618	1,732
4.00%, 03/20/2050	57,000	60,836
4.50%, 03/20/2047	778	876
4.50%, 06/20/2047	1,525	1,716
4.50%, 10/20/2047	712	795
4.50%, 11/20/2047	2,077	2,295
4.50%, 09/20/2048	712	775
4.50%, 10/20/2049	2,105	2,279
5.00%, 12/20/2048	489	544
GNMA, Single Family, 30 years,
TBA, 2.00%, 04/01/2051 (w)	9,100	9,183
TBA, 2.00%, 05/01/2051 (w)	33,500	33,752
TBA, 2.50%, 04/01/2051 (w)	18,775	19,358
TBA, 2.50%, 06/01/2051 (w)	35,200	36,150
TBA, 3.00%, 05/01/2051 (w)	39,200	40,850
TBA, 3.50%, 04/01/2051 (w)	4,775	5,039
TBA, 3.50%, 05/01/2051 (w)	12,100	12,778
TBA, 4.00%, 04/01/2051 (w)	14,575	15,559
TBA, 4.50%, 04/01/2051 (w)	8,850	9,572
TBA, 5.00%, 04/01/2051 (w)	675	739

Total Mortgage-Backed Securities (Cost $1,380,587)		1,372,266

Municipal Bonds — 0.0% (g) (t)
Arizona — 0.0% (g)
Salt River Project, Agricultural Improvement & Power District, Build America Bonds, Series A, Rev., 4.84%, 01/01/2041	100	127

California — 0.0% (g)
Bay Area Toll Authority, San Francisco Bay Area, Rev., 2.57%, 04/01/2031	100	103
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	14
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	64
Los Angeles Department of Water & Power Power System Revenue, Build America Bonds, Rev., 6.60%, 07/01/2050	30	49
Los Angeles Unified School District, Build America Bond, GO, 5.75%, 07/01/2034	25	33
State of California, Build America Bonds,
GO, 7.50%, 04/01/2034	50	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
GO, 7.55%, 04/01/2039	50	81
GO, 7.60%, 11/01/2040	50	83
University of California, Build America Bonds, Rev., 5.95%, 05/15/2045	35	48
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	25
Series BJ, Rev., 3.07%, 05/15/2051	5	5

		582

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	1,161

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	100	113

Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Taxable Consolidated Loan, Series H, GO, 2.90%, 09/01/2049	15	15

Michigan — 0.0% (g)
University of Michigan, Taxable, Series B, Rev., 2.56%, 04/01/2050	25	24

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	37

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	25	35
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	30	47

		82

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	32
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	41
Port Authority of New York & New Jersey, Consolidated, Series 174, Rev., 4.46%, 10/01/2062	20	25
Port Authority of New York & New Jersey, Taxable, Consolidated Bonds, Series 21, Rev., 3.29%, 08/01/2069	40	39

		137

Oregon — 0.0% (g)
Oregon State University, Rev., Taxable, BAM, 3.42%, 03/01/2060	10	10
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	67

		77

Texas — 0.0% (g)
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039	20	28
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048	30	40
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049	15	24
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044	10	9
University of Texas System, Build America Bonds, Series C, Rev., 4.79%, 08/15/2046	10	13

		114

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	46

Total Municipal Bonds (Cost $2,729)		2,515

U.S. Government Agency Securities — 0.3%
FHLBs,
0.50%, 04/14/2025	2,000	1,984
3.25%, 11/16/2028	650	731
5.50%, 07/15/2036	200	288
FHLMC,
Zero Coupon, 12/14/2029	1,000	849
Zero Coupon, 12/17/2029	32	27
Zero Coupon, 01/02/2034	550	412
0.13%, 07/25/2022	5	5
0.25%, 08/24/2023	2,650	2,651
0.38%, 07/21/2025	800	787
1.50%, 02/12/2025	107	111
6.25%, 07/15/2032	207	298
6.75%, 03/15/2031	400	579
FHLMC Coupon STRIPs, Zero Coupon, 03/15/2030	235	197
FHLMC STRIPs, Zero Coupon, 03/15/2031	700	572
FNMA,
0.25%, 05/22/2023	3,000	3,004
0.30%, 08/03/2023	100	100
0.35%, 08/18/2023	1,500	1,502
0.88%, 08/05/2030	910	841
5.38%, 06/07/2021 GBP	362	503
6.25%, 05/15/2029	1,000	1,352
FNMA Interest STRIP,
Zero Coupon, 09/23/2027	117	106
Zero Coupon, 10/08/2027	129	117
Zero Coupon, 07/15/2030	14	12
Zero Coupon, 11/15/2030	13	11
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 10/15/2028	50	44
Zero Coupon, 07/15/2029	500	428
Zero Coupon, 10/15/2029	40	34
Zero Coupon, 01/15/2030	285	240
Resolution Funding Corp. Principal STRIP, Zero Coupon, 01/15/2030	50	42
Tennessee Valley Authority,
4.63%, 06/07/2043 GBP	200	407
5.88%, 04/01/2036	400	576

Total U.S. Government Agency Securities (Cost $19,263)		18,810

U.S. Treasury Obligations —7.9%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2025	41	44
U.S. Treasury Bonds,
1.13%, 05/15/2040	6,482	5,274
1.13%, 08/15/2040	3,225	2,614
1.25%, 05/15/2050	9,480	7,130

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
1.38%, 11/15/2040	170	144
1.38%, 08/15/2050	3,626	2,818
1.63%, 11/15/2050	1,200	996
1.88%, 02/15/2041	400	371
1.88%, 02/15/2051	1,250	1,105
2.00%, 02/15/2050	2,609	2,379
2.25%, 08/15/2046	3,000	2,903
2.25%, 08/15/2049	3,300	3,181
2.38%, 11/15/2049	2,200	2,179
2.50%, 02/15/2045	5,500	5,601
2.50%, 02/15/2046	1,000	1,016
2.50%, 05/15/2046	1,975	2,008
2.75%, 11/15/2042	2,000	2,139
2.75%, 08/15/2047	900	959
2.75%, 11/15/2047	900	959
2.88%, 05/15/2043	2,000	2,183
2.88%, 11/15/2046	1,500	1,634
2.88%, 05/15/2049	3,000	3,285
3.00%, 05/15/2042	800	891
3.00%, 11/15/2044	900	1,001
3.00%, 05/15/2045	1,730	1,924
3.00%, 11/15/2045	4,229	4,709
3.00%, 02/15/2047	4,588	5,119
3.00%, 08/15/2048	2,020	2,261
3.00%, 02/15/2049	2,400	2,689
3.13%, 11/15/2041	800	909
3.13%, 02/15/2043	860	976
3.38%, 11/15/2048	3,700	4,431
3.63%, 08/15/2043	4,090	5,008
3.63%, 02/15/2044	3,000	3,679
3.75%, 11/15/2043	3,115	3,888
3.88%, 08/15/2040	900	1,133
4.25%, 11/15/2040	1,769	2,336
4.38%, 05/15/2041	410	551
4.50%, 02/15/2036	1,805	2,385
4.63%, 02/15/2040	1,000	1,376
4.75%, 02/15/2037	300	410
4.75%, 02/15/2041	800	1,124
5.00%, 05/15/2037	300	421
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024	800	789
Zero Coupon, 05/15/2026	5,000	4,734
Zero Coupon, 11/15/2026	5,000	4,667
Zero Coupon, 11/15/2028 (ee) (ff)	12,000	10,580
Zero Coupon, 11/15/2038	6,250	4,086
Zero Coupon, 11/15/2041 (ee)	200	120
Zero Coupon, 08/15/2045	600	323
U.S. Treasury Notes,
0.13%, 04/30/2022	512	512
0.13%, 05/31/2022	8,200	8,202
0.13%, 06/30/2022	30,000	30,005

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
0.13%, 07/31/2022	8,200	8,201
0.13%, 09/30/2022	2,500	2,500
0.13%, 10/31/2022	18,000	17,998
0.13%, 07/15/2023	13,000	12,973
0.13%, 08/15/2023	45	45
0.13%, 01/15/2024	100	99
0.25%, 04/15/2023	1,203	1,205
0.25%, 06/15/2023	11,000	11,012
0.25%, 03/15/2024	1,000	997
0.25%, 05/31/2025	10,000	9,808
0.25%, 06/30/2025	10,000	9,794
0.25%, 07/31/2025	19,920	19,477
0.25%, 09/30/2025	2,500	2,437
0.25%, 10/31/2025	600	584
0.38%, 04/30/2025	1,085	1,071
0.38%, 11/30/2025	3,500	3,422
0.38%, 12/31/2025	4,990	4,871
0.38%, 01/31/2026	600	585
0.38%, 07/31/2027	6,215	5,868
0.38%, 09/30/2027	5,500	5,172
0.50%, 03/15/2023	8,000	8,051
0.50%, 04/30/2027	2,532	2,424
0.50%, 05/31/2027	4,500	4,298
0.50%, 06/30/2027	5,000	4,769
0.50%, 08/31/2027	2,400	2,280
0.63%, 11/30/2027	2,200	2,096
0.63%, 12/31/2027	3,600	3,425
0.63%, 05/15/2030	13,078	11,892
0.63%, 08/15/2030	4,555	4,124
0.75%, 03/31/2026	1,500	1,486
0.75%, 01/31/2028	2,500	2,395
0.88%, 11/15/2030	4,700	4,342

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
1.13%, 02/28/2027	4,000	3,986
1.13%, 02/15/2031	3,100	2,927
1.25%, 07/31/2023	8,100	8,294
1.25%, 03/31/2028	2,500	2,472
1.50%, 08/15/2026	1,000	1,024
1.50%, 02/15/2030	3,399	3,355
1.63%, 02/15/2026	5,500	5,685
1.63%, 05/15/2026	2,500	2,581
1.63%, 08/15/2029	2,000	2,006
1.75%, 09/30/2022	1,400	1,434
1.75%, 05/15/2023	140	145
1.75%, 12/31/2026	840	869
1.75%, 11/15/2029	2,000	2,022
1.88%, 07/31/2022	4,000	4,093
1.88%, 08/31/2022	675	692
2.00%, 07/31/2022	1,600	1,640
2.00%, 11/30/2022	1,560	1,608
2.00%, 02/15/2023	500	517
2.00%, 08/15/2025	3,000	3,160
2.00%, 11/15/2026	6,700	7,027
2.13%, 02/29/2024	55	58
2.13%, 03/31/2024	12,000	12,629
2.13%, 07/31/2024	3,000	3,166
2.13%, 09/30/2024	10,400	10,983
2.13%, 05/15/2025	11,000	11,640
2.25%, 11/15/2024	10,700	11,351
2.25%, 11/15/2025	2,575	2,741
2.25%, 02/15/2027	5,000	5,308
2.25%, 08/15/2027	4,200	4,449
2.38%, 01/31/2023	1,600	1,665
2.38%, 08/15/2024	3,800	4,043
2.38%, 05/15/2027	8,000	8,546
2.38%, 05/15/2029	3,500	3,717
2.63%, 02/15/2029	1,600	1,729
2.75%, 07/31/2023	7,000	7,411
2.75%, 11/15/2023	4,300	4,579
2.75%, 02/15/2024	3,000	3,208
2.75%, 02/28/2025	13,800	14,930
2.75%, 02/15/2028	3,000	3,270
2.88%, 11/15/2021	1	1
2.88%, 09/30/2023	3,000	3,196
2.88%, 10/31/2023	1,524	1,626
2.88%, 04/30/2025	10,900	11,864
2.88%, 11/30/2025	1,300	1,421
2.88%, 05/15/2028	4,500	4,944
2.88%, 08/15/2028	1,800	1,979
3.00%, 09/30/2025	120	132
3.13%, 11/15/2028	6,390	7,141

Total U.S. Treasury Obligations (Cost $567,369)		535,126

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 8.9%
Repurchase Agreement — 0.4%
BofA Securities, Inc., 0.02%, dated 03/31/2021 due 04/01/2021, repurchase price $25,500, collateralized by U.S. Treasury Security, 3.38%, due 11/15/2048, with a value of $25,853.		25,500		25,500

Time Deposits — 8.2%
Australia & New Zealand Banking Group Ltd., 0.00%, 04/01/2021		32,575		32,575
Barclays SA, 0.00%, 04/01/2021		165,770		165,770
BNP Paribas SA,
(1.85%), 04/01/2021	CHF	187		197
(0.76%), 04/01/2021	EUR	10,456		12,262
0.00%, 04/01/2021		103,794		103,794
Brown Brothers Harriman,
(1.85%), 04/01/2021	CHF	9		9
(0.76%), 04/01/2021	EUR	17		20
(0.54%), 04/01/2021	AUD	253		192
(0.47%), 04/06/2021	DKK	822		130
(0.26%), 04/01/2021	SEK	620		71
(0.13%), 04/06/2021	NOK	733		86
(0.06%), 04/01/2021	HKD	8,152		1,049
0.00%, 04/01/2021	CAD	9		7
0.00%, 04/01/2021	GBP	—	(h)	—	(h)
0.00%, 04/01/2021	SGD	576		428
0.00%, 04/01/2021		—	(h)	—	(h)
0.05%, 04/01/2021	NZD	886		619
Citibank NA,
(0.76%), 04/01/2021	EUR	345		405
0.00%, 04/01/2021	GBP	1,424		1,963
0.00%, 04/01/2021		9,170		9,170
Sumitomo Mitsui Banking Corp.,
(0.31%), 04/01/2021	JPY	25,404,684		229,440
0.00%, 04/01/2021		710		710
Sumitomo Mitsui Trust Bank Ltd., 0.00%, 04/01/2021		1,125		1,125

Total Time Deposits				560,022

U.S. Government Agency Security — 0.0% (g)
FHLB, DN, Zero Coupon, 06/30/2021		2,100		2,100

U.S. Treasury Obligations — 0.3%
U.S. Cash Management Bill, Zero Coupon, 06/29/2021 (ee) (hh)		10,000		10,000
U.S. Treasury Bills,
Zero Coupon, 04/29/2021 (ee) (hh)		3,742		3,742
Zero Coupon, 08/19/2021 (ee)		3,071		3,070

Total U.S. Treasury Obligations				16,812

Total Short-Term Investments (Cost $604,433)				604,434

Total Investments, Before Short Positions — 107.9% (Cost—$7,475,841)*				7,327,016
Liabilities in Excess of Other Assets — (7.9)%				(533,804)

NET ASSETS — 100.0%				$6,793,212

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short Positions — 1.6%
Foreign Government Security — 0.0% (g)
China Development Bank, (China), Series 1706, 4.02%, 04/17/2022 (Proceeds $1,815)	CNY 12,000	1,853

Mortgage-Backed Securities — 1.6%
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 04/01/2051 (w)	50,000	51,272
TBA, 2.50%, 05/01/2051 (w)	12,000	12,280
GNMA, Single Family, 30 years, TBA, 4.00%, 04/01/2051 (w)	39,500	42,166

Total Mortgage-Backed Securities (Proceeds $106,885)		105,718

Total Securities Sold Short— 1.6% (Proceeds $108,700)		107,571

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2021:

Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3 Month Eurodollar	20	12/2021	USD	4,989	(2)
Australian Government 10 Year Bond	1	06/2021	AUD	106	(1)
Canadian Government 10 Year Bond	21	06/2021	CAD	2,365	(46)
Euro BOBL	21	06/2021	EUR	3,327	— (h)
Euro Bund	85	06/2021	EUR	17,103	(30)
Euro Buxl	18	06/2021	EUR	4,401	(52)
Euro Schatz	107	06/2021	EUR	14,063	4
Long Gilt	37	06/2021	GBP	6,554	(46)
Swiss Confederation Bond	17	06/2021	CHF	2,960	1
U.S. Treasury 10 Year Note	266	06/2021	USD	35,191	(362)
U.S. Treasury 2 Year Note	186	06/2021	USD	41,088	(33)
U.S. Treasury 5 Year Note	5	06/2021	USD	619	(2)
U.S. Treasury Long Bond	93	06/2021	USD	14,854	(476)
U.S. Treasury Ultra Bond	74	06/2021	USD	14,224	(814)

					(1,859)
Short Contracts
Euro BOBL	(34)	06/2021	EUR	(5,384)	(2)
Euro Buxl	(3)	06/2021	EUR	(737)	12
Euro Schatz	(12)	06/2021	EUR	(1,577)	— (h)
Long Gilt	(8)	06/2021	GBP	(1,422)	15
U.S. Treasury 10 Year Note	(760)	06/2021	USD	(101,903)	2,390
U.S. Treasury 5 Year Note	(148)	06/2021	USD	(18,414)	151
U.S. Treasury Long Bond	(34)	06/2021	USD	(5,521)	265
U.S. Treasury Ultra Bond	(10)	06/2021	USD	(1,834)	22
U.S. Ultra Treasury 10 Year Note	(27)	06/2021	USD	(4,021)	141

					2,994

Total unrealized appreciation (depreciation)					1,135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2021:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	8,021	USD	6,088	Citibank, NA	04/06/2021	5
USD	6,736	AUD	8,527	Morgan Stanley & Co.	04/06/2021	259
USD	75,331	AUD	96,100	Westpac Banking Corp.	04/06/2021	2,337
USD	75,324	AUD	96,100	Westpac Banking Corp.	04/06/2021	2,331
CAD	12,622	USD	10,034	Citibank, NA	04/06/2021	9
CAD	591	USD	467	Morgan Stanley & Co.	04/06/2021	3
CAD	919	USD	726	Morgan Stanley & Co.	04/06/2021	5
USD	32	CHF	30	Bank of America, NA	04/06/2021	—	(h)
USD	2,264	CHF	2,027	Barclays Bank plc	04/06/2021	119
USD	3,696	CHF	3,340	Morgan Stanley & Co.	04/06/2021	162
USD	4,990	CHF	4,516	UBS AG LONDON	04/06/2021	212
USD	926	CNY	6,000	Brown Brothers Harriman & Co.	04/06/2021	11
USD	3,857	CNY	25,000	Brown Brothers Harriman & Co.	04/06/2021	44
USD	771	CNY	5,000	Brown Brothers Harriman & Co.	04/06/2021	8
USD	2,148	CNY	14,000	Brown Brothers Harriman & Co.	04/06/2021	13
CNY	5,064,500	USD	771,675	Brown Brothers Harriman & Co.	04/06/2021	885
USD	386,945	CNY	2,507,250	Brown Brothers Harriman & Co.	04/06/2021	4,479
USD	386,432	CNY	2,507,250	Brown Brothers Harriman & Co.	04/06/2021	3,966
USD	3,190	CZK	68,810	Morgan Stanley & Co.	04/06/2021	98
USD	182	CZK	3,959	UBS AG LONDON	04/06/2021	4
USD	4,813	DKK	29,513	UBS AG LONDON	04/06/2021	160
USD	424	DKK	2,600	UBS AG LONDON	04/06/2021	14
USD	158,052	EUR	130,240	Bank of America, NA	04/06/2021	5,316
USD	1,821	EUR	1,527	Barclays Bank plc	04/06/2021	30
USD	14,871	EUR	12,242	BNP Paribas	04/06/2021	515
USD	158,044	EUR	130,240	Citibank, NA	04/06/2021	5,309
USD	84,665	EUR	69,707	Citibank, NA	04/06/2021	2,918
USD	39,943	EUR	32,886	Citibank, NA	04/06/2021	1,377
USD	24,254	EUR	19,996	Goldman Sachs International	04/06/2021	804
USD	453,162	EUR	373,610	Goldman Sachs International	04/06/2021	15,020
EUR	369,435	USD	433,163	Goldman Sachs International	04/06/2021	83
USD	61	EUR	50	Morgan Stanley & Co.	04/06/2021	2
USD	267	EUR	225	Morgan Stanley & Co.	04/06/2021	4
USD	242	EUR	202	Morgan Stanley & Co.	04/06/2021	4
USD	40,011	EUR	32,886	Morgan Stanley & Co.	04/06/2021	1,444
USD	306	EUR	253	Morgan Stanley & Co.	04/06/2021	9
USD	84,808	EUR	69,707	Morgan Stanley & Co.	04/06/2021	3,062
USD	315	EUR	260	Morgan Stanley & Co.	04/06/2021	10
USD	2,021	EUR	1,671	Morgan Stanley & Co.	04/06/2021	62
USD	742	EUR	622	Morgan Stanley & Co.	04/06/2021	13
USD	303	EUR	255	UBS AG LONDON	04/06/2021	4
USD	547	EUR	454	UBS AG LONDON	04/06/2021	15
USD	118	EUR	98	UBS AG LONDON	04/06/2021	3
USD	2,051	EUR	1,701	UBS AG LONDON	04/06/2021	57
EUR	128,715	USD	150,925	UBS AG LONDON	04/06/2021	23
USD	158,475	EUR	130,632	Westpac Banking Corp.	04/06/2021	5,279
GBP	64,002	USD	88,140	Bank of America, NA	04/06/2021	94
GBP	25,364	USD	34,939	Bank of America, NA	04/06/2021	28
USD	37,403	GBP	26,775	Bank of America, NA	04/06/2021	491

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,493	GBP	1,071	Bank of America, NA	04/06/2021	17
USD	34,123	GBP	24,328	Barclays Bank plc	04/06/2021	584
USD	21,852	GBP	15,579	Barclays Bank plc	04/06/2021	374
GBP	25,295	USD	34,836	Citibank, NA	04/06/2021	36
USD	37,396	GBP	26,775	Citibank, NA	04/06/2021	484
USD	92,052	GBP	66,027	Goldman Sachs International	04/06/2021	1,026
GBP	15,579	USD	21,358	Morgan Stanley & Co.	04/06/2021	120
GBP	21,664	USD	29,699	Morgan Stanley & Co.	04/06/2021	167
GBP	25,295	USD	34,819	UBS AG LONDON	04/06/2021	53
USD	37,483	GBP	26,853	Westpac Banking Corp.	04/06/2021	463
USD	2,244	HUF	669,234	Bank of America, NA	04/06/2021	77
HUF	669,234	USD	2,161	UBS AG LONDON	04/06/2021	6
IDR	30,000,000	USD	2,055	Brown Brothers Harriman & Co.	04/06/2021	10
IDR	539,579,800	USD	36,958	Brown Brothers Harriman & Co.	04/06/2021	188
USD	37,643	IDR	539,579,800	Brown Brothers Harriman & Co.	04/06/2021	498
JPY	53,242,665	USD	480,313	Citibank, NA	04/06/2021	548
JPY	53,242,660	USD	480,356	Deutsche Bank AG	04/06/2021	504
USD	501,126	JPY	53,179,350	Deutsche Bank AG	04/06/2021	20,838
USD	15,129	JPY	1,646,000	Goldman Sachs International	04/06/2021	263
JPY	53,234,675	USD	480,371	Goldman Sachs International	04/06/2021	417
USD	501,029	JPY	53,187,325	Goldman Sachs International	04/06/2021	20,668
USD	71,416	JPY	7,523,104	Morgan Stanley & Co.	04/06/2021	3,471
USD	501,267	JPY	53,187,325	UBS AG LONDON	04/06/2021	20,906
USD	306	KRW	346,425	Citibank, NA	04/06/2021	—	(h)
MYR	126,900	USD	30,534	Deutsche Bank AG	04/06/2021	69
USD	31,316	MYR	126,900	Standard Chartered Bank	04/06/2021	713
USD	2,174	NOK	18,586	Bank of America, NA	04/06/2021	1	(h)
USD	251	NOK	2,131	Morgan Stanley & Co.	04/06/2021	2
NOK	2,131	USD	247	Morgan Stanley & Co.	04/06/2021	2
NZD	23,400	USD	16,338	Citibank, NA	04/06/2021	5
USD	1,456	NZD	2,000	Goldman Sachs International	04/06/2021	59
USD	365	NZD	498	Morgan Stanley & Co.	04/06/2021	17
NZD	498	USD	347	Morgan Stanley & Co.	04/06/2021	1
USD	15,729	NZD	21,400	UBS AG LONDON	04/06/2021	784
USD	5,755	PLN	21,454	Morgan Stanley & Co.	04/06/2021	326
PLN	21,454	USD	5,406	UBS AG LONDON	04/06/2021	23
USD	5,071	SEK	42,327	Bank of America, NA	04/06/2021	224
USD	3,943	SEK	32,895	Bank of America, NA	04/06/2021	177
USD	831	SEK	6,856	Morgan Stanley & Co.	04/06/2021	46
USD	56	SEK	475	Morgan Stanley & Co.	04/06/2021	2
SGD	27,700	USD	20,563	Bank of America, NA	04/06/2021	29
USD	1,127	SGD	1,500	BNP Paribas	04/06/2021	12
USD	20,405	SGD	27,100	BNP Paribas	04/06/2021	259
USD	9,046	EUR	7,600	Barclays Bank plc	04/07/2021	133
USD	1,238	HKD	9,600	UBS AG LONDON	04/07/2021	3
HKD	9,600	USD	1,235	UBS AG LONDON	04/07/2021	—	(h)
USD	36,714	THB	1,115,936	Citibank, NA	04/07/2021	1,005
THB	1,115,936	USD	35,580	Goldman Sachs International	04/07/2021	129
USD	5,255	DKK	32,147	Bank of America, NA	04/09/2021	187
USD	1,674	DKK	10,253	Morgan Stanley & Co.	04/09/2021	58
USD	1,174	IDR	17,054,070	Citibank, NA	04/16/2021	1
USD	1,174	IDR	17,054,070	Citibank, NA	04/16/2021	1

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,210	IDR	17,570,860	Citibank, NA	04/16/2021	1
USD	1,061	KRW	1,200,000	Citibank, NA	04/16/2021	1
USD	3,664	MYR	15,130	Goldman Sachs International	04/16/2021	16
USD	487	CZK	10,510	Barclays Bank plc	04/19/2021	14
USD	790	DKK	4,831	Citibank, NA	04/19/2021	28
USD	394	EUR	335	Barclays Bank plc	04/19/2021	1
USD	449	HUF	133,297	Citibank, NA	04/19/2021	18
USD	539	JPY	59,505	Barclays Bank plc	04/19/2021	1
USD	694	PLN	2,581	Barclays Bank plc	04/19/2021	41
USD	253	RON	1,017	Citibank, NA	04/19/2021	11
USD	2,130	AUD	2,800	Citibank, NA	05/04/2021	3
USD	2,127	AUD	2,800	Citibank, NA	05/04/2021	—	(h)
USD	71,576	AUD	94,100	Citibank, NA	05/04/2021	91
USD	71,494	AUD	94,100	Citibank, NA	05/04/2021	8
USD	1,524	AUD	2,000	Morgan Stanley & Co.	05/04/2021	4
USD	306	CHF	288	Citibank, NA	05/04/2021	1
USD	191	CHF	180	Citibank, NA	05/04/2021	1
USD	61	CHF	57	Morgan Stanley & Co.	05/04/2021	—	(h)
USD	11	CHF	10	UBS AG LONDON	05/04/2021	—	(h)
USD	3,517	CHF	3,310	UBS AG LONDON	05/04/2021	12
USD	4,680	CHF	4,405	UBS AG LONDON	05/04/2021	16
USD	184	CZK	4,081	Citibank, NA	05/04/2021	—	(h)
USD	3,095	CZK	68,869	UBS AG LONDON	05/04/2021	1
USD	85	DKK	540	Citibank, NA	05/04/2021	—	(h)
USD	4,663	DKK	29,513	Goldman Sachs International	05/04/2021	8
USD	411	DKK	2,600	Goldman Sachs International	05/04/2021	1
USD	8,932	EUR	7,600	Bank of America, NA	05/04/2021	14
USD	151,538	EUR	129,102	Bank of America, NA	05/04/2021	48
USD	14,396	EUR	12,242	BNP Paribas	05/04/2021	31
USD	15,588	EUR	13,255	Citibank, NA	05/04/2021	34
USD	151,047	EUR	128,715	Citibank, NA	05/04/2021	12
USD	16,464	EUR	14,000	Citibank, NA	05/04/2021	36
USD	694	EUR	590	Citibank, NA	05/04/2021	2
USD	23,521	EUR	20,016	UBS AG LONDON	05/04/2021	34
USD	24	EUR	20	UBS AG LONDON	05/04/2021	—	(h)
USD	1,903	GBP	1,379	Citibank, NA	05/04/2021	2
USD	2,760	GBP	2,000	Citibank, NA	05/04/2021	2
USD	246	GBP	178	Morgan Stanley & Co.	05/04/2021	—	(h)
USD	1,442	GBP	1,046	Morgan Stanley & Co.	05/04/2021	—	(h)
USD	184	HUF	56,727	Citibank, NA	05/04/2021	—	(h)
USD	61	HUF	18,942	Morgan Stanley & Co.	05/04/2021	—	(h)
USD	2,305	NOK	19,632	Citibank, NA	05/04/2021	10
USD	123	PLN	485	Citibank, NA	05/04/2021	—	(h)
USD	225	SEK	1,960	Citibank, NA	05/04/2021	—	(h)
USD	184	SEK	1,601	Citibank, NA	05/04/2021	—	(h)
USD	3,831	SEK	33,370	UBS AG LONDON	05/04/2021	9
USD	4,860	SEK	42,327	UBS AG LONDON	05/04/2021	12
USD	2,169	CHF	2,027	Citibank, NA	05/05/2021	22
USD	38,057	EUR	32,271	Citibank, NA	05/05/2021	189
USD	82,519	EUR	69,974	Citibank, NA	05/05/2021	409
USD	38,035	EUR	32,271	Morgan Stanley & Co.	05/05/2021	167
USD	240	EUR	204	Morgan Stanley & Co.	05/05/2021	1

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	82,471	EUR	69,974	Morgan Stanley & Co.	05/05/2021	361
USD	794	SEK	6,856	Citibank, NA	05/05/2021	9
USD	533	JPY	58,482	Citibank, NA	05/07/2021	5
USD	8,120	JPY	897,000	Morgan Stanley & Co.	05/07/2021	16
USD	68,011	JPY	7,460,788	Morgan Stanley & Co.	05/07/2021	607
USD	502	CNH	3,265	Citibank, NA	05/18/2021	6
USD	31,333	CNH	203,922	Morgan Stanley & Co.	05/18/2021	373
USD	192	CNY	1,251	Barclays Bank plc	05/18/2021	2
USD	429	CNY	2,794	Morgan Stanley & Co.	05/18/2021	4
USD	519	ILS	1,717	Morgan Stanley & Co.	06/16/2021	5
USD	1,015	MYR	4,196	Barclays Bank plc	06/16/2021	6
USD	93	PEN	346	Barclays Bank plc	06/16/2021	1
USD	173	PEN	642	Citibank, NA	06/16/2021	2
USD	59	PEN	217	Morgan Stanley & Co.	06/16/2021	1
USD	496	RUB	36,948	Citibank, NA	06/16/2021	11
USD	246	RUB	18,749	Citibank, NA	06/16/2021	– (h)
USD	4,742	RUB	354,624	Morgan Stanley & Co.	06/16/2021	95
USD	890	SGD	1,185	Citibank, NA	06/16/2021	9
USD	1,235	THB	38,077	Morgan Stanley & Co.	06/16/2021	17
USD	2,556	DKK	16,062	Bank of America, NA	07/01/2021	20
USD	4,181	DKK	26,338	BNP Paribas	07/01/2021	22

Total unrealized appreciation						135,970

AUD	2,000	USD	1,551	Citibank, NA	04/06/2021	(32)
AUD	94,100	USD	71,566	Citibank, NA	04/06/2021	(92)
AUD	94,100	USD	71,484	Citibank, NA	04/06/2021	(10)
AUD	2,000	USD	1,549	Morgan Stanley & Co.	04/06/2021	(29)
AUD	506	USD	392	Morgan Stanley & Co.	04/06/2021	(7)
USD	10,466	CAD	13,213	Barclays Bank plc	04/06/2021	(47)
CHF	111	USD	122	Bank of America, NA	04/06/2021	(4)
CHF	2,027	USD	2,167	Citibank, NA	04/06/2021	(22)
CHF	60	USD	66	Morgan Stanley & Co.	04/06/2021	(3)
CHF	3,310	USD	3,514	UBS AG LONDON	04/06/2021	(12)
CHF	4,405	USD	4,676	UBS AG LONDON	04/06/2021	(16)
CZK	3,900	USD	178	Goldman Sachs International	04/06/2021	(3)
CZK	68,869	USD	3,095	UBS AG LONDON	04/06/2021	(1)
DKK	29,513	USD	4,660	Goldman Sachs International	04/06/2021	(8)
DKK	2,600	USD	411	Goldman Sachs International	04/06/2021	(1)
EUR	129,102	USD	151,450	Bank of America, NA	04/06/2021	(48)
EUR	69,974	USD	82,468	Citibank, NA	04/06/2021	(408)
EUR	128,715	USD	150,960	Citibank, NA	04/06/2021	(12)
EUR	32,271	USD	38,033	Citibank, NA	04/06/2021	(188)
EUR	8,910	USD	10,799	Goldman Sachs International	04/06/2021	(350)
EUR	32,271	USD	38,011	Morgan Stanley & Co.	04/06/2021	(166)
EUR	1,692	USD	2,056	Morgan Stanley & Co.	04/06/2021	(71)
EUR	4,175	USD	5,072	Morgan Stanley & Co.	04/06/2021	(176)
EUR	153	USD	182	Morgan Stanley & Co.	04/06/2021	(3)
EUR	1,615	USD	1,962	Morgan Stanley & Co.	04/06/2021	(68)
EUR	69,974	USD	82,420	Morgan Stanley & Co.	04/06/2021	(360)
EUR	190	USD	231	Morgan Stanley & Co.	04/06/2021	(8)
EUR	20,016	USD	23,508	UBS AG LONDON	04/06/2021	(34)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	15	USD	18	UBS AG LONDON	04/06/2021	(1)
USD	487	GBP	355	Bank of America, NA	04/06/2021	(2)
GBP	10	USD	14	Citibank, NA	04/06/2021	– (h)
GBP	88	USD	122	Citibank, NA	04/06/2021	(2)
GBP	964	USD	1,348	Morgan Stanley & Co.	04/06/2021	(19)
GBP	1,046	USD	1,442	Morgan Stanley & Co.	04/06/2021	– (h)
GBP	2,025	USD	2,832	Morgan Stanley & Co.	04/06/2021	(40)
GBP	176	USD	244	Morgan Stanley & Co.	04/06/2021	(2)
GBP	1,700	USD	2,360	Morgan Stanley & Co.	04/06/2021	(16)
GBP	15	USD	21	Morgan Stanley & Co.	04/06/2021	– (h)
GBP	4,540	USD	6,330	Westpac Banking Corp.	04/06/2021	(71)
JPY	200,000	USD	1,876	Deutsche Bank AG	04/06/2021	(70)
JPY	7,460,788	USD	67,993	Morgan Stanley & Co.	04/06/2021	(611)
JPY	62,316	USD	585	Morgan Stanley & Co.	04/06/2021	(22)
JPY	1,280,000	USD	12,019	Morgan Stanley & Co.	04/06/2021	(459)
KRW	346,425	USD	307	Barclays Bank plc	04/06/2021	(1)
NOK	19,632	USD	2,305	Citibank, NA	04/06/2021	(10)
USD	122	NOK	1,046	Goldman Sachs International	04/06/2021	– (h)
SEK	6,856	USD	794	Citibank, NA	04/06/2021	(9)
SEK	42,327	USD	4,859	UBS AG LONDON	04/06/2021	(12)
SEK	33,370	USD	3,830	UBS AG LONDON	04/06/2021	(9)
SGD	900	USD	676	Goldman Sachs International	04/06/2021	(7)
EUR	7,600	USD	8,927	Bank of America, NA	04/07/2021	(14)
DKK	16,062	USD	2,552	Bank of America, NA	04/09/2021	(20)
DKK	26,338	USD	4,175	BNP Paribas	04/09/2021	(22)
USD	48	KRW	55,000	Citibank, NA	04/16/2021	– (h)
USD	50,780	KRW	57,953,320	Citibank, NA	04/16/2021	(422)
USD	1,754	KRW	2,000,000	Citibank, NA	04/16/2021	(13)
USD	53,375	KRW	60,908,735	Morgan Stanley & Co.	04/16/2021	(439)
USD	22,877	KRW	26,103,745	Morgan Stanley & Co.	04/16/2021	(186)
USD	2,767	GBP	2,028	Barclays Bank plc	04/19/2021	(29)
GBP	1,060	USD	1,483	Morgan Stanley & Co.	04/19/2021	(21)
USD	433,412	EUR	369,435	Goldman Sachs International	05/04/2021	(85)
USD	151,013	EUR	128,715	UBS AG LONDON	05/04/2021	(22)
USD	88,149	GBP	64,002	Bank of America, NA	05/04/2021	(93)
USD	34,942	GBP	25,364	Bank of America, NA	05/04/2021	(28)
USD	34,839	GBP	25,295	Citibank, NA	05/04/2021	(36)
USD	34,822	GBP	25,295	UBS AG LONDON	05/04/2021	(53)
USD	1,235	HKD	9,600	UBS AG LONDON	05/04/2021	– (h)
USD	2,160	HUF	669,234	UBS AG LONDON	05/04/2021	(6)
USD	36,878	IDR	539,579,800	Brown Brothers Harriman & Co.	05/04/2021	(191)
USD	2,050	IDR	30,000,000	Brown Brothers Harriman & Co.	05/04/2021	(11)
USD	30,504	MYR	126,900	Deutsche Bank AG	05/04/2021	(67)
USD	16,337	NZD	23,400	Citibank, NA	05/04/2021	(5)
USD	5,407	PLN	21,454	UBS AG LONDON	05/04/2021	(22)
USD	20,559	SGD	27,700	Bank of America, NA	05/04/2021	(30)
USD	6,088	AUD	8,021	Citibank, NA	05/05/2021	(5)
USD	10,035	CAD	12,622	Citibank, NA	05/05/2021	(10)
EUR	1,158	USD	1,365	Morgan Stanley & Co.	05/05/2021	(6)
USD	21,359	GBP	15,579	Morgan Stanley & Co.	05/05/2021	(121)
USD	29,702	GBP	21,664	Morgan Stanley & Co.	05/05/2021	(168)
USD	247	NOK	2,131	Morgan Stanley & Co.	05/05/2021	(2)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	347	NZD	498	Morgan Stanley & Co.	05/05/2021	(1)
USD	35,539	THB	1,115,936	Goldman Sachs International	05/06/2021	(166)
USD	35,142	CNY	231,000	Brown Brothers Harriman & Co.	05/07/2021	(5)
USD	769,833	CNY	5,064,500	Brown Brothers Harriman & Co.	05/07/2021	(742)
USD	480,456	JPY	53,242,665	Citibank, NA	05/07/2021	(563)
USD	480,499	JPY	53,242,660	Deutsche Bank AG	05/07/2021	(520)
USD	480,512	JPY	53,234,675	Goldman Sachs International	05/07/2021	(435)
USD	787	CNH	5,194	Morgan Stanley & Co.	05/18/2021	(2)
USD	3,377	IDR	49,417,649	Citibank, NA	06/16/2021	(6)
KRW	346,425	USD	306	Citibank, NA	06/16/2021	— (h)
USD	1,098	MXN	22,914	Barclays Bank plc	06/16/2021	(15)

Total unrealized depreciation						(8,124)

Net unrealized appreciation (depreciation)						127,846

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Over-the-Counter (“OTC”) Interest Rate Swap contracts outstanding as of March 31, 2021:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(73)	(73)

Total							(—	)(h)	(73)	(73)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2021:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Thailand BIBOR Fixings 6 Month	1.15% semi-annually	Pay	11/19/2030	THB	31,000	–	(h)	(55)	(55)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		(49)	220
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		(69)	75
Canada Bankers Acceptances 3 Month	2.45% semi-annually	Pay	12/03/2022	CAD	4,125	136		(9)	127
Canada Bankers Acceptances 3 Month	2.50% semi-annually	Pay	12/03/2025	CAD	6,915	475		(155)	320
Canada Bankers Acceptances 3 Month	2.65% semi-annually	Pay	12/03/2030	CAD	2,725	329		(197)	132
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2040	CAD	1,585	308		(241)	67
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2049	CAD	1,245	322		(255)	67
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	–	(h)	(46)	(46)
ICE LIBOR JPY 6 Month	(0.05%) semi-annually	Pay	11/12/2022	JPY	9,220,978	–	(h)	(14)	(14)
ICE LIBOR JPY 6 Month	(0.06%) semi-annually	Pay	02/16/2023	JPY	1,438,763	–	(h)	(6)	(6)
ICE LIBOR JPY 6 Month	(0.04%) semi-annually	Pay	03/17/2024	JPY	14,868,300	1		(89)	(88)
ICE LIBOR JPY 6 Month	(0.03%) semi-annually	Pay	11/12/2025	JPY	2,490,466	–	(h)	(37)	(37)
ICE LIBOR JPY 6 Month	(0.05%) semi-annually	Pay	11/17/2025	JPY	873,680	–	(h)	(18)	(18)
ICE LIBOR JPY 6 Month	(0.04%) semi-annually	Pay	12/02/2025	JPY	1,479,353	–	(h)	(27)	(27)
ICE LIBOR JPY 6 Month	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	9		(2)	7
ICE LIBOR JPY 6 Month	(0.03%) semi-annually	Pay	03/17/2026	JPY	1,900,000	–	(h)	(34)	(34)
ICE LIBOR JPY 6 Month	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	35		(14)	21
ICE LIBOR JPY 6 Month	0.14% semi-annually	Pay	04/06/2031	JPY	100,000	–	(h)	(2)	(2)
ICE LIBOR USD 3 Month	0.25% semi-annually	Receive	06/16/2023	USD	76,100	64		52	116
ICE LIBOR USD 3 Month	0.25% semi-annually	Receive	06/16/2024	USD	41,220	311		115	426

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2021 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 3 Month	0.50% semi-annually	Pay	06/16/2028	USD	9,300	(423)		(213)	(636)
ICE LIBOR USD 3 Month	1.00% semi-annually	Receive	12/16/2030	USD	2,020	(10)		(124)	(134)
ICE LIBOR USD 3 Month	0.75% semi-annually	Pay	03/17/2031	USD	400	(9)		(29)	(38)
ICE LIBOR USD 3 Month	0.75% semi-annually	Pay	06/16/2031	USD	23,400	(1,371)		(1,002)	(2,373)
ICE LIBOR USD 3 Month	0.75% semi-annually	Pay	06/16/2031	USD	34,300	(2,791)		(686)	(3,477)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	–	(h)	(40)	(40)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	–	(h)	(119)	(119)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	3,575,000	–	(h)	(207)	(207)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	–	(h)	(1)	(1)
SONIA Interest Rate Benchmark	0.11% annually	Receive	09/30/2030	GBP	500	–	(h)	42	42
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2040	GBP	275	–	(h)	49	49
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2050	GBP	200	–	(h)	50	50
United States FEDEF	0.03% annually	Receive	06/12/2022	USD	450	–	(h)	– (h)	– (h)
United States FEDEF	0.20 % maturity	Receive	01/13/2023	USD	442,600	37		227	264
United States FEDEF	0.20 % maturity	Receive	04/29/2023	USD	22,600	1		8	9

Total						(2,163)		(3,197)	(5,360)

(a)	Value of floating rate index as of March 31, 2021 was as follows:

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	1.94%
Bank of Thailand BIBOR Fixings 6 Month	0.73%
BBSW ASX Australian 6 Month	0.09%
Canada Bankers Acceptances 3 Month	0.44%
Colombia IBR Overnight Nominal Interbank Reference Rate	1.68%
ICE LIBOR JPY 6 Month	(0.04%)
ICE LIBOR USD 3 Month	0.19%
KRW Certificate of Deposit 3 Month	0.75%
SONIA Interest Rate Benchmark	0.05%
United States FEDEF	0.06%

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2021.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
BIBOR	—	Bangkok Interbank Offered Rate
BofA	—	Bank of America
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
DN	—	Discount Notes
FHA	—	Federal Housing Administration
EURIBOR	—	Euro Interbank Offered Rate
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GNMA	—	Government National Mortgage Association
IBR	—	Indicador Bancario de Referencia
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of Marh 31, 2021. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (continued)

REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2021.
TBA	—	To Be Announced
VA	—	Veterans Administration
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(bb)	—	Security has been valued using significant unobservable inputs.
(ee)	—	Approximately $4,936,735 of this investment is restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $601,314 of these investments is restricted as collateral for futures to Citigroup Global Markets, Inc.
(hh)	—	Approximately $4,308,514 of these investments is restricted as collateral for TBAs to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (continued)

IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 94.2% (t)
Alabama — 1.8%
Alabama Federal Aid Highway Finance Authority, Series A, Rev., 5.00%, 09/01/2035	2,000	2,406
Alabama Housing Finance Authority, Capstone At Kinsey Cove Project, Rev., 0.35%, 12/01/2023 (z)	1,005	1,007
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2035	5,000	6,602
Series A, Rev., 5.00%, 11/01/2039	10,000	13,013
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,931
Baldwin County Board of Education, School Warrants,
Rev., 5.00%, 06/01/2024 (p)	2,605	2,752
Rev., 5.00%, 06/01/2026 (p)	2,870	3,032
Black Belt Energy Gas District,
Rev., 4.00%, 06/01/2051 (w) (z)	12,535	15,266
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2046 (z)	1,110	1,116
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	1,175	1,340
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,803
City of Birmingham, Series A, GO, 5.00%, 03/01/2043 (p)	1,935	2,113
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,994
City of Huntsville, Warrants, Series A, GO, 5.00%, 09/01/2028	2,030	2,626
City of Oxford, Warrants, Series C, GO, 5.00%, 10/01/2029 (p)	1,435	1,539
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	258
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,996
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,265
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	3,020	3,752
Industrial Development Board of the City of Mobile Alabama, Power Co., Barry Plant, Rev., 2.90%, 07/15/2034 (z)	2,000	2,132
Morgan County Board of Education, Rev., 5.00%, 03/01/2035 (p)	2,720	2,896
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	1,021
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	110
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	2,046

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	2,267
Tuscaloosa City Board of Education, Warrants,
Rev., 5.00%, 08/01/2041 (p)	2,525	3,110
Rev., 5.00%, 08/01/2046 (p)	305	376
UAB Medicine Finance Authority,
Rev., 5.00%, 09/01/2032	1,800	2,323
Series B, Rev., 5.00%, 09/01/2041	1,450	1,687
Water Works Board of the City of Birmingham, Series B, Rev., 5.00%, 01/01/2038 (p)	3,000	3,253

		98,032

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	7,245	7,967
Alaska Housing Finance Corp., State Capital Project, Rev., 5.00%, 12/01/2031 (p)	1,690	1,784
Borough of North Slope, Series B, GO, 5.00%, 06/30/2023 (p)	1,665	1,684

		11,435

Arizona — 1.6%
Arizona Board of Regents, Arizona State University, Series C, Rev., 5.00%, 07/01/2031 (w)	1,000	1,349
Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2044	1,055	1,166
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	3,104
Arizona Industrial Development Authority,
Series 2019-2, Class A, Rev., 3.63%, 05/20/2033	976	1,105
Series A, Rev., 4.00%, 09/01/2035	225	265
Series A, Rev., 4.00%, 09/01/2036	250	294
Arizona State University,
Series B, Rev., VRDO, 0.08%, 04/07/2021 (z)	2,005	2,005
Series C, Rev., 5.00%, 07/01/2042	2,000	2,372
Arizona State University, Board of Regents,
Series A, Rev., 5.00%, 07/01/2043 (p)	1,500	1,590
Series B, Rev., 5.00%, 07/01/2026	100	122
Series B, Rev., 5.00%, 07/01/2042	2,000	2,406
Arizona Water Infrastructure Finance Authority, Unrefunded, Water Quality, Rev., 5.00%, 10/01/2023 (p)	1,665	1,786
Chandler Industrial Development Authority, Intel Corp. Project, Rev., 2.40%, 12/01/2035 (z)	300	314
City of Mesa Excise Tax Revenue, Rev., 5.00%, 07/01/2028	600	772
City of Phoenix Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,219
Series A, Rev., 5.00%, 07/01/2031	2,000	2,408
Series A, Rev., 5.00%, 07/01/2032	1,000	1,200
City of Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 4.00%, 07/01/2021	1,000	1,009
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2034	2,185	2,602
Series B, Rev., 5.00%, 07/01/2024	130	150
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,227
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,841
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,474
City of Phoenix, Civic Improvement Corp., Senior Lien, Series B, Rev., 5.00%, 07/01/2021	1,500	1,517

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
County of Pima, Sewer System Revenue,
Series A, Rev., 5.00%, 07/01/2021	2,100	2,124
Series B, Rev., 5.00%, 07/01/2024 (p)	760	769
Series B, Rev., 5.00%, 07/01/2025 (p)	4,500	4,553
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Rev., 5.00%, 01/01/2026	2,500	3,009
Maricopa County Industrial Development Authority, Honorhealth, Series A, Rev., 5.00%, 09/01/2026	700	857
Maricopa County Pollution Control Corp., Public Service Company of New Mexico, Rev., 1.05%, 01/01/2038 (z)	695	699
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	24,995
Northern Arizona University, Speed Stimulas Plan Economic Education, Rev., 5.00%, 08/01/2032 (p)	3,145	3,492
Salt River Project Agricultural Improvement & Power, Series A, Rev., 5.00%, 12/01/2045	7,300	8,488
Salt River Project Agricultural Improvement & Power District,
Series A, Rev., 5.00%, 01/01/2022	1,000	1,036
Series A, Rev., 5.00%, 12/01/2024	1,305	1,347
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	554
Salt Verde Financial Corp., Senior,
Rev., 5.25%, 12/01/2021	600	618
Rev., 5.50%, 12/01/2029	1,475	1,923
State of Arizona, Series A, COP, 5.00%, 10/01/2021	80	82

		88,843

Arkansas — 0.0% (g)
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,141
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.50%, 09/01/2049 (e)	630	684

		1,825

California — 10.4%
Alameda County, Oakland Unified School District,
GO, 5.00%, 08/01/2027	65	79
Series A, GO, 5.00%, 08/01/2040	300	350
Anaheim Housing & Public Improvements Authority,
Series A, Rev., 5.00%, 10/01/2035	250	296
Series A, Rev., 5.00%, 10/01/2050	1,780	2,094
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,714
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,284
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 0.50%, 04/01/2056 (aa)	2,675	2,681
Bay Area Toll Authority, Subordinated, Series S4, Rev., 5.00%, 04/01/2031 (p)	4,000	4,387
Beverly Hills Unified School District, 2008 Election, GO, 2.00%, 08/01/2022	1,400	1,435
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	6,127
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	12
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation,
Rev., 5.00%, 06/01/2032	340	449
Rev., 5.00%, 06/01/2033	170	224

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	339
Rev., 5.00%, 06/01/2032	250	330
Rev., 5.00%, 06/01/2033	300	394
Rev., 5.00%, 06/01/2049	405	494
California Health Facilities Financing Authority, Adventist Health System, Rev., 3.00%, 03/01/2041 (z)	1,905	2,010
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,564
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2038	3,500	4,055
Series A, Rev., 5.00%, 04/01/2033	3,000	3,846
California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., 5.00%, 06/01/2041 (z)	1,000	1,316
California Health Facilities Financing Authority, Pih Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,860
California Health Facilities Financing Authority, Providence St. Josephs, Rev., 5.00%, 10/01/2039 (z)	2,000	2,388
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043 (p)	465	555
California Housing Finance, Series 2021-1, Class A, Rev., 3.50%, 11/20/2035	3,925	4,476
California Infrastructure & Economic Development Bank, Brightline West Passenger, Rev., AMT, 0.45%, 01/01/2050 (e) (z)	22,535	22,537
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 0.75%, 12/01/2050 (aa)	1,370	1,382
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,484
California Municipal Finance Authority, Anaheim Electric Utility District System, Rev., 5.00%, 10/01/2022	1,175	1,260
California Municipal Finance Authority, Palomar Health, COP, 5.00%, 11/01/2027 (e)	445	524
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,061
California Municipal Finance Authority, Southern California Insitute, Rev., 5.00%, 12/01/2037	745	853
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.70%, 12/01/2044 (z)	1,670	1,684
Rev., AMT, 0.20%, 10/01/2045 (z)	16,300	16,295
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	2,960	3,216
California Pollution Control Financing Authority, Republic Services, Inc. Project,
Series A, Rev., AMT, 0.18%, 08/01/2023 (e) (z)	4,000	4,000
Rev., AMT, 0.20%, 11/01/2042 (e) (z)	7,000	7,000
California Public Finance Authority, Henry Mayo Newhall Hospital,
Rev., 5.00%, 10/15/2030	1,165	1,366
Rev., 5.00%, 10/15/2032	1,000	1,164
Series A, Rev., 4.00%, 10/15/2022	110	116
Series A, Rev., 4.00%, 10/15/2023	130	140
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,366
California State Public Works Board, Capital Projects, Series D, Rev., 5.00%, 11/01/2029	3,460	4,557
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	8,611
California State Public Works Board, Davidson Library, Series C, Rev., 5.00%, 03/01/2031 (p)	1,250	1,366

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California State Public Works Board, Various Purpose,
Series A, Rev., 5.00%, 08/01/2025 (w)	1,275	1,441
Series A, Rev., 5.00%, 08/01/2028 (w)	375	453
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	3,327
California State University, Systemwide,
Series A, Rev., 5.00%, 11/01/2037 (p)	9,200	9,457
Series A, Rev., 5.00%, 11/01/2039	5,035	5,766
Series A, Rev., 5.00%, 11/01/2042 (p)	3,980	4,287
Series C, Rev., 5.00%, 11/01/2026	1,685	2,089
California State, Public Works Board,
Series B, Rev., 5.00%, 10/01/2028	110	138
Series E, Rev., 5.00%, 09/01/2024 (p)	1,865	1,994
California State, Public Works Board Projects, Series D, Rev., 5.00%, 09/01/2024 (p)	1,700	1,817
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	1,120	1,240
California Statewide Communities Development Authority, Health Facility, Dignity Health, Rev., AGM, 0.12%, 07/01/2041 (z)	2,000	2,000
California Statewide Communities Development Authority, Kaiser Permanente, Series 2004L, Rev., 5.00%, 04/01/2038 (z)	5,000	6,581
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,717
Rev., 5.50%, 12/01/2054	1,100	1,223
Series A, Rev., 5.00%, 12/01/2026 (e)	300	359
California Statewide Communities Development Authority, Villa Del Sol Apartments, Rev., 0.39%, 10/01/2023 (z)	560	560
Chino Basin Regional Financing Authority, Series B, Rev., 4.00%, 11/01/2025	3,000	3,445
City & County of San Francisco, Series D1, GO, 4.00%, 06/15/2041	1,215	1,416
City & County of San Francisco, 49 South Van Ness Project, Green Bond, Series A, COP, 4.00%, 04/01/2035	810	923
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	220
City of Los Angeles Department of Airports, Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2032	2,000	2,509
Series A, Rev., 5.00%, 05/15/2040	500	634
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,739
Series B, Rev., 5.00%, 05/15/2027	2,570	3,231
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	5,195
City of Los Angeles Department of Airports, Subordinated,
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,618
Series E, Rev., 5.00%, 05/15/2039	1,510	1,872
Series E, Rev., 5.00%, 05/15/2044	1,000	1,227
City of Los Angeles, Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2023	150	165
City of Los Angeles, Department of Airports, Senior,
Series B, Rev., 5.00%, 05/15/2026	2,000	2,446
Series B, Rev., 5.00%, 05/15/2034	1,600	2,090
City of Los Angeles, Wastewater System Revenue, Subordinated, Series A, Rev., 5.00%, 06/01/2025	1,040	1,147
City of Roseville, Special Tax, 5.00%, 09/01/2035	1,160	1,361
City of Roseville, Special Tax, Special Tax, 4.00%, 09/01/2040	1,000	1,096
City of San Francisco CA Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	5,254

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	2,337
Coast Community College District, Series F, GO, 4.00%, 08/01/2022	100	105
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	924
Contra Costa Water District, Series F, Rev., 2.00%, 10/01/2021	125	126
County of Sacramento, Airport System Revenue, Senior, Rev., 4.00%, 07/01/2037	2,000	2,344
County of Sacramento, Airport System Revenue, Subordinated, Series E, Rev., 5.00%, 07/01/2029	1,025	1,298
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	3,295	3,794
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	248
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	434
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	995	1,087
Deutsche Bank Spears/Lifers Trust, Series DBE8061, Rev., LIQ: Deutsche Bank AG, 0.58%, 01/01/2060 (e) (z)	5,000	5,000
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,484
East Side Union High School District, 2008 Election, Series D, GO, 5.00%, 08/01/2037 (p)	10,000	10,650
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,415
Foothill-De Anza Community College District, Series C, GO, 5.00%, 08/01/2040 (p)	1,430	1,453
Gilroy School Facilities Financing Authority, General Obligations, Series A, Rev., 5.00%, 08/01/2046 (p)	5,000	5,562
Golden State Tobacco Securitization Corp., Series A2, Rev., 5.00%, 06/01/2047	1,000	1,035
Kern Community College District, GO, BAN, Zero Coupon, 08/01/2023	280	277
Los Angeles Community College District, Series C, GO, 5.00%, 08/01/2021	2,300	2,336
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds,
Series A, Rev., 5.00%, 06/01/2024	3,365	3,863
Series A, Rev., 5.00%, 06/01/2034	7,000	8,655
Los Angeles County Metropolitan Transportation Authority, Measure R Junior, Green Bond, Subordinated,
Series A, Rev., 5.00%, 06/01/2026	500	614
Series A, Rev., 5.00%, 06/01/2033	3,000	4,005
Los Angeles County Metropolitan Transportation Authority, Prop A, First Tier, Senior, Series A, Rev., 5.00%, 07/01/2021	1,260	1,275
Los Angeles County Metropolitan Transportation Authority, Senior Proposition, Series B, Rev., 5.00%, 07/01/2022 (p)	1,000	1,012
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	3,000	4,058
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,808
Series B, Rev., 4.00%, 07/01/2029	1,000	1,245
Series B, Rev., 5.00%, 07/01/2037	740	932
Series C, Rev., 5.00%, 07/01/2033	2,765	3,670
Los Angeles Department of Water & Power Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	11,906
Series B, Rev., 4.00%, 01/01/2022	120	123
Series B, Rev., 5.00%, 07/01/2038	1,000	1,220
Series A, Rev., 5.00%, 07/01/2021	5,640	5,706

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water & Power, Power System Revenue, Series B, Rev., 5.00%, 07/01/2023	155	172
Los Angeles Unified School District,
Series C, GO, 4.00%, 07/01/2040	1,000	1,180
Series C, GO, 5.00%, 07/01/2026	2,285	2,814
Series C, GO, 5.00%, 07/01/2027	5,000	6,328
Series C, GO, 5.00%, 07/01/2028	1,000	1,292
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	126
Metropolitan Water District of Southern California,
Rev., 5.00%, 01/01/2038	3,015	3,801
Series A1, Rev., VRDO, 0.04%, 04/01/2021 (z)	2,050	2,050
Metropolitan Water District of Southern California, Subordinated, Series B, Rev., 4.00%, 08/01/2021	1,620	1,635
Monterey Peninsula Unified School District, Election 2010, Series A, GO, AGM, 5.75%, 08/01/2041 (p)	6,000	6,110
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	3,260
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	8,696
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,978
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2023	100	109
Series A, Rev., AMT, 5.00%, 03/01/2024	1,435	1,622
Series A, Rev., AMT, 5.00%, 03/01/2031 (w)	1,000	1,303
Series A, Rev., AMT, 5.00%, 03/01/2032 (w)	2,000	2,589
Northern California Power Agency, Hydroelectric Project, Series A, Rev., 5.00%, 07/01/2023	145	160
Orange County Water District, Interim Obligations, Series A, COP, 2.00%, 08/15/2023	1,540	1,592
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,681
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	4,496
Palomar Health, Capital Appreciation, Electric Of 2004, Series A, GO, AGC, Zero Coupon, 08/01/2028	500	449
Paramount Unified School District, Election of 2006, GO, AGM, 5.00%, 08/01/2046 (p)	2,270	2,306
Pomona Unified School District, 2016 Election, Series D, GO, 4.00%, 08/01/2038	2,745	3,277
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2022	1,700	1,781
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	3,062
Series H, Rev., AMT, 5.00%, 05/01/2028	1,875	2,334
Series H, Rev., AMT, 5.00%, 05/01/2029	405	512
Port of Oakland, Senior Lien, Series P, Rev., AMT, 5.00%, 05/01/2026 (p)	1,110	1,165
Redondo Beach Unified School District, Election of 2008, Series E, GO, 5.50%, 08/01/2034 (p)	1,000	1,018
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,398
San Bernardino City Unified School District,
Series A, GO, AGM, 5.00%, 08/01/2021	1,150	1,168
Series A, GO, AGM, 5.00%, 08/01/2022	1,500	1,596
San Diego Community College District,
GO, 0.00%, 08/01/2041	2,000	1,134
GO, 4.00%, 08/01/2032	2,910	3,366

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
GO, 5.00%, 08/01/2025 (p)	10,000	10,650
San Diego County Regional Airport Authority, Subordinate Airport Revenue Bonds,
Rev., 5.00%, 07/01/2026	2,120	2,592
Rev., 5.00%, 07/01/2027	2,000	2,505
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	2,000	2,576
Series B, Rev., AMT, 5.00%, 07/01/2031	775	936
San Diego County Regional Transportation Commission, Series A, Rev., 5.00%, 10/01/2022	6,355	6,808
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,892
San Diego Unified School District,
Series L2, GO, 4.00%, 07/01/2022	1,350	1,415
Series R4, GO, 5.00%, 07/01/2026	2,500	2,977
San Diego Unified School District, Measure YY Bonds, Series D2, GO, 5.00%, 07/01/2022	2,000	2,121
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,277
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	2,317
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 5.00%, 08/01/2026	1,000	1,234
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., 5.00%, 05/01/2031	205	244
Series C, Rev., 5.00%, 05/01/2046	1,920	2,253
Series F, Rev., AMT, 5.00%, 05/01/2023 (p)	245	246
San Francisco Unified School District,
GO, 5.00%, 06/15/2021	1,000	1,009
Series B, GO, 4.00%, 06/15/2022	2,000	2,092
Series B, GO, 4.00%, 06/15/2027	1,000	1,198
San Jose Financing Authority, Civic Center Project, Series A, Rev., 5.00%, 06/01/2028 (p)	1,010	1,113
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,654
Santa Clara Unified School District, GO, 5.00%, 07/01/2024	100	115
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	3,229
Saugus Union School District School Facilities Improvement District No. 2014-1, Series C, GO, 3.00%, 08/01/2022	1,000	1,038
Sierra View Local Health Care District, Tulare Co.,
Rev., 4.00%, 07/01/2022	460	479
Rev., 4.00%, 07/01/2024	475	520
Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.00%, 07/01/2034	1,000	1,174
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2023 (w)	135	149
Rev., 5.00%, 07/01/2024 (w)	40	46
Rev., 5.00%, 07/01/2025 (w)	310	369
Rev., 5.00%, 07/01/2026 (w)	25	31
Southern California Public Power Authority, Subordinated, Series A, Rev., 5.00%, 07/01/2023	2,195	2,431
State of California,
GO, 4.00%, 03/01/2036	8,850	10,634
GO, 4.00%, 11/01/2041	2,750	3,106

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
GO, 4.00%, 11/01/2045	2,000	2,250
GO, 5.00%, 11/01/2022	120	129
GO, 5.00%, 12/01/2026	4,000	4,974
GO, 5.00%, 12/01/2029	700	926
GO, 5.00%, 11/01/2030	10,910	14,643
GO, 5.00%, 12/01/2030	55	74
GO, 5.00%, 10/01/2047	1,500	1,777
GO, AGM, 5.25%, 08/01/2032	1,000	1,390
State of California Department of Water Resources, Water System, Series AT, Rev., (SIFMA Municipal Swap Index + 0.37%), 0.42%, 12/01/2035 (aa)	1,250	1,253
State of California, Bid Group, GO, 5.00%, 08/01/2027	3,065	3,763
State of California, Department of Water Resources, Series BB, Rev., 5.00%, 12/01/2027	1,855	2,372
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	6,296
Tender Option Bond Trust Receipts/ Certificates, Series 2017XF0568, Rev., LIQ: Bank of America NA, 0.00%, 04/01/2049 (e) (z)	8,400	8,400
Tobacco Securitization Authority of Northern California, Senior Bonds, Sacramento County, Series B1, Rev., 0.45%, 06/01/2030	90	89
Tuolumne Wind Project Authority, Series A, Rev., 5.00%, 01/01/2023	4,425	4,800
Turlock Public Financing Authority Water Revenue, Rev., BAN, 4.00%, 03/01/2027	18,500	18,758
University of California,
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,381
Series BH, Rev., 5.00%, 05/15/2026	90	110
Series S, Rev., 5.00%, 05/15/2026 (w)	190	221
University of California, Limited Proj,
Series K, Rev., 5.00%, 05/15/2035	1,980	2,375
Series M, Rev., 4.00%, 05/15/2047	1,300	1,465
University of California, Limited Project, Series K, Rev., 4.00%, 05/15/2046	300	334
University of California, Limited Project Revenue Bonds,
Series Q, Rev., 5.00%, 05/15/2032	350	474
Series Q, Rev., 5.00%, 05/15/2035	1,000	1,334
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,659
Series A, Rev., 4.00%, 08/01/2050	2,000	2,206
Ventura County Public Financing Authority,
Series A, Rev., 5.00%, 11/01/2024 (p)	1,000	1,077
Series A, Rev., 5.00%, 11/01/2025 (p)	1,000	1,077
Series A, Rev., 5.00%, 11/01/2026 (p)	1,000	1,077
West Hills Community College District, Election 2008, Series B, GO, AGM, 6.50%, 08/01/2041 (p)	4,000	4,083

		557,536

Colorado — 1.6%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,221
Arapahoe County School District No. 6 Littleton, GO, 5.00%, 12/01/2023	670	753
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	582
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	256

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
City & County of Denver, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2027	2,000	2,497
Series A, Rev., AMT, 5.00%, 11/15/2028	2,500	3,091
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,189
City & County of Denver, Airport System Revenue, Subordinated, Series A, Rev., AMT, 5.00%, 12/01/2027	2,000	2,490
City & County of Denver, Airport System Revenue, Subordinated System, Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,591
City of Aurora, Water Revenue, Green Bond, Rev., 5.00%, 08/01/2041	1,800	2,138
City of Colorado Springs Utilities System Revenue, System Improvement, Subordinated Lien, Series A, Rev., VRDO, 0.05%, 04/07/2021 (z)	1,480	1,480
City of Colorado Springs, Utilities System Revenue,
Series A, Rev., 5.00%, 11/15/2021	2,500	2,575
Series A, Rev., 5.00%, 11/15/2022	1,195	1,288
Series B, Rev., 5.00%, 11/15/2021	135	139
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,124
Rev., AMT, 4.00%, 12/31/2030	1,505	1,675
Colorado Educational & Cultural Facilities Authority, Johnson & Wales University, Series B, Rev., 5.00%, 04/01/2021	3,690	3,690
Colorado Health Facilities Authority, Adventhealth Obligated, Rev., 4.00%, 11/15/2038	2,000	2,344
Colorado Health Facilities Authority, Childrens Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,192
Colorado Health Facilities Authority, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,266
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,551
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,787
Series A2, Rev., 5.00%, 08/01/2044	4,010	4,862
Colorado Health Facilities Authority, Covenant Retirement Communities, Series A, Rev., 5.00%, 12/01/2033 (p)	500	540
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 5.00%, 11/01/2029	1,000	1,303
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,542
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	2,500	2,705
Colorado Housing and Finance Authority, Social Bond, Series B, Rev., GNMA, 3.00%, 05/01/2051	6,815	7,445
Copperleaf Metropolitan District No. 2,
GO, BAM, 4.00%, 12/01/2023	305	334
GO, BAM, 4.00%, 12/01/2025	470	541
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	638
Series A, GO, AGM, 5.00%, 12/01/2029	405	526
Series A, GO, AGM, 5.00%, 12/01/2030	360	473
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,231
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	595
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	130	109
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,248
Series A, Rev., 5.00%, 09/01/2028	1,000	1,274
Series A, Rev., 5.00%, 09/01/2040	2,775	3,104
Great Western Metropolitan District, GO, 4.75%, 12/01/2050	500	523

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	607
Series A2, Rev., 4.38%, 12/01/2047	795	841
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,566
Poudre Tech Metropolitan District, GO, AGM, 3.00%, 12/01/2022	420	437
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	3,000	4,605
Pueblo County School District No. 70, Series A, GO, 4.00%, 12/01/2026	1,355	1,606
Pueblo Urban Renewal Authority, Everaz Project Tax Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	675
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	687
Series A, Rev., 5.00%, 01/15/2027	1,000	1,208
Series A, Rev., 5.00%, 01/15/2032	1,470	1,892
State of Colorado, Series A, COP, 5.00%, 09/01/2026	1,500	1,839
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	540
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	500	544
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	500	542
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	629

		87,130

Connecticut — 1.4%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	284
Connecticut Housing Finance Authority, Series E1, Rev., 3.00%, 11/15/2050	2,000	2,168
Connecticut Housing Finance Authority, Mortgage Finance Program, Series A1, Rev., 3.50%, 11/15/2045	3,865	4,302
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare,
Series A, Rev., 5.00%, 07/01/2032 (p)	2,360	2,388
Series A, Rev., 5.00%, 07/01/2041 (p)	1,780	1,801
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	4,150
Connecticut State Health & Educational Facilities Authority, Yale University
Series A, Rev., 2.05%, 07/01/2035 (z)	7,025	7,061
Series U2, Rev., 2.00%, 07/01/2033 (z)	250	254
Connecticut State, Health & Educational Facilities Authority, Series J, Rev., 5.00%, 11/01/2025	1,000	1,026
Connecticut State, Health & Educational Facilities Authority, Bridgeport Hospital, Series D, Rev., 5.00%, 07/01/2025	3,565	3,771
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	846
Series K, Rev., 5.00%, 07/01/2037	950	1,187
Connecticut State, Health & Educational Facilities Authority, Yale University,
Series A2, Rev., 2.00%, 07/01/2042 (z)	3,575	3,807
Series A, Rev., 1.10%, 07/01/2048 (z)	1,755	1,782
Series C1, Rev., 5.00%, 07/01/2040 (z)	2,515	3,191
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2022	1,655	1,691
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,541
Series 2021A, GO, 4.00%, 01/15/2027	7,000	8,232
Series 2021A, GO, 4.00%, 01/15/2028	3,500	4,174

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Series A, GO, 4.00%, 03/15/2032	850	938
Series B, GO, 5.00%, 06/15/2026	1,000	1,180
Series E, GO, 5.00%, 10/15/2026	1,500	1,842
State of Connecticut, Special Tax Obligation Bonds,
Rev., 5.00%, 05/01/2025	1,150	1,351
Rev., 5.00%, 05/01/2040	300	377
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,394
State of Connecticut, Transportation Infrastructure, Series B, Rev., 5.00%, 08/01/2021	1,405	1,427
Town of Hamden, Series A, GO, BAM, 5.00%, 08/01/2032	500	634
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	2,590	3,025
Series A, Rev., 5.00%, 08/15/2026	1,400	1,544
Series A, Rev., 5.00%, 01/15/2037	3,000	3,576

		74,944

Delaware — 0.5%
Delaware State Economic Development Authority, Nrg Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	4,045
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	6,724
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,260
Rev., 5.00%, 07/01/2033	2,265	2,985
State of Delaware,
GO, 4.00%, 02/01/2031	3,000	3,640
GO, 5.00%, 02/01/2024	4,000	4,535
Series B, GO, 4.00%, 07/01/2024	1,750	1,959
State of Delaware, Unrefunded, Series B, GO, 5.00%, 07/01/2021	90	91

		25,239

District of Columbia — 1.8%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	2,011
Series A, Rev., 4.00%, 03/01/2037	2,000	2,386
Series A, Rev., 4.00%, 03/01/2040	12,345	14,609
Series A, GO, 5.00%, 06/01/2022	2,175	2,297
Series A, Rev., 5.00%, 12/01/2022	2,000	2,161
Series A, Rev., 5.00%, 03/01/2031	1,500	1,966
Series C, Rev., 4.00%, 05/01/2039	2,500	2,986
Series C, Rev., 5.00%, 05/01/2023	100	110
Series C, Rev., 5.00%, 10/01/2030	4,500	5,915
Series D, GO, 5.00%, 06/01/2026	3,500	4,286
Series E, GO, 5.00%, 06/01/2021	1,250	1,260
District of Columbia Housing Finance Agency, 218 Vine St Project, Rev., 0.30%, 01/01/2040 (z)	2,500	2,505
District of Columbia, Association American Medical Colleges,
Series B, Rev., 5.00%, 10/01/2041 (p)	1,850	1,895
Series B, Rev., 5.25%, 10/01/2036 (p)	12,425	12,738
District of Columbia, Income Tax, Series B, Rev., 5.00%, 12/01/2026	3,440	3,710
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	830

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, National Public Radio, Rev., 4.00%, 04/01/2032 (p)	1,500	1,753
District of Columbia, Water & Sewer Authority, Subordinated Lien, Series A, Rev., 5.00%, 10/01/2027	615	658
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,628
Rev., AMT, 5.00%, 10/01/2029	2,000	2,462
Series A, Rev., AMT, 5.00%, 10/01/2027	5,000	6,246
Series A, Rev., AMT, 5.00%, 10/01/2031	5,000	6,343
Series A, Rev., AMT, 5.00%, 10/01/2032	2,000	2,576
Metropolitan Washington Airports Authority, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2028	2,025	2,564
Series A, Rev., AMT, 5.00%, 10/01/2034	395	496
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	1,120
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041	350	443
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	2,016
Series A, Rev., 5.00%, 07/15/2031	4,240	5,611
Series A, Rev., 5.00%, 07/15/2037	2,000	2,582

		98,163

Florida — 3.6%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinic, Rev., 5.00%, 12/01/2032	1,000	1,267
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	362
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	25	25
Special Assessment, 3.13%, 12/15/2030	125	128
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	395	395
Brevard County Health Facilities Authority, Health First, Inc., Rev., 5.00%, 04/01/2025	1,600	1,805
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,632
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Rev., 5.00%, 08/01/2040	150	177
Capital Trust Agency, Inc., Lutz Perparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	320
Citizens Property Insurance, Inc., Senior Secured, Series A1, Rev., 5.00%, 06/01/2022	320	338
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	314
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,648
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	574
Rev., 4.00%, 11/01/2045	1,500	1,671
City of Lake Worth Beach Consolidated Utility Revenue,
Rev., BAM, 5.00%, 10/01/2029	1,930	2,504
Rev., BAM, 5.00%, 10/01/2030	2,135	2,818
City Of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	111
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	3,000	3,863
County of Broward Airport System Revenue, Series P1, Rev., AMT, 5.00%, 10/01/2026 (p)	1,120	1,200

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	786
Series A, Rev., AMT, 5.00%, 10/01/2028	800	1,006
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,457
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	3,331
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	5,217
County of Miami-Dade Aviation Revenue,
Series A, Rev., 5.00%, 10/01/2023	2,000	2,230
Series A, Rev., 5.00%, 10/01/2025	1,250	1,490
Series A, Rev., AMT, 5.00%, 10/01/2025 (p)	2,250	2,410
Series A, Rev., 5.00%, 10/01/2031	2,000	2,600
Series A, Rev., AMT, 5.00%, 10/01/2031 (p)	1,000	1,071
Series A, Rev., AMT, 5.00%, 10/01/2032 (p)	1,000	1,071
County of Miami-Dade, Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	8,014
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,329
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,455	1,657
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	409
County of Miami-Dade, Transit System, Sales Tax,
Rev., 5.00%, 07/01/2025 (p)	35	37
Rev., 5.00%, 07/01/2042 (p)	5,000	5,303
County of Miami-Dade, Water & Sewer System Revenue, Series B, Rev., AGM, 5.25%, 10/01/2022	1,125	1,209
County of Sarasota FL Utility System Revenue,
Series A, Rev., 5.00%, 10/01/2027	560	711
Series A, Rev., 5.00%, 10/01/2028	615	798
Cypress Bluff Community, Development District, Delaware Webb Project, Series A, Special Assessment, 2.70%, 05/01/2025 (e)	265	268
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	401
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	312
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	300	300
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030	500	522
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e)	8,000	7,862
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,500	1,584
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	455
Florida Development Finance Corp., Virgin Trains USA Passenger,
Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	2,000	1,948
Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (z)	2,000	1,928
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,650	2,906
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	12,000	13,095
Florida Housing Finance Corp., Valencia Park Apartments, Series A, Rev., 0.25%, 12/01/2023 (z)	2,375	2,377
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,466
Greater Orlando Aviation Authority, Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,889

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,809
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,669
Hammock Reserve Community Development District, Assesment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	570
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.05%, 04/07/2021 (z)	6,000	6,000
Highlands County, Health Facilities Authority, Hospital Adventist Health, Rev., VRDO, 0.05%, 04/07/2021 (z)	3,000	3,000
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A, Rev., 4.00%, 08/01/2045	3,275	3,688
Hillsborough County, School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2029 (p)	200	212
JEA Electric System, Series 3A, Rev., 5.00%, 10/01/2022	370	396
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2021	500	512
Series 3A, Rev., 5.00%, 10/01/2035	5,000	6,430
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,592
JEA Water & Sewer System Revenue, Series A, Rev., 5.00%, 10/01/2025	1,000	1,196
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	1,103
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	323
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	1,165	1,173
Special Assessment, 3.20%, 05/01/2030 (e)	545	560
Special Assessment, 3.50%, 05/01/2040	925	934
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	690	698
Miami-Dade County Housing Finance Authority, Platform 3750 LLC, Rev., 0.25%, 08/01/2024 (z)	2,810	2,812
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	362
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,355
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	270	273
Orange County Health Facilities Authority, Rev., 5.00%, 10/01/2025	1,970	2,343
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	3,069
Series C, Rev., 5.00%, 10/01/2022	3,010	3,227
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,170	2,544
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	824
Pine Ridge Plantation Community Development District, Senior Lien,
Series A1, Special Assessment, AGM, 3.00%, 05/01/2022	470	481
Series A1, Special Assessment, AGM, 3.00%, 05/01/2023	480	503
Pinellas County Housing Finance Authority, Lexington Club Renaissance, Rev., 0.30%, 04/01/2023 (z)	2,000	2,001
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	527
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	472
Sarasota County Public Hospital District, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.05%, 04/07/2021 (z)	6,035	6,035

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	653
School District of Broward County, Series A, COP, 5.00%, 07/01/2025 (p)	2,830	2,998
State of Florida, Series D, GO, 5.00%, 06/01/2024	7,555	7,613
State of Florida Department of Transportation, Rev., 5.00%, 07/01/2024	430	494
State of Florida Department of Transportation Turnpike System Revenue,
Series A, Rev., 5.00%, 07/01/2023	1,000	1,012
Series B, Rev., 5.00%, 07/01/2021	335	339
State of Florida Department of Transportation, Indirect Garvee, Series A, Rev., 5.00%, 07/01/2023	5,000	5,516
State of Florida Lottery Revenue, Series A, Rev., 5.00%, 07/01/2022	1,625	1,647
State of Florida, Board Education, Capital Outlay, Series A, GO, 4.00%, 06/01/2021	75	75
State of Florida, Department of Transportation, Turnpike System Revenue,
Series A, Rev., 5.00%, 07/01/2022	1,310	1,390
Series A, Rev., 5.00%, 07/01/2029	2,000	2,622
Series B, Rev., 5.00%, 07/01/2023	125	138
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e) (w)	225	224
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	675	679
Special Assessment, 3.00%, 12/15/2030 (e)	475	478
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	1,040
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	500	502
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	1,000	1,014
Special Assessment, 2.63%, 05/01/2030 (e)	1,500	1,548
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	672

		193,948

Georgia — 2.5%
Atlanta Urban Residential Finance Authority, Sylvan Senior Apartments, Rev., FHA, 0.41%, 12/01/2025 (z)	575	574
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,292
Rev., 4.00%, 03/01/2036	1,000	1,169
Rev., 4.00%, 03/01/2037	1,135	1,322
Rev., 4.00%, 03/01/2038	1,000	1,161
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group,
Series A, Rev., 4.00%, 07/01/2044	3,000	3,481
Series A, Rev., 4.00%, 07/01/2049	4,150	4,768
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,139
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	3,000	3,741
City of Atlanta, Department of Aviation, Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	4,159
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,455
City of Atlanta, Water & Wastewater Revenue, Rev., 5.00%, 11/01/2024	3,110	3,621

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 4.00%, 04/01/2033	500	594
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	255
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	128
George L Smith II Congress Center Authority, Convention Center Hotel,
Series 1, Rev., 4.00%, 01/01/2036 (w)	95	109
Series 2, Rev., 5.00%, 01/01/2054 (e) (w)	1,000	1,090
Georgia Housing & Finance Authority, Series A, Rev., 4.00%, 06/01/2050	3,860	4,342
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2026	3,200	3,908
Rev., 5.00%, 06/01/2027	5,250	6,580
Rev., 5.00%, 06/01/2028	5,500	7,055
Rev., 5.00%, 06/01/2030	6,205	8,260
Main Street Natural Gas, Inc.,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 04/01/2048 (z)	5,000	5,399
Series B, Rev., 4.00%, 08/01/2049 (z)	2,675	2,977
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	114
Series C, Rev., 4.00%, 03/01/2050 (z)	7,350	8,471
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	11,952
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 4.00%, 11/01/2023	2,750	3,006
Series A, Rev., 5.00%, 11/01/2027	250	313
Series A, Rev., 5.00%, 11/01/2029	250	322
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,319
Municipal Electric Authority of Georgia, Project One, Subordinated,
Series B, Rev., 4.00%, 01/01/2039	1,400	1,631
Series B, Rev., 5.00%, 01/01/2023	1,000	1,080
Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.00%, 09/01/2041 (p)	2,000	2,040
Private Colleges & Universities Authority, Various Emory University, Series B, Rev., (SIFMA Municipal Swap Index + 0.42%), 0.47%, 10/01/2039 (aa)	1,000	1,001
Richmond County Development Authority, Subordinated, Series C, Rev., Zero Coupon, 12/01/2021 (p)	3,645	3,642
Savannah Economic Development Authority, Series A, Rev., Zero Coupon, 12/01/2021 (p)	4,000	3,996
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	155
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	113
Series C, GO, 4.00%, 09/01/2021	95	97
Series C, GO, 4.00%, 10/01/2022	2,015	2,131
Series E, GO, 5.00%, 12/01/2021	1,865	1,925
State of Georgia, Group 1,
Series A, GO, 5.00%, 08/01/2026	2,500	3,082
Series A, GO, 5.00%, 08/01/2027	2,000	2,534
State of Georgia, Group 2, Series A, GO, 4.00%, 08/01/2034	2,000	2,470
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,618

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Tender Option Bond Trust Receipts/Certificates, Series 2017ZF0589, Rev., LIQ: Bank of America NA, 0.00%, 06/01/2049 (e) (z)	3,750	3,750
Thomaston Housing Authority, Fairview Apartments Project, Series A, Rev., FNMA, 0.34%, 12/01/2023 (z)	4,250	4,257
Valdosta & Lowndes County Hospital Authority, South Medical Center Project, Series B, Rev., CNTY GTD, 5.00%, 10/01/2041 (p)	4,100	4,198

		134,796

Hawaii — 0.5%
City & County Honolulu, Wastewater System Revenue, Senior, Series A, Rev., 4.50%, 07/01/2030 (p)	2,000	2,021
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	18
Series A, GO, 5.00%, 09/01/2027	30	38
City & County of Honolulu, Wastewater System, Senior, Series A, Rev., 4.50%, 07/01/2028 (p)	1,000	1,010
County of Maui, GO, 5.00%, 03/01/2028	1,175	1,498
State of Hawaii,
Series EA, GO, 5.00%, 12/01/2023	2,000	2,063
Series FE, GO, 5.00%, 10/01/2021	2,500	2,559
Series FG, GO, 4.00%, 10/01/2032	2,000	2,281
State of Hawaii Airports System Revenue,
Rev., AMT, 5.00%, 07/01/2021 (p)	2,500	2,528
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,836
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,989
Series B, Rev., 5.00%, 07/01/2026	1,250	1,524
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	298
Series A, Rev., AMT, 4.00%, 07/01/2032	500	590
Series A, Rev., AMT, 4.00%, 07/01/2033	750	884
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	4,175
Series A, Rev., AMT, 5.00%, 07/01/2027	250	307
Series A, Rev., AMT, 5.00%, 07/01/2028	500	627
Series A, Rev., AMT, 5.00%, 07/01/2029	250	319
Series C, Rev., 4.00%, 07/01/2032	200	244
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,313

		28,122

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Idaho — 0.0% (g)
Idaho Health Facilities Authority, Trinity Health Credit Group, Series A, Rev., 5.00%, 12/01/2047	1,715	2,055
University of Idaho, Rev., 5.25%, 04/01/2041 (z)	90	90

		2,145

Illinois — 6.0%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	2,115
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	12
Series A, GO, 5.00%, 12/01/2041	1,000	1,204
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL , Zero Coupon, 12/01/2029	1,005	826
Series B1, GO, NATL , Zero Coupon, 12/01/2022	1,105	1,090
Series B1, GO, NATL , Zero Coupon, 12/01/2028	200	170
Series B1, GO, NATL , Zero Coupon, 12/01/2029	1,105	908
Chicago Board of Education, Capital Appreciation, School Reform, Series A, GO, NATL, Zero Coupon, 12/01/2024	210	200
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., AMT, 5.00%, 01/01/2025 (p)	1,200	1,242
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	4,094
Series A, Rev., BAM, 4.00%, 01/01/2036	3,000	3,535
Series A, Rev., 5.00%, 01/01/2035	6,000	7,593
Chicago Transit Authority, Sales Tax Receipts Fund,
Rev., AGM, 5.00%, 12/01/2044	1,000	1,147
Rev., 5.25%, 12/01/2036 (p)	10,600	10,958
Rev., 5.25%, 12/01/2049	3,000	3,481
Series A, Rev., 5.00%, 12/01/2045	6,750	8,229
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,108
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	2,180	2,377
Series A, GO, 5.50%, 01/01/2033	1,815	2,039
Series A, GO, 6.00%, 01/01/2038	9,260	11,130
Series C, GO , Zero Coupon, 01/01/2027	500	438
Series C, GO, 5.00%, 01/01/2028	1,450	1,661
City of Chicago Waterworks Revenue, Second Lien Project, Rev., 5.00%, 11/01/2023	100	110
City of Chicago, Waterworks Revenue, Second Lien, Rev., 4.00%, 11/01/2021	200	204
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,457
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	2,242
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,315
Cook County, Community Unit School District No. 401, Elmwood Park,
GO, 3.00%, 12/01/2021	715	728
GO, 3.00%, 12/01/2022	500	521
County of Cook,
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,228
Series A, GO, 5.00%, 11/15/2026	3,900	4,775
Series A, GO, 5.00%, 11/15/2028	2,300	2,936

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,583
Illinois Finance Authority, Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	3,049
Illinois Finance Authority, Advocate Health Care, Rev., 5.00%, 06/01/2042 (p)	1,000	1,056
Illinois Finance Authority, Advocate Health Care Network Project,
Rev., 4.00%, 11/01/2030	2,000	2,248
Rev., 4.00%, 06/01/2047 (p)	2,550	2,662
Rev., 5.00%, 05/01/2022	1,000	1,051
Illinois Finance Authority, American Water Capital Corp. Project, Rev., 0.70%, 05/01/2040 (z)	895	894
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	500	609
Illinois Finance Authority, Ascension Health, Series A, Rev., 5.00%, 11/15/2037 (p)	1,530	1,576
Illinois Finance Authority, Ascension Health Credit, Series C, Rev., 5.00%, 02/15/2036	1,355	1,620
Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.06%, 04/07/2021 (z)	6,000	6,000
Illinois Finance Authority, Centegra Health System,
Series A, Rev., 5.00%, 09/01/2025	1,495	1,712
Series A, Rev., 5.00%, 09/01/2027	1,200	1,370
Illinois Finance Authority, Clean Water Initiative, Rev., 5.00%, 07/01/2021	7,305	7,390
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,996
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	10,078
Rev., 4.00%, 07/01/2040	1,500	1,791
Rev., 5.00%, 01/01/2022	1,500	1,554
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,976
Rev., 5.00%, 10/01/2032	750	956
Rev., 5.00%, 10/01/2034	125	158
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond,
Rev., 5.00%, 01/01/2022	220	228
Rev., 5.00%, 07/01/2023	1,650	1,824
Rev., 5.00%, 01/01/2028	100	127
Illinois Finance Authority, Illinois State University, Rev., 7.00%, 04/01/2043 (p)	7,500	7,500
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,280
Illinois Finance Authority, Northshore University Health System,
Rev., 5.00%, 08/15/2031	1,000	1,307
Rev., 5.00%, 08/15/2035	1,500	1,928
Illinois Finance Authority, Northwest Community Hospital, Series A, Rev., 5.00%, 07/01/2027	1,000	1,201
Illinois Finance Authority, OSF Healthcare System, Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,552
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041 (w)	400	457
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 0.75%, 05/01/2042 (aa)	180	180
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,563
Illinois Finance Authority, Swedish Covenant Hospital, Series A, Rev., 5.00%, 08/15/2026 (p)	1,690	2,075

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2025 (w)	545	641
Series A, Rev., 5.00%, 10/01/2028 (w)	3,000	3,799
Series A, Rev., 5.00%, 10/01/2034 (w)	1,750	2,383
Series A, Rev., 5.00%, 10/01/2035 (w)	1,400	1,931
Illinois Housing Development Authority, Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.75%, 04/01/2050	1,445	1,608
Illinois Housing Development Authority, Concord Commons, Rev., 0.25%, 02/01/2024 (z)	1,745	1,745
Illinois Housing Development Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 04/01/2051	4,480	4,909
Illinois State Toll Highway Authority,
Series A, Rev., 5.00%, 01/01/2028	100	126
Series A, Rev., 5.00%, 01/01/2044	1,000	1,216
Series B, Rev., 5.00%, 01/01/2029	100	120
Series C, Rev., 5.00%, 01/01/2023	60	65
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 12/01/2031	5,115	6,099
Series B, Rev., 5.00%, 01/01/2028	7,020	8,843
Series B, Rev., 5.00%, 01/01/2041	2,000	2,384
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,287
Series A, Rev., 5.00%, 01/01/2037	1,555	1,993
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior,
Rev., 5.00%, 01/01/2027	500	616
Rev., 5.00%, 01/01/2031	1,000	1,294
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,565
GO, AGM, 4.00%, 01/01/2045	3,000	3,275
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	1,500	1,043
Metropolitan Pier & Exposition Authority Revenue, Mccormick Place Expansion, Rev., 5.00%, 06/15/2042	2,500	3,054
Metropolitan Pier & Exposition Authority, Capital Appreciation,Mccormick, Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	606
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,515
Railsplitter Tobacco Settlement Authority,
Rev., 5.00%, 06/01/2022	1,250	1,316
Rev., 5.00%, 06/01/2023	130	142
Rev., 5.25%, 06/01/2021	1,305	1,315
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	30
Sales Tax Securitization Corp., Second Lien, Series A, Rev., BAM, 5.00%, 01/01/2037	750	930
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,431
State of Illinois,
GO, 4.00%, 06/01/2036	485	517
GO, 5.00%, 07/01/2023	1,000	1,092
GO, 5.00%, 08/01/2024	850	894
GO, 5.00%, 02/01/2026	2,000	2,337
GO, 5.00%, 01/01/2028	6,810	7,792
GO, 5.00%, 02/01/2028	3,000	3,522

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 01/01/2029	2,085	2,387
GO, 5.00%, 02/01/2029	2,000	2,340
GO, 5.25%, 02/01/2030	2,000	2,185
GO, 5.50%, 05/01/2030	2,000	2,554
Series A, GO, 4.00%, 01/01/2026	1,050	1,072
Series A, GO, 5.00%, 10/01/2021	65	66
Series A, GO, 5.00%, 10/01/2023	300	330
Series A, GO, 5.00%, 11/01/2026	2,500	2,964
Series A, GO, 5.00%, 03/01/2027	2,355	2,806
Series A, GO, 5.00%, 03/01/2028	2,500	3,009
Series B, GO, 5.00%, 10/01/2026	1,000	1,184
Series B, GO, 5.00%, 10/01/2028	1,715	2,082
Series B, GO, 5.00%, 10/01/2029	1,000	1,229
Series B, GO, 5.00%, 10/01/2031	5,000	6,173
Series B, GO, 5.50%, 05/01/2039	250	308
Series C, GO, 5.00%, 11/01/2029	4,485	5,238
Series D, GO, 5.00%, 11/01/2021	4,500	4,614
Series D, GO, 5.00%, 11/01/2026	1,980	2,332
Series D, GO, 5.00%, 11/01/2027	6,130	7,303
Series D, GO, 5.00%, 11/01/2028	2,750	3,245
Tender Option Bond Trust Receipts/Certificates, Series 2018XL0082, Rev., VRDO, LIQ: Barclays Bank plc, 0.15%, 04/07/2021 (e) (z)	15,370	15,370
University of Illinois, Auxiliary Facilities System,
Series A, Rev., 5.00%, 04/01/2022	300	313
Series A, Rev., 5.00%, 04/01/2025	140	157
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	12,129
Will Grundy Etc Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031	3,375	3,830

		320,279

Indiana — 2.1%
City of Franklin, Otterbeit Homes, Series B, Rev., 5.00%, 07/01/2023	115	126
City of Mount Vernon, Southern Industry Gas And Electric Company, Rev., AMT, 0.88%, 09/01/2055 (z)	250	250
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	108
City of Rockport, Rockport Pollution Control, Aep Generating Company Project, Series A, Rev., 1.35%, 07/01/2025 (z)	20	20
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,773
City of Whiting, Whiting Industry Environmental Facilities, Bp Products North America, Inc., Series A, Rev., AMT, 5.00%, 03/01/2046 (z)	1,585	1,719
County of Knox, Good Samaritan Hospital, Series A, Rev., 5.00%, 04/01/2037	1,200	1,241
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,723
Indiana Finance Authority, Community Foundation Northwest Industry, Rev., 4.00%, 03/01/2034 (p)	150	155
Indiana Finance Authority, Community Health Network, Series A, Rev., 5.00%, 05/01/2042 (p)	665	731
Indiana Finance Authority, Cwa Authority Project, Green Bonds, Rev., 5.00%, 10/01/2031	500	664
Indiana Finance Authority, Cwa Authority, First Lien, Series A, Rev., 5.25%, 10/01/2025	1,325	1,357

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Duke Energy Industry Project, Series A4, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 04/01/2021 (z)	2,500	2,500
Indiana Finance Authority, Educational Facilities, Marian University Project, Rev., 6.38%, 09/15/2041 (p)	1,000	1,028
Indiana Finance Authority, Green Bond, State Revolving Fund, Rev., 5.00%, 02/01/2047	7,000	8,597
Indiana Finance Authority, Indiana University Health, Series C, Rev., 5.00%, 12/01/2022	250	270
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,806
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,915
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2045	5,000	5,642
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	153
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	1,036
Indiana Health Facility Financing Authority, Ascension Health Substitute Credit Group, Series A, Rev., 4.00%, 11/01/2023	85	93
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	650	712
Indiana University, Series X, Rev., 3.00%, 08/01/2029	1,000	1,091
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	10,439
Series A, Rev., 5.00%, 06/01/2022	1,000	1,053
Series A, Rev., 5.00%, 06/01/2024	165	187
Series A, Rev., 5.00%, 06/01/2025	500	583
Series B, Rev., 5.00%, 02/01/2024 (w)	175	197
Series B, Rev., 5.00%, 02/01/2025 (w)	205	230
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	239
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport,
Rev., AMT, 5.00%, 01/01/2026	1,050	1,247
Rev., AMT, 5.00%, 01/01/2029	2,855	3,590
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2028	3,715	4,145
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	3,336
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	2,221
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	4,443
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,998
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,887
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	5,575
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,695
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	11,776
Southwest Allen Multi School Building Corp., 1st Mortgage, Rev., 5.00%, 01/15/2030	1,200	1,519
Tippecanoe School Corp., GO, 4.00%, 07/15/2023	1,080	1,166

		113,236

Iowa — 0.8%
Clinton Community School District,
GO, AGM, 5.00%, 06/01/2024	1,425	1,623
GO, AGM, 5.00%, 06/01/2026	1,290	1,559

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Cj Bio America, Incorporate Project, Rev., VRDO, LOC: Korea Development Bank, 0.11%, 04/07/2021 (z)	16,000	16,000
Iowa Finance Authority, Fertilizer Co. Project, Rev., 5.25%, 12/01/2025	3,550	3,888
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	2,000	2,191
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	1,000	1,205
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,960
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	6,607
West Des Moines Community School District, Capital Loan Notes, Series A, GO, 5.00%, 05/01/2028	3,000	3,808

		40,841

Kansas — 0.3%
State of Kansas, Department of Transportation, Series C3, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.40%), 0.48%, 09/01/2023 (aa)	2,000	2,004
University of Kansas Hospital Authority, Rev., 5.00%, 03/01/2031	1,230	1,612
University of Kansas Hospital Authority, University Kansas Health System, Series A, Rev., 5.00%, 03/01/2047	10,000	11,642
Wyandotte County-Kansas City Unified Government Utility System Revenue, Improvement, Series B, Rev., 5.00%, 09/01/2026 (p)	210	224

		15,482

Kentucky — 0.7%
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027 (w)	8,100	8,064
County of Trimble, Louisville Gas And Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	989
Kentucky Asset Liability Commission, Project Notes, Series A, Rev., 5.00%, 09/01/2022	2,000	2,132
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Rev., 5.00%, 08/15/2042 (p)	175	178
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL , Zero Coupon, 10/01/2026	3,930	3,575
Series B, Rev., NATL , Zero Coupon, 10/01/2027	1,995	1,763
Kentucky Housing Corp., City View Park Project, Rev., 1.16%, 02/01/2023 (z)	3,500	3,530
Kentucky Housing Corp., New Hope Properties Portfolio, Rev., HUD, 0.41%, 04/01/2024 (z)	3,170	3,174
Kentucky Housing Corp., Winterwood II Rural Housing, Rev., 0.37%, 10/01/2024 (z)	1,295	1,295
Kentucky Public Energy Authority, Gas Supply, Series B, Rev., 4.00%, 01/01/2049 (z)	3,475	3,845
Kentucky State Property & Building Commission, Project No. 100, Series A, Rev., 5.00%, 08/01/2026 (p)	2,000	2,031
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,724
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	804
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 4.00%, 10/01/2035	500	553
Tender Option Bond Trust Receipts/Certificates, Series 2018XG0161, Rev., AGM, LOC: Bank of America NA, LIQ: Bank of America NA, 0.00%, 12/01/2041 (e) (z)	5,460	5,460

		40,117

Louisiana — 1.6%
City of Alexandria, Utilities Revenue, Series A, Rev., 5.00%, 05/01/2038 (p)	4,000	4,399
City of Shreveport, GO, 5.00%, 08/01/2029 (p)	4,790	4,865

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax,
Rev., AGM, 5.00%, 08/01/2022	80	85
Rev., AGM, 5.00%, 08/01/2027	1,400	1,738
East Baton Rouge Parish, Sewerage Commission, Series B, Rev., 5.00%, 02/01/2039 (p)	1,200	1,408
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,555
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax, 5.00%, 07/15/2027	900	953
Louisiana Housing Corp., Stone Vista Apartments Project, Rev., 0.32%, 12/01/2023 (z)	1,250	1,250
Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewage Commission, Subordinated Lien,
Rev., 5.00%, 02/01/2028 (p)	1,655	1,872
Series A, Rev., 4.00%, 02/01/2048 (p)	1,660	1,777
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030 (w)	2,755	2,771
Rev., 2.50%, 04/01/2036 (w)	500	503
Louisiana Public Facilities Authority, Lafayette General Health, Series A, Rev., 5.00%, 11/01/2041 (p)	800	963
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	2,935	3,431
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
Rev., 5.00%, 05/15/2042	1,480	1,735
Rev., 6.50%, 05/15/2037 (p)	2,295	2,312
Louisiana Public Facilities Authority, Ochsner Clinic Project, Rev., 6.75%, 05/15/2041 (p)	760	766
Louisiana State University & Agricultural & Mechanical College, Auxiliary, Series A, Rev., 5.00%, 07/01/2021	1,285	1,299
New Orleans Aviation Board, Series B, Rev., AMT, 5.00%, 01/01/2040	3,000	3,386
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,301

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,169
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,758
Parish of St. James, Various Nucor Steel Louisiana, Series A1, Rev., VRDO, 0.15%, 04/07/2021 (z)	5,000	5,000
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	900
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,444
Regional Transit Authority Sales Tax Revenue, Series A, Rev., AGM, 5.00%, 01/01/2029	3,000	3,818
St Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,995
Series A, Rev., 5.00%, 07/01/2034	1,655	2,028
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	12,028
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien,
Series A, Rev., 0.60%, 05/01/2043 (z)	4,135	4,133
Series D, Rev., 0.55%, 05/01/2043 (z)	2,295	2,295
Series D, Rev., 0.60%, 05/01/2043 (z)	1,605	1,604
Tobacco Settlement Financing Corp., Asset Backed, Series A, Rev., 5.00%, 05/15/2023	125	137

		83,678

Maine — 0.2%
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	10,438
Rev., 5.00%, 07/01/2031	400	523
Rev., 5.00%, 07/01/2033	1,155	1,496

		12,457

Maryland — 2.9%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	4,077
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	576
County of Baltimore, Series 83, GO, 5.00%, 03/01/2024	555	631
County of Howard, Metropolitan District, Series E, GO, 5.00%, 02/15/2027	1,850	2,311
County of Montgomery,
Series A, GO, 4.00%, 08/01/2031	5,000	6,239
Series B, GO, 4.00%, 11/01/2028	7,985	9,784
Series C, GO, 5.00%, 10/01/2026	1,000	1,238
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e)	500	570
County of Prince George’s, Consolidated Public Improvement, Series A, GO, 5.00%, 09/15/2026 (p)	65	66
County of Prince George’s, Public Improvement, Series A, GO, 4.00%, 07/15/2032	5,000	6,088
Maryland Community Development Administration,
Series B, Rev., 4.00%, 09/01/2049	2,335	2,594
Series D, Rev., 3.25%, 09/01/2050	500	550
Maryland Community Development Administration Multi-Family Mortgage Revenue, Huntington Apartments, Series C, Rev., 2.34%, 04/01/2021 (e)	10,000	10,000
Maryland Community Development Administration, Residential,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Series A, Rev., 3.75%, 03/01/2050	1,420	1,581
Series A, Rev., 4.50%, 09/01/2048	6,490	7,343
Series B, Rev., AMT, 4.50%, 09/01/2048	5,770	6,481
Maryland Economic Development Corp., Morgan State University Project, Rev., 4.00%, 07/01/2040	665	732
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,524
Tax Allocation, 4.00%, 09/01/2040	1,280	1,412
Maryland Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2043 (p)	2,000	2,120
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	1,155	1,274
Rev., 5.00%, 01/01/2025 (w)	470	517
Rev., 5.00%, 01/01/2036 (w)	2,290	2,754
Maryland Health & Higher Educational Facilities Authority, Ascension Health, Series B, Rev., 5.00%, 11/15/2051 (p)	1,150	1,184
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Series A, Rev., 5.00%, 07/01/2023 (p)	1,415	1,500
Maryland Health & Higher Educational Facilities Authority, Loyola University Maryland, Series A, Rev., 5.00%, 10/01/2039 (p)	5,275	5,659
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,500
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Rev., 5.00%, 07/01/2024 (p)	2,500	2,865
Maryland State Transportation Authority, Series A, Rev., 4.00%, 07/01/2038 (w)	1,000	1,212
State of Maryland,
Series A, GO, 2.75%, 08/01/2025	1,735	1,831
Series B, GO, 5.00%, 08/01/2022	270	288
State of Maryland, First,
Series A, GO, 5.00%, 03/01/2024 (p)	1,000	1,044
Series B, GO, 4.50%, 08/01/2021	1,305	1,324
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,941
State of Maryland, Group 2, State and Local Facilities Loan, GO, 5.00%, 08/01/2033	2,000	2,649
State of Maryland, Local Facilities Loan,
Series A, GO, 4.00%, 03/15/2034	18,070	22,060
Series A, GO, 5.00%, 08/01/2028	7,000	9,057
Series A, GO, 5.00%, 08/01/2029	4,000	5,282
State of Maryland, Second, Series B, GO, 5.00%, 08/01/2025 (p)	505	538
Tender Option Bond Trust Receipts/Certificates, Series 2018XF0605, Rev., LIQ: Bank of America NA, 0.00%, 05/01/2047 (e) (z)	3,300	3,300
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 5.00%, 06/01/2021	4,245	4,277
Rev., CNTY GTD, 5.00%, 06/01/2028	1,000	1,289
Rev., CNTY GTD, 5.00%, 06/01/2029	4,000	5,265
Series A, Rev., VRDO, BAN, CNTY GTD, 0.06%, 04/07/2021 (z)	3,400	3,400
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 3.00%, 06/01/2021	135	136
Rev., CNTY GTD, 4.00%, 06/01/2022	75	78
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,921

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Series 2, Rev., CNTY GTD, 5.00%, 06/01/2022	1,200	1,267
Washington Suburban Sanitary Commission, Consolidated Public Improvement Bonds, Rev., CNTY GTD, 5.00%, 06/01/2033	3,000	3,785

		155,114

Massachusetts — 1.6%
Commonwealth of Massachusetts,
Series A, GO, 5.00%, 04/01/2024 (p)	2,500	2,500
Series A, GO, 5.00%, 06/01/2044 (z)	1,500	1,653
Series D, GO, 4.00%, 11/01/2036	2,500	3,036
Series D, GO, 4.00%, 11/01/2041	4,000	4,763
Commonwealth of Massachusetts, Consolidated Loan,
Series D2, GO, 1.70%, 08/01/2043 (z)	1,000	1,018
Series E, GO, 5.00%, 08/01/2024 (p)	2,000	2,032
Massachusetts Development Finance Agency, Series A1, Rev., 5.00%, 07/01/2050 (z)	5,000	6,495
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	1,136
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	5,460	5,498
Series B, Rev., AMT, 5.00%, 07/01/2023	250	275
Series B, Rev., AMT, 5.00%, 07/01/2024	615	700
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,457
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 0.04%, 04/07/2021 (z)	4,015	4,015
Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., 1.85%, 11/01/2030 (z)	1,250	1,270
Massachusetts Housing Finance Agency, Social Bond,
Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	3,750	4,099
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 12/01/2023	500	562
Massachusetts Port Authority,
Series A, Rev., 5.00%, 07/01/2037	1,000	1,321
Series B, Rev., AMT, 5.00%, 07/01/2033	465	611
Series B, Rev., AMT, 5.00%, 07/01/2034	415	543
Series B, Rev., AMT, 5.00%, 07/01/2035	495	642
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,982
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,639
Series E, Rev., AMT, 5.00%, 07/01/2046	6,500	8,163
Massachusetts School Building Authority, Senior,
Series B, Rev., 5.00%, 08/15/2028 (p)	5,000	5,333
Series B, Rev., 5.00%, 10/15/2041 (p)	1,355	1,390
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036	7,190	8,048
Massachusetts Water Resources Authority, Series C, Rev., 4.00%, 08/01/2022 (p)	3,180	3,341
Massachusetts Water Resources Authority, Green Bonds,
Series C, Rev., 4.00%, 08/01/2022 (p)	700	736
Metropolitan Boston Transit Parking Corp., Rev., 5.25%, 07/01/2036	300	303
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	6,196

		83,757

Michigan — 1.3%
City of Detroit, Sewage Disposal System Revenue, Senior Lien, Series A, Rev., 5.00%, 07/01/2023	5,000	5,293

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	551
Series A, GO, 5.00%, 04/01/2039	115	138
Series A, GO, 5.00%, 04/01/2046	35	42
Series A, GO, 5.00%, 04/01/2050	30	36
City of Lansing, GO, AGM, 5.00%, 05/01/2028	515	652
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	90
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,880
L’Anse Creuse Public Schools, GO, Q-SBLF, 5.00%, 05/01/2029	2,405	2,822
Lenawee County Hospital Finance Authority, Promedica Healthcare, Series B, Rev., 6.00%, 11/15/2035 (p)	1,000	1,036
Michigan Finance Authority,
Rev., 5.00%, 11/15/2022	125	134
Rev., 5.00%, 11/15/2023	1,375	1,540
Rev., 5.00%, 11/15/2025	435	511
Series A, Rev., 5.00%, 06/01/2039 (p)	5,085	5,369
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032 (w)	690	888
Rev., 5.00%, 09/01/2033 (w)	800	1,025
Rev., 5.00%, 09/01/2034 (w)	570	728
Rev., 5.00%, 09/01/2035 (w)	1,200	1,529
Michigan Finance Authority, Holland Community Hospital, Series A, Rev., 5.00%, 01/01/2040	1,980	2,104
Michigan Finance Authority, Local Government Loan Program, Series D1, Rev., 5.00%, 07/01/2021	1,300	1,315
Michigan Finance Authority, Senior,
Series A, Rev., 4.00%, 06/01/2022	1,500	1,563
Series A, Rev., 5.00%, 06/01/2024	2,000	2,276
Michigan Finance Authority, Trinity Health Co., Rev., 5.00%, 12/01/2034 (p)	2,560	2,703
Michigan Finance Authority,Refunded, Hospital Trinity Health, Rev., 5.00%, 12/01/2039 (p)	1,000	1,032
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	3,162
Series I, Rev., 5.00%, 10/15/2029	1,750	2,306
Michigan State Building Authority, Facilities Program,
Series IA, Rev., 5.00%, 10/15/2023 (p)	1,140	1,169
Series IA, Rev., 5.50%, 10/15/2045 (p)	2,770	2,849
Michigan State Building Authority, Multi Modal Facilities Program, Rev., VRDO, 0.11%, 04/07/2021 (z)	3,500	3,500
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	127
Michigan State Hospital Finance Authority, Trinity Health, Rev., 5.00%, 12/01/2034 (p)	1,000	1,056
Michigan State Hospital Finance Authority, Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2029	1,010	1,265
Michigan State Hospital Finance Authority, Trinity Health Credit Group,
Rev., 5.00%, 12/01/2026 (p)	810	855
Series B, Rev., 5.00%, 12/01/2048 (p)	755	797
Michigan State Housing Development Authority,
Rev., 0.32%, 12/01/2023 (z)	4,150	4,159
Series C, Rev., 3.00%, 06/01/2051	2,770	3,025

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Michigan State University,
Series A, Rev., 5.00%, 08/15/2022	705	751
Series A, Rev., 5.00%, 08/15/2029	2,000	2,617
Series A, Rev., 5.00%, 08/15/2038	250	275
Michigan State University, Board of Trustees, Series B, Rev., 4.00%, 02/15/2024	300	331
Monroe County Economic Development Corp., Collateral Detroit Edison Co., Series AA, Rev., NATL, 6.95%, 09/01/2022	2,500	2,733
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	536
State of Michigan, Garvee, Rev., GAN, 5.00%, 03/15/2024	1,435	1,630
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,718

		72,118

Minnesota — 1.1%
Burnsville-Eagan-Savage Independent School District No. 191,
GO, 4.00%, 02/01/2024	1,040	1,145
GO, 4.00%, 02/01/2026	1,210	1,399
County of Hennepin,
Series B, GO, 5.00%, 12/01/2027	2,850	3,636
Series C, GO, 5.00%, 12/15/2032	3,000	3,936
Dakota County Community Development Agency, Aster House Apartments Project, Rev., 0.35%, 06/01/2024 (z)	4,815	4,823
Farmington Independent School District No. 192, Series A, GO, 5.00%, 02/01/2025	2,680	3,030
Housing & Redevelopment Authority of The City of St Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	10,559
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	1,027
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	395	433
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,865	4,213
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	565	590
Series I, Rev., 3.00%, 01/01/2051	2,555	2,794
Robbinsdale Independent School District No. 281, Series B, GO, 5.00%, 02/01/2024	3,020	3,410
Shakopee Independent School District No. 720, Series D, GO, 5.00%, 02/01/2024	3,685	4,156
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	1,500	1,534
State of Minnesota,
Series A, GO, 5.00%, 08/01/2026	250	309
Series A, GO, 5.00%, 10/01/2029	45	57
Series A, GO, 5.00%, 08/01/2031	2,340	3,067
Series A, GO, 5.00%, 08/01/2034	2,000	2,544
Series B, GO, 4.00%, 08/01/2028	2,000	2,451
Series B, GO, 5.00%, 08/01/2022	100	106
Series E, GO, 3.00%, 08/01/2026	710	799
State of Minnesota 911 Services Revenue, Public Safety Community, Rev., 5.00%, 06/01/2021	1,000	1,008
State of Minnesota, Various Purpose, Series F, GO, 5.00%, 10/01/2021	1,000	1,024

		58,050

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Mississippi — 0.2%
Mississippi Development Bank, Hinds Community College District Capital, Rev., AGM, 5.25%, 04/01/2029 (p)	2,425	2,425
Mississippi Home Corp., Gateway Affordable Community, Rev., HUD, 2.40%, 02/01/2022 (p) (z)	4,500	4,530
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	286
State of Mississippi, Series F, GO, 5.00%, 11/01/2030 (p)	1,000	1,202

		8,443

Missouri — 1.2%
City of Kansas City Airport Revenue, General Improvement, Series A, Rev., AMT, 5.00%, 09/01/2023 (p)	1,000	1,019
City of St. Charles, Series B, COP, 4.00%, 02/01/2029	515	618
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,762
Series A, Rev., 4.00%, 11/01/2035	1,000	1,103
Hanley Road Corridor Transportation Development District, Rev., 1.00%, 10/01/2027	400	388
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (w) (z)	2,695	3,413
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series B, Rev., 4.00%, 05/01/2051 (w) (z)	6,750	7,831
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Rev., 5.00%, 11/01/2035	1,700	2,014
Health & Educational Facilities Authority of the State of Missouri, Lukes Health System, Rev., 4.00%, 11/15/2038	2,000	2,340
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,580
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	546
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	1,138
Kansas City Industrial Development Authority, Cathedral Towers, Rev., 0.35%, 12/01/2024 (z)	6,000	6,008
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,440
Rev., AMT, 4.00%, 03/01/2040	2,500	2,846
Rev., AMT, 5.00%, 03/01/2029	3,050	3,852
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	471
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 05/01/2052	560	614
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	2,000	2,205
Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.00%, 01/01/2023 (p)	1,100	1,140
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	2,149
Orchard Farm R-V School District,
COP, 4.00%, 04/01/2027	400	464
COP, 4.00%, 04/01/2028	410	480
RBC Municipal Products, Inc. Trust, Floater Certificates, Series C16, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.11%, 04/07/2021 (e) (z)	11,000	11,000
St Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,972
State of Missouri, Health & Educational Facilities, Saint Lukes Health System, Inc., Rev., 5.00%, 11/15/2023	290	324

		61,717

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Montana — 0.2%
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	2,580	2,814
Series A1, Rev., 3.00%, 06/01/2051	4,800	5,260
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,183

		9,257

Nebraska — 0.5%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	4,000	4,541
Rev., 5.00%, 09/01/2042	625	663
Central Plains Energy, Project No. 3, Series A, Rev., 5.00%, 09/01/2042	1,000	1,400
City of Omaha, Various Purpose,
Series A, GO, 4.00%, 04/15/2022	1,125	1,170
Series A, GO, 4.00%, 04/15/2023	1,675	1,802
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	352
Douglas County Hospital Authority No. 2, Health Facilities Childrens Hospital, Rev., 5.00%, 11/15/2047	3,000	3,526
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,240
Douglas County, Hospital Authority No. 2, Childrens Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,588
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	1,104
Nebraska Public Power District, Series A, Rev., 0.60%, 01/01/2051 (z)	9,000	9,029

		28,415

Nevada — 1.2%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,165
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	210	218
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,508
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	624
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,754
County of Clark Passenger Facility Charge Revenue, Mccarran International,
Rev., 5.00%, 07/01/2029	5,000	6,459
Rev., 5.00%, 07/01/2031	1,950	2,484
Rev., 5.00%, 07/01/2032	2,385	3,027
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,951
County of Clark, Limited Tax, Flood Control, GO, 5.00%, 11/01/2038 (p)	2,000	2,247
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,825
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 0.63%, 03/01/2036 (z)	900	901
Las Vegas Convention & Visitors Authority, Series B, Rev., 5.00%, 07/01/2043	4,900	5,787
Las Vegas Valley Water District,
Series B, GO, 5.00%, 12/01/2021	1,500	1,548
Series B, GO, 5.00%, 06/01/2022	1,000	1,056
Series B, GO, 5.00%, 06/01/2023	5,065	5,592
Series D, GO, 5.00%, 06/01/2023	1,180	1,303

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
Series A, GO, 5.00%, 06/01/2022	6,000	6,338
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,932
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	70	79
Nevada Housing Division, Pinewood Terrace Apartments, Rev., 0.26%, 04/01/2024 (z)	500	500
Nevada Housing Division, Whittell Pointe, Rev., 0.30%, 10/01/2023 (z)	3,665	3,669
State of Nevada, Department of Business & Industry, Republic Services, Inc. Project, Rev., AMT, 0.30%, 12/01/2026 (e) (z)	2,000	2,000

		62,967

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Rev., 4.13%, 01/20/2034	984	1,141
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	2,071
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	306
Rev., 4.00%, 01/01/2027	250	287
Rev., 4.00%, 01/01/2028	290	331
Rev., 4.00%, 01/01/2029	300	340
Rev., 4.00%, 01/01/2030	280	316
Rev., 4.00%, 01/01/2031	290	325
New Hampshire Business Finance Authority, Waste Management, Series A2, Rev., AMT, 0.20%, 09/01/2021 (z)	1,000	1,000

		6,117

New Jersey — 3.7%
City of Newark,
Series A, GO, AGM, 5.00%, 10/01/2027	100	123
Series A, GO, AGM, 5.00%, 10/01/2028	750	937
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	927
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046 (w)	725	830
Rev., BAM, 4.00%, 07/01/2051 (w)	1,000	1,139
Hudson County Improvement Authority, Hudson County Courthouse Project, Rev., 5.00%, 10/01/2028	150	191
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,213
New Jersey Economic Development Authority,
Series A, Rev., 5.00%, 11/01/2027	2,500	3,087
Series AAA, Rev., 5.50%, 06/15/2028	5,000	6,133
Series B, Rev., 5.00%, 11/01/2023	75	84
Series DDD, Rev., 5.00%, 06/15/2033	1,500	1,778
New Jersey Economic Development Authority, American Water Company, Series B, Rev., AMT, 1.20%, 11/01/2034 (z)	1,195	1,210
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Rev., AMT, 5.13%, 09/15/2023	2,000	2,122
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	280
New Jersey Economic Development Authority, Municipal Rehabilitation, Series A, Rev., 5.25%, 04/01/2027 (z)	5,000	6,162
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,591
Series E, Rev., AMT, 0.85%, 12/01/2025	2,205	2,182

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, School Facilities, Series GG, Rev., 5.00%, 09/01/2021	3,000	3,008
New Jersey Economic Development Authority, School Facilities Construction,
Rev., 5.00%, 03/01/2031	1,190	1,276
Series GGG, Rev., 5.25%, 09/01/2026 (e)	3,000	3,617
New Jersey Economic Development Authority, School Facilities Construction Sifma, Series I, Rev., (SIFMA Municipal Swap Index + 1.60%), 1.65%, 03/01/2028 (aa)	10,000	10,022
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 4.00%, 06/15/2034	500	576
Series QQQ, Rev., 4.00%, 06/15/2035	500	574
Series QQQ, Rev., 5.00%, 06/15/2026	555	667
Series QQQ, Rev., 5.00%, 06/15/2027	410	502
Series QQQ, Rev., 5.00%, 06/15/2028	400	498
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	13,097
Series B, Rev., 5.00%, 06/15/2028	8,635	10,757
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,321
New Jersey Educational Facilities Authority, Princeton University,
Series A, Rev., 5.00%, 07/01/2022	1,710	1,814
Series I, Rev., 5.00%, 07/01/2024	1,290	1,488
Series I, Rev., 5.00%, 07/01/2036	1,015	1,255
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group, Rev., 5.00%, 07/01/2037	1,600	1,925
New Jersey Health Care Facilities Financing Authority, Princeton Health Care, Rev., 5.00%, 07/01/2025	1,320	1,564
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	346
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,249
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	3,200	3,564
New Jersey Housing & Mortgage Finance Agency, Pilgrim Baptist Village, Rev., HUD, 1.50%, 09/01/2022 (z)	165	166
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 5.00%, 12/15/2028	300	377
Series AA, Rev., 4.00%, 06/15/2040	3,750	4,243
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,750
Series AA, Rev., 5.00%, 06/15/2045	660	801
Series B, Rev., 5.25%, 06/15/2022 (p)	3,350	3,383
Series B, Rev., 5.25%, 06/15/2023 (p)	2,500	2,525
Series B, Rev., 5.25%, 06/15/2036	1,500	1,512
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	3,250	2,122
New Jersey Transportation Trust Fund Authority, Transportation System Bond, Rev., 4.00%, 12/15/2039	2,000	2,239
New Jersey Transportation Trust Fund Authority,Transportation System Bond,
Rev., 5.00%, 12/15/2028	1,000	1,256
Rev., 5.00%, 12/15/2031	1,560	1,947
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	1,167
Series A, Rev., 5.00%, 01/01/2030 (p)	1,000	1,060
Series E, Rev., 5.00%, 01/01/2027	1,000	1,228

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Princeton, GO, 2.00%, 12/15/2023	1,735	1,817
Rutgers The State University of New Jersey, Series L, Rev., 5.00%, 05/01/2043 (p)	1,805	1,985
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	570
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,185
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,159
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	646
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,551
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,695
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,423
Series A, GO, 4.00%, 06/01/2031	8,340	10,188
Series A, GO, 5.00%, 06/01/2028	4,245	5,342
Series A, GO, 5.00%, 06/01/2029	15,000	19,175
Tender Option Bond Trust Receipts/Certificates, Series 2019XG0258, Rev., VRDO, LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 0.08%, 04/07/2021 (e) (z)	13,300	13,300
Tender Option Bond Trust Receipts/Certificates, Floaters,
Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 0.00%, 07/01/2026 (e) (z)	4,000	4,000
Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 0.08%, 04/07/2021 (e) (z)	9,500	9,500
Tobacco Settlement Financing Corp.,
Series A, Rev., 5.00%, 06/01/2021	555	559
Series A, Rev., 5.00%, 06/01/2022	2,055	2,166

		198,146

New Mexico — 0.5%
Albuquerque Municipal School District No. 12,
Series A, GO, 5.00%, 08/01/2024	250	288
Series B, GO, 5.00%, 08/01/2024	330	380
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	4,635	4,683
New Mexico Finance Authority,Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,149
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,333
Rev., 5.00%, 06/01/2032	1,000	1,253
New Mexico Mortgage Finance Authority, Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,400	3,712
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	6,505	7,173
New Mexico Municipal Energy Acquisition Authority,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 05/01/2022	95	99
Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,815	4,453
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,735

		26,258

New York — 12.1%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,367

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	3,160
Rev., AGM, 5.00%, 04/01/2026	500	602
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	377
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,226
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	757
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,282
Series A, GO, 5.00%, 09/01/2027	1,500	1,776
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	407
Series A1, GO, 4.00%, 08/01/2034	3,000	3,558
Series A1, GO, 5.00%, 08/01/2026	2,000	2,443
Series A1, GO, 5.00%, 08/01/2028	1,795	2,295
Series A1, GO, 5.00%, 08/01/2029	2,900	3,760
Series A1, GO, 5.00%, 08/01/2041	3,000	3,705
Series A, GO, 5.00%, 08/01/2028	100	125
Series B1, GO, 5.00%, 11/01/2029	1,920	2,500
Series C1, GO, 4.00%, 08/01/2022	1,800	1,891
Series C, GO, 5.00%, 08/01/2022	60	64
Series C, GO, 5.00%, 08/01/2027	1,870	2,340
Series D1, GO, 5.00%, 12/01/2024	150	174
Series D1, GO, 5.00%, 12/01/2031	1,380	1,743
Series D1, GO, 5.00%, 12/01/2036	11,955	14,841
Series D1, GO, 5.00%, 12/01/2044	2,560	3,132
Series D, GO, 5.00%, 08/01/2023	1,000	1,108
Series E, GO, 5.00%, 08/01/2028	1,625	2,077
Series F1, GO, 5.00%, 04/01/2037	2,730	3,330
Series F1, GO, 5.00%, 04/01/2039	5,000	6,081
Series F1, GO, 5.00%, 03/01/2043	1,000	1,259
Series J3, GO, AGM, 0.14%, 06/01/2036 (z)	2,000	2,000
Series J, GO, 5.00%, 08/01/2025	2,320	2,572
City of New York NY, Series C4, GO, AGC, 0.16%, 10/01/2027 (z)	2,000	2,000
City of New York Prerefunded, Series F1, GO, 5.00%, 03/01/2037 (p)	745	813
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 0.20%, 04/01/2021 (z)	1,400	1,400
Series 3, GO, VRDO, 0.21%, 04/07/2021 (z)	1,065	1,065
City of New York, Fiscal 2008, Series J10, GO, 5.00%, 08/01/2026	1,755	2,144
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	1,455	1,708
City of New York, Fiscal 2020,
Series B1, GO, 4.00%, 10/01/2023	990	1,080
Series B1, GO, 5.00%, 10/01/2038	5,000	6,256
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	525
Series C, GO, 5.00%, 08/01/2033	2,000	2,592
Series C, GO, 5.00%, 08/01/2035	4,740	6,074
City of New York, Unrefunded, Series F1, GO, 5.00%, 03/01/2037	5	5
County of Dutchess, Local Development Corp., Marist College Project, Series A, Rev., 5.00%, 07/01/2045	485	554

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
County of Nassau,
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,780
Series C, GO, 5.00%, 10/01/2025	1,005	1,190
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,412
Geneva Development Corp., Hobart & William Smith College, Rev., 5.00%, 09/01/2032 (p)	530	566
Hudson Yards Infrastructure Corp.,
Rev., 4.00%, 02/15/2044	9,335	10,305
Series A, Rev., 5.00%, 02/15/2026	1,050	1,260
Series A, Rev., 5.00%, 02/15/2045	2,210	2,576
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,497
Series A, Rev., 5.00%, 09/01/2037	1,250	1,617
Series C, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.75%), 0.83%, 05/01/2033 (aa)	5,000	5,005
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,708
Long Island Power Authority, Unrefunded, Series A, Rev., 5.00%, 09/01/2042	500	531
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 0.00%, 11/01/2032 (w) (aa)	430	430
Rev., AGM, (United States SOFR * 0.67 + 0.55%), 0.00%, 11/01/2032 (w) (aa)	1,770	1,770
Series A, Rev., BAN, 4.00%, 02/01/2022	4,645	4,771
Series B1, Rev., BAN, 5.00%, 05/15/2022	4,000	4,190
Series B, Rev., 5.00%, 11/15/2024	1,095	1,260
Series B, Rev., 5.00%, 11/15/2025	540	639
Series B, Rev., AMBAC, 5.25%, 11/15/2024	500	581
Series C, Rev., 5.00%, 11/15/2022	1,000	1,072
Series C, Rev., 5.00%, 11/15/2047 (p)	4,125	4,450
Series D1, Rev., BAN, 5.00%, 09/01/2022	3,000	3,179
Series D1, Rev., 5.00%, 11/01/2028	2,000	2,117
Series D, Rev., 5.00%, 11/15/2027	1,200	1,438
Series D, Rev., 5.00%, 11/15/2038	600	649
Series F, Rev., 5.00%, 11/15/2022	135	145
Series F, Rev., BAN, 5.00%, 11/15/2022	3,375	3,605
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	3,415
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., BAN, 5.00%, 02/01/2023	1,575	1,694
Series A2, Rev., 5.00%, 11/15/2024	1,815	2,089
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,301
Series B, Rev., 5.00%, 11/15/2021	125	128
Series B, Rev., 5.00%, 11/15/2023	100	111
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	2,000	2,366
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,350
Series C1, Rev., 5.00%, 11/15/2024	340	391
Series C1, Rev., 5.00%, 11/15/2025	850	1,006
Series C1, Rev., 5.00%, 11/15/2026	4,500	5,446
Series C1, Rev., 5.00%, 11/15/2027	1,115	1,373

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,444
Series D3, Rev., 4.00%, 11/15/2049	2,000	2,213
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	11,882
Metropolitan Transportation Authority, Refunding, Transportation Subordinated, Series C1, Rev., 5.00%, 11/15/2025	1,055	1,248
Metropolitan Transportation Authority, Transportation,
Series A1, Rev., 5.00%, 11/15/2044	4,500	4,857
Series A1, Rev., 5.25%, 11/15/2039	1,000	1,089
Series C1, Rev., 5.00%, 11/15/2026	305	359
Series C2, Rev., BAN, 5.00%, 09/01/2021	3,000	3,053
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	2,082
Metropolitan Transportation Authority, Transportation, Green Bonds, Series B, Rev., 5.00%, 11/15/2022	605	649
Metropolitan Transportation Authority, Unrefunded Balance, Transportation, Series A, Rev., 5.00%, 11/15/2041 (p)	4,000	4,120
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2022	600	644
Rev., 5.00%, 12/01/2027	1,000	1,241
Rev., 5.00%, 12/01/2028	1,700	2,149
Rev., 5.00%, 12/01/2029	1,900	2,432
Nassau County Interim Finance Authority, Taxable, Series B, Rev., 1.28%, 11/15/2028	8,000	7,773
New York City Health and Hospitals Corp.,
Series A, Rev., 4.00%, 02/15/2025	1,250	1,412
Series A, Rev., 5.00%, 02/15/2024	270	305
Series A, Rev., 5.00%, 02/15/2025	2,225	2,597
Series A, Rev., 5.00%, 02/15/2026	6,055	7,284
Series A, Rev., 5.00%, 02/15/2027	5,360	6,615
Series A, Rev., 5.00%, 02/15/2028	3,760	4,740
Series A, Rev., 5.00%, 02/15/2029	2,485	3,189
New York City Housing Development Corp., Sustainability Bonds, Rev., FHA, 0.70%, 11/01/2060 (z)	9,490	9,503
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	1,003
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Rev., 1.75%, 05/01/2059 (z)	1,000	1,010
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,205
Series A, Rev., AGM, 5.00%, 01/01/2025	250	291
Series A, Rev., AGM, 5.00%, 01/01/2027	625	770
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,278
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,942
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	10,085
Rev., AGM, 5.00%, 03/01/2028	1,250	1,558
Rev., AGM, 5.00%, 03/01/2029	1,500	1,902
Rev., AGM, 5.00%, 03/01/2030	3,900	5,022
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	20,665
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	675

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Building Aid Revenue, Subordinate, Series S1, Rev., 5.00%, 07/15/2043	1,505	1,766
New York City Transitional Finance Authority Future Tax Secured,
Rev., 5.00%, 11/01/2028	1,000	1,283
Rev., 5.00%, 08/01/2029	5,000	6,482
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A1, Rev., 5.00%, 05/01/2022	65	69
Series E1, Rev., 3.00%, 02/01/2028	730	826
Series E1, Rev., 5.00%, 02/01/2023	135	147
New York City Transitional Finance Authority Future Tax Secured Revenue, Fiscal 2011, Series D, Rev., 5.00%, 02/01/2035	1,000	1,004
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured,
Rev., 4.00%, 11/01/2035	7,000	8,301
Rev., 5.00%, 11/01/2021	920	946
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,341
Series A1, Rev., 5.00%, 08/01/2042	2,000	2,438
Series A3, Rev., 4.00%, 05/01/2041	11,000	12,590
Series C1, Rev., 5.00%, 11/01/2021	1,970	2,025
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,675
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured,
Rev., 3.75%, 11/01/2025	8,000	8,624
Series A1, Rev., 5.00%, 08/01/2021 (p)	1,000	1,016
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 05/01/2031	1,000	1,316
Series A3, Rev., 4.00%, 05/01/2042	2,000	2,283
Series A3, Rev., 5.00%, 08/01/2040	1,720	2,089
Series C1, Rev., 5.00%, 05/01/2024	1,000	1,143
New York City Transitional Finance Authority Future Tax Secured, Future Tax Secured Subordinated Fiscal,
Series 1, Rev., 5.00%, 11/01/2026	3,345	4,129
Series 1, Rev., 5.00%, 11/01/2028	2,475	3,175
New York City Transitional Finance Authority, Future Tax Secured, Rev., 5.00%, 11/01/2026	375	463
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2024 (w)	2,755	3,204
Series I, Rev., 5.00%, 05/01/2027	345	379
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	648
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	2,850	3,725
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,539
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,331
Series GG, Rev., 5.00%, 06/15/2039	2,660	3,111
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	3,600	4,409
Rev., 5.00%, 06/15/2029	870	1,137
Rev., 5.00%, 06/15/2047	14,655	16,008
Series CC1, Rev., 5.00%, 06/15/2048	2,730	3,270

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,912
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,778
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,446
Series DD, Rev., 5.00%, 06/15/2047	6,550	7,844
Series FF, Rev., 5.00%, 06/15/2045	500	528
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 0.06%, 04/01/2021 (z)	2,000	2,000
New York City Water & Sewer System, Water And Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,396
New York City, Water & Sewer System, Series BB1, Rev., 5.00%, 06/15/2049	500	622
New York Liberty Development Corp., World Trade Center Project,
Rev., 5.75%, 11/15/2051	10,165	10,487
Series 1, Rev., 5.00%, 11/15/2044 (e)	1,700	1,855
New York State Dormitory Authority,
Series A, Rev., 5.00%, 03/15/2024	100	114
Series A, Rev., 5.00%, 03/15/2029	3,000	3,872
Series A, Rev., 5.00%, 03/15/2034	2,000	2,433
Series A, Rev., 5.00%, 03/15/2040	1,000	1,232
Series D, Rev., 4.00%, 02/15/2037	2,000	2,319
New York State Dormitory Authority, Conrell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,369
New York State Dormitory Authority, Convent of the Sacred Heart, Rev., AGM, 5.63%, 11/01/2035 (p)	1,000	1,004
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	121
New York State Dormitory Authority, General Purpose, Unrefunded, Series A, Rev., 5.00%, 02/15/2022	250	260
New York State Dormitory Authority, Group 1, Series A, Rev., 5.00%, 03/15/2024	2,000	2,273
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,601
Series A, Rev., 5.00%, 03/15/2036	2,015	2,516
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	6,219
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	2,035	2,373
Series A, Rev., 5.00%, 08/01/2026	750	898
Series A, Rev., 5.00%, 08/01/2031	1,010	1,241
New York State Dormitory Authority, Municipal Health Facilities, Rev., 4.00%, 01/15/2023	50	50
New York State Dormitory Authority, New York University, Series A, Rev., 4.00%, 07/01/2035	620	709
New York State Dormitory Authority, North Shore—Long Island Jewish, Series A, Rev., 5.00%, 05/01/2021	150	150
New York State Dormitory Authority, Rockefeller University, Series A, Rev., 5.00%, 07/01/2038	1,000	1,055
New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGM, 5.00%, 10/01/2025	1,460	1,739
New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.00%, 07/01/2023 (p)	150	159
New York State Dormitory Authority, State University New York Dormitory Facilities, Series B, Rev., 5.00%, 07/01/2031	1,365	1,570
New York State Environmental Facilities Corp., Series B, Rev., 5.00%, 06/15/2023	1,000	1,105
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	3,234

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Incorporate Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	257
New York State Housing Finance Agency, Sustainability Bonds,
Series K, SONYMA, Rev., 0.70%, 11/01/2024	1,085	1,090
Series P, Rev., 1.55%, 11/01/2023	300	300
New York State Thruway Authority,
Series K, Rev., 5.00%, 01/01/2022	105	109
Series L, Rev., 5.00%, 01/01/2024	75	84
New York State Thruway Authority, General Revenue, Series I, Rev., 5.00%, 01/01/2032 (p)	2,050	2,124
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	4,120	4,786
New York State Thruway Authority, Transportation, Series A, Rev., 5.00%, 03/15/2024	100	102
New York State Urban Development Corp., Series A, Rev., 4.00%, 03/15/2049	1,300	1,475
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,340
Rev., 4.00%, 03/15/2041	5,000	5,767
Rev., 5.00%, 03/15/2030	500	651
Series C3, Rev., 5.00%, 03/15/2038	1,685	2,060
New York State Urban Development Corp., State Personal Income Tax,
Rev., 5.00%, 03/15/2028	1,250	1,581
Rev., 5.00%, 03/15/2034	3,000	3,387
Series A, Rev., 5.00%, 03/15/2024	8,000	9,097
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	6,132
Series B, Rev., 3.54%, 03/15/2028	7,000	7,730
New York State Urban Development Corp., State Personal Income Taxes Facilities, Rev., NATL, 5.50%, 03/15/2024	6,000	6,910
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia, Rev., AMT, 5.00%, 10/01/2035	10,000	12,430
New York Transportation Development Corp., Laguardia Airport Terminal B, Rev., AMT, 5.25%, 01/01/2050	2,000	2,252
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	695
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	338
Rev., AMT, 4.00%, 12/01/2039	300	337
Rev., AMT, 4.00%, 12/01/2040	1,475	1,641
Rev., AMT, 4.00%, 12/01/2041	300	333
Rev., AMT, 4.00%, 12/01/2042	300	332
Rev., 5.00%, 12/01/2024	200	229
Rev., 5.00%, 12/01/2025	200	234
Rev., 5.00%, 12/01/2026	200	240
Rev., 5.00%, 12/01/2027	200	247
Rev., 5.00%, 12/01/2028	200	248
Rev., 5.00%, 12/01/2037	250	308
Rev., 5.00%, 12/01/2038	250	307
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	6,165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series 223, Rev., AMT, 5.00%, 07/15/2023	1,220	1,349
Series 226, Rev., AMT, 5.00%, 10/15/2031 (w)	2,500	3,235
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,617
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	2,087
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,922
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,429
Series 222, Rev., 4.00%, 07/15/2036	10,250	12,117
Series 222, Rev., 5.00%, 07/15/2034	5,000	6,455
Tender Option Bond Trust Receipts/Certificates, Series 2020ZF0950, Rev., VRDO, LIQ: Toronto Dominion Bank, 0.08%, 04/07/2021 (e) (z)	7,020	7,020
Triborough Bridge & Tunnel Authority,
Series A, Rev., 5.00%, 11/15/2038	1,000	1,072
Series A, Rev., 5.00%, 11/15/2041	1,975	2,344
Series A, Rev., 5.00%, 11/15/2049	3,040	3,788
Triborough Bridge & Tunnel Authority, Subordinated, Series A, Rev., 5.00%, 11/15/2025	50	55
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History, Series B1, Rev., (SIFMA Municipal Swap Index + 0.10%), 0.15%, 04/01/2044 (aa)	750	750
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	7,327
Utility Debt Securitization Authority, Restructuring,
Rev., 5.00%, 12/15/2025	105	118
Series TE, Rev., 5.00%, 12/15/2033	3,150	3,536
Westchester County Industrial Development Agency, Eg Mount Vernon Preservation, Rev., FNMA COLL, 0.30%, 12/01/2023 (z)	1,525	1,527
Westchester County Industrial Development Agency, Marble Hall Tuckahoe Limited, Rev., FHA, 0.28%, 04/01/2024 (z)	3,135	3,133

		644,442

North Carolina — 1.8%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 5.00%, 01/15/2048 (z)	1,000	1,042
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	6,131
Rev., AMT, 5.00%, 07/01/2049	5,000	5,992
City of Charlotte, 2003 Governmental Facilities Project, VRDO, COP, LIQ: Wells Fargo Bank NA, 0.04%, 04/07/2021 (z)	3,000	3,000
City of Charlotte, Water & Sewer System Revenue,
Rev., 5.00%, 07/01/2026	1,850	2,275
Rev., 5.00%, 07/01/2027	1,000	1,265
City of Durham, Water & Sewer Utility System Revenue, Rev., 5.00%, 06/01/2041 (p)	500	504
County of Wake,
Series A, Rev., 5.00%, 08/01/2021	50	51
Series B, GO, 5.00%, 08/01/2023	1,400	1,556
County of Wake, Public Improvement, GO, 5.00%, 09/01/2021	110	112
Durham Housing Authority, Jj Henderson, Rev., HUD, 0.30%, 06/01/2024 (z)	1,750	1,752
Durham Housing Authority, Oakley Square Apartments Project, Series A, Rev., 0.30%, 05/01/2024 (z)	2,000	2,002
North Carolina Capital Facilities Finance Agency, Republic Services, Inc. Project, Rev., AMT, 0.19%, 06/01/2038 (z)	10,000	9,998

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Eastern Municipal Power Agency, Prerefunded, Series A, Rev., 6.00%, 01/01/2026 (p)	1,000	1,043
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	100	105
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 1.90%, 01/01/2032	1,705	1,728
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	3,900	4,256
North Carolina Medical Care Commission, Caromont Health, Series B, Rev., 5.00%, 02/01/2051 (z)	790	953
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	710	825
Series A, Rev., 4.00%, 10/01/2040	1,200	1,346
Series A, Rev., 4.00%, 10/01/2045	1,750	1,945
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	2,276
North Carolina Municipal Power Agency No. 1, Series B, Rev., 5.00%, 01/01/2027 (p)	1,000	1,036
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	5,200	5,855
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,926
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,229
Raleigh Durham Airport Authority,
Series A, Rev., AMT, 5.00%, 05/01/2032	1,200	1,504
Sanford Housing Authority, Matthews Garden Gilmore, Rev., HUD, 0.00%, 10/01/2023 (z)	3,750	3,754
State of North Carolina,
Series A, GO, 5.00%, 06/01/2022	1,440	1,521
Series A, GO, 5.00%, 06/01/2026	3,000	3,679
State of North Carolina, Build Nc Programs,
Series B, Rev., 5.00%, 05/01/2026	2,255	2,753
Series B, Rev., 5.00%, 05/01/2027	2,750	3,453
State of North Carolina, Public Improvement, Series B, GO, 5.00%, 06/01/2026	3,500	4,292
University of North Carolina at Chapel Hill,
Series A, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.35%), 0.43%, 12/01/2041 (aa)	1,125	1,125
Series B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.40%), 0.48%, 12/01/2041 (aa)	3,000	3,007
University of North Carolina at Chapel Hill Hospital, Rev., 5.00%, 02/01/2045	5,140	7,472
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,770

		96,533

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Dakota — 0.3%
City of West Fargo,
Series A, GO, 2.00%, 05/01/2022	500	509
Series A, GO, 2.00%, 05/01/2023	525	544
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	2,365	2,584
Series C, Rev., 4.00%, 01/01/2050	1,000	1,133
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	6,535	7,207
North Dakota Housing Finance Agency, Housing Home Mortgage Finance Program, Series E, Rev., VRDO, 0.05%, 04/07/2021 (z)	2,000	2,000
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	352

		14,329

Ohio — 2.2%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	1,605	1,857
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	577
Rev., 4.00%, 11/15/2035	1,000	1,149
Rev., 4.00%, 11/15/2038	750	851
Rev., 5.00%, 11/15/2026	200	241
American Municipal Power, Inc., Series A, Rev., 5.25%, 02/15/2033 (p)	2,430	2,538
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	5,000	5,633
Buckeye Tobacco Settlement Financing Authority, Capital Appreciation, Series A3, Rev., 6.25%, 06/01/2037 (p)	2,820	3,019
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	2,464
City of Cincinnati, Water System Revenue, Series A, Rev., 5.00%, 12/01/2036 (p)	2,500	2,580
City of Cleveland, Airport System Revenue, Series A, Rev., AGM, 5.00%, 01/01/2031 (p)	1,000	1,036
City of Columbus,
Series 1, GO, 5.00%, 07/01/2026 (p)	1,000	1,108
Series A, GO, 5.00%, 04/01/2032	2,200	2,945
Cleveland Department of Public Utilities, Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	362
County of Allen Hospital Facilities Revenue, Catholic Health Partners, Series A, Rev., 5.00%, 05/01/2042 (p)	1,465	1,542
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	63
County of Cuyahoga, Series D, Rev., 5.00%, 12/01/2026	3,500	4,310
County of Geauga, South Franklin Circle Project, Series A, Rev., 8.00%, 12/31/2047 (p) (z)	6,035	6,933
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,891
County of Montgomery, Kettering Health Network Obligations,
Rev., 4.00%, 08/01/2037	525	620
Rev., 4.00%, 08/01/2041	1,200	1,401
Dayton Metro Library, Library Improvement, Series A, GO, 5.00%, 12/01/2038 (p)	145	150
Hamilton City School District, Various Purpose, GO, 5.00%, 12/01/2034 (p)	1,500	1,755
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,796
Northeast Ohio Medical University, Series A, Rev., 4.00%, 12/01/2035	250	284

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,299
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	1,078
Ohio Higher Educational Facility Commission, University Of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,427
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	1,385	1,549
Ohio Housing Finance Agency, The Arts Apartments Project, Series A, Rev., HUD, 0.35%, 12/01/2023 (z)	2,750	2,755
Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Project, Rev., 5.00%, 02/15/2025	455	494
Ohio Water Development Authority,
Series A, Rev., 5.00%, 06/01/2029	500	653
Series A, Rev., 5.00%, 12/01/2035	1,000	1,341
Ohio Water Development Authority, Fresh Water, Series A, Rev., 5.00%, 06/01/2023	155	171
Ohio Water Development Authority, Water Pollution Control Loan Fund,
Series A, Rev., VRDO, 0.05%, 04/07/2021 (z)	3,500	3,500
Series B, Rev., 5.00%, 06/01/2024	1,000	1,147
Series B, Rev., 5.00%, 06/01/2025	1,300	1,542
State of Ohio,
Series A, GO, 5.00%, 08/01/2021	1,500	1,524
Series A, GO, 5.00%, 09/15/2022	95	102
Series A, GO, 5.00%, 12/15/2022	75	81
Series A, GO, 5.00%, 02/01/2024	2,000	2,265
Series A, GO, 5.00%, 02/01/2038	3,000	3,550
State of Ohio, Cleveland Clinic Health System, Series A, Rev., 5.00%, 01/01/2027	940	1,165
State of Ohio, Common School, Series A, GO, 5.00%, 06/15/2022	825	873
State of Ohio, Common Shares, Series C, GO, 4.00%, 09/15/2022	5,000	5,280
State of Ohio, Conservation Project,
Series B, GO, 4.00%, 03/01/2022	1,145	1,185
Series B, GO, 4.00%, 03/01/2023	1,000	1,073
State of Ohio, Conservation Projects, Series A, GO, 2.00%, 03/01/2022	135	137
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2025	320	379
Series A, GO, 5.00%, 05/01/2026	1,000	1,220
Series A, GO, 5.00%, 05/01/2032	10,000	12,374
Series C, GO, 5.00%, 08/01/2028	5,500	7,094
State of Ohio, Natural Resources, Series S, GO, 5.00%, 04/01/2024 (p)	180	197
State of Ohio, Portsmouth Bypass Project P3, Rev., AMT, 5.00%, 06/30/2022	160	169
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,476
Rev., 4.00%, 11/15/2041	1,450	1,611
Rev., 5.00%, 11/15/2028	680	858
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,147
Toledo City School District, School Facilities Improvement,
GO, 5.00%, 12/01/2030 (p)	1,125	1,268
Series B, GO, 5.00%, 12/01/2024 (p)	2,920	3,156

		116,245

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Gilcrease Expressway West, Rev., AMT, 1.63%, 07/06/2023	1,100	1,105
Oklahoma Housing Finance Agency, Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2050	2,010	2,220
Oklahoma Turnpike Authority, Second, Series C, Rev., 5.00%, 01/01/2031 (p)	3,000	3,108

		6,433

Oregon — 1.0%
City of Portland Sewer System Revenue, Second Lien, Series A, Rev., 4.00%, 03/01/2033	3,850	4,724
City of Portland Water System Revenue, Second Lien, Series A, Rev., 5.00%, 05/01/2033	1,825	2,376
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,305
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,545
Multnomah County School District No. 1 Portland,
GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,384
Series B, GO, SCH BD GTY, 5.00%, 06/15/2022	10,000	10,580
Multnomah County School District No. 3 Parkrose, Series A, GO, SCH BD GTY, 5.00%, 06/30/2035 (p)	500	506
Oregon State Facilities Authority, Providence Health and Services, Series A, Rev., 5.00%, 10/01/2022	80	86
Oregon State Lottery, Series A, Rev., 5.25%, 04/01/2030 (p)	1,700	1,700
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,996
Series 27A, Rev., AMT, 5.00%, 07/01/2036	2,000	2,496
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,241
Salem Hospital Facility Authority, Multi Model, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2023	100	110
State of Oregon, Series N, GO, 5.00%, 12/01/2023	2,070	2,136
State of Oregon Department of Transportation, Series A, Rev., 5.00%, 11/15/2025 (p)	2,000	2,157
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	11,717
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	120
State of Oregon, Article Xi-M & Xi-N Seismic, GO, 5.00%, 06/01/2030	1,995	2,672
State of Oregon, St Property, Series J, GO, 5.00%, 05/01/2036 (p)	1,050	1,054
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,207

		52,112

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — 4.5%
Allegheny County Airport Authority, Pittsburgh International Airport, Series B, Rev., 4.00%, 01/01/2030 (p)	670	689
Allegheny County Hospital Development Authority, Health Network Obligations, Series A, Rev., 5.00%, 04/01/2047	3,000	3,517
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Rev., 4.00%, 07/15/2038	1,375	1,602
Allegheny County, Hospital Development Authority, Health Network Obligations, Series A, Rev., 5.00%, 04/01/2023	1,000	1,090
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,579
Series A, Rev., 5.00%, 07/15/2027	765	957
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	482
Series B, Rev., 4.00%, 06/01/2036	675	809
Series B, Rev., 5.00%, 06/01/2030	500	650
Series B, Rev., 5.00%, 06/01/2032	550	724
Series B, Rev., 5.00%, 06/01/2033	600	786
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	325	399
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,553
Berks County Industrial Development Authority, Tower Health Project, Rev., 5.00%, 11/01/2047	3,155	3,163
Bucks County, Industrial Development Authority, Waste Management, Inc. Project, Rev., AMT, 2.75%, 12/01/2022	100	104
Capital Region Water Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,250
Chester County Health and Education Facilities Authority, Main Line Health System, Series B, Rev., 5.00%, 06/01/2024	1,000	1,147
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	2,216
Series A, GO, 5.00%, 08/01/2030	4,000	4,711
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,979
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,651
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	12,462
City of Philadelphia, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,649
City of Philadelphia, Water & Wastewater Revenue, Series A, Rev., 5.00%, 11/01/2040	2,790	3,598
City of Pittsburgh,
GO, 5.00%, 09/01/2030	500	624
Series B, GO, 5.00%, 09/01/2025 (p)	3,000	3,206
Series B, GO, 5.00%, 09/01/2026 (p)	1,000	1,069
Commonwealth Financing Authority, Series B, Rev., 5.00%, 06/01/2027 (p)	500	528
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,552
Series 1, GO, 4.00%, 03/01/2035	3,650	4,234
Series 1, GO, 4.00%, 03/15/2035	2,000	2,216
Series 1, GO, 5.00%, 11/15/2026 (p)	1,000	1,030
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,837
County of Lehigh, Lehigh Valley Health Network, Rev., 4.00%, 07/01/2049	1,000	1,140
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,174

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Cumberland Valley School District,
GO, 5.00%, 11/15/2032 (p)	150	169
GO, 5.00%, 11/15/2034 (p)	140	157
Delaware River Joint Toll Bridge Commission, Series A, Rev., 5.00%, 07/01/2025 (p)	1,020	1,081
Delaware River Port Authority,
Rev., 5.00%, 01/01/2030	2,500	2,809
Rev., 5.00%, 01/01/2037	3,000	3,342
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	5,000	6,446
Series C, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.75%), 0.88%, 06/01/2037 (aa)	500	490
DuBois Hospital Authority, Penn Highlands Healthcare,
Rev., 4.00%, 07/15/2045	1,400	1,500
Rev., 5.00%, 07/15/2043	3,410	3,926
Emmaus General Authority, Rev., VRDO, AGM, 0.05%, 04/07/2021 (z)	4,710	4,710
Geisinger Authority, Geisinger Health System, Series C, Rev., 5.00%, 04/01/2043 (z)	2,630	3,390
Health Care Facilities Authority of Sayre, Guthrie Health, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.78%), 0.91%, 12/01/2024 (aa)	1,665	1,668
Lancaster County Hospital Authority, Health Facilities St Annes, Rev., 5.00%, 04/01/2033	1,830	1,860
Lehigh County Industrial Development Authority, Electricity Utilities Corp., Rev., 1.80%, 09/01/2029 (z)	2,000	2,040
Lycoming County Authority, Pennsylvania College Technology, Rev., 5.00%, 05/01/2026	2,000	2,099
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,803
Montgomery County Industrial Development Authority, Retirement,
Rev., 5.00%, 11/15/2025 (p)	1,500	1,581
Rev., 5.00%, 11/15/2028 (p)	1,600	1,687
Montgomery County Industrial Development Authority, Retirement Life Cmntys,
Rev., 5.00%, 11/15/2033	1,500	1,752
Series C, Rev., 5.00%, 11/15/2045	2,585	3,060
New Castle Sanitation Authority,
Series A, Rev., AGM, 3.00%, 06/01/2029	500	550
Series A, Rev., AGM, 3.00%, 06/01/2030	500	546
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,803
Pennsylvania Economic Development Financing Authority,
Rev., AMT, 5.00%, 06/30/2022	1,000	1,056
Series A, Rev., 5.00%, 11/15/2023	1,665	1,869
Pennsylvania Economic Development Financing Authority, Bridges Finco Project, Rev., AMT, 5.00%, 06/30/2023	495	543
Pennsylvania Economic Development Financing Authority, Philadelphia Bioslides Facility,
Rev., 4.00%, 01/01/2028	1,590	1,827
Rev., 4.00%, 01/01/2029	450	521
Rev., 4.00%, 01/01/2031	800	932
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project, Rev., AMT, 0.25%, 06/01/2044 (w) (z)	2,500	2,500
Pennsylvania Economic Development Financing Authority, Upmc, Series A1, Rev., 4.00%, 04/15/2045	5,440	6,264
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 0.18%, 08/01/2045 (z)	4,000	4,000
Rev., AMT, 1.75%, 08/01/2038 (z)	5,000	5,170

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, Temple University,
Rev., 5.00%, 04/01/2035 (p)	5,000	5,242
Rev., 5.00%, 04/01/2042 (p)	3,025	3,172
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,341
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	3,600	3,924
Pennsylvania Housing Finance Agencyl, Social Bonds,
Series 134B, Rev., AMT, 5.00%, 04/01/2022	1,000	1,047
Series 134B, Rev., AMT, 5.00%, 10/01/2022	1,000	1,069
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,266
Series A1, Rev., 5.00%, 12/01/2031	250	312
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,235
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,179
Series A2, Rev., 5.00%, 12/01/2024	100	117
Series A2, Rev., 5.00%, 12/01/2025	1,300	1,568
Series A, Rev., 5.00%, 12/01/2044	2,000	2,496
Series A, Rev., AGM, 5.25%, 07/15/2028	300	390
Series A, Rev., 5.25%, 12/01/2044	2,500	3,189
Series B, Rev., 5.00%, 12/01/2026	400	495
Series B, Rev., 5.00%, 12/01/2027	900	1,140
Series B, Rev., 5.00%, 12/01/2028	700	906
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,194
Pennsylvania Turnpike Commission, Senior Lien, Series A, Rev., 5.00%, 12/01/2042 (p)	2,000	2,161
Pennsylvania Turnpike Commission, Subordinate, Series A, Rev., 4.00%, 12/01/2043	2,135	2,470
Pennsylvania Turnpike Commission, Subordinated,
Series A, Rev., 5.00%, 12/01/2036	2,670	3,221
Series B, Rev., 5.25%, 12/01/2031 (p)	1,000	1,034
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,550
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	1,039
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,337
Series A, Rev., 5.00%, 09/01/2035	1,105	1,321
Series A, Rev., 5.00%, 09/01/2047	1,000	1,171
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	5,718
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	600
Series B, Rev., AGM, 4.00%, 09/01/2038	500	592
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,611
Series C, Rev., AGM, (SIFMA Municipal Swap Index + 0.65%), 0.70%, 09/01/2040 (aa)	4,275	4,284
Pittsburgh Water & Sewer Authority, Subordinated, Series B, Rev., AGM, 5.00%, 09/01/2031	1,750	2,340
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,164
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,751
Rev., AGM, 5.00%, 02/01/2028	2,590	3,228

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
State Public School Building Authority, Montgomery County Community College, Rev., 5.50%, 05/01/2033	1,000	1,104
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,183
Rev., BAM, 4.00%, 03/01/2030	640	749
Rev., BAM, 4.00%, 03/01/2031	500	585
Rev., BAM, 5.00%, 03/01/2027	715	873
Rev., BAM, 5.00%, 03/01/2028	755	942
State Public School Building Authority, Philadelphia Community College Project, Rev., 5.00%, 06/15/2022	250	264
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	4,223
State Public School Building Authority, School District of Philadelphia,
Rev., 5.00%, 04/01/2024 (p)	2,000	2,097
Rev., 5.00%, 04/01/2030 (p)	3,000	3,145
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2024	255	278
Series A, Rev., 4.00%, 07/01/2025	575	637
Series A, Rev., 4.00%, 07/01/2026	1,250	1,410
Series A, Rev., 5.00%, 07/01/2028	1,400	1,707

		240,599

Puerto Rico — 0.3%
Puerto Rico Electric Power Authority,
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	514
Series TT, Rev., 5.00%, 07/01/2020 (d)	270	244
Series TT, Rev., 5.00%, 07/01/2037 (d)	630	570
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	419
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	520	467
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	454
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured, Series A1, Rev., Zero Coupon, 07/01/2031	2,825	2,162
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,075	1,165
Series A2, Rev., 4.33%, 07/01/2040	7,950	8,505

		14,500

Rhode Island — 0.1%
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	500
Series 73A, Rev., 1.10%, 04/01/2027	300	299
Series 73A, Rev., 1.65%, 10/01/2029	715	721
Series 73A, Rev., 3.00%, 10/01/2050	1,500	1,637

		3,157

South Carolina — 1.2%
City of Rock Hill, Combined Utility System, Rev., 5.00%, 01/01/2027	250	299
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,144
Rev., 4.00%, 11/01/2031	1,000	1,140

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	44
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,180
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,175
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,850
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	6,868
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	1,200
Series A, Rev., 4.00%, 12/01/2034	2,000	2,392
Series A, Rev., 5.00%, 12/01/2024	500	581
Series A, Rev., 5.00%, 12/01/2028	1,700	1,986
Series A, Rev., 5.00%, 12/01/2031	4,500	5,929
Series A, Rev., 5.00%, 12/01/2032	1,000	1,309
Series A, Rev., 5.00%, 12/01/2050	5,000	5,719
Series B, Rev., 5.00%, 12/01/2041	1,000	1,197
Series C, Rev., 5.00%, 12/01/2021	500	515
South Carolina Public Service Authority, Santee Cooper, Series A, Rev., 5.75%, 12/01/2043 (p)	4,445	5,093
South Carolina Public Service Authority, Santee Cooper Project,
Series C, Rev., 5.00%, 12/01/2036	715	735
Series D, Rev., 5.00%, 12/01/2043 (p)	3,125	3,299
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 4.00%, 07/01/2050	3,270	3,702
Series B, Rev., 3.25%, 01/01/2052	8,140	8,967
South Carolina Transportation Infrastructure Bank, Series 2003B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.45%), 0.53%, 10/01/2031 (aa)	7,000	7,004

		63,328

South Dakota — 0.0% (g)
Harrisburg School District No. 41-2, GO, 4.50%, 07/15/2036 (p)	1,000	1,034

Tennessee — 0.7%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	384
City of Knoxville, Wastewater System Revenue, Series A, Rev., 5.00%, 04/01/2028 (w)	2,000	2,563
City of Memphis, Gas System Revenue, Rev., 4.00%, 12/01/2045	2,175	2,564
City of Memphis, Sanitary Sewerage System Revenue,
Series B, Rev., 5.00%, 10/01/2022	1,430	1,533
Series B, Rev., 5.00%, 10/01/2023	1,000	1,119
Series B, Rev., 5.00%, 10/01/2027	1,000	1,264
County of Coffee, GO, 5.00%, 06/01/2026	250	304
Greeneville Health & Educational Facilities Board, People Road Portfolio Project, Rev., 1.45%, 12/01/2022 (z)	1,115	1,124
Health Educational and Housing Facility Board of the City of Memphis, Memphis Towers Apartments, Rev., 0.25%, 12/01/2023 (z)	3,875	3,882
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	329
Rev., AMT, 5.00%, 07/01/2043	2,055	2,434

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	2,685	3,168
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Volunteer Healthcare, Rev., Zero Coupon, 06/01/2021 (p)	4,480	4,479
Metropolitan Government of Nashville & Davidson County, Electric Revenue, Series A, Rev., 5.00%, 05/15/2030	1,000	1,333
Metropolitan Government of Nashville & Davidson County, Improvement, Series A, GO, 5.00%, 01/01/2025 (p)	1,400	1,518
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Rev., 5.00%, 07/01/2025	560	620
Metropolitan Nashville Airport Authority, Subordinated, Series A, Rev., 5.00%, 07/01/2054	1,000	1,233
Tennessee Energy Acquisition Corp., Rev., 4.00%, 11/01/2049 (z)	3,250	3,687
Tennessee Energy Acquisition Corp., Junior, Series B, Rev., 5.63%, 09/01/2026	1,410	1,729
Tennessee Housing Development Agency, Residental Financial Program, Rev., 3.00%, 07/01/2051 (w)	460	504
Tennessee Housing Development Agency, Residential Finance Program Bonds, Rev., 4.00%, 01/01/2048	2,875	3,223

		38,994

Texas — 10.3%
Abilene Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2024 (p)	2,800	3,053
Angleton Independent School District, GO, PSF-GTD, 4.00%, 02/15/2022	2,880	2,975
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,257
Austin Affordable Public Facility Corp., Inc., Bridge at Turtle Creek, Rev., 0.42%, 12/01/2040 (z)	6,000	6,012
Austin Independent School District, GO, PSF-GTD, 5.00%, 08/01/2028	1,000	1,290
Balmorhea Independent School District, Series A, GO, PSF-GTD, 4.00%, 02/15/2050	2,500	2,675
Barbers Hill Independent School District, GO, PSF-GTD, 5.00%, 02/15/2029	4,370	5,691
Bexar County Hospital District, Certificates Obligation, GO, 5.00%, 02/15/2031	1,000	1,276
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	2,000	2,679
Series E, Rev., 5.00%, 08/15/2027	1,000	1,262
Board of Regents of the University of Texas System, Green Bond, Series B, Rev., 2.50%, 08/15/2036 (z)	5,000	5,024
Board of Regents of the University of Texas System, Refunding Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.04%, 04/07/2021 (z)	2,500	2,500
Boerne Public Facilities Corp., Liv At Boerne Senior Apartments, Rev., 2.75%, 11/01/2022 (z)	100	101
Boerne School District, School Building, GO, PSF-GTD, 5.00%, 02/01/2043 (p)	1,800	1,873
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	2,027
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	6,000	6,252
GO, PSF-GTD, 5.00%, 02/15/2027	2,500	3,118
GO, PSF-GTD, 5.00%, 02/15/2028	2,500	3,194
GO, PSF-GTD, 5.00%, 02/15/2029	3,000	3,910
GO, PSF-GTD, 5.00%, 02/15/2030	3,000	3,879
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 0.41%, 01/01/2041 (z)	9,205	9,214
Carrollton-Farmers Branch Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023 (w)	935	1,017

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040 (w)	800	929
Series B, Rev., 4.00%, 01/01/2051 (w)	1,250	1,412
Series B, Rev., 5.00%, 01/01/2046 (w)	1,500	1,863
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	691
Series B, Rev., 4.00%, 01/01/2040	500	575
Series B, Rev., 5.00%, 01/01/2024	230	258
Series B, Rev., 5.00%, 01/01/2045	3,595	4,402
Series E, Rev., 5.00%, 01/01/2045	2,665	3,263
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	5,408
Central Texas Regional Mobility Authority, Subordinated Lien, Rev., 5.00%, 01/01/2042 (p)	3,000	3,253
Central Texas Turnpike System, First Tier, Series A, Rev., 5.00%, 08/15/2041 (p)	7,045	7,513
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	2,326
GO, 5.00%, 09/01/2033	1,100	1,455
GO, 5.00%, 09/01/2034	1,750	2,304
City of Austin, GO, 5.00%, 11/01/2021	1,520	1,563
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2025	3,000	3,565
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,271
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,333
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,997
City of Austin, Electric Utility Revenue,
Series B, Rev., 5.00%, 11/15/2037	1,505	1,923
Series B, Rev., 5.00%, 11/15/2038	1,340	1,705
Series B, Rev., 5.00%, 11/15/2044	2,000	2,504
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	820
City of Austin, Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	7,000	8,516
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	8,969
Series C, Rev., 4.00%, 10/01/2040	1,000	1,193
Series C, Rev., 5.00%, 10/01/2029	1,125	1,484
Series C, Rev., 5.00%, 10/01/2032	3,450	4,583
City of Denton Utility System Revenue, Rev., 5.00%, 12/01/2022	1,000	1,076
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	4,058
Series A, Rev., AMT, 5.00%, 07/01/2023 (p)	10,000	10,579
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,138
Series A, Rev., AMT, 5.00%, 07/01/2028	1,000	1,250
Series A, Rev., AMT, 5.00%, 07/01/2034	1,000	1,255
Series B, Rev., 5.00%, 07/01/2027	1,995	2,482
City of Houston Combined Utility System Revenue, First Lien, Series C, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.36%), 0.44%, 05/15/2034 (aa)	1,250	1,251
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	588

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	698
City of Houston, Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 5.00%, 07/01/2028	890	1,113
Series B, Rev., 5.00%, 07/01/2026	1,000	1,215
Series B, Rev., 5.00%, 07/01/2030	1,000	1,299
City of Houston, Combined Utility System Revenue, First Lien,
Series C, Rev., 5.00%, 11/15/2029	2,850	3,770
Series D, Rev., 5.00%, 11/15/2026 (p)	460	474
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	500	502
City of Laredo, Certificates Obligation, GO, 5.00%, 02/15/2033	1,070	1,305
City of Lubbock Water & Wastewater System,
Series B, Rev., 5.00%, 02/15/2023	400	435
Series B, Rev., 5.00%, 02/15/2024	490	555
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 5.00%, 02/01/2048 (p)	3,645	3,960
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,507
City of San Antonio, Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2027	3,000	3,557
Series B, Rev., 2.00%, 02/01/2033 (z)	1,370	1,374
City of San Antonio, Electric & Gas Systems Revenue, Junior Lien, Rev., 5.00%, 02/01/2043 (p)	4,350	4,726
City of San Antonio, General Improvement, GO, 5.00%, 02/01/2023 (p)	1,240	1,290
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,268
Clifton Higher Education Finance Corp., Idea Public Schools, Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	2,248
College Station Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	2,285	2,641
Collin County, Community College District, GO, 4.00%, 08/15/2021	85	86
Conroe Independent School District,
Series A, GO, PSF-GTD, 5.00%, 02/15/2024	750	851
Series A, GO, PSF-GTD, 5.00%, 02/15/2026	2,450	2,968
Series A, GO, PSF-GTD, 5.00%, 02/15/2029	2,370	3,087
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	12,372
GO, 5.00%, 06/15/2031	1,500	1,823
County of Bexar, Certificates Obligation,
Series A, GO, 4.00%, 06/15/2036 (p)	1,000	1,084
Series B, GO, 5.00%, 06/15/2043 (p)	1,000	1,106
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,726
County of Harris,
Series A, GO, 5.00%, 10/01/2022	4,615	4,950
Series A, GO, 5.00%, 10/01/2024	3,500	4,061
Series A, GO, 5.00%, 10/01/2026	2,390	2,952
Series A, GO, 5.00%, 10/01/2029	1,150	1,515
County of Harris, Road Bonds, GO, 5.00%, 10/01/2022	1,185	1,271
County of Harris, Cultural Education Facilities Finance Corp., Teco Project, Rev., 5.00%, 11/15/2022	1,000	1,075
County of Harris, Flood Control District, Series A, GO, 4.00%, 10/01/2036	2,800	3,372
County of Harris, Refunding Road, Series A, GO, 5.00%, 10/01/2029	1,090	1,299

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Crowley Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/01/2045 (p)	2,000	2,382
Dallas Area Rapid Transit, Series A, Rev., 5.00%, 12/01/2046	5,000	5,843
Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2032	1,000	1,301
Dallas Fort Worth International Airport,
Series B, Rev., 4.00%, 11/01/2034	1,395	1,675
Series B, Rev., AMT, 4.50%, 11/01/2045	1,000	1,056
Series E, Rev., 5.00%, 11/01/2023	1,000	1,075
Dallas Fort Worth International Airport, Joint Improvement,
Series D, Rev., AMT, 5.00%, 11/01/2038 (p)	210	216
Series D, Rev., AMT, 5.00%, 11/01/2042 (p)	11,550	11,867
Dallas Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2022	1,510	1,560
GO, PSF-GTD, 4.00%, 02/15/2023	540	579
Series A, GO, PSF-GTD, 5.00%, 08/15/2023	130	145
Series A, GO, PSF-GTD, 5.00%, 08/15/2034	1,000	1,143
Dallas/Fort Worth, International Airport, Series C, Rev., AMT, 5.13%, 11/01/2043	350	374
Denton Independent School District, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,260

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Fort Bend Independent School District, GO, PSF-GTD, 5.00%, 08/15/2023	1,190	1,325
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	1,000	1,001
Frisco Independent School District, GO, PSF-GTD, 3.00%, 02/15/2022	1,625	1,665
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,445
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	4,000	4,360
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,000	1,042
Series A, GO, PSF-GTD, 5.00%, 02/15/2028	2,000	2,406
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	11,762
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	112
Gregory-Portland Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	3,220	3,509
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	465
Harlingen Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2024	80	92
GO, PSF-GTD, 5.00%, 08/15/2026	105	129
Harris County Cultural Education Facilities Finance Corp., Baylor College, Rev., 5.00%, 11/15/2037 (p)	1,465	1,579
Harris County Cultural Education Facilities Finance Corp., Memorial Herman Health System, Series A, Rev., 5.00%, 12/01/2024	2,000	2,320
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,210	6,213
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann, Rev., 5.00%, 06/01/2032 (z)	1,000	1,161
Harris County, Metropolitan Transit Authority, Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2021	100	103
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	115
Harris County-Houston Sports Authority, Prefunded, Senior Lien, Series A, Rev., AGM, 5.00%, 11/15/2022 (p)	650	701
Houston Community College System,
Series A, GO, 3.00%, 02/15/2022	300	307
Series A, GO, 4.00%, 02/15/2023	725	776
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	1,163
Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,600	1,667
Houston Independent School District, Maintenance Tax Notes,
GO, 5.00%, 07/15/2021	1,500	1,520
GO, 5.00%, 07/15/2022	80	85
Houston Independent School District, Schoolhouse, Series B, GO, PSF-GTD, 2.40%, 06/01/2036 (z)	1,500	1,505
Humble Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2022	1,200	1,251
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,938
Katy Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2031 (p)	1,000	1,042
Klein Independent School District, GO, PSF-GTD, 5.00%, 08/01/2021	1,500	1,524
Lewisville Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2024	1,000	1,156
Lewisville Independent School District, School Building, Series E, GO, PSF-GTD, 5.00%, 08/15/2029 (p)	4,000	4,266

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	575	626
Lower Colorado River Authority, Lcra Transmission Services,
Rev., 5.00%, 05/15/2021	1,000	1,006
Rev., 5.00%, 05/15/2027	700	868
Series A, Rev., 5.00%, 05/15/2022	1,000	1,054
Lower Colorado River Authority, Transmission Services Co., Rev., 5.00%, 05/15/2022	5,000	5,271
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	129
Lumberton Independent School District, GO, PSF-GTD, 4.00%, 02/15/2023	1,125	1,202
Matagorda County Navigation District No. 1, Central Power and Light Co., Rev., AMT, 0.90%, 05/01/2030 (z)	4,945	4,952
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2028 (p)	1,000	1,028
Metropolitan Transit Authority of Harris County, Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2036 (p)	1,785	1,835
Midland County Public Facility Corp., Palladium West Francis, Rev., 0.35%, 06/01/2024 (z)	8,500	8,515
Midlothian Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,410	1,535
Mission Economic Development Corp., Republic Services, Rev., AMT, 0.18%, 01/01/2026 (z)	4,000	4,000
New Hope Cultural Education Facilities Finance Corp., Childrens Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,187
North Fort Bend Water Authority, Series B, Rev., 5.00%, 12/15/2029	1,130	1,483
North Texas Tollway Authority, Series A, Rev., 5.00%, 01/01/2028	1,750	2,087
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,301
North Texas Tollway Authority, First Tier,
Series A, Rev., 5.00%, 01/01/2025	390	421
Series A, Rev., 5.00%, 01/01/2029 (p)	1,000	1,036
Series D, Rev., 5.00%, 01/01/2038 (p)	2,120	2,196
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 4.00%, 01/01/2035	2,000	2,335
North Texas Tollway Authority, Second Tier, Series B, Rev., 5.00%, 01/01/2033	1,000	1,198
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	16,850	16,862
Odessa Housing Finance Corp., Rev., 0.37%, 02/01/2024 (z)	1,540	1,542
Pasadena Independent School District, School Building,
GO, PSF-GTD, 5.00%, 02/15/2038	7,500	8,143
Series A, GO, PSF-GTD, 5.00%, 02/15/2035 (p)	1,000	1,042
Pearland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2026	5,505	6,652
GO, PSF-GTD, 5.00%, 02/15/2027	3,490	4,334
Plano Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2023	2,665	2,905
Series A, GO, PSF-GTD, 4.00%, 02/15/2023	100	103
Round Rock Independent School District,
Series A, GO, PSF-GTD, 5.00%, 08/01/2021	1,700	1,727
Series A, GO, PSF-GTD, 5.00%, 08/01/2031	2,000	2,631
San Antonio Housing Trust Finance Corp., Alsbury Park Apartments, Rev., FHA, 1.38%, 09/01/2022 (z)	10	10
San Antonio Independent School District, Series B, GO, PSF-GTD, 5.00%, 08/15/2027	1,255	1,583
Schertz-Cibolo-Universal City Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,000	1,064

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Socorro Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/15/2023 (p)	565	575
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2023	65	71
State of Texas, Transportation Commission Highway Improvement, GO, 5.00%, 04/01/2022	3,000	3,145
State of Texas, Veterans, GO, VRDO, 0.10%, 04/07/2021 (z)	10,000	10,000
State of Texas, Water Financial Assistance, GO, 5.00%, 08/01/2024	125	144
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health, Series A, Rev., 5.00%, 11/15/2045	2,195	2,573
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,375
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	810
Rev., AGM, 1.39%, 09/01/2025	600	602
Tarrant Regional Water District, City of Dallas Project, Series A, Rev., 4.00%, 09/01/2024	3,000	3,375
Texas Department of Housing & Community Affairs, OSO Bay Apartments Mandatory, Rev., 0.27%, 09/01/2024 (z)	700	700
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2022	200	215
Rev., 5.00%, 12/15/2023	1,215	1,361
Rev., 5.00%, 12/15/2024	835	965
Rev., 5.00%, 12/15/2025	2,400	2,846
Rev., 5.00%, 12/15/2026	2,435	2,955
Rev., 5.00%, 12/15/2030	2,905	3,742
Rev., 5.00%, 12/15/2032	3,300	4,364
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	7,285	8,559
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	4,420	5,272
Texas Private Activity Bond Surface Transportation Corp., Lbj Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,721
Rev., 4.00%, 06/30/2033	1,000	1,168
Texas Transportation Commission State Highway Fund, Series A, Rev., 5.00%, 10/01/2021	1,000	1,024
Texas Transportation Commission State Highway Fund, First Tier,
Rev., 5.00%, 10/01/2022	2,195	2,354
Series A, Rev., 5.00%, 04/01/2021	1,375	1,375
Series A, Rev., 5.00%, 04/01/2022	1,000	1,048
Texas Water Development Board, Master Trust,
Rev., 4.00%, 10/15/2033	1,000	1,236
Rev., 5.00%, 10/15/2026	2,000	2,477

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	605
Rev., 5.00%, 08/01/2024	250	289
Rev., 5.00%, 08/01/2028	125	161
Series A, Rev., 5.00%, 10/15/2028	100	128
Texas Water Development Board, St Revolving Fund, Rev., 5.00%, 08/01/2022	1,000	1,064
Texas Water Development Board, St Wtrust Implementation Fund,
Series A, Rev., 4.00%, 10/15/2033	1,900	2,245
Series A, Rev., 5.00%, 10/15/2047	2,480	3,033
Series B, Rev., 5.00%, 04/15/2049	11,535	14,348
Texas Water Development Board, St Wtrust Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,461
Texas Water Development Board, State Water Implementation Fund, Series A, Rev., 5.00%, 04/15/2026	100	122
Texas Water Development Board, Water Implementation Fund, Series A, Rev., 4.00%, 10/15/2049	1,000	1,171
Tomball Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	1,870	2,033
Travis County Housing Finance Corp., Montopolis Apartments, Rev., 0.40%, 07/01/2041 (z)	1,930	1,928
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,975
University of Houston, Series A, Rev., 5.00%, 02/15/2026	2,050	2,480
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	129
Upper Trinity Regional Water District, Rev., 4.00%, 08/01/2024	900	1,000
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	870

		548,707

Utah — 0.6%
County of Utah, Ihc Health Services, Inc.,
Rev., 5.00%, 05/15/2043 (p)	3,175	3,192
Series B, Rev., 5.00%, 05/15/2060 (z)	2,000	2,439
Emery County School District, GO, SCH BD GTY, 5.00%, 06/15/2025	1,740	2,069
Granite School District Board of Education, GO, SCH BD GTY, 5.00%, 06/01/2024	1,755	2,014
Jordan Valley Water Conservancy District, Series B, Rev., 5.00%, 10/01/2041 (p)	5,000	5,000
Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.00%, 07/01/2023 (p)	1,000	1,060
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028 (w)	2,000	2,576
State of Utah,
GO, 5.00%, 07/01/2024	100	115
GO, 5.00%, 07/01/2026	2,000	2,461
GO, 5.00%, 07/01/2030	4,500	5,818
Series B, GO, 5.00%, 07/01/2021	90	91
Series B, GO, 5.00%, 07/01/2022	1,000	1,060
Series B, GO, 5.00%, 07/01/2029	100	130
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,827
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	2,096
Utah Transit Authority, Series A, Rev., 5.25%, 06/15/2023	85	94

		32,042

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 11/01/2049	390	441
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	301

		742

Virginia — 1.7%
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	381
Chesapeake Hospital Authority, Regional Medical Center, Rev., 5.00%, 07/01/2028	550	690
City of Norfolk, Capital Improvement, Series C, GO, 5.00%, 10/01/2042 (p)	7,825	7,825
City of Richmond Public Utility Revenue, Taxable, Series B, Rev., 2.35%, 01/15/2027	3,000	3,175
City of Suffolk, GO, 5.00%, 06/01/2042 (p)	2,000	2,015
County of Fairfax, Series A, GO, 5.00%, 10/01/2031	1,000	1,326
County of Fairfax, Public Improvement,
Series A, GO, 5.00%, 10/01/2031 (p)	945	1,151
Series B, GO, 5.00%, 10/01/2022	2,795	2,999
County of Loudoun, Series A, GO, 4.00%, 12/01/2030	3,000	3,637
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 0.41%, 01/01/2041 (z)	5,250	5,256
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., 5.00%, 07/01/2031	1,500	2,005
Series A, Rev., 5.00%, 07/01/2032	4,495	5,982
Series A, Rev., 5.00%, 07/01/2038	1,000	1,227
Series A, Rev., 5.00%, 07/01/2039	2,100	2,729
Louisa Industrial Development Authority, Virginia Electric And Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,116
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,432
Roanoke Economic Development Authority, Carilion Clinic, Rev., 5.00%, 07/01/2053 (z)	4,000	5,199
University of Virginia,
Series A, Rev., 5.00%, 06/01/2021	2,160	2,177
Series B, Rev., 5.00%, 08/01/2021 (p)	1,420	1,442
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,488
Virginia College Building Authority, Series A, Rev., 5.00%, 02/01/2023	1,505	1,637
Virginia College Building Authority, 21st Century Century College And Equipment, Rev., 5.00%, 02/01/2033	3,750	4,904
Virginia College Building Authority, 21st Century College, Rev., 5.00%, 02/01/2025	1,300	1,524
Virginia College Building Authority, 21st Century College and Equipment, Rev., 5.00%, 02/01/2029	1,000	1,304
Virginia Public Building Authority, Series A, Rev., 5.00%, 08/01/2021	1,175	1,194
Virginia Resources Authority, Revolving Fund, Series A, Rev., 5.00%, 08/01/2023	700	711
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project, Rev., AMT, 5.00%, 01/01/2044	1,500	1,544
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2024	755	842
Series A, Rev., 5.00%, 01/01/2025	700	804
Series A, Rev., 5.00%, 01/01/2026	1,100	1,296
Series A, Rev., 5.00%, 01/01/2031	1,500	1,832

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Series A, Rev., 5.00%, 01/01/2032	1,500	1,822
Virginia Small Business Financing Authority, Senior Lien, Express Lanes LLC Project, Rev., AMT, 5.00%, 01/01/2040	1,450	1,493
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2049	1,500	1,741
Rev., AMT, 5.00%, 12/31/2052	4,000	4,637
Rev., AMT, 5.00%, 12/31/2056	1,000	1,156
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	5,575	5,554
Wise County Industrial Development Authority, Virginia Electric & Power Company Project, Series A, Rev., 1.20%, 11/01/2040 (z)	15	15

		89,262

Washington — 3.0%
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2035	1,085	1,284
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,539
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,553
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	1,014
City of Seattle, Municipal Light & Power Revenue, Rev., 4.00%, 09/01/2040	1,000	1,091
Clark County School District No. 37 Vancouver, GO, SCH BD GTY, 4.00%, 12/01/2023	3,765	4,140
County of King, Series A, GO, 5.00%, 12/01/2034	1,335	1,769
County of King, Sewer Revenue,
Rev., 5.00%, 01/01/2024 (p)	1,570	1,627
Rev., AGM, 5.00%, 01/01/2047	5,000	5,631
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	126
Energy Northwest, Columbia Generating, Series A, Rev., 5.00%, 07/01/2022	1,125	1,138
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series B, Rev., AMT, 5.00%, 01/01/2022 (p)	1,330	1,377
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,946
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,586
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,088
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,692
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	11,887
Port of Seattle, Series C, Rev., AMT, 5.00%, 04/01/2028	500	567
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 04/01/2028	2,250	2,800
Rev., AMT, 5.00%, 04/01/2030	4,000	4,971
Rev., AMT, 5.00%, 04/01/2044	2,000	2,384
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,458
Skagit County Public Hospital District No. 2, GO, 5.00%, 12/01/2025 (p)	1,020	1,101
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,947
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,493
State of Washington,
GO, 5.00%, 06/01/2026	345	422

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
GO, 5.00%, 06/01/2040	4,250	5,471
Series 2020A, GO, 5.00%, 08/01/2036	8,000	10,243
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,909
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,311
Series A1, GO, 5.00%, 08/01/2040	13,645	16,076
Series A, GO, 5.00%, 08/01/2022	85	90
Series A, GO, 5.00%, 08/01/2040	3,890	5,024
Series B, GO, 5.00%, 07/01/2025	75	89
Series B, GO, 5.00%, 06/01/2035	4,760	6,222
Series E, GO, 5.00%, 06/01/2022	1,625	1,717
Series E, GO, 5.00%, 02/01/2023	1,250	1,361
Series RC, GO, 5.00%, 08/01/2029	100	125
Series RD, GO, 5.00%, 08/01/2024	1,025	1,183
Series R-2017A, GO, 5.00%, 08/01/2022	975	1,038
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	2,221
Series R-2020B, GO, 5.00%, 01/01/2026	2,500	3,020
State of Washington, Motor Vehicle, Series R-2012D, GO, 5.00%, 07/01/2023	1,000	1,060
State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 07/01/2021	105	106
State of Washington, Various Purpose,
Series 2015A1, GO, 5.00%, 08/01/2036	11,200	12,743
Series A, GO, 5.00%, 08/01/2024 (p)	4,750	4,825
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,585
University of Washington, Forward Delivery,
Series C, Rev., 5.00%, 04/01/2022	1,250	1,310
Series C, Rev., 5.00%, 04/01/2025	1,750	2,065
Series C, Rev., 5.00%, 04/01/2026	1,750	2,133
Washington Health Care Facilities Authority, Fred Hutchinson Cancer,
Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.10%), 1.17%, 01/01/2042 (aa)	550	552
Series C, Rev., (SIFMA Municipal Swap Index + 1.05%), 1.10%, 01/01/2042 (aa)	3,000	3,025
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,461
Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.00%, 10/01/2042 (z)	345	353
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	1,009
Rev., 4.00%, 12/01/2048 (e)	870	1,004
Rev., 5.00%, 09/01/2045	1,000	1,257
Washington State Housing Finance Commission, College Glen Apartments Project, Series A, Rev., FHA, 1.55%, 07/01/2022 (z)	1,000	1,010
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,260
Washington State Housing Finance Commission, Horizon House Project, Rev., 5.00%, 01/01/2023 (e)	275	292
Washington State Housing Finance Commission, Rockwood Retirement Communities, Rev., 3.00%, 07/01/2027 (e)	1,000	1,005

		159,786

West Virginia — 0.2%
Marshall University, Series A, Rev., AGM, 5.00%, 05/01/2030	300	389

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
West Virginia — continued
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,129
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	538
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,770
West Virginia Housing Development Fund, Charles Towers, Rev., FHA, 0.21%, 09/01/2023 (z)	480	480
West Virginia University, Series A, Rev., 5.00%, 10/01/2029 (p)	1,500	1,609
West Virginia University Project, Series A, Rev., 5.00%, 10/01/2032 (p)	1,000	1,073

		7,988

Wisconsin — 1.9%
City of Milwaukee, Corporate Purpose Bonds, Series B4, GO, 5.00%, 04/01/2030	1,800	2,207
City of Milwaukee, Promissory Notes, Series N4, GO, 5.00%, 04/01/2030	10,150	13,154
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	3,248
City of Superior, Collateral Midwest Energy Resources, Series E, Rev., NATL, 6.90%, 08/01/2021	510	521
County of Barron, Highway Department Bond,
Series B, GO, 3.00%, 11/01/2025	1,150	1,272
Series B, GO, 3.00%, 11/01/2026	1,185	1,329
County of Milwaukee, Airport Revenue, Series A, Rev., 5.00%, 12/01/2028	250	316
Fox Valley Technical College District, School Facilities, Series C, GO, 3.00%, 12/01/2027 (p)	5,000	5,236
Public Finance Authority, Appalachian Healthcare System,
Rev., 5.00%, 07/01/2036	350	437
Rev., 5.00%, 07/01/2037	300	373
Rev., 5.00%, 07/01/2039	350	432
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,283
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	207
Rev., 5.00%, 06/15/2041 (e)	250	263
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	605
Rev., 5.00%, 06/01/2027	425	526
Rev., 5.00%, 06/01/2028	600	759
Rev., 5.00%, 06/01/2034	1,000	1,281
Public Finance Authority, Waste Management, Inc. Project, Rev., AMT, 2.63%, 11/01/2025	5,000	5,435
Public Finance Authority,Waste Management, Inc. Project, Rev., AMT, 0.18%, 06/01/2023 (z)	4,000	4,000
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	3,011
Series 1, GO, 5.00%, 05/01/2030	2,500	3,340
Series 20212, GO, 5.00%, 05/01/2026	5,850	7,146
Series A, GO, 5.00%, 05/01/2021	4,010	4,024
Series B, GO, 5.00%, 05/01/2035	10,580	13,546
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM , Zero Coupon, 12/15/2036	1,550	1,008
Series C, Rev., AGM , Zero Coupon, 12/15/2039	1,750	1,003
Series C, Rev., AGM , Zero Coupon, 12/15/2040	1,650	904

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Series D, Rev., AGM , Zero Coupon, 12/15/2028	545	480
Series D, Rev., AGM , Zero Coupon, 12/15/2029	395	337
Wisconsin Department of Transportation,
Series 1, Rev., 5.00%, 07/01/2024 (p)	1,940	2,058
Series A, Rev., 5.00%, 07/01/2027	1,675	2,114
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, Series A, Rev., 5.00%, 11/15/2021	180	185
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group,
Rev., 5.00%, 11/15/2027	500	633
Rev., 5.00%, 11/15/2029	1,000	1,316
Rev., 5.00%, 11/15/2036	1,500	1,791
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2051 (z)	2,600	3,100
Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,271
Series B, Rev., 5.00%, 02/15/2042	1,000	1,123
Series B, Rev., 5.00%, 02/15/2046	4,550	5,083
Wisconsin Housing & Economic Development Authority, Series D, Rev., 4.00%, 03/01/2047	3,670	4,045
Wisconsin Rapids School District, GO, 5.00%, 04/01/2026	1,110	1,327

		102,729

Wyoming — 0.1%
County of Laramie, Cheyenne Regional Medical Center,
Rev., 4.00%, 05/01/2026	615	711
Rev., 4.00%, 05/01/2028	460	547
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,076
Wyoming Community Development Authority, Series 2, Rev., 3.00%, 06/01/2049	1,500	1,636

		3,970

Total Municipal Bonds (Cost $5,024,311)		5,035,539

Short-Term Investments —6.3%
Municipal Bonds — 2.6% (t)
California Public Finance Authority, Henry Mayo Newhall Hospital, Series A, Rev., 4.00%, 10/15/2021	95	97
City & County of San Francisco, Series B, GO, 2.00%, 06/15/2021	5,000	5,019
City of Austin, GO, 5.00%, 05/01/2021	1,650	1,656
City of Boston, Series A, GO, 5.00%, 11/01/2021	2,850	2,930
City of Omaha, Various Purpose, Series A, GO, 4.00%, 04/15/2021	850	851
City of Philadelphia, Series A, Rev., TRAN, 4.00%, 06/30/2021	680	686
City of San Antonio, Certificates Obligation, GO, 5.00%, 08/01/2021	1,620	1,646
City of San Antonio, Tax Notes, GO, 5.00%, 08/01/2021	2,245	2,281
City of Wichita, Temporary Notes, Series 302, GO, 3.50%, 10/15/2021	2,000	2,036
Commonwealth of Pennsylvania, Series 1, GO, 3.00%, 05/01/2021	3,000	3,006
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., 5.00%, 08/01/2021	440	446
County of Los Angeles, Series A, Rev., TRAN, 4.00%, 06/30/2021	5,000	5,048
County of Nassau, Series B, GO, TAN, 2.00%, 12/10/2021	5,000	5,064
County of Suffolk,
Series I, GO, TAN, 2.00%, 07/22/2021	4,000	4,022
Series I, GO, TAN, 3.00%, 09/24/2021	5,000	5,064

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Municipal Bonds — continued
Series II, GO, TAN, 2.00%, 08/19/2021	2,000	2,013
Georgia State Road & Tollway Authority, Rev., 5.00%, 06/01/2021	1,500	1,511
Harlandale Independent School District, GO, PSF-GTD, 3.00%, 08/15/2021	1,355	1,369
Kentucky Asset Liability Commission, Project Notes, Series A, Rev., 5.00%, 09/01/2021	2,000	2,039
Kentucky Rural Water Finance Corp., Public Projects Construction, Rev., 0.43%, 12/01/2021	4,460	4,460
Los Angeles Department of Water, Series C, Rev., 5.00%, 07/01/2021	1,000	1,012
Metropolitan District, GO, BAN, 3.00%, 09/01/2021	7,000	7,081
Michigan State University, Series A, Rev., 5.00%, 08/15/2021	720	733
Mineola Union Free School District, GO, TAN, 1.25%, 06/24/2021	6,500	6,514
Mount San Jacinto Community College District, Election of 2014, Series C, GO, 3.00%, 08/01/2021	2,750	2,776
San Diego Unified School District, Series A, Rev., TRAN, 5.00%, 06/30/2021	2,670	2,702
School District of Philadelphia, Series A, Rev., TRAN, 4.00%, 06/30/2021	3,710	3,746
State of Colorado, Rev., TRAN, 4.00%, 06/25/2021	10,000	10,091
State of Florida Department of Transportation Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2021	1,810	1,831
State of Illinois, Series C, GO, 4.00%, 03/01/2022	820	845
State of Texas, Rev., TRAN, 4.00%, 08/26/2021	40,295	40,929
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2022	6,165	6,414
Texas Municipal Gas Acquisition & Supply Corp. III, Rev., 5.00%, 12/15/2021	245	253
Town of Stratford, Series B, GO, BAN, 2.00%, 12/16/2021	2,500	2,532
Weld County School District No. Re-5J, GO, 5.00%, 12/01/2021	565	583

Total Municipal Bonds		139,286

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Time Deposits — 3.7%
Barclays SA, 0.00%, 04/01/2021	93,646	93,646
BNP Paribas SA, 0.00%, 04/01/2021	34,129	34,129
Citibank NA, 0.00%, 04/01/2021	13,528	13,528
Sumitomo Mitsui Banking Corp., 0.00%, 04/01/2021	57,336	57,336

Total Time Deposits		198,639

Total Short-Term Investments (Cost $337,889)		337,925

Total Investments — 100.5% (Cost—$5,362,200)*		5,373,464
Liabilities in Excess of Other Assets — (0.5)%		(28,595)

NET ASSETS — 100.0%		$5,344,869

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	748	06/2021	USD	93,288	(986)
Short Contracts
U.S. Ultra Treasury 10 Year Note	(38)	06/2021	USD	(5,606)	146

Total unrealized appreciation (depreciation)					(840)

Six Circles Tax Aware Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2021.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.

Six Circles Tax Aware Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (continued)

(w)	-	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 5.3%
Ally Auto Receivables Trust, Series 2019-3, Class A3, 1.93%, 05/15/2024	759	768
American Credit Acceptance Receivables Trust, Series 2020-3, Class A, 0.62%, 10/13/2023 (e)	4,538	4,542
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-2A, Class A, 4.00%, 03/20/2025 (e)	4,000	4,336
Series 2019-3A, Class A, 2.36%, 03/20/2026 (e)	1,320	1,373
Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,173
BMW Vehicle Lease Trust, Series 2021-1, Class A3, 0.29%, 01/25/2024	6,100	6,094
Carlyle US CLO Ltd., (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 0.00%, 07/20/2031 (e) (w) (aa)	1,240	1,240
Carvana Auto Receivables Trust,
Series 2019-2A, Class C, 3.00%, 06/17/2024 (e)	330	339
Series 2021-N1, Class A, 0.70%, 01/10/2028	725	724
Cedar Funding VIII CLO Ltd., (Cayman Islands), Series 2017-8A, Class A1, (ICE LIBOR USD 3 Month + 1.25%), 1.47%, 10/17/2030 (e) (aa)	300	300
CF Hippolyta LLC, Series 2021-1A, Class B1, 1.98%, 03/15/2061 (e)	4,000	3,988
Drive Auto Receivables Trust,
Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,040
Series 2020-2, Class B, 1.42%, 03/17/2025	3,155	3,198
Dryden CLO Ltd., (Cayman Islands), Series 2020-77A, Class A, (ICE LIBOR USD 3 Month + 2.00%), 2.18%, 05/20/2031 (e) (aa)	3,500	3,506
Exeter Automobile Receivables Trust,
Series 2016-3A, Class D, 6.40%, 07/17/2023 (e)	2,000	2,021
Series 2019-4A, Class B, 2.30%, 12/15/2023 (e)	3,351	3,367
Series 2020-2A, Class A, 1.13%, 08/15/2023 (e)	4,827	4,837
Ford Credit Auto Owner Trust,
Series 2017-2, Class A, 2.36%, 03/15/2029 (e)	4,000	4,114
Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	3,600	3,879
Galaxy XIX CLO Ltd., (Cayman Islands), Series 2015-19A, Class A1RR, (ICE LIBOR USD 3 Month + 0.95%), 0.00%, 07/24/2030 (e) (aa)	4,000	4,000
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80%, 07/20/2023	1,200	1,207
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (ICE LIBOR USD 3 Month + 1.03%), 1.25%, 04/26/2031 (e) (aa)	3,460	3,460
Honda Auto Receivables Owner Trust, Series 2021-1, Class A2, 0.16%, 07/21/2023	2,801	2,798
HPEFS Equipment Trust, Series 2020-2A, Class A2, 0.65%, 07/22/2030 (e)	5,293	5,300
KKR CLO Ltd., (Cayman Islands), Series 18, Class A, (ICE LIBOR USD 3 Month + 1.27%), 1.50%, 07/18/2030 (e) (aa)	4,000	4,001
Madison Park Funding XXV Ltd., (Cayman Islands), Series 2017-25A, Class A1, (ICE LIBOR USD 3 Month + 1.18%), 1.40%, 04/25/2029 (e) (aa)	300	300
Madison Park Funding XXXV Ltd., (Cayman Islands), Series 2019-35A, Class A1R, (ICE LIBOR USD 3 Month + 0.99%), 0.00%, 04/20/2032 (e) (w) (aa)	1,920	1,920
Magnetite Xxix Ltd., (Cayman Islands), Series 2021-29A, Class A, (ICE LIBOR USD 3 Month + 0.99%), 1.09%, 01/15/2034 (e) (aa)	250	250
Mountain View CLO LLC, (Cayman Islands), Series 2017-2A, Class A, (ICE LIBOR USD 3 Month + 1.21%), 1.43%, 01/16/2031 (e) (aa)	550	550

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
MRA Issuance Trust, Series 2021-8, Class A1Y, (ICE LIBOR USD 1 Month + 1.15%), 0.00%, 10/15/2021 (e) (aa) (bb) (cc)		7,800	7,800
NextGear Floorplan Master Owner Trust,
Series 2018-2A, Class A2, 3.69%, 10/15/2023 (e)		1,623	1,652
Series 2019-2A, Class A2, 2.07%, 10/15/2024 (e)		6,000	6,149
Octagon Investment Partners 32 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 0.00%, 07/15/2029 (e) (w) (aa)		4,000	4,000
Octagon Loan Funding Ltd., (Cayman Islands), Series 2014-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.18%), 1.37%, 11/18/2031 (e) (aa)		5,022	5,032
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)		3,800	4,037
Series 2020-2A, Class A, 1.75%, 09/14/2035 (e)		4,000	4,007
Palmer Square CLO Ltd., (Cayman Islands), Series 2020-1A, Class A1, (ICE LIBOR USD 3 Month + 2.00%), 2.22%, 04/20/2029 (e) (aa)		3,250	3,253
PFS Financing Corp., Series 2018-F, Class A, 3.52%, 10/15/2023 (e)		4,800	4,879
Race Point IX CLO Ltd., (Cayman Islands), Series 2015-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.21%), 1.45%, 10/15/2030 (e) (aa)		338	338
Regatta Funding LP, (Cayman Islands), Series 2013-2A, Class A1R3, (ICE LIBOR USD 3 Month + 0.85%), 0.95%, 01/15/2029 (e) (aa)		3,000	3,000
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)		1,066	1,074
Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 07/17/2023		968	969
Santander Retail Auto Lease Trust, Series 2021-A, Class A3, 0.51%, 07/22/2024 (e)		2,175	2,172
SCF Equipment Leasing LLC,
Series 2019-2A, Class B, 2.76%, 08/20/2026 (e)		1,905	1,979
Series 2021-1A, Class A2, 0.42%, 08/20/2026 (e)		500	500
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)		500	496
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)		1,000	986
Summer BidCo. BV, (Netherlands), Reg. S, 9.00% (cash), 11/15/2025 (v)	EUR	105	126
Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.95%, 03/15/2025		1,594	1,635
Synchrony Card Issuance Trust, Series 2018-A1, Class A, 3.38%, 09/15/2024		6,005	6,090
TCI-Flatiron CLO Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 0.96%), 0.00%, 04/20/2034 (e) (w) (aa)		4,000	4,000
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 05/22/2023 (e)		4,057	4,063
THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2013-2A, Class AR, (ICE LIBOR USD 3 Month + 1.23%), 1.45%, 10/18/2030 (e) (aa)		320	320
TICP CLO XII Ltd., (Cayman Islands), Series 2018-12A, Class A, (ICE LIBOR USD 3 Month + 1.11%), 1.35%, 01/15/2031 (e) (aa)		3,000	3,001
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 02/27/2034 (e)		3,500	3,474
Verizon Owner Trust, Series 2020-C, Class A, 0.41%, 04/21/2025		6,000	6,001
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.25%), 1.47%, 07/20/2030 (e) (aa)		390	390
World Financial Network Credit Card Master Trust,
Series 2018-C, Class A, 3.55%, 08/15/2025		4,000	4,070
Series 2019-B, Class A, 2.49%, 04/15/2026		1,970	2,020
York CLO-2 Ltd., (Cayman Islands), Series 2015-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.37%, 01/22/2031 (e) (aa)		4,170	4,172

Total Asset-Backed Securities (Cost $167,737)			167,310

Collateralized Mortgage Obligations — 0.2%
CSMC Trust, Series 2021-AFC1, Class A1, 0.83%, 03/25/2056 (e) (z)		2,042	2,037
Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, 02/25/2066 (e) (z)		2,719	2,712

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	508	507
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)	1,970	1,971

Total Collateralized Mortgage Obligations (Cost $7,239)		7,227

Commercial Mortgage-Backed Securities — 2.9%
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (ICE LIBOR USD 1 Month + 1.12%), 1.23%, 03/15/2037 (e) (aa)	1,600	1,564
BFLD, Series 2019-DPLO, Class E, (ICE LIBOR USD 1 Month + 2.24%), 2.35%, 10/15/2034 (e) (aa)	2,502	2,480
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)	2,750	2,738
BX Commercial Mortgage Trust, Series 2019-XL, Class D, (ICE LIBOR USD 1 Month + 1.45%), 1.56%, 10/15/2036 (e) (aa)	4,063	4,063
BX Trust, Series 2017-SLCT, Class F, (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 07/15/2034 (e) (aa)	1,700	1,701
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058	900	973
CHT Mortgage Trust,
Series 2017-CSMO, Class B, (ICE LIBOR USD 1 Month + 1.40%), 1.51%, 11/15/2036 (e) (aa)	1,494	1,495
Series 2017-CSMO, Class E, (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 11/15/2036 (e) (aa)	5,310	5,313
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class XA, IO, 0.99%, 02/15/2053 (z)	45,316	3,190
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.36%, 01/15/2034 (e) (aa)	6,000	6,015
DBWF Mortgage Trust, Series 2018-GLKS, Class A, (ICE LIBOR USD 1 Month + 1.03%), 1.14%, 12/19/2030 (e) (aa)	452	451
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/2035 (e) (z)	3,845	4,167
Great Wolf Trust,
Series 2019-WOLF, Class A, (ICE LIBOR USD 1 Month + 1.03%), 1.14%, 12/15/2036 (e) (aa)	8,000	7,990
Series 2019-WOLF, Class D, (ICE LIBOR USD 1 Month + 1.93%), 2.04%, 12/15/2036 (e) (aa)	3,000	2,946
Series 2019-WOLF, Class E, (ICE LIBOR USD 1 Month + 2.73%), 2.84%, 12/15/2036 (e) (aa)	2,000	1,942

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR, Class A, (ICE LIBOR USD 1 Month + 0.95%), 1.06%, 07/15/2035 (e) (aa)		2,036	2,034
Series 2019-70P, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.11%, 10/15/2036 (e) (aa)		1,252	1,250
GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.51%, 10/10/2048		3,129	3,401
Life Mortgage Trust, Series 2021-BMR, Class A, (ICE LIBOR USD 1 Month + 0.70%), 0.81%, 03/15/2038 (e) (aa)		4,000	4,002
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4, 2.92%, 02/15/2046		1,860	1,923
Series 2016-C29, Class A4, 3.33%, 05/15/2049		900	971
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054 (e)		7,045	7,106
ONE Mortgage Trust, Series 2021-PARK, Class A, (ICE LIBOR USD 1 Month + 0.70%), 0.81%, 03/15/2036 (e) (aa)		3,800	3,787
PFP Ltd., (Cayman Islands),
Series 2019-6, Class C, (ICE LIBOR USD 1 Month + 2.10%), 2.21%, 04/14/2037 (e) (aa)		1,297	1,294
Series 2019-6, Class D, (ICE LIBOR USD 1 Month + 2.45%), 2.56%, 04/14/2037 (e) (aa)		4,000	3,940
Series 2021-7, Class A, (ICE LIBOR USD 1 Month + 0.85%), 0.95%, 04/14/2038 (e) (aa)		10,000	10,000
Waikiki Beach Hotel Trust, Series 2019-WBM, Class D, (ICE LIBOR USD 1 Month + 2.03%), 2.14%, 12/15/2033 (e) (aa)		600	590
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)		1,000	1,053
Series 2014-C19, Class A5, 4.10%, 03/15/2047		2,745	2,985

Total Commercial Mortgage-Backed Securities (Cost $91,722)			91,364

Convertible Bonds — 1.6%
Basic Materials — 0.0% (g)
Mining — 0.0% (g)
Glencore Funding LLC, Reg. S, Zero Coupon, 03/27/2025		200	193

Communications — 0.5%
Internet — 0.2%
Booking Holdings, Inc., 0.75%, 05/01/2025 (e)		1,657	2,436
Uber Technologies, Inc., Zero Coupon, 12/15/2025 (e)		2,358	2,477

			4,913

Media — 0.3%
Cable One, Inc., 1.13%, 03/15/2028 (e)		2,153	2,169
DISH Network Corp.,
2.38%, 03/15/2024		1,042	1,002
3.38%, 08/15/2026		1,588	1,526
Liberty Broadband Corp.,
1.25%, 09/30/2050 (e)		1,822	1,782
2.75%, 09/30/2050 (e)		3,517	3,554

			10,033

Total Communications			14,946

Consumer Cyclical — 0.1%
Airlines — 0.0% (g)
International Consolidated Airlines Group SA, (Spain), Reg. S, 0.63%, 11/17/2022	EUR	100	113

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — continued
Auto Manufacturers — 0.0% (g)
Ford Motor Co., Zero Coupon, 03/15/2026 (e)		814	820

Entertainment — 0.1%
Live Nation Entertainment, Inc.,
2.00%, 02/15/2025		531	588
2.50%, 03/15/2023		1,633	2,281

			2,869

Total Consumer Cyclical			3,802

Consumer Non-cyclical — 0.1%
Commercial Services — 0.0% (g)
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	100	111

Healthcare - Services — 0.1%
Anthem, Inc., 2.75%, 10/15/2042		440	2,205

Total Consumer Non-cyclical			2,316

Energy — 0.3%
Oil & Gas — 0.3%
BP Capital Markets plc, (United Kingdom), Reg. S, 1.00%, 04/28/2023	GBP	200	288
Centennial Resource Production LLC, 3.25%, 04/01/2028		1,512	1,416
CNX Resources Corp., 2.25%, 05/01/2026 (e)		1,000	1,351
EQT Corp., 1.75%, 05/01/2026 (e)		1,472	2,162
PDC Energy, Inc., 1.13%, 09/15/2021		892	884
Pioneer Natural Resources Co., 0.25%, 05/15/2025 (e)		1,971	3,087

Total Energy			9,188

Financial — 0.5%
Banks — 0.5%
Barclays Bank plc, (United Kingdom),
Zero Coupon, 02/04/2025		3,988	5,206
Series VUN, Zero Coupon, 02/18/2025		3,818	4,122
BofA Finance LLC, 0.13%, 09/01/2022		4,720	5,267
Cembra Money Bank AG, (Switzerland), Reg. S, Zero Coupon, 07/09/2026	CHF	200	217

Total Financial			14,812

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain), Reg. S, 0.75%, 11/20/2031	EUR	400	451

Technology — 0.1%
Semiconductors — 0.1%
ams AG, (Austria), Reg. S, Zero Coupon, 03/05/2025	EUR	200	196
Microchip Technology, Inc.,
0.13%, 11/15/2024		847	999
1.63%, 02/15/2025		91	315
1.63%, 02/15/2027		591	1,344
ON Semiconductor Corp., 1.63%, 10/15/2023		1,004	2,081

Total Technology			4,935

Total Convertible Bonds (Cost $50,787)			50,643

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 78.2%
Basic Materials — 3.5%
Chemicals — 1.2%
Ashland Services BV, (Netherlands), Reg. S, 2.00%, 01/30/2028	EUR	100	116
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,518	1,480
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		932	974
CeramTec BondCo GmbH, (Germany), Reg. S, 5.25%, 12/15/2025	EUR	200	238
Chemours Co. (The),
4.00%, 05/15/2026	EUR	200	237
5.75%, 11/15/2028 (e)		127	134
7.00%, 05/15/2025		3,399	3,496
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		6,021	5,946
GCP Applied Technologies, Inc., 5.50%, 04/15/2026 (e)		344	354
HB Fuller Co., 4.25%, 10/15/2028		600	610
Hexion, Inc., 7.88%, 07/15/2027 (e)		1,125	1,210
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,407	2,709
INEOS Finance plc, (United Kingdom), Reg. S, 3.38%, 03/31/2026	EUR	200	241
INEOS Quattro Finance 2 Plc, (United Kingdom), 3.38%, 01/15/2026 (e)		200	200
LYB International Finance III LLC, (ICE LIBOR USD 3 Month + 1.00%), 1.20%, 10/01/2023 (aa)		1,104	1,107
Minerals Technologies, Inc., 5.00%, 07/01/2028 (e)		310	320
Monitchem HoldCo 3 SA, (Luxembourg), Reg. S, 5.25%, 03/15/2025	EUR	200	241
Mosaic Co. (The), 3.25%, 11/15/2022		493	512
Nouryon Holding BV, (Netherlands), 8.00%, 10/01/2026 (e)		3,259	3,462
OCI NV, (Netherlands), Reg. S, 3.63%, 10/15/2025	EUR	100	122
PQ Corp., 5.75%, 12/15/2025 (e)		370	379
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		700	725
TPC Group, Inc.,
10.50%, 08/01/2024 (e)		1,150	1,039
10.88%, 08/01/2024 (e)		283	293
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., (Luxembourg), 5.13%, 04/01/2029 (e)		200	206
Tronox Finance plc, (United Kingdom), 5.75%, 10/01/2025 (e)		1,500	1,565
Tronox, Inc.,
4.63%, 03/15/2029 (e)		1,475	1,477
6.50%, 05/01/2025 (e)		3,932	4,217
Valvoline, Inc., 4.25%, 02/15/2030 (e)		1,150	1,173
Venator Finance Sarl / Venator Materials LLC, (Multinational),
5.75%, 07/15/2025 (e)		600	582
9.50%, 07/01/2025 (e)		1,000	1,118
WR Grace & Co-Conn,
4.88%, 06/15/2027 (e)		1,515	1,568
5.63%, 10/01/2024 (e)		830	911

			38,962

Forest Products & Paper — 0.0% (g)
Clearwater Paper Corp., 4.75%, 08/15/2028 (e)		1,061	1,069
Suzano Austria GmbH, (Austria), 5.75%, 07/14/2026 (e)		200	235

			1,304

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Iron/Steel — 0.4%
Allegheny Technologies, Inc., 7.88%, 08/15/2023		46	50
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		6,237	6,796
Cleveland-Cliffs, Inc.,
4.63%, 03/01/2029 (e)		650	649
4.88%, 03/01/2031 (e)		825	811
CSN Resources SA, (Luxembourg), 7.63%, 02/13/2023 (e)		400	415
thyssenkrupp AG, (Germany), Reg. S, 2.88%, 02/22/2024	EUR	100	119
United States Steel Corp.,
6.25%, 03/15/2026		49	50
6.88%, 03/01/2029		2,925	2,998

			11,888

Mining — 1.9%
Alcoa Nederland Holding BV, (Netherlands), 6.75%, 09/30/2024 (e)		500	517
Anglo American Capital plc, (United Kingdom),
4.13%, 04/15/2021 (e)		362	362
4.88%, 05/14/2025 (e)		445	502
5.38%, 04/01/2025 (e)		2,294	2,613
Arconic Corp.,
6.00%, 05/15/2025 (e)		570	615
6.13%, 02/15/2028 (e)		2,173	2,321
Coeur Mining, Inc., 5.13%, 02/15/2029 (e)		500	478
Compass Minerals International, Inc., 4.88%, 07/15/2024 (e)		750	777
Constellium SE, (France),
3.75%, 04/15/2029 (e)		2,664	2,547
5.63%, 06/15/2028 (e)		1,876	1,980
5.75%, 05/15/2024 (e)		1,085	1,098
Eldorado Gold Corp., (Canada), 9.50%, 06/01/2024 (e)		1,576	1,714
First Quantum Minerals Ltd., (Canada),
6.50%, 03/01/2024 (e)		485	492
6.88%, 03/01/2026 (e)		2,900	3,002
7.25%, 04/01/2023 (e)		4,725	4,808
FMG Resources August 2006 Pty Ltd., (Australia),
4.38%, 04/01/2031 (e)		950	968
5.13%, 05/15/2024 (e)		850	921
Freeport-McMoRan, Inc.,
4.25%, 03/01/2030		50	53
4.55%, 11/14/2024		2,690	2,941
5.00%, 09/01/2027		925	983
5.25%, 09/01/2029		600	656
5.45%, 03/15/2043		3,748	4,500
Glencore Finance Canada Ltd., (Canada), 4.25%, 10/25/2022 (e)		465	490
Glencore Funding LLC,
4.13%, 05/30/2023 (e)		2,374	2,539
4.13%, 03/12/2024 (e)		2,000	2,165
4.63%, 04/29/2024 (e)		558	614
Hecla Mining Co., 7.25%, 02/15/2028		1,000	1,073
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		375	390
6.13%, 04/01/2029 (e)		1,400	1,494
IAMGOLD Corp., (Canada), 5.75%, 10/15/2028 (e)		1,800	1,823

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/2028 (e)		650	728
Kaiser Aluminum Corp., 6.50%, 05/01/2025 (e)		473	501
Kinross Gold Corp., (Canada), 5.95%, 03/15/2024		206	232
KME SE, (Germany), Reg. S, 6.75%, 02/01/2023	EUR	100	99
New Gold, Inc., (Canada),
6.38%, 05/15/2025 (e)		350	361
7.50%, 07/15/2027 (e)		4,940	5,116
Novelis Corp.,
4.75%, 01/30/2030 (e)		2,616	2,695
5.88%, 09/30/2026 (e)		3,090	3,234
Vedanta Resources Finance II plc, (United Kingdom), 8.95%, 03/11/2025 (e)		416	398

			58,800

Total Basic Materials			110,954

Communications — 12.8%
Advertising — 0.5%
Clear Channel International BV, (Netherlands), 6.63%, 08/01/2025 (e)		2,099	2,194
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028 (e)		2,066	2,048
Lamar Media Corp.,
3.63%, 01/15/2031 (e)		350	336
4.88%, 01/15/2029		25	26
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		741	713
5.00%, 08/15/2027 (e)		307	310
6.25%, 06/15/2025 (e)		500	529
Summer BC Holdco A Sarl, (Luxembourg), Reg. S, 9.25%, 10/31/2027	EUR	90	114
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	300	370
Terrier Media Buyer, Inc., 8.88%, 12/15/2027 (e)		8,395	9,033

			15,673

Internet — 1.0%
Adevinta ASA, (Norway), Reg. S, 3.00%, 11/15/2027	EUR	100	121
ANGI Group LLC, 3.88%, 08/15/2028 (e)		1,003	1,003
Arches Buyer, Inc.,
4.25%, 06/01/2028 (e)		115	115
6.13%, 12/01/2028 (e)		38	39
Baidu, Inc., (Cayman Islands), 3.08%, 04/07/2025		2,400	2,526
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		2,258	2,235
5.63%, 09/15/2028 (e)		2,412	2,448
Cars.com, Inc., 6.38%, 11/01/2028 (e)		900	937
Expedia Group, Inc., 3.60%, 12/15/2023 (e)		1,086	1,156
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
3.50%, 03/01/2029 (e)		974	959
5.25%, 12/01/2027 (e)		1,000	1,045
Match Group Holdings II LLC,
4.63%, 06/01/2028 (e)		769	786
5.00%, 12/15/2027 (e)		1,000	1,047
Meituan, (Cayman Islands), 2.13%, 10/28/2025 (e)		800	794
Netflix, Inc.,
Reg. S, 3.63%, 06/15/2030	EUR	200	274
4.88%, 06/15/2030 (e)		1,031	1,187
5.38%, 11/15/2029 (e)		1,539	1,820

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
5.88%, 11/15/2028		876	1,060
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/2028 (e)		458	457
NortonLifeLock, Inc., 5.00%, 04/15/2025 (e)		215	218
Twitter, Inc., 3.88%, 12/15/2027 (e)		250	262
Uber Technologies, Inc.,
6.25%, 01/15/2028 (e)		5	5
7.50%, 05/15/2025 (e)		5,521	5,958
7.50%, 09/15/2027 (e)		2,525	2,790
8.00%, 11/01/2026 (e)		2,143	2,320
United Group BV, (Netherlands), Reg. S, 4.00%, 11/15/2027	EUR	100	116
VeriSign, Inc., 5.25%, 04/01/2025		1,045	1,180

			32,858

Media — 5.8%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	100	112
5.00%, 01/15/2028 (e)		2,175	2,151
7.50%, 05/15/2026 (e)		2,989	3,123
AMC Networks, Inc., 4.25%, 02/15/2029		1,444	1,404
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026 (e)		215	216
Cable One, Inc., 4.00%, 11/15/2030 (e)		353	349
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		6,976	6,991
4.50%, 08/15/2030 (e)		3,175	3,236
4.50%, 05/01/2032 (e)		17,838	18,061
4.75%, 03/01/2030 (e)		6,200	6,425
5.00%, 02/01/2028 (e)		525	555
5.13%, 05/01/2027 (e)		2,360	2,495
5.50%, 05/01/2026 (e)		1,500	1,547
5.75%, 02/15/2026 (e)		1,447	1,493
5.88%, 05/01/2027 (e)		3,025	3,122
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/2027 (e)		9,006	9,065
9.25%, 02/15/2024		723	752
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		1,065	1,004
4.13%, 12/01/2030 (e)		2,500	2,483
4.63%, 12/01/2030 (e)		8,810	8,666
5.25%, 06/01/2024		1,000	1,079
5.38%, 02/01/2028 (e)		2,372	2,493
5.50%, 05/15/2026 (e)		2,768	2,854
5.75%, 01/15/2030 (e)		2,984	3,143
6.50%, 02/01/2029 (e)		825	912
6.75%, 11/15/2021		5,600	5,747
7.50%, 04/01/2028 (e)		200	220
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026 (e)		498	507

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Media — continued
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026(e)	3,068	2,208
6.63%, 08/15/2027(e)	9,300	4,883
DISH DBS Corp.,
5.88%, 07/15/2022	7,057	7,371
5.88%, 11/15/2024	2,115	2,213
6.75%, 06/01/2021	4,590	4,622
7.38%, 07/01/2028	1,750	1,836
7.75%, 07/01/2026	5,303	5,841
Entercom Media Corp.,
6.50%, 05/01/2027(e)	825	853
6.75%, 03/31/2029(e)	325	338
7.25%, 11/01/2024(e)	625	647
EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	950	969
Gray Television, Inc.,
4.75%, 10/15/2030(e)	2,480	2,458
5.88%, 07/15/2026(e)	605	627
7.00%, 05/15/2027(e)	350	381
iHeartCommunications, Inc.,
4.75%, 01/15/2028(e)	525	529
5.25%, 08/15/2027(e)	600	617
6.38%, 05/01/2026	730	775
8.38%, 05/01/2027	1,900	2,040
LCPR Senior Secured Financing DAC, (Ireland),
5.13%, 07/15/2029(e)	1,535	1,562
6.75%, 10/15/2027(e)	2,221	2,368
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)	350	364
Nexstar Broadcasting, Inc.,
4.75%, 11/01/2028(e)	2,650	2,678
5.63%, 07/15/2027(e)	1,550	1,629
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026(e)	4,442	4,492
6.50%, 09/15/2028(e)	6,679	7,053
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(e)	750	737
5.38%, 01/15/2031(e)	333	331
Scripps Escrow, Inc., 5.88%, 07/15/2027 (e)	825	850
Sinclair Television Group, Inc.,
4.13%, 12/01/2030(e)	1,654	1,592
5.13%, 02/15/2027(e)	61	60
5.50%, 03/01/2030(e)	800	780
5.88%, 03/15/2026(e)	1,100	1,119
Sirius XM Radio, Inc.,
3.88%, 08/01/2022(e)	150	150
4.13%, 07/01/2030(e)	729	730
5.38%, 07/15/2026(e)	2,585	2,669
5.50%, 07/01/2029(e)	1,448	1,566
TEGNA, Inc., 5.00%, 09/15/2029	1,050	1,090
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)	2,200	2,310
Townsquare Media, Inc., 6.88%, 02/01/2026 (e)	275	293

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.,
5.13%, 02/15/2025 (e)		1,550	1,565
6.63%, 06/01/2027 (e)		4,528	4,836
9.50%, 05/01/2025 (e)		684	749
UPC Holding BV, (Netherlands), Reg. S, 3.88%, 06/15/2029	EUR	200	233
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	244	289
Urban One, Inc., 7.38%, 02/01/2028 (e)		835	865
Virgin Media Finance plc, (United Kingdom),
Reg. S, 3.75%, 07/15/2030	EUR	200	235
5.00%, 07/15/2030 (e)		1,450	1,448
Virgin Media Secured Finance plc, (United Kingdom),
4.50%, 08/15/2030 (e)		346	349
5.50%, 08/15/2026 (e)		775	804
5.50%, 05/15/2029 (e)		1,912	2,029
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		3,116	3,174
Ziggo Bond Co. BV, (Netherlands),
5.13%, 02/28/2030 (e)		1,568	1,603
6.00%, 01/15/2027 (e)		1,625	1,694
Ziggo BV, (Netherlands), 4.88%, 01/15/2030 (e)		1,047	1,070

			184,779

Telecommunications — 5.5%
Altice France Holding SA, (Luxembourg),
6.00%, 02/15/2028 (e)		2,565	2,527
10.50%, 05/15/2027 (e)		9,181	10,338
Altice France SA, (France),
Reg. S, 4.13%, 01/15/2029	EUR	400	469
5.50%, 01/15/2028 (e)		2,186	2,244
7.38%, 05/01/2026 (e)		11,105	11,549
8.13%, 02/01/2027 (e)		678	743
AT&T, Inc.,
0.90%, 03/25/2024		660	660
1.70%, 03/25/2026		550	550
Avaya, Inc., 6.13%, 09/15/2028 (e)		3,513	3,737
CommScope Technologies LLC,
5.00%, 03/15/2027 (e)		1,096	1,086
6.00%, 06/15/2025 (e)		1,830	1,866
CommScope, Inc.,
5.50%, 03/01/2024 (e)		994	1,025
6.00%, 03/01/2026 (e)		2,297	2,425
7.13%, 07/01/2028 (e)		831	883
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		7,959	8,474
Consolidated Communications, Inc., 6.50%, 10/01/2028 (e)		2,296	2,480
Digicel Group 0.5 Ltd., (Bermuda), 10.00% (PIK), 04/01/2024 (v)		1,250	1,216
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Multinational),
8.75%, 05/25/2024 (e)		1,545	1,593
8.00%, 12/31/2026 (e)		4,725	4,560
13.00% (Blend (cash 6.00% + PIK 7.00%)), 12/31/2025 (e) (v)		2,000	2,010
Digicel Ltd., (Bermuda), 6.75%, 03/01/2023 (e)		6,500	5,948
Frontier Communications Corp.,
5.00%, 05/01/2028 (e)		3,660	3,724

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
5.88%, 10/15/2027 (e)		2,236	2,370
6.75%, 05/01/2029 (e)		891	940
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 9.88%, 05/01/2024 (e)		770	810
Intelsat Jackson Holdings SA, (Luxembourg), 9.75%, 07/15/2025 (d) (e)		1,875	1,158
Intrado Corp., 8.50%, 10/15/2025 (e)		1,000	1,013
Level 3 Financing, Inc.,
3.75%, 07/15/2029 (e)		2,645	2,589
4.25%, 07/01/2028 (e)		3,037	3,071
4.63%, 09/15/2027 (e)		825	849
5.25%, 03/15/2026		1,200	1,236
Ligado Networks LLC, 15.50% (PIK), 11/01/2023 (e) (v)		506	506
LogMeIn, Inc., 5.50%, 09/01/2027 (e)		675	707
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	300	361
Lumen Technologies, Inc.,
4.00%, 02/15/2027 (e)		1,725	1,762
4.50%, 01/15/2029 (e)		3,251	3,171
5.13%, 12/15/2026 (e)		3,445	3,629
Series P, 7.60%, 09/15/2039		3,188	3,650
Series S, 6.45%, 06/15/2021		800	806
Series T, 5.80%, 03/15/2022		3,000	3,105
Series U, 7.65%, 03/15/2042		2,983	3,393
Series W, 6.75%, 12/01/2023		225	248
Series Y, 7.50%, 04/01/2024		1,000	1,121
Matterhorn Telecom SA, (Luxembourg), Reg. S, 4.00%, 11/15/2027	EUR	300	357
Nokia OYJ, (Finland), 6.63%, 05/15/2039		275	336
NTT Finance Corp., (Japan),
0.58%, 03/01/2024 (e)		200	199
1.16%, 04/03/2026 (e)		337	333
Oi SA, (Brazil), Reg. S. 10.00% (cash), 07/27/2025 (v)		200	211
QualityTech LP / QTS Finance Corp., 3.88%, 10/01/2028 (e)		783	779
Qwest Corp., 6.75%, 12/01/2021		1,000	1,034
SoftBank Group Corp., (Japan),
Reg. S, 5.00%, 04/15/2028	EUR	100	132
Reg. S, (USD ICE Swap Rate 5 Year + 4.23%), 6.00%, 07/19/2023 (x) (aa)		600	602
Sprint Capital Corp.,
6.88%, 11/15/2028		3,739	4,715
8.75%, 03/15/2032		2,744	4,057
Sprint Communications, Inc.,
6.00%, 11/15/2022		100	107
11.50%, 11/15/2021		1,959	2,077
Sprint Corp.,
7.13%, 06/15/2024		400	460
7.25%, 09/15/2021		200	205
7.63%, 02/15/2025		4,000	4,754
7.63%, 03/01/2026		6,671	8,172
7.88%, 09/15/2023		2,885	3,296
Switch Ltd., 3.75%, 09/15/2028 (e)		1,438	1,416
Telecom Italia Capital SA, (Luxembourg), 6.00%, 09/30/2034		3,393	3,848
Telecom Italia Finance SA, (Luxembourg), Reg. S, 7.75%, 01/24/2033	EUR	400	688

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	200	229
5.30%, 05/30/2024 (e)		1,172	1,270
Telefonica Europe BV, (Netherlands), Reg. S, (EUR Swap Rate 6 Year + 4.11%), 4.38%, 12/14/2024 (x) (aa)	EUR	300	382
Telesat Canada / Telesat LLC, (Canada), 4.88%, 06/01/2027 (e)		755	755
T-Mobile USA, Inc.,
2.88%, 02/15/2031		572	553
3.50%, 04/15/2031		1,268	1,279
4.50%, 02/01/2026		3,500	3,581
4.75%, 02/01/2028		1,000	1,069
6.00%, 03/01/2023		1,300	1,308
6.00%, 04/15/2024		1,500	1,511
Viasat, Inc.,
5.63%, 09/15/2025 (e)		765	778
5.63%, 04/15/2027 (e)		1,796	1,884
6.50%, 07/15/2028 (e)		2,246	2,365
Vmed O2 UK Financing I plc, (United Kingdom), Reg. S, 3.25%, 01/31/2031	EUR	200	236
Vodafone Group plc, (United Kingdom),
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.05%), 6.25%, 10/03/2078 (aa)		200	220
Series NC10, Reg. S, (EUR Swap Rate 5 Year + 3.23%), 3.00%, 08/27/2080 (aa)	EUR	100	121
VTR Comunicaciones SpA, (Chile), 5.13%, 01/15/2028 (e)		521	545
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 08/15/2028 (e)		415	422
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		3,617	3,559
6.13%, 03/01/2028 (e)		8,152	8,384

			174,831

Total Communications			408,141

Consumer Cyclical — 14.6%
Airlines — 0.8%
American Airlines Group, Inc., 3.75%, 03/01/2025 (e)		1,030	879
American Airlines, Inc., 11.75%, 07/15/2025 (e)		3,580	4,426
American Airlines, Inc. / AAdvantage Loyalty IP Ltd, (Multinational),
5.50%, 04/20/2026 (e)		669	698
5.75%, 04/20/2029 (e)		4,699	5,008
Delta Air Lines, Inc., 7.00%, 05/01/2025 (e)		1,623	1,869
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational),
4.50%, 10/20/2025 (e)		3	3
4.75%, 10/20/2028 (e)		2,560	2,782
Deutsche Lufthansa AG, (Germany), Reg. S, 2.88%, 02/11/2025	EUR	100	116
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e)		1,658	1,762
International Consolidated Airlines Group SA, (Spain),
Reg. S, 1.50%, 07/04/2027	EUR	100	105
Reg. S, 2.75%, 03/25/2025	EUR	100	116
Reg. S, 3.75%, 03/25/2029	EUR	100	115
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		4,202	4,601
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands), 8.00%, 09/20/2025 (e)		1,127	1,273
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.88%, 10/15/2027		3,088	3,423
United Airlines 2020-1 Class B Pass Through Trust, 4.88%, 01/15/2026		60	62

			27,238

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Apparel — 0.3%
Crocs, Inc., 4.25%, 03/15/2029 (e)		535	523
Hanesbrands, Inc., 4.63%, 05/15/2024 (e)		500	531
Levi Strauss & Co.,
3.50%, 03/01/2031(e)		280	270
5.00%, 05/01/2025		200	204
PVH Corp., 4.63%, 07/10/2025		1,590	1,747
Tapestry, Inc., 4.25%, 04/01/2025		1,000	1,086
William Carter Co. (The),
5.50%, 05/15/2025(e)		686	732
5.63%, 03/15/2027(e)		1,000	1,056
Wolverine World Wide, Inc.,
5.00%, 09/01/2026(e)		325	329
6.38%, 05/15/2025(e)		2,225	2,370

			8,848

Auto Manufacturers — 2.4%
Allison Transmission, Inc.,
3.75%, 01/30/2031(e)		2,291	2,219
5.88%, 06/01/2029(e)		1,474	1,612
Daimler Finance North America LLC,
3.65%, 02/22/2024(e)		2,800	3,019
3.88%, 09/15/2021(e)		964	979
Ford Motor Co.,
4.75%, 01/15/2043		7,025	7,077
5.29%, 12/08/2046		4,125	4,336
7.40%, 11/01/2046		275	341
8.50%, 04/21/2023		250	279
9.00%, 04/22/2025		8,360	10,125
9.63%, 04/22/2030		350	488
Ford Motor Credit Co. LLC,
2.90%, 02/16/2028		623	599
2.98%, 08/03/2022		5,210	5,288
3.38%, 11/13/2025		2,250	2,288
3.82%, 11/02/2027		200	202
4.00%, 11/13/2030		2,075	2,058
4.13%, 08/17/2027		315	325
4.13%, 08/04/2025		3,342	3,496
4.39%, 01/08/2026		2,500	2,628
4.54%, 03/06/2025	GBP	100	147
5.11%, 05/03/2029		360	386
5.13%, 06/16/2025		4,216	4,549
5.58%, 03/18/2024		3,635	3,923
General Motors Co.,
5.40%, 10/02/2023		52	56
6.13%, 10/01/2025		50	59
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		2,724	2,843
3.15%, 06/30/2022		988	1,016
3.20%, 07/06/2021		276	277
5.10%, 01/17/2024		1,658	1,833

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
5.20%, 03/20/2023		104	113
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		5	5
Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 6.88%, 11/15/2026	EUR	100	132
JB Poindexter & Co., Inc., 7.13%, 04/15/2026 (e)		950	1,003
Navistar International Corp.,
6.63%, 11/01/2025 (e)		25	26
9.50%, 05/01/2025 (e)		3,775	4,148
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		1,800	1,921
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	200	234
Stellantis NV, (Netherlands), 5.25%, 04/15/2023		3,000	3,245
Tesla, Inc., 5.30%, 08/15/2025 (e)		2,463	2,556
Volkswagen Group of America Finance LLC,
2.90%, 05/13/2022 (e)		222	228
3.35%, 05/13/2025 (e)		1,110	1,191
4.00%, 11/12/2021 (e)		300	307
4.25%, 11/13/2023 (e)		278	302
Wabash National Corp., 5.50%, 10/01/2025 (e)		349	357

			78,216

Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., (Jersey), 4.88%, 08/15/2026 (e)		4,650	4,772
Adient US LLC,
7.00%, 05/15/2026 (e)		2	2
9.00%, 04/15/2025 (e)		427	474
American Axle & Manufacturing, Inc.,
6.25%, 04/01/2025		50	51
6.25%, 03/15/2026		1,675	1,716
6.50%, 04/01/2027		950	986
6.88%, 07/01/2028		1,500	1,572
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	300	364
6.25%, 05/15/2026 (e)		1,981	2,104
8.50%, 05/15/2027 (e)		9,013	9,705
Clarios Global LP, (Canada), 6.75%, 05/15/2025 (e)		3,502	3,746
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)		1,375	1,162
Dana Financing Luxembourg Sarl, (Luxembourg),
5.75%, 04/15/2025 (e)		75	77
6.50%, 06/01/2026 (e)		875	908
Dana, Inc.,
5.38%, 11/15/2027		775	814
5.50%, 12/15/2024		100	102
5.63%, 06/15/2028		1,700	1,819
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		1,095	1,157
Faurecia SE, (France), Reg. S, 3.75%, 06/15/2028	EUR	100	124
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025		767	860
IHO Verwaltungs GmbH, (Germany),
4.75% (cash), 09/15/2026 (e) (v)		1,265	1,299
6.00% (cash), 05/15/2027 (e) (v)		325	341
6.38% (cash), 05/15/2029 (e) (v)		1,000	1,093
Meritor, Inc., 4.50%, 12/15/2028 (e)		71	71
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (e)		850	877

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Tenneco, Inc.,
5.13%, 04/15/2029 (e)		1,775	1,750
7.88%, 01/15/2029 (e)		238	268
ZF Finance GmbH, (Germany), Reg. S, 3.75%, 09/21/2028	EUR	100	128
ZF North America Capital, Inc., 4.75%, 04/29/2025 (e)		1,465	1,573

			39,915

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/2026 (e)		1,938	2,001
Core & Main Holdings LP, 8.63% (cash), 09/15/2024 (e) (v)		1,153	1,170
Core & Main LP, 6.13%, 08/15/2025 (e)		7,362	7,556
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		4,404	4,283
IAA, Inc., 5.50%, 06/15/2027 (e)		28	30
KAR Auction Services, Inc., 5.13%, 06/01/2025 (e)		800	809

			15,849

Entertainment — 2.9%
Affinity Gaming, 6.88%, 12/15/2027 (e)		664	700
Bally’s Corp., 6.75%, 06/01/2027 (e)		4,255	4,563
Banijay Group SAS, (France), Reg. S, 6.50%, 03/01/2026	EUR	200	239
Boyne USA, Inc., 7.25%, 05/01/2025 (e)		400	416
Caesars Entertainment, Inc.,
6.25%, 07/01/2025 (e)		9,058	9,636
8.13%, 07/01/2027 (e)		6,169	6,806
Caesars Resort Collection LLC / CRC Finco, Inc.,
5.25%, 10/15/2025 (e)		4,890	4,932
5.75%, 07/01/2025 (e)		2,651	2,798
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		475	504
Cedar Fair LP, 5.25%, 07/15/2029		1,450	1,493
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.50%, 05/01/2025 (e)		2,876	3,023
6.50%, 10/01/2028 (e)		3	3
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		1,612	1,667
5.50%, 04/01/2027 (e)		397	415
Cirsa Finance International Sarl, (Luxembourg), Reg. S, 4.75%, 05/22/2025	EUR	200	226
CPUK Finance Ltd., (Jersey), Reg. S, 4.88%, 08/28/2025	GBP	200	278
Gamma Bidco SpA, (Italy), Reg. S, 6.25%, 07/15/2025	EUR	100	122
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		1,500	1,596
International Game Technology plc, (United Kingdom),
Reg. S, 3.50%, 06/15/2026	EUR	200	239
4.13%, 04/15/2026 (e)		200	206
5.25%, 01/15/2029 (e)		1,050	1,095
6.25%, 01/15/2027 (e)		1,055	1,169
6.50%, 02/15/2025 (e)		1,250	1,369
Jacobs Entertainment, Inc., 7.88%, 02/01/2024 (e)		622	647
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		200	197
4.75%, 10/15/2027 (e)		906	913
4.88%, 11/01/2024 (e)		412	419
6.50%, 05/15/2027 (e)		4,444	4,928
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		420	444

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Mohegan Gaming & Entertainment,
7.88%, 10/15/2024 (e)	325	339
8.00%, 02/01/2026 (e)	2,550	2,573
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)	1,000	1,020
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/2027 (e)	1,450	1,559
Penn National Gaming, Inc., 5.63%, 01/15/2027 (e)	3,125	3,242
Powdr Corp., 6.00%, 08/01/2025 (e)	186	196
Scientific Games International, Inc.,
5.00%, 10/15/2025 (e)	396	410
7.00%, 05/15/2028 (e)	818	874
7.25%, 11/15/2029 (e)	1,500	1,628
8.25%, 03/15/2026 (e)	5,688	6,100
8.63%, 07/01/2025 (e)	5,558	6,043
Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	2,900	2,928
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)	3,568	3,861
Stars Group Holdings BV / Stars Group US Co-Borrower LLC, (Netherlands), 7.00%, 07/15/2026 (e)	1,650	1,724
Vail Resorts, Inc., 6.25%, 05/15/2025 (e)	921	982
WMG Acquisition Corp.,
3.00%, 02/15/2031 (e)	500	475
3.88%, 07/15/2030 (e)	25	25
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)	6,306	6,454
7.75%, 04/15/2025 (e)	1,220	1,323

		92,799

Food Service — 0.1%
Aramark Services, Inc.,
5.00%, 04/01/2025 (e)	325	333
5.00%, 02/01/2028 (e)	41	42
6.38%, 05/01/2025 (e)	2,668	2,828

		3,203

Home Builders — 1.8%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
6.63%, 01/15/2028 (e)	200	213
6.75%, 08/01/2025 (e)	2,950	3,046
Beazer Homes USA, Inc.,
5.88%, 10/15/2027	2,600	2,691
6.75%, 03/15/2025	2,150	2,215
7.25%, 10/15/2029	925	1,008
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., (Canada),
4.88%, 02/15/2030 (e)	2,563	2,565
6.25%, 09/15/2027 (e)	5,575	5,819
Century Communities, Inc.,
5.88%, 07/15/2025	752	778
6.75%, 06/01/2027	1,850	1,967
Forestar Group, Inc., 5.00%, 03/01/2028 (e)	1,100	1,142
KB Home,
4.80%, 11/15/2029	2,175	2,278
6.88%, 06/15/2027	800	937
Lennar Corp.,
4.50%, 04/30/2024	1,818	1,978

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Builders — continued
4.75%, 11/15/2022		1,000	1,049
4.75%, 05/30/2025		915	1,019
5.38%, 10/01/2022		1,000	1,062
LGI Homes, Inc., 6.88%, 07/15/2026 (e)		1,108	1,157
M/I Homes, Inc., 4.95%, 02/01/2028		1,880	1,947
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		3,784	3,759
5.25%, 12/15/2027 (e)		250	261
Meritage Homes Corp.,
5.13%, 06/06/2027		1,500	1,646
6.00%, 06/01/2025		2,575	2,887
New Home Co., Inc. (The), 7.25%, 10/15/2025 (e)		750	776
Picasso Finance Sub, Inc., 6.13%, 06/15/2025 (e)		1,796	1,908
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028 (e)		1,000	1,018
4.75%, 04/01/2029 (e)		1,150	1,163
STL Holding Co. LLC, 7.50%, 02/15/2026 (e)		950	988
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		2,252	2,393
5.75%, 01/15/2028 (e)		900	991
5.88%, 06/15/2027 (e)		2,622	2,891
6.63%, 07/15/2027 (e)		2,800	3,013
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		175	187
5.70%, 06/15/2028		600	663
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)		771	785

			58,200

Home Furnishings — 0.0% (g)
Tempur Sealy International, Inc., 4.00%, 04/15/2029 (e)		1,380	1,373

Housewares — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)		566	607
Newell Brands, Inc., 4.88%, 06/01/2025		1,150	1,269
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031 (e)		1,323	1,304
4.50%, 10/15/2029		1,927	1,987

			5,167

Leisure Time — 0.8%
Carnival Corp., (Panama),
5.75%, 03/01/2027 (e)		4,098	4,213
9.88%, 08/01/2027 (e)		1,036	1,220
Reg. S, 10.13%, 02/01/2026	EUR	200	271
11.50%, 04/01/2023 (e)		4,900	5,617
Life Time, Inc.,
5.75%, 01/15/2026 (e)		1,408	1,448
8.00%, 04/15/2026 (e)		787	811
NCL Corp. Ltd., (Bermuda),
3.63%, 12/15/2024 (e)		1,350	1,274
5.88%, 03/15/2026 (e)		741	751
10.25%, 02/01/2026 (e)		540	634
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		1,293	1,317

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — continued
Royal Caribbean Cruises Ltd., (Liberia),
5.25%, 11/15/2022		200	206
5.50%, 04/01/2028 (e)		1,661	1,671
9.13%, 06/15/2023 (e)		772	851
11.50%, 06/01/2025 (e)		1,970	2,297
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		25	24
6.25%, 05/15/2025 (e)		500	495
7.00%, 02/15/2029 (e)		229	236
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		499	504
Vista Outdoor, Inc., 4.50%, 03/15/2029 (e)		575	569

			24,409

Lodging — 1.3%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.56%), 4.38%, 01/30/2024 (x) (aa)	EUR	200	242
Boyd Gaming Corp.,
4.75%, 12/01/2027		3,191	3,252
6.00%, 08/15/2026		1,050	1,093
6.38%, 04/01/2026		1,575	1,624
8.63%, 06/01/2025 (e)		721	802
Full House Resorts, Inc., 8.25%, 02/15/2028 (e)		288	307
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (e)		225	224
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		2,850	2,766
3.75%, 05/01/2029 (e)		1,600	1,584
4.00%, 05/01/2031 (e)		1,542	1,542
4.88%, 01/15/2030		1,958	2,077
5.38%, 05/01/2025 (e)		425	448
5.75%, 05/01/2028 (e)		791	852
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027		1,567	1,636
InterContinental Hotels Group plc, (United Kingdom), Reg. S, 3.38%, 10/08/2028	GBP	100	145
Marriott International, Inc., Series EE, 5.75%, 05/01/2025		637	731
MGM Resorts International,
4.63%, 09/01/2026		500	524
4.75%, 10/15/2028		3,855	3,982
5.50%, 04/15/2027		1,900	2,042
6.00%, 03/15/2023		1,190	1,275
6.75%, 05/01/2025		2,590	2,784

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — continued
Station Casinos LLC,
4.50%, 02/15/2028 (e)		1,425	1,418
5.00%, 10/01/2025 (e)		701	710
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		900	877
Travel + Leisure Co.,
6.60%, 10/01/2025		1,440	1,613
6.63%, 07/31/2026 (e)		754	856
Whitbread Group plc, (United Kingdom), Reg. S, 3.00%, 05/31/2031	GBP	100	136
Wyndham Hotels & Resorts, Inc.,
4.38%, 08/15/2028 (e)		319	322
5.38%, 04/15/2026 (e)		1,810	1,851
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023 (e)		840	855
Wynn Macau Ltd., (Cayman Islands),
4.88%, 10/01/2024 (e)		750	761
5.13%, 12/15/2029 (e)		525	538
5.50%, 10/01/2027 (e)		1,330	1,388

			41,257

Office Furnishings — 0.0% (g)
Interface, Inc., 5.50%, 12/01/2028 (e)		475	491

Retail — 2.2%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		1,300	1,266
4.00%, 10/15/2030 (e)		5,575	5,380
4.38%, 01/15/2028 (e)		2,540	2,552
5.75%, 04/15/2025 (e)		77	82
7-Eleven, Inc., 0.80%, 02/10/2024 (e)		280	279
Academy Ltd., 6.00%, 11/15/2027 (e)		350	368
Arcos Dorados Holdings, Inc., (British Virgin Islands), 5.88%, 04/04/2027 (e)		200	211
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028		388	397
4.75%, 03/01/2030		3	3
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		163	169
Brinker International, Inc.,
3.88%, 05/15/2023		800	812
5.00%, 10/01/2024 (e)		1,781	1,859
Burger King France SAS, (France), Reg. S, 6.00%, 05/01/2024	EUR	100	120
Caleres, Inc., 6.25%, 08/15/2023		500	503
Carvana Co., 5.50%, 04/15/2027 (e)		999	1,004
Dufry One BV, (Netherlands), Reg. S, 2.50%, 10/15/2024	EUR	200	230
eG Global Finance plc, (United Kingdom),
Reg. S, 6.25%, 10/30/2025	EUR	200	239
Reg. S, 6.25%, 03/30/2026	GBP	119	163
6.75%, 02/07/2025 (e)		818	836
8.50%, 10/30/2025 (e)		1,193	1,265
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		1,853	1,830
Gap, Inc. (The), 8.88%, 05/15/2027 (e)		275	321
Golden Nugget, Inc., 6.75%, 10/15/2024 (e)		2,205	2,227
Goldstory SASU, (France), Reg. S, 5.38%, 03/01/2026	EUR	100	120

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
IRB Holding Corp.,
6.75%, 02/15/2026 (e)		369	382
7.00%, 06/15/2025 (e)		263	283
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 06/01/2026 (e)		25	26
Kohl’s Corp., 4.25%, 07/17/2025		987	1,080
L Brands, Inc.,
6.63%, 10/01/2030 (e)		3	3
6.88%, 07/01/2025 (e)		1,583	1,759
6.88%, 11/01/2035		1,441	1,717
9.38%, 07/01/2025 (e)		606	755
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		1,268	1,306
Macy’s, Inc., 8.38%, 06/15/2025 (e)		722	799
Marks & Spencer plc, (United Kingdom), Reg. S, 4.50%, 07/10/2027	GBP	100	146
Michaels Stores, Inc., 8.00%, 07/15/2027 (e)		625	691
Murphy Oil USA, Inc., 3.75%, 02/15/2031 (e)		150	147
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		1,869	1,906
Nordstrom, Inc., 8.75%, 05/15/2025 (e)		1,405	1,590
Park River Holdings, Inc., 5.63%, 02/01/2029 (e)		2,175	2,107
Penske Automotive Group, Inc., 3.50%, 09/01/2025		438	448
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		2,081	2,133
7.75%, 02/15/2029 (e)		4,357	4,734
Sally Holdings LLC / Sally Capital, Inc.,
5.50%, 11/01/2023		1,000	1,009
5.63%, 12/01/2025		1,250	1,289
8.75%, 04/30/2025 (e)		3,000	3,340
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 09/30/2026 (e)		1,831	1,891
SRS Distribution, Inc., 8.25%, 07/01/2026 (e)		806	849
Staples, Inc., 7.50%, 04/15/2026 (e)		2,655	2,801
Stonegate Pub Co. Financing 2019 PLC, (United Kingdom), Reg. S, 8.25%, 07/31/2025	GBP	200	291
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.50%, 06/01/2024		1,128	1,145
5.75%, 03/01/2025		1,805	1,835
5.88%, 03/01/2027		1,425	1,482
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		1,390	1,404
Tendam Brands SAU, (Spain), Reg. S, (ICE LIBOR EUR 3 Month + 5.25%), 5.25%, 09/15/2024 (aa)	EUR	100	110
Very Group Funding Plc (The), (United Kingdom), Reg. S, 7.75%, 11/15/2022	GBP	100	139
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		3,080	3,270
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		1,360	1,418
Yum! Brands, Inc.,
3.63%, 03/15/2031		1,300	1,250
4.63%, 01/31/2032 (w)		100	102
4.75%, 01/15/2030 (e)		527	557

			68,433

Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
3.38%, 04/01/2026 (e)		630	651
3.75%, 04/01/2029 (e)		776	785

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Toys/Games/Hobbies — continued
5.45%, 11/01/2041		300	328
6.20%, 10/01/2040		23	27
6.75%, 12/31/2025 (e)		161	169

			1,960

Total Consumer Cyclical			467,358

Consumer Non-cyclical — 12.3%
Agriculture — 0.2%
BAT Capital Corp., 3.22%, 08/15/2024		86	92
BAT International Finance plc, (United Kingdom),
1.67%, 03/25/2026		906	896
3.95%, 06/15/2025 (e)		1,108	1,212
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		1,223	1,293
3.75%, 07/21/2022 (e)		342	353
Reynolds American, Inc., 4.45%, 06/12/2025		332	368
Tereos Finance Groupe I SA, (France), Reg. S, 7.50%, 10/30/2025	EUR	100	127
Vector Group Ltd., 5.75%, 02/01/2029 (e)		2,800	2,887

			7,228

Beverages — 0.1%
Bacardi Ltd., (Bermuda), 4.45%, 05/15/2025 (e)		223	248
Central American Bottling Corp., (British Virgin Islands), 5.75%, 01/31/2027 (e)		750	794
Triton Water Holdings, Inc., 6.25%, 04/01/2029 (e)		402	410

			1,452

Commercial Services — 2.9%
Adani Ports & Special Economic Zone Ltd., (India), 3.38%, 07/24/2024 (e)		800	839
ADT Security Corp. (The), 4.88%, 07/15/2032 (e)		1,581	1,607
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		650	642
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.63%, 07/15/2026 (e)		11,114	11,786
9.75%, 07/15/2027 (e)		6,852	7,518
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		1,875	1,865
4.63%, 10/01/2027 (e)		303	310
APX Group, Inc., 6.75%, 02/15/2027 (e)		1,804	1,935
Autostrade per l’Italia SpA, (Italy), Reg. S, 1.88%, 11/04/2025	EUR	100	121
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.75%, 04/01/2028 (e)		925	943
5.38%, 03/01/2029 (e)		305	315
Brink’s Co. (The), 5.50%, 07/15/2025 (e)		1,200	1,267
Element Fleet Management Corp., (Canada), 1.60%, 04/06/2024 (e) (bb)		132	132
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		1,801	1,801
9.50%, 11/01/2027 (e)		3,133	3,468
Gartner, Inc.,
3.75%, 10/01/2030 (e)		2,008	1,988
4.50%, 07/01/2028 (e)		1,510	1,557
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		899	957
House of Finance NV (The), (Belgium), Reg. S, 4.38%, 07/15/2026	EUR	100	119
Intertrust Group BV, (Netherlands), Reg. S, 3.38%, 11/15/2025	EUR	100	120
IPD 3 BV, (Netherlands), Reg. S, 5.50%, 12/01/2025	EUR	300	363

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Jaguar Holding Co. II / PPD Development LP,
4.63%, 06/15/2025 (e)		1,650	1,716
5.00%, 06/15/2028 (e)		1,787	1,861
La Financiere Atalian SASU, (France), Reg. S, 6.63%, 05/15/2025	GBP	100	135
Laureate Education, Inc., 8.25%, 05/01/2025 (e)		4,600	4,807
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026 (e)		166	169
Loxam SAS, (France),
Reg. S, 3.75%, 07/15/2026	EUR	100	118
Reg. S, 5.75%, 07/15/2027	EUR	100	116
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028 (e)		4,699	4,608
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e) (w)		1,609	1,650
Nielsen Co. Luxembourg Sarl (The), (Luxembourg), 5.00%, 02/01/2025 (e)		500	511
Nielsen Finance LLC / Nielsen Finance Co.,
5.00%, 04/15/2022 (e)		2,620	2,621
5.63%, 10/01/2028 (e)		3,706	3,896
5.88%, 10/01/2030 (e)		765	826
Prime Security Services Borrower LLC / Prime Finance, Inc.,
3.38%, 08/31/2027 (e)		646	627
5.75%, 04/15/2026 (e)		266	287
6.25%, 01/15/2028 (e)		1,498	1,559
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	100	125
Sabre GLBL, Inc.,
7.38%, 09/01/2025 (e)		2,237	2,438
9.25%, 04/15/2025 (e)		1,841	2,195
Service Corp. International,
3.38%, 08/15/2030		1,847	1,803
8.00%, 11/15/2021		935	974
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		1,177	1,224
Signal Parent, Inc., 6.13%, 04/01/2029 (e) (w)		650	644
Sotheby’s, 7.38%, 10/15/2027 (e)		2,403	2,599
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	100	122
United Rentals North America, Inc.,
3.88%, 02/15/2031		1,900	1,913
4.00%, 07/15/2030		475	483
4.88%, 01/15/2028		4,000	4,214
5.25%, 01/15/2030		1,000	1,086
5.88%, 09/15/2026		1,500	1,571
Verisure Holding AB, (Sweden), Reg. S, 3.25%, 02/15/2027	EUR	100	118
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		5,913	6,340

			93,009

Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., Reg. S, 4.00%, 04/15/2023	EUR	200	229
Edgewell Personal Care Co., 4.13%, 04/01/2029 (e)		625	621

			850

Food — 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		230	229
3.50%, 02/15/2023 (e)		25	26
3.50%, 03/15/2029 (e)		2,891	2,751

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
4.63%, 01/15/2027 (e)		2,979	3,088
4.88%, 02/15/2030 (e)		968	995
5.88%, 02/15/2028 (e)		2,087	2,219
7.50%, 03/15/2026 (e)		1,500	1,657
B&G Foods, Inc., 5.25%, 09/15/2027		750	780
Bellis Acquisition Co. plc , (United Kingdom), Reg. S, 3.25%, 02/16/2026	GBP	100	138
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		1,425	1,386
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		1,226	1,250
7.50%, 04/15/2025 (e)		3,616	3,763
Iceland Bondco plc, (United Kingdom),
Reg. S, 4.38%, 05/15/2028	GBP	200	266
Reg. S, 4.63%, 03/15/2025	GBP	100	136
JBS USA LUX SA / JBS USA Finance, Inc., (Multinational), 6.75%, 02/15/2028 (e)		732	805
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
5.50%, 01/15/2030 (e)		437	484
6.50%, 04/15/2029 (e)		5,167	5,836
Kraft Heinz Foods Co.,
3.00%, 06/01/2026		758	799
4.25%, 03/01/2031		4,913	5,411
4.38%, 06/01/2046		4,770	4,973
4.88%, 10/01/2049		7,616	8,518
5.00%, 07/15/2035		400	460
5.00%, 06/04/2042		525	589
5.20%, 07/15/2045		3,550	4,096
5.50%, 06/01/2050		5,490	6,743
6.88%, 01/26/2039		1,250	1,719
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028 (e)		375	403
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		1,000	1,075
Picard Groupe SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 3.00%), 3.00%, 11/30/2023 (aa)	EUR	200	234
Pilgrim’s Pride Corp.,
4.25%, 04/15/2031 (e) (w)		1,450	1,445
5.75%, 03/15/2025 (e)		2,350	2,398
5.88%, 09/30/2027 (e)		1,500	1,608
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,515	1,498
4.63%, 04/15/2030 (e)		1,804	1,807
5.63%, 01/15/2028 (e)		1,216	1,280
5.75%, 03/01/2027 (e)		1,075	1,131
Premier Foods Finance plc, (United Kingdom), Reg. S, 6.25%, 10/15/2023	GBP	100	141
Quatrim SASU, (France), Reg. S, 5.88%, 01/15/2024	EUR	100	123
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		1,156	1,166
US Foods, Inc., 4.75%, 02/15/2029 (e)		2,238	2,238

			75,664

Healthcare - Products — 0.3%
Avantor Funding, Inc., 4.63%, 07/15/2028 (e)		3,579	3,738
Hologic, Inc., 3.25%, 02/15/2029 (e)		177	175
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA,
7.25%, 02/01/2028 (e)		3,326	3,644

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Products — continued
7.38%, 06/01/2025 (e)		2,066	2,221

			9,778

Healthcare - Services — 4.0%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		592	614
AHP Health Partners, Inc., 9.75%, 07/15/2026 (e)		374	405
Akumin, Inc., (Canada), 7.00%, 11/01/2025 (e)		100	106
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	200	234
Catalent Pharma Solutions, Inc.,
Reg. S, 2.38%, 03/01/2028	EUR	300	350
3.13%, 02/15/2029 (e)		647	621
5.00%, 07/15/2027 (e)		768	805
Centene Corp.,
2.50%, 03/01/2031		2,446	2,330
3.00%, 10/15/2030		2,456	2,452
4.63%, 12/15/2029		3,046	3,297
5.38%, 06/01/2026 (e)		765	800
5.38%, 08/15/2026 (e)		5,040	5,316
Charles River Laboratories International, Inc.,
3.75%, 03/15/2029 (e)		175	175
4.00%, 03/15/2031 (e)		942	958
4.25%, 05/01/2028 (e)		405	417
CHS / Community Health Systems, Inc.,
5.63%, 03/15/2027 (e)		672	707
6.00%, 01/15/2029 (e)		726	768
6.63%, 02/15/2025 (e)		5,779	6,100
6.88%, 04/15/2029 (e)		1,818	1,900
8.00%, 03/15/2026 (e)		6,501	7,030
8.13%, 06/30/2024 (e)		199	208
CommonSpirit Health, 1.55%, 10/01/2025		616	619
DaVita, Inc.,
3.75%, 02/15/2031 (e)		4,325	4,144
4.63%, 06/01/2030 (e)		2,812	2,860
Encompass Health Corp.,
4.63%, 04/01/2031		1,229	1,272
4.75%, 02/01/2030		684	704
Fresenius Medical Care US Finance II, Inc., 5.88%, 01/31/2022 (e)		276	287
Global Medical Response, Inc., 6.50%, 10/01/2025 (e)		1,450	1,501
HCA, Inc.,
3.50%, 09/01/2030		4,968	5,025
5.25%, 04/15/2025		1,686	1,924
5.25%, 06/15/2026		1,516	1,742
5.38%, 02/01/2025		5,027	5,608
5.38%, 09/01/2026		1,089	1,228
5.63%, 09/01/2028		3,154	3,627
5.88%, 05/01/2023		50	54
5.88%, 02/01/2029		725	845
IQVIA, Inc.,
5.00%, 10/15/2026 (e)		897	932
5.00%, 05/15/2027 (e)		480	507
Legacy LifePoint Health LLC,
4.38%, 02/15/2027 (e)		790	774

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
6.75%, 04/15/2025 (e)	1,253	1,331
LifePoint Health, Inc., 5.38%, 01/15/2029 (e)	2,438	2,401
MEDNAX, Inc., 6.25%, 01/15/2027 (e)	2,987	3,194
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)	1,534	1,574
4.38%, 06/15/2028 (e)	1,256	1,293
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)	1,908	2,037
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)	6,373	6,899
RP Escrow Issuer LLC, 5.25%, 12/15/2025 (e)	165	171
Select Medical Corp., 6.25%, 08/15/2026 (e)	1,190	1,265
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)	2,616	2,674
10.00%, 04/15/2027 (e)	3,048	3,360
Syneos Health, Inc., 3.63%, 01/15/2029 (e)	1,978	1,924
Tenet Healthcare Corp.,
4.63%, 07/15/2024	525	534
4.63%, 09/01/2024 (e)	2,122	2,183
4.63%, 06/15/2028 (e)	350	359
4.88%, 01/01/2026 (e)	2,276	2,365
5.13%, 05/01/2025	1,800	1,825
5.13%, 11/01/2027 (e)	2,017	2,109
6.13%, 10/01/2028 (e)	14,989	15,611
6.25%, 02/01/2027 (e)	4,129	4,360
6.75%, 06/15/2023	220	238
7.50%, 04/01/2025 (e)	98	106
US Acute Care Solutions LLC, 6.38%, 03/01/2026 (e)	122	127

		127,186

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)	1,125	1,095
Central Garden & Pet Co., 4.13%, 10/15/2030	834	842
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/2026 (e)	339	339
Spectrum Brands, Inc.,
3.88%, 03/15/2031 (e)	349	341
5.50%, 07/15/2030 (e)	1,871	2,002

		4,619

Pharmaceuticals — 2.3%
AdaptHealth LLC,
4.63%, 08/01/2029 (e)	1,036	1,031
6.13%, 08/01/2028 (e)	1,750	1,855
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)	2,400	2,663
Bausch Health Cos., Inc., (Canada),
5.00%, 01/30/2028 (e)	2,075	2,115
5.00%, 02/15/2029 (e)	2,701	2,667
5.25%, 01/30/2030 (e)	4,885	4,905
5.25%, 02/15/2031 (e)	6,562	6,531
5.75%, 08/15/2027 (e)	1,165	1,254
6.13%, 04/15/2025 (e)	4,500	4,613
6.25%, 02/15/2029 (e)	12,701	13,479
7.00%, 01/15/2028 (e)	2,959	3,212
7.25%, 05/30/2029 (e)	2,500	2,791

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
9.00%, 12/15/2025 (e)		2,172	2,359
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)		554	597
4.25%, 12/15/2025 (e)		2,940	3,271
Cheplapharm Arzneimittel GmbH, (Germany),
Reg. S, 4.38%, 01/15/2028	EUR	200	245
5.50%, 01/15/2028 (e)		1,019	1,059
Diocle Spa, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.88%), 3.88%, 06/30/2026 (aa)	EUR	90	106
Endo Dac / Endo Finance LLC / Endo Finco, Inc., (Multinational),
6.00%, 06/30/2028 (e)		1,743	1,412
9.50%, 07/31/2027 (e)		2,228	2,420
Endo Luxembourg Finance Co. I Sarl / Endo US Inc, (Luxembourg), 6.13%, 04/01/2029 (e)		2,761	2,789
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/2026 (e)		1,610	1,686
Nidda BondCo GmbH, (Germany), Reg. S, 5.00%, 09/30/2025	EUR	100	118
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		2,002	2,142
Par Pharmaceutical, Inc., 7.50%, 04/01/2027 (e)		5,810	6,177
Prestige Brands, Inc.,
3.75%, 04/01/2031 (e)		940	897
5.13%, 01/15/2028 (e)		50	52
Rossini Sarl, (Luxembourg), Reg. S, 6.75%, 10/30/2025	EUR	100	124
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
4.50%, 03/01/2025	EUR	200	246
6.00%, 01/31/2025	EUR	100	129
Vizient, Inc., 6.25%, 05/15/2027 (e)		935	992

			73,937

Total Consumer Non-cyclical			393,723

Diversified — 0.0% (g)
Holding Companies - Divers — 0.0% (g)
Stena International SA, (Luxembourg), 6.13%, 02/01/2025 (e)		550	555

Energy — 10.6%
Energy - Alternate Sources — 0.1%
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (e)		1,450	1,519
TerraForm Power Operating LLC,
4.25%, 01/31/2023 (e)		1,550	1,600
4.75%, 01/15/2030 (e)		471	489

			3,608

Oil & Gas — 6.5%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)		3,222	3,335
Antero Resources Corp.,
5.00%, 03/01/2025		2,400	2,402
5.63%, 06/01/2023		525	527
7.63%, 02/01/2029 (e)		2,327	2,478
8.38%, 07/15/2026 (e)		2,669	2,942
Apache Corp.,
4.38%, 10/15/2028		200	199
4.75%, 04/15/2043		2,262	2,098
4.88%, 11/15/2027		1,677	1,719
5.10%, 09/01/2040		1,295	1,266

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
5.25%, 02/01/2042		78	77
5.35%, 07/01/2049		25	24
7.75%, 12/15/2029		1,450	1,686
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
7.00%, 11/01/2026 (e)		4,150	4,148
8.25%, 12/31/2028 (e)		1,875	1,950
9.00%, 11/01/2027 (e)		1,857	2,358
BP Capital Markets plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	100	146
Callon Petroleum Co.,
6.25%, 04/15/2023		950	846
9.00%, 04/01/2025 (e)		2,926	2,968
Cenovus Energy, Inc., (Canada),
3.00%, 08/15/2022		2,226	2,277
3.80%, 09/15/2023		994	1,051
5.38%, 07/15/2025		951	1,068
Centennial Resource Production LLC, 6.88%, 04/01/2027 (e)		863	768
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)		330	343
5.88%, 02/01/2029 (e)		560	594
Cimarex Energy Co., 4.38%, 06/01/2024		1,182	1,285
Citgo Holding, Inc., 9.25%, 08/01/2024 (e)		1,470	1,459
CITGO Petroleum Corp., 7.00%, 06/15/2025 (e)		699	719
CNX Resources Corp.,
6.00%, 01/15/2029 (e)		2,036	2,116
7.25%, 03/14/2027 (e)		2,761	2,965
Colgate Energy Partners III LLC, 7.75%, 02/15/2026 (e)		422	414
Comstock Resources, Inc.,
6.75%, 03/01/2029 (e)		3,994	4,094
7.50%, 05/15/2025 (e)		729	756
9.75%, 08/15/2026		804	875
Continental Resources, Inc.,
3.80%, 06/01/2024		2,430	2,491
4.90%, 06/01/2044		778	778
5.75%, 01/15/2031 (e)		2,818	3,184
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/2025 (e)		6,961	7,102
Diamondback Energy, Inc.,
0.90%, 03/24/2023		293	293
2.88%, 12/01/2024		1,410	1,487
4.75%, 05/31/2025		342	382
5.38%, 05/31/2025		3,500	3,611
Double Eagle III Midco 1 LLC / Double Eagle Finance Corp., 7.75%, 12/15/2025 (e)		2,739	2,924
Endeavor Energy Resources LP / EER Finance, Inc.,
5.50%, 01/30/2026 (e)		4,309	4,472
5.75%, 01/30/2028 (e)		2,510	2,651
6.63%, 07/15/2025 (e)		1,800	1,924
EQT Corp.,
3.90%, 10/01/2027		3,038	3,102
5.00%, 01/15/2029		775	829
8.50%, 02/01/2030		1,027	1,310

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.00%, 12/01/2024(e)	1,325	1,335
5.75%, 10/01/2025(e)	50	50
5.75%, 02/01/2029(e)	805	812
6.00%, 02/01/2031(e)	2,344	2,379
6.25%, 11/01/2028(e)	1,000	1,030
Indigo Natural Resources LLC, 5.38%, 02/01/2029 (e)	1,967	1,938
Laredo Petroleum, Inc., 9.50%, 01/15/2025	575	553
Matador Resources Co., 5.88%, 09/15/2026	3,436	3,346
MEG Energy Corp., (Canada),
5.88%, 02/01/2029(e)	1,008	1,010
6.50%, 01/15/2025(e)	3,092	3,194
7.13%, 02/01/2027(e)	3,151	3,301
Murphy Oil Corp., 6.88%, 08/15/2024	850	869
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026(e)	2,300	1,909
7.50%, 01/15/2028(e)	1,775	1,460
Nabors Industries, Inc., 5.75%, 02/01/2025	2,575	1,911
Neptune Energy Bondco plc, (United Kingdom), 6.63%, 05/15/2025 (e)	400	402
Northern Oil and Gas, Inc., 8.13%, 03/01/2028 (e)	1,644	1,635
Occidental Petroleum Corp.,
(ICE LIBOR USD 3 Month + 1.45%), 1.64%, 08/15/2022 (aa)	1,810	1,791
2.70%, 08/15/2022	1,756	1,757
2.70%, 02/15/2023	1,497	1,494
2.90%, 08/15/2024	6,379	6,308
3.00%, 02/15/2027	250	235
3.40%, 04/15/2026	50	48
3.50%, 06/15/2025	275	272
3.50%, 08/15/2029	112	105
4.10%, 02/15/2047	458	366
4.20%, 03/15/2048	668	538
4.40%, 04/15/2046	2,660	2,254
4.50%, 07/15/2044	2,183	1,856
4.63%, 06/15/2045	2,020	1,762
5.50%, 12/01/2025	2,011	2,123
5.55%, 03/15/2026	25	26
5.88%, 09/01/2025	3,175	3,385
6.13%, 01/01/2031	2,404	2,654
6.20%, 03/15/2040	2,495	2,564
6.45%, 09/15/2036	1,625	1,794
6.63%, 09/01/2030	2,100	2,360
6.95%, 07/01/2024	31	34
7.50%, 05/01/2031	1,300	1,512
8.50%, 07/15/2027	1,400	1,659
8.88%, 07/15/2030	1,100	1,387
Ovintiv, Inc.,
6.50%, 08/15/2034	1,328	1,597
6.50%, 02/01/2038	150	181
6.63%, 08/15/2037	75	91
7.38%, 11/01/2031	219	278
Parkland Corp., (Canada), 4.50%, 10/01/2029 (e) (w)	675	677
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/2028 (e)	670	709

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 05/15/2025 (e)		4,511	4,600
PDC Energy, Inc.,
5.75%, 05/15/2026		3,754	3,894
6.13%, 09/15/2024		444	455
Petroleos Mexicanos, (Mexico),
(ICE LIBOR USD 3 Month + 3.65%), 3.83%, 03/11/2022 (aa)		1,000	1,013
4.25%, 01/15/2025		1,200	1,202
Precision Drilling Corp., (Canada),
5.25%, 11/15/2024		600	555
7.75%, 12/15/2023		415	416
Range Resources Corp.,
4.88%, 05/15/2025		4,425	4,377
5.00%, 03/15/2023		1,512	1,537
8.25%, 01/15/2029 (e)		999	1,069
9.25%, 02/01/2026		1,816	1,973
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	300	387
Saudi Arabian Oil Co., (Saudi Arabia),
1.63%, 11/24/2025 (e)		400	403
2.88%, 04/16/2024 (e)		450	474
Seven Generations Energy Ltd., (Canada), 5.38%, 09/30/2025 (e)		2,778	2,880
SM Energy Co.,
5.00%, 01/15/2024		580	545
5.63%, 06/01/2025		675	625
6.13%, 11/15/2022		400	391
6.75%, 09/15/2026		225	208
10.00%, 01/15/2025 (e)		4,281	4,816
Southwestern Energy Co.,
4.10%, 03/15/2022		1,061	1,061
6.45%, 01/23/2025		20	21
8.38%, 09/15/2028		911	1,000
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		146	186
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029 (e)		1,568	1,562
5.50%, 02/15/2026		1,475	1,515
Teine Energy Ltd., (Canada), 6.88%, 04/15/2029 (e) (w)		607	611
Tengizchevroil Finance Co. International Ltd., (Bermuda), 2.63%, 08/15/2025 (e)		800	808
Transocean, Inc., (Cayman Islands), 11.50%, 01/30/2027 (e)		1,200	1,029
Valero Energy Corp.,
1.20%, 03/15/2024		129	130
2.70%, 04/15/2023		556	577
2.85%, 04/15/2025		696	727
3.65%, 03/15/2025		593	636
Vine Energy Holdings LLC, 6.75%, 04/15/2029 (e) (bb)		1,928	1,928
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/2023 (e)		201	214
Viper Energy Partners LP, 5.38%, 11/01/2027 (e)		641	667
WPX Energy, Inc.,
4.50%, 01/15/2030		194	209
5.25%, 09/15/2024		2,000	2,218
5.25%, 10/15/2027		2,324	2,476
5.75%, 06/01/2026		110	115

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
5.88%, 06/15/2028	32	35
8.25%, 08/01/2023	143	164

		207,153

Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)	4,237	4,304
6.88%, 04/01/2027 (e)	1,452	1,514
TechnipFMC plc, (United Kingdom), 6.50%, 02/01/2026 (e)	1,605	1,679
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 04/01/2026	1,734	1,778
6.88%, 09/01/2027	2,729	2,811

		12,086

Pipelines — 3.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.75%, 03/01/2027 (e)	257	257
5.75%, 01/15/2028 (e)	3,290	3,286
7.88%, 05/15/2026 (e)	2,756	2,964
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.63%, 12/15/2025 (e)	672	724
Buckeye Partners LP,
4.50%, 03/01/2028 (e)	282	283
5.60%, 10/15/2044	1,033	996
5.85%, 11/15/2043	17	17
Cheniere Corpus Christi Holdings LLC,
5.88%, 03/31/2025	2,198	2,504
7.00%, 06/30/2024	1,866	2,148
Cheniere Energy Partners LP,
4.00%, 03/01/2031 (e)	3,606	3,669
4.50%, 10/01/2029	4,071	4,234
Cheniere Energy, Inc., 4.63%, 10/15/2028 (e)	8,617	8,963
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 03/15/2026 (e)	1,050	1,068
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 02/01/2029 (e)	1,657	1,632
DCP Midstream Operating LP,
5.63%, 07/15/2027	1,000	1,086
6.75%, 09/15/2037 (e)	658	734
Energy Transfer Operating LP, 6.50%, 02/01/2042	2,515	2,991
EnLink Midstream LLC, 5.63%, 01/15/2028 (e)	692	669
EnLink Midstream Partners LP,
4.15%, 06/01/2025	241	236
4.40%, 04/01/2024	879	886
4.85%, 07/15/2026	20	19
5.05%, 04/01/2045	14	11
5.60%, 04/01/2044	1,390	1,154
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	1,735	1,691
4.75%, 01/15/2031 (e)	789	765
5.50%, 07/15/2028	1,625	1,706
6.00%, 07/01/2025 (e)	1,870	2,013
6.50%, 07/01/2027 (e)	1,816	1,974
6.50%, 07/15/2048	600	598

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027		242	245
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029		375	403
7.00%, 08/01/2027		600	633
Harvest Midstream I LP, 7.50%, 09/01/2028 (e)		1,346	1,447
Hess Midstream Operations LP, 5.13%, 06/15/2028 (e)		825	834
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 02/01/2028 (e)		650	658
New Fortress Energy, Inc.,
6.50%, 09/30/2026 (e) (w)		3,598	3,621
6.75%, 09/15/2025 (e)		4,992	5,129
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (e)		2,041	2,094
NGPL PipeCo. LLC,
4.38%, 08/15/2022 (e)		1,700	1,765
7.77%, 12/15/2037 (e)		1,166	1,544
NOVA Gas Transmission Ltd., (Canada), 7.88%, 04/01/2023		564	644
NuStar Logistics LP,
5.63%, 04/28/2027		50	52
5.75%, 10/01/2025		728	779
6.00%, 06/01/2026		1,825	1,968
6.38%, 10/01/2030		13	14
Oasis Midstream Partners LP / OMP Finance Corp., 8.00%, 04/01/2029 (e)		400	411
Plains All American Pipeline LP / PAA Finance Corp., 6.65%, 01/15/2037		359	419
Rattler Midstream LP, 5.63%, 07/15/2025 (e)		948	990
Rockies Express Pipeline LLC,
3.60%, 05/15/2025 (e)		50	50
6.88%, 04/15/2040 (e)		1,500	1,620
7.50%, 07/15/2038 (e)		1,000	1,115
Rubis Terminal Infra SAS, (France), Reg. S, 5.63%, 05/15/2025	EUR	100	124
Sabine Pass Liquefaction LLC,
5.63%, 04/15/2023		224	243
5.75%, 05/15/2024		3,792	4,278
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.,
5.50%, 08/15/2022		275	266
5.75%, 04/15/2025		850	693
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/2047		2,152	2,298
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 09/15/2024 (e)		666	676
5.50%, 01/15/2028 (e)		1,850	1,807
6.00%, 03/01/2027 (e)		1,438	1,452
6.00%, 12/31/2030 (e)		1,429	1,413
7.50%, 10/01/2025 (e)		816	878
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.88%, 02/01/2031 (e)		1,924	1,950
5.00%, 01/15/2028		1,005	1,046
5.38%, 02/01/2027		2,000	2,074
5.50%, 03/01/2030		3,626	3,807
5.88%, 04/15/2026		2,250	2,356
6.50%, 07/15/2027		1,665	1,809
6.88%, 01/15/2029		8	9

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Western Midstream Operating LP,
(ICE LIBOR USD 3 Month + 1.85%), 2.32%, 01/13/2023 (aa)		835	818
3.95%, 06/01/2025		1,204	1,237
4.35%, 02/01/2025		1,250	1,294
4.75%, 08/15/2028		700	732
5.30%, 02/01/2030		1,425	1,544
5.30%, 03/01/2048		2,401	2,410
5.45%, 04/01/2044		2,018	2,069
5.50%, 08/15/2048		251	247
6.50%, 02/01/2050		3,169	3,426

			116,669

Total Energy			339,516

Financial — 9.8%
Banks — 3.0%
ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)		1,879	2,102
AIB Group plc, (Ireland),
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		2,983	3,244
4.75%, 10/12/2023 (e)		3,203	3,501
Reg. S, (EUR Swap Rate 5 Year + 6.63%), 6.25%, 06/23/2025 (x) (aa)	EUR	200	263
Australia & New Zealand Banking Group Ltd., (Australia),
4.40%, 05/19/2026 (e)		1,614	1,808
4.50%, 03/19/2024 (e)		280	307
Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.46%), 6.00%, 01/15/2026 (x) (aa)	EUR	200	263
Bank of America Corp.,
(United States SOFR + 1.01%), 1.20%, 10/24/2026 (aa)		1,014	1,000
(United States SOFR + 1.15%), 1.32%, 06/19/2026 (aa)		408	406
(United States SOFR + 0.90%), 2.02%, 02/13/2026 (aa)		186	190
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		85	91
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 03/10/2026 (x) (aa)		732	842
Series L, 3.95%, 04/21/2025		279	306
Bank of Ireland Group plc, (Ireland), 4.50%, 11/25/2023 (e)		1,589	1,729
BankUnited, Inc., 4.88%, 11/17/2025		864	973
Barclays Bank plc, (United Kingdom), 10.18%, 06/12/2021 (e)		340	346
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/2023 (aa)		2,741	2,832
Reg. S, (UK Gilts 5 Year + 6.02%), 6.38%, 12/15/2025 (x) (aa)	GBP	200	302
(UK Gilts 5 Year + 6.58%), 7.13%, 06/15/2025 (x) (aa)	GBP	200	310
BBVA Bancomer SA, (Mexico), 4.38%, 04/10/2024 (e)		1,400	1,522
BNP Paribas SA, (France), (United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		221	216
CaixaBank SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 4.50%), 5.25%, 03/23/2026 (x) (aa)	EUR	200	247
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		1,202	1,284
3.70%, 01/12/2026		608	668
3.88%, 03/26/2025		67	73
(CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)		625	622
4.40%, 06/10/2025		1,273	1,414
Series W, (CMT Index 5 Year + 3.60%), 4.00%, 12/10/2025 (x) (aa)		888	897
Credit Suisse Group AG, (Switzerland),
(United States SOFR + 0.98%), 1.31%, 02/02/2027 (e) (aa)		276	267

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 2.04%), 2.19%, 06/05/2026 (e) (aa)		1,106	1,124
(ICE LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/2023 (e) (aa)		4,689	4,847
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/2024 (e) (aa)		1,818	1,941
(CMT Index 5 Year + 3.55%), 4.50%, 09/03/2030 (e) (x) (aa)		220	205
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.46%), 6.25%, 12/18/2024 (x) (aa)		200	213
(CMT Index 5 Year + 4.82%), 6.38%, 08/21/2026 (e) (x) (aa)		3,149	3,354
Reg. S, (USD ICE Swap Rate 5 Year + 4.33%), 7.25%, 09/12/2025 (x) (aa)		400	434
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		482	485
1.23%, 06/22/2024 (e)		2,125	2,145
(CMT Index 1 Year + 1.35%), 1.62%, 09/11/2026 (e) (aa)		2,585	2,556
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,943	2,068
(CMT Index 1 Year + 1.73%), 5.00%, 01/12/2023 (e) (aa)		221	228
5.38%, 01/12/2024 (e)		3,312	3,693
Freedom Mortgage Corp., 7.63%, 05/01/2026 (e)		508	533
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 1.60%), 1.79%, 11/29/2023 (aa)		468	482
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		316	339
3.50%, 01/23/2025		79	85
3.50%, 04/01/2025		500	541
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)		2,036	2,154
HSBC Bank plc, (United Kingdom), Series 1M, (ICE LIBOR USD 6 Month + 0.25%), 0.75%, 06/30/2021 (x) (aa)		90	79
HSBC Holdings plc, (United Kingdom),
4.25%, 03/14/2024		672	731
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		1,568	1,548
ING Groep NV, (Netherlands), (CMT Index 5 Year + 4.34%), 5.75%, 11/16/2026 (x) (aa)		200	218
Intesa Sanpaolo SpA, (Italy),
3.38%, 01/12/2023 (e)		1,000	1,042
5.02%, 06/26/2024 (e)		1,000	1,091
Reg. S, (EUR Swap Rate 5 Year + 7.19%), 7.75%, 01/11/2027 (x) (aa)	EUR	200	287
Series XR, 3.25%, 09/23/2024 (e)		4,141	4,411
Itau Unibanco Holding SA, (Brazil), 2.90%, 01/24/2023 (e)		800	816
Lloyds Banking Group plc, (United Kingdom), 4.58%, 12/10/2025		444	496
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		3,034	3,365
Macquarie Group Ltd., (Australia),
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)		446	438
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (e) (aa)		277	288
Morgan Stanley,
5.00%, 11/24/2025		334	384
Series H, (ICE LIBOR USD 3 Month + 3.61%), 3.85%, 07/15/2021 (x) (aa)		614	615
National Westminster Bank plc, (United Kingdom),
Series B, (ICE LIBOR USD 6 Month + 0.25%), 0.50%, 08/14/2021 (x) (aa)		200	194
Series C, (ICE LIBOR USD 3 Month + 0.25%), 0.44%, 05/28/2021 (x) (aa)		200	193
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)		539	555
3.88%, 09/12/2023		607	651
5.13%, 05/28/2024		2,636	2,937
Nordea Bank Abp, (Finland), 4.88%, 05/13/2021 (e)		762	766

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Popular, Inc., (Puerto Rico), 6.13%, 09/14/2023		985	1,064
Santander Holdings USA, Inc., 3.50%, 06/07/2024		444	475
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 0.78%), 0.99%, 01/12/2025 (e) (aa)		706	702
(CMT Index 1 Year + 0.88%), 1.21%, 03/23/2025 (e) (aa)		200	200
(CMT Index 1 Year + 1.17%), 1.32%, 10/14/2023 (e) (aa)		221	223
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		2,207	2,294
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/2023 (e) (aa)		1,936	1,990
Stichting AK Rabobank Certificaten, (Netherlands), Reg. S, SUB, 2.19% (x)	EUR	205	311
Turkiye Vakiflar Bankasi TAO, (Turkey), 5.75%, 01/30/2023 (e)		1,300	1,279
UBS AG, (Switzerland),
Reg. S, 5.13%, 05/15/2024		2,637	2,901
7.63%, 08/17/2022		4,228	4,608
UBS Group AG, (Switzerland), (CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		817	806
UniCredit SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 7.33%), 7.50%, 06/03/2026 (x) (aa)	EUR	400	555
Wells Fargo & Co.,
(United States SOFR + 2.00%), 2.19%, 04/30/2026 (aa)		705	727
(United States SOFR + 1.09%), 2.41%, 10/30/2025 (aa)		336	351
(CMT Index 5 Year + 3.45%), 3.90%, 03/15/2026 (x) (aa)		2,300	2,323

			97,366

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.88%, 08/14/2024		336	346
3.50%, 01/15/2025		662	694
Air Lease Corp.,
(ICE LIBOR USD 3 Month + 0.67%), 0.85%, 06/03/2021 (aa)		565	565
3.00%, 09/15/2023		2,500	2,609
Aircastle Ltd., (Bermuda),
4.40%, 09/25/2023		448	477
5.50%, 02/15/2022		186	194
Alliance Data Systems Corp.,
4.75%, 12/15/2024 (e)		1,465	1,504
7.00%, 01/15/2026 (e)		489	523
Ally Financial, Inc.,
1.45%, 10/02/2023		80	81
3.88%, 05/21/2024		858	927
4.63%, 03/30/2025		208	231
5.13%, 09/30/2024		2,352	2,651
5.75%, 11/20/2025		2,342	2,662
8.00%, 11/01/2031		775	1,079
Antares Holdings LP, 3.95%, 07/15/2026 (e)		250	252
Arrow Global Finance plc, (United Kingdom), Reg. S, 5.13%, 09/15/2024	GBP	200	278
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		354	345
5.50%, 12/15/2024 (e)		1,476	1,650
Avolon Holdings Funding Ltd., (Cayman Islands),
2.13%, 02/21/2026 (e)		298	285
3.63%, 05/01/2022 (e)		1,848	1,884
4.25%, 04/15/2026 (e)		439	460
5.13%, 10/01/2023 (e)		580	618
Charles Schwab Corp. (The), Series H, (CMT Index 1 Year + 3.08%), 4.00%, 12/01/2030 (x) (aa)		3,136	3,078
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	256
Encore Capital Group, Inc., Reg. S, 5.38%, 02/15/2026	GBP	300	431
Garfunkelux Holdco 3 SA, (Luxembourg),
Reg. S, 6.75%, 11/01/2025	EUR	200	242
Reg. S, 7.75%, 11/01/2025	GBP	100	143
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/2025 (e)		2,412	2,606
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		1,670	1,602
goeasy Ltd., (Canada), 5.38%, 12/01/2024 (e)		700	725
Home Point Capital, Inc., 5.00%, 02/01/2026 (e)		2,316	2,293
Intrum AB, (Sweden), Reg. S, 4.88%, 08/15/2025	EUR	300	367
Jerrold Finco plc, (United Kingdom), Reg. S, 5.25%, 01/15/2027	GBP	100	140
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,000	1,017
LHC3 plc, (Jersey), Reg. S, 4.13% (cash), 08/15/2024 (v)	EUR	100	119
LPL Holdings, Inc., 4.00%, 03/15/2029 (e)		1,725	1,738
Nationstar Mortgage Holdings, Inc.,
5.13%, 12/15/2030 (e)		1,160	1,140
5.50%, 08/15/2028 (e)		4,576	4,595

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Navient Corp.,
4.88%, 03/15/2028		250	244
5.88%, 10/25/2024		740	777
6.13%, 03/25/2024		875	924
6.50%, 06/15/2022		1,755	1,842
6.75%, 06/25/2025		426	463
6.75%, 06/15/2026		1,200	1,301
7.25%, 09/25/2023		50	54
NFP Corp., 6.88%, 08/15/2028 (e)		6,394	6,641
OneMain Finance Corp.,
4.00%, 09/15/2030		829	806
5.38%, 11/15/2029		3,000	3,191
5.63%, 03/15/2023		994	1,052
6.13%, 05/15/2022		350	367
6.13%, 03/15/2024		1,596	1,724
6.63%, 01/15/2028		2,519	2,855
6.88%, 03/15/2025		1,881	2,140
7.13%, 03/15/2026		1,981	2,285
8.25%, 10/01/2023		305	343
8.88%, 06/01/2025		150	166
Park Aerospace Holdings Ltd., (Cayman Islands),
4.50%, 03/15/2023 (e)		1,614	1,686
5.50%, 02/15/2024 (e)		1,590	1,728
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		925	885
5.38%, 10/15/2025 (e)		890	922
PHH Mortgage Corp., 7.88%, 03/15/2026 (e)		475	487
Quicken Loans LLC, 5.25%, 01/15/2028 (e)		1,525	1,605
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.88%, 03/01/2031 (e)		1,646	1,588
United Wholesale Mortgage LLC,
5.50%, 11/15/2025 (e)		1,300	1,355
5.50%, 04/15/2029 (e) (w)		375	375

			78,613

Insurance — 1.0%
Achmea BV, (Netherlands), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.78%), 4.63%, 03/24/2029 (x) (aa)	EUR	200	251
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		4,663	4,705
6.75%, 10/15/2027 (e)		7,898	8,476
AmWINS Group, Inc., 7.75%, 07/01/2026 (e)		1,924	2,059
Ardonagh Midco 2 plc, (United Kingdom), 11.50% (cash), 01/15/2027 (e) (v)		685	733
AssuredPartners, Inc., 5.63%, 01/15/2029 (e)		1,570	1,600
CNO Financial Group, Inc., 5.25%, 05/30/2025		2,028	2,296
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (e)		804	919
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	300	438
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)		2,067	2,219
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., (Bermuda), 7.63% (cash), 10/15/2025 (e) (v)		567	608
HUB International Ltd., 7.00%, 05/01/2026 (e)		4,633	4,811
Legal & General Group plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.38%), 5.63%, 03/24/2031 (x) (aa)	GBP	200	301
Liberty Mutual Group, Inc., Reg. S, (EUR Swap Rate 5 Year + 3.70%), 3.63%, 05/23/2059 (aa)	EUR	200	239

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
MGIC Investment Corp., 5.25%, 08/15/2028		300	312
Unipol Gruppo SpA, (Italy), Reg. S, 3.25%, 09/23/2030	EUR	100	124
USI, Inc., 6.88%, 05/01/2025 (e)		1,675	1,704

			31,795

Investment Companies — 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029 (e)		1,293	1,263
5.25%, 05/15/2027		249	257
6.25%, 05/15/2026		837	877
Owl Rock Capital Corp.,
3.40%, 07/15/2026		207	210
3.75%, 07/22/2025		1,268	1,314
4.25%, 01/15/2026		791	830
Owl Rock Technology Finance Corp., 3.75%, 06/17/2026 (e)		145	148

			4,899

Real Estate — 0.5%
ADLER Group SA, (Luxembourg), Reg. S, 3.25%, 08/05/2025	EUR	100	122
ADLER Real Estate AG, (Germany), Reg. S, 3.00%, 04/27/2026	EUR	100	123
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.98%), 3.38%, 09/23/2024 (x) (aa)	EUR	100	122
Canary Wharf Group Investment Holdings plc, (United Kingdom),
Reg. S, 1.75%, 04/07/2026 (w)	EUR	100	118
Reg. S, 3.38%, 04/23/2028 (w)	GBP	100	137
Citycon OYJ, (Finland), Reg. S, (EUR Swap Rate 5 Year + 4.71%), 4.50%, 11/24/2024 (x) (aa)	EUR	100	120
Consus Real Estate AG, (Germany), Reg. S, 9.63%, 05/15/2024	EUR	100	124
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)		1,328	1,436
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, 1.88%, 10/15/2024	EUR	100	113
Fastighets AB Balder, (Sweden), Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.87%, 06/02/2081 (aa)	EUR	100	116
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (e)		3,450	3,606
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025 (e)		50	51
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	100	116
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	100	121
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		456	446
4.38%, 02/01/2031 (e)		1,607	1,574
5.38%, 08/01/2028 (e)		2,952	3,103
Hunt Cos., Inc.,
5.25%, 04/15/2029 (e) (bb)		1,900	1,900
6.25%, 02/15/2026 (e)		1,923	1,984
Kennedy-Wilson, Inc., 5.88%, 04/01/2024		410	414
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 01/15/2029 (e)		326	322

			16,168

REITS — 2.6%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 05/15/2026 (e)		16	17
Diversified Healthcare Trust,
4.75%, 02/15/2028		3,975	3,920
9.75%, 06/15/2025		1,958	2,217
EPR Properties, 4.75%, 12/15/2026		780	820
Equinix, Inc., 5.38%, 05/15/2027		3,562	3,831

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
ESH Hospitality, Inc.,
4.63%, 10/01/2027(e)		1,050	1,111
5.25%, 05/01/2025(e)		2,645	2,698
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027 (e)		1,114	1,082
GLP Capital LP / GLP Financing II, Inc.,
4.00%, 01/15/2030		1,303	1,355
4.00%, 01/15/2031		57	59
5.25%, 06/01/2025		834	935
HAT Holdings I LLC / HAT Holdings II LLC,
5.25%, 07/15/2024(e)		1,000	1,032
6.00%, 04/15/2025(e)		1,375	1,451
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	100	139
Iron Mountain, Inc.,
5.25%, 07/15/2030(e)		1,511	1,559
5.63%, 07/15/2032(e)		1,087	1,136
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.25%, 02/01/2027(e)		1,180	1,162
5.25%, 03/15/2022(e)		390	393
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.,
3.88%, 02/15/2029(e)		2,452	2,443
4.50%, 09/01/2026		1,210	1,266
4.50%, 01/15/2028		2,440	2,519
4.63%, 06/15/2025(e)		1,110	1,171
5.63%, 05/01/2024		2,378	2,552
MPT Operating Partnership LP / MPT Finance Corp.,
3.50%, 03/15/2031		3,951	3,875
4.63%, 08/01/2029		2,085	2,194
5.00%, 10/15/2027		2,507	2,637
5.25%, 08/01/2026		250	258
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
5.88%, 10/01/2028(e)		2,050	2,174
7.50%, 06/01/2025(e)		3,550	3,880
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029(e)		793	796
4.75%, 10/15/2027		1,690	1,730
Sabra Health Care LP, 5.13%, 08/15/2026		75	83
SBA Communications Corp.,
3.13%, 02/01/2029(e)		275	264
3.88%, 02/15/2027		3,186	3,257
4.88%, 09/01/2024		1,605	1,648

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Service Properties Trust,
5.50%, 12/15/2027		150	159
7.50%, 09/15/2025		1,524	1,731
SL Green Operating Partnership LP, 3.25%, 10/15/2022		1,060	1,093
Starwood Property Trust, Inc., 5.50%, 11/01/2023 (e)		2	2
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 02/15/2025 (e)		3,795	4,106
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,
6.00%, 04/15/2023 (e)		2,000	2,032
6.50%, 02/15/2029 (e)		2,192	2,179
VEREIT Operating Partnership LP, 4.63%, 11/01/2025		1,282	1,447
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)		5,843	5,849
4.13%, 08/15/2030 (e)		2,416	2,437
4.25%, 12/01/2026 (e)		2,376	2,431
4.63%, 12/01/2029 (e)		1,200	1,245

			82,375

Total Financial			311,216

Industrial — 7.8%
Aerospace/Defense — 2.1%
BAE Systems plc, (United Kingdom), 4.75%, 10/11/2021 (e)		1,120	1,144
Boeing Co. (The),
2.80%, 03/01/2023		988	1,024
4.51%, 05/01/2023		2,286	2,449
4.88%, 05/01/2025		2,274	2,531
5.15%, 05/01/2030		508	584
5.81%, 05/01/2050		6,738	8,497
5.93%, 05/01/2060		6,323	8,088
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		1,396	1,399
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025 (e)		124	130
Rolls-Royce plc, (United Kingdom),
5.75%, 10/15/2027 (e)		2,411	2,566
Reg. S, 5.75%, 10/15/2027	GBP	300	449
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (e)		490	498
Spirit AeroSystems, Inc.,
5.50%, 01/15/2025 (e)		803	849
7.50%, 04/15/2025 (e)		550	591
SSL Robotics LLC, 9.75%, 12/31/2023 (e)		1,832	2,060
TransDigm UK Holdings plc, (United Kingdom), 6.88%, 05/15/2026		2,700	2,842
TransDigm, Inc.,
4.63%, 01/15/2029 (e)		2,085	2,053
5.50%, 11/15/2027		2,175	2,248
6.25%, 03/15/2026 (e)		11,828	12,537
6.38%, 06/15/2026		793	820
7.50%, 03/15/2027		50	53
8.00%, 12/15/2025 (e)		8,109	8,831
Triumph Group, Inc., 8.88%, 06/01/2024 (e)		3,432	3,862

			66,105

Building Materials — 1.0%
Cemex SAB de CV, (Mexico), Reg. S, 3.13%, 03/19/2026	EUR	100	120

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
Cornerstone Building Brands, Inc.,
6.13%, 01/15/2029 (e)		3,627	3,863
8.00%, 04/15/2026 (e)		3,875	4,036
CP Atlas Buyer, Inc., 7.00%, 12/01/2028 (e)		1,303	1,370
Forterra Finance LLC / FRTA Finance Corp., 6.50%, 07/15/2025 (e)		765	822
Griffon Corp., 5.75%, 03/01/2028		2,600	2,771
HT Troplast GmbH, (Germany), Reg. S, 9.25%, 07/15/2025	EUR	100	128
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		1,000	1,012
Masonite International Corp., (Canada), 5.38%, 02/01/2028 (e)		854	906
Patrick Industries, Inc., 7.50%, 10/15/2027 (e)		1,200	1,310
SRM Escrow Issuer LLC, 6.00%, 11/01/2028 (e)		3,341	3,501
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	100	119
3.38%, 01/15/2031 (e)		3,913	3,708
4.38%, 07/15/2030 (e)		3,711	3,744
4.75%, 01/15/2028 (e)		1,325	1,374
5.00%, 02/15/2027 (e)		100	104
Summit Materials LLC / Summit Materials Finance Corp.,
5.25%, 01/15/2029 (e)		1,129	1,181
6.50%, 03/15/2027 (e)		850	893
US Concrete, Inc., 5.13%, 03/01/2029 (e)		1,050	1,082

			32,044

Electrical Components & Equipments — 0.3%
Belden, Inc., Reg. S, 3.88%, 03/15/2028	EUR	100	121
Energizer Holdings, Inc., 4.75%, 06/15/2028 (e)		1,558	1,607
WESCO Distribution, Inc.,
5.38%, 06/15/2024		125	128
7.13%, 06/15/2025 (e)		5,501	6,015
7.25%, 06/15/2028 (e)		1,707	1,910

			9,781

Electronics — 0.2%
Brightstar Escrow Corp., 9.75%, 10/15/2025 (e)		450	488
Flex Ltd., (Singapore), 3.75%, 02/01/2026		1,000	1,073
Itron, Inc., 5.00%, 01/15/2026 (e)		410	420
Sensata Technologies BV, (Netherlands),
4.00%, 04/15/2029 (e)		2,130	2,168
5.63%, 11/01/2024 (e)		25	28
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		268	264
4.38%, 02/15/2030 (e)		2,175	2,282
Vontier Corp., 1.80%, 04/01/2026 (e)		168	167

			6,890

Engineering & Construction — 0.3%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	300	361
AECOM,
5.13%, 03/15/2027		3,125	3,400
5.88%, 10/15/2024		50	56
Brand Industrial Services, Inc., 8.50%, 07/15/2025 (e)		1,477	1,489
Dycom Industries, Inc., 4.50%, 04/15/2029 (e) (w)		353	354
Ferrovial Netherlands BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 2.13%), 2.12%, 02/14/2023 (x) (aa)	EUR	100	116
Fluor Corp., 3.50%, 12/15/2024		47	48

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
Fraport AG Frankfurt Airport Services Worldwide, (Germany), Reg. S, 1.88%, 03/31/2028	EUR	175	209
Heathrow Finance plc, (United Kingdom), Reg. S, 4.63%, 09/01/2029	GBP	300	418
KBR, Inc., 4.75%, 09/30/2028 (e)		6	6
MasTec, Inc., 4.50%, 08/15/2028 (e)		342	355
PowerTeam Services LLC, 9.03%, 12/04/2025 (e)		1,000	1,110
TopBuild Corp., 3.63%, 03/15/2029 (e)		1,425	1,407

			9,329

Environmental Control — 0.4%
Clean Harbors, Inc., 5.13%, 07/15/2029 (e)		517	549
Covanta Holding Corp., 5.00%, 09/01/2030		71	71
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		991	961
3.75%, 08/01/2025 (e)		1,159	1,176
4.00%, 08/01/2028 (e)		1,770	1,713
5.13%, 12/15/2026 (e)		2,895	3,051
8.50%, 05/01/2027 (e)		870	958
Stericycle, Inc., 3.88%, 01/15/2029 (e)		176	174
Tervita Corp., (Canada), 11.00%, 12/01/2025 (e)		148	168
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		1,938	1,984

			10,805

Machinery—Construction & Mining — 0.1%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		1,426	1,440
4.13%, 04/15/2029 (e) (w)		399	405
Terex Corp., 5.00%, 05/15/2029 (e) (w)		2,229	2,307

			4,152

Machinery - Diversified — 0.5%
ATS Automation Tooling Systems, Inc., (Canada), 4.13%, 12/15/2028 (e)		189	187
CNH Industrial Capital LLC, 4.88%, 04/01/2021		138	138
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023		562	609
Colfax Corp., 6.38%, 02/15/2026 (e)		910	968
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		644	648
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		1,401	1,524
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024 (e)		2,906	3,041
Novafives SAS, (France), Reg. S, 5.00%, 06/15/2025	EUR	100	109
Sofima Holding SPA, (Italy), Reg. S, 3.75%, 01/15/2028	EUR	100	118
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		1,902	1,978
Vertical Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	100	125
7.63%, 07/15/2028 (e)		2,840	3,054
Vertical Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	200	246
Vertical US Newco, Inc., 5.25%, 07/15/2027 (e)		3,754	3,930
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025		58	61

			16,736

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Metal Fabricate/Hardware — 0.1%
Hillman Group, Inc. (The), 6.38%, 07/15/2022 (e)		1,672	1,674

Miscellaneous Manufacturers — 0.9%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,908	1,932
5.63%, 07/01/2027 (e)		122	129
Bombardier, Inc., (Canada),
6.13%, 01/15/2023 (e)		3,973	4,137
7.50%, 12/01/2024 (e)		3,455	3,451
7.50%, 03/15/2025 (e)		1,500	1,476
7.88%, 04/15/2027 (e)		9,241	9,062
8.75%, 12/01/2021 (e)		3,060	3,210
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)		3,228	3,382
Koppers, Inc., 6.00%, 02/15/2025 (e)		1,400	1,443

			28,222

Packaging & Containers — 1.7%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		6,532	6,857
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	100	117
Reg. S, 3.00%, 09/01/2029	EUR	100	117
4.00%, 09/01/2029 (e)		4,216	4,205
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
4.13%, 08/15/2026 (e)		910	934
5.25%, 08/15/2027 (e)		5,055	5,176
6.00%, 02/15/2025 (e)		1,900	1,958
Ball Corp., 2.88%, 08/15/2030		925	891
Berry Global, Inc.,
4.88%, 07/15/2026 (e)		75	79
5.13%, 07/15/2023		1,068	1,080
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 01/15/2023		625	657
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026		146	155
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026		350	363
Flex Acquisition Co., Inc.,
6.88%, 01/15/2025 (e)		175	178
7.88%, 07/15/2026 (e)		2,500	2,622
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		400	425
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		425	433
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		408	421
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	100	117
LABL Escrow Issuer LLC,
6.75%, 07/15/2026 (e)		1,014	1,086
10.50%, 07/15/2027 (e)		621	692
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/2024 (e)		2,012	2,043
7.25%, 04/15/2025 (e)		1,175	1,175
OI European Group BV, (Netherlands), Reg. S, 2.88%, 02/15/2025	EUR	100	119

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
Owens-Brockway Glass Container, Inc.,
5.38%, 01/15/2025 (e)		50	52
6.63%, 05/13/2027 (e)		2,500	2,718
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.00%, 10/15/2027 (e)		875	858
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		89	91
5.25%, 04/01/2023 (e)		750	794
Silgan Holdings, Inc., 1.40%, 04/01/2026 (e)		1,200	1,175
Trident TPI Holdings, Inc.,
6.63%, 11/01/2025 (e)		25	25
9.25%, 08/01/2024 (e)		1,175	1,246
TriMas Corp., 4.13%, 04/15/2029 (e)		4,900	4,900
Trivium Packaging Finance BV, (Netherlands),
Reg. S, 3.75%, 08/15/2026	EUR	100	120
5.50%, 08/15/2026 (e)		3,420	3,587
8.50%, 08/15/2027 (e)		6,699	7,270

			54,736

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025		743	810

Transportation — 0.2%
CMA CGM SA, (France), Reg. S, 7.50%, 01/15/2026	EUR	300	384
Danaos Corp., (Marshall Island), 8.50%, 03/01/2028 (e)		285	305
Getlink SE, (France), Reg. S, 3.50%, 10/30/2025	EUR	100	122
National Express Group plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.14%), 4.25%, 12/26/2025 (x) (aa)	GBP	100	142
Rumo Luxembourg Sarl, (Luxembourg), 5.88%, 01/18/2025 (e)		400	422
Ryder System, Inc., 3.75%, 06/09/2023		139	148
Watco Cos. LLC / Watco Finance Corp., 6.50%, 06/15/2027 (e)		25	26
XPO Logistics, Inc.,
6.13%, 09/01/2023 (e)		150	152
6.25%, 05/01/2025 (e)		4,820	5,164
6.75%, 08/15/2024 (e)		75	79

			6,944

Trucking & Leasing — 0.0% (g)
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025 (e)		81	85

Total Industrial			248,313

Technology — 3.9%
Computers — 1.6%
Austin BidCo, Inc., 7.13%, 12/15/2028 (e)		83	84
Banff Merger Sub, Inc., 9.75%, 09/01/2026 (e)		12,304	13,111
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		1,389	1,396
Centurion Bidco SpA, (Italy), Reg. S, 5.88%, 09/30/2026	EUR	200	244
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		239	234
Dell International LLC / EMC Corp.,
4.00%, 07/15/2024 (e)		674	731
5.45%, 06/15/2023 (e)		4,206	4,597
5.88%, 06/15/2021 (e)		190	190
7.13%, 06/15/2024 (e)		5,310	5,466
Diebold Nixdorf, Inc., 9.38%, 07/15/2025 (e)		175	195
Everi Payments, Inc., 7.50%, 12/15/2025 (e)		2,225	2,315

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
NCR Corp.,
5.00%, 10/01/2028 (e)		591	597
5.13%, 04/15/2029 (e) (w)		2,497	2,526
5.25%, 10/01/2030 (e)		2,390	2,420
6.13%, 09/01/2029 (e)		1,213	1,284
Presidio Holdings, Inc., 4.88%, 02/01/2027 (e)		847	868
Science Applications International Corp., 4.88%, 04/01/2028 (e)		817	845
Seagate HDD Cayman, (Cayman Islands),
3.13%, 07/15/2029 (e)		600	579
3.38%, 07/15/2031 (e)		375	361
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.,
5.75%, 06/01/2025 (e)		2,130	2,250
6.75%, 06/01/2025 (e)		9,566	9,775

			50,068

Office/Business & Equipments — 0.1%
CDW LLC / CDW Finance Corp.,
3.25%, 02/15/2029		2,161	2,134
4.13%, 05/01/2025		23	24

			2,158

Semiconductors — 0.6%
ams AG, (Austria), 7.00%, 07/31/2025 (e)		700	749
Broadcom, Inc.,
3.15%, 11/15/2025		3,064	3,264
4.70%, 04/15/2025		146	165
Entegris, Inc., 4.38%, 04/15/2028 (e)		858	885
Infineon Technologies AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.63%, 01/01/2028 (x) (aa)	EUR	100	127
Microchip Technology, Inc.,
0.97%, 02/15/2024 (e)		889	887
2.67%, 09/01/2023 (e)		1,446	1,506
3.92%, 06/01/2021		906	911
4.25%, 09/01/2025 (e)		5,255	5,490
4.33%, 06/01/2023		438	470
NXP BV / NXP Funding LLC, (Netherlands),
3.88%, 09/01/2022 (e)		1,008	1,053
4.63%, 06/01/2023 (e)		666	721
ON Semiconductor Corp., 3.88%, 09/01/2028 (e)		1,018	1,047
Qorvo, Inc., 3.38%, 04/01/2031 (e)		550	539
SK Hynix, Inc., (South Korea), 1.50%, 01/19/2026 (e)		1,200	1,180
Synaptics, Inc., 4.00%, 06/15/2029 (e)		657	652

			19,646

Software — 1.6%
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		4,351	4,275
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	300	374
7.13%, 10/02/2025 (e)		1,551	1,664
9.13%, 03/01/2026 (e)		3,019	3,214
Brunello Bidco SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.75%, 02/15/2028 (aa)	EUR	100	117
BY Crown Parent LLC / BY Bond Finance, Inc., 4.25%, 01/31/2026 (e)		5,812	6,008
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		1,348	1,394
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2025 (e)		3,214	3,276

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026 (e)		1,502	1,604
10.25%, 02/15/2027 (e)		4,476	4,996
MSCI, Inc.,
3.63%, 09/01/2030 (e)		1,031	1,048
3.88%, 02/15/2031 (e)		727	743
Open Text Corp., (Canada), 3.88%, 02/15/2028 (e)		692	695
Open Text Holdings, Inc., 4.13%, 02/15/2030 (e)		574	582
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		1,694	1,669
PTC, Inc.,
3.63%, 02/15/2025 (e)		350	359
4.00%, 02/15/2028 (e)		400	406
Rackspace Technology Global, Inc.,
3.50%, 02/15/2028 (e)		975	937
5.38%, 12/01/2028 (e)		2,222	2,260
Rocket Software, Inc., 6.50%, 02/15/2029 (e)		2,639	2,663
Solera LLC / Solera Finance, Inc., 10.50%, 03/01/2024 (e)		71	73
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)		6,054	6,441
Twilio, Inc., 3.88%, 03/15/2031		457	467
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		6,081	6,324
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		907	887

			52,476

Total Technology			124,348

Utilities — 2.9%
Electric — 2.5%
AES Corp. (The), 3.30%, 07/15/2025 (e)		997	1,058
Alexander Funding Trust, 1.84%, 11/15/2023 (e)		1,472	1,495
American Transmission Systems, Inc., 5.25%, 01/15/2022 (e)		240	248
Calpine Corp.,
3.75%, 03/01/2031 (e)		1,673	1,595
4.50%, 02/15/2028 (e)		4,059	4,093
4.63%, 02/01/2029 (e)		6,568	6,399
5.00%, 02/01/2031 (e)		3,130	3,051
5.13%, 03/15/2028 (e)		9,004	9,046
5.25%, 06/01/2026 (e)		1,044	1,075
Cemig Geracao e Transmissao SA, (Brazil), 9.25%, 12/05/2024 (e)		400	457
Clearway Energy Operating LLC, 4.75%, 03/15/2028 (e)		254	264
Comision Federal de Electricidad, (Mexico), 4.88%, 01/15/2024 (e)		1,200	1,310
Dominion Energy, Inc., SUB, 4.10%, 04/01/2021		498	498
Edison International, Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		1,500	1,526
Electricite de France SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 06/15/2030 (x) (aa)	EUR	600	749
Emera US Finance LP, 2.70%, 06/15/2021		554	556
Enel Finance International NV, (Netherlands),
4.25%, 09/14/2023 (e)		2,174	2,352
4.63%, 09/14/2025 (e)		1,672	1,893
FirstEnergy Corp.,
2.05%, 03/01/2025		2,380	2,392
2.65%, 03/01/2030		29	28
Series B, 2.25%, 09/01/2030		24	22
Series B, 4.40%, 07/15/2027		621	668

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Series B, 4.75%, 03/15/2023		720	759
Series C, 3.40%, 03/01/2050		216	188
Series C, 5.35%, 07/15/2047		2,203	2,474
FirstEnergy Transmission LLC,
4.55%, 04/01/2049(e)		36	38
5.45%, 07/15/2044(e)		1,622	1,869
NRG Energy, Inc.,
3.38%, 02/15/2029(e)		1,525	1,489
3.63%, 02/15/2031(e)		2,303	2,246
3.75%, 06/15/2024(e)		1,298	1,392
5.25%, 06/15/2029(e)		975	1,043
5.75%, 01/15/2028		275	292
6.63%, 01/15/2027		3,100	3,224
7.25%, 05/15/2026		75	78
Orano SA, (France), Reg. S, 2.75%, 03/08/2028	EUR	100	121
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		2,350	2,447
3.75%, 02/15/2024		1,250	1,328
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		1,367	1,389
PG&E Corp.,
5.00%, 07/01/2028		2,600	2,747
5.25%, 07/01/2030		2,929	3,109
Pike Corp., 5.50%, 09/01/2028 (e)		5	5
Vistra Operations Co. LLC,
3.55%, 07/15/2024(e)		2,188	2,289
5.00%, 07/31/2027(e)		2,300	2,372
5.50%, 09/01/2026(e)		4,600	4,767
5.63%, 02/15/2027(e)		2,088	2,170

			78,611

Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		1,505	1,637
5.63%, 05/20/2024		2,000	2,221
5.75%, 05/20/2027		600	654
5.88%, 08/20/2026		4,170	4,589
Atmos Energy Corp., 0.63%, 03/09/2023		443	443
ONE Gas, Inc.,
0.85%, 03/11/2023		929	930
1.10%, 03/11/2024		1,310	1,309

			11,783

Water — 0.0% (g)
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (e) (w)		499	510
Thames Water Kemble Finance plc, (United Kingdom), Reg. S, 4.63%, 05/19/2026	GBP	268	374

			884

Total Utilities			91,278

Total Corporate Bonds
(Cost $2,507,502)			2,495,402

Foreign Government Securities — 0.1%
Egypt Government International Bond, (Egypt), 6.13%, 01/31/2022 (e)		800	821
Kenya Government International Bond, (Kenya), 6.88%, 06/24/2024 (e)		1,000	1,099

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued
Morocco Government International Bond, (Morocco), 4.25%, 12/11/2022 (e)	800	838
Total Foreign Government Securities
(Cost $2,773)		2,758

U.S. Treasury Obligations — 4.0%
U.S. Treasury Notes,
0.13%, 10/31/2022	27,630	27,627
0.13%, 01/31/2023	98,652	98,594

Total U.S. Treasury Obligations
(Cost $126,304)		126,221

Loan Assignments — 4.4% (o)
Basic Materials — 0.3%
Chemicals — 0.3%
Alpha 3 BV, Initial Dollar Term Loan, (Netherlands), (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 03/18/2028 (u) (aa)	1,588	1,582
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 08/27/2026 (aa)	444	449
Diamond, Initial USD Term Loan, (Netherlands), (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 09/06/2024 (aa)	2,165	2,152
Lummus Technology Holdings V LLC, 2021 Refinancing Term B Loan, (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 06/30/2027 (u) (aa)	1,490	1,482
Nutrition & Biosciences, Inc., 3-Year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.25%), 1.46%, 01/17/2023 (u) (aa)	64	64
Nutrition & Biosciences, Inc., 5-year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.63%), 1.83%, 01/17/2025 (u) (aa)	113	113
Solenis Holdings LLC, Initial Dollar Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 4.19%, 06/26/2025 (aa)	1,239	1,234
Solenis Holdings LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 8.50%), 8.69%, 06/26/2026 (aa)	2,256	2,254

Total Basic Materials		9,330

Communications — 0.7%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 3.71%, 08/21/2026 (aa)	2,834	2,719
Terrier Media Buyer, Inc., 2021 Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 12/17/2026 (aa)	865	856

		3,575

Internet — 0.1%
Acuris Finance US, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 02/16/2028 (aa)	263	261
Barracuda Networks, Inc., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028 (aa)	827	840
CNT Holdings I Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/08/2027 (aa)	449	448
Comcast Hulu Holdings LLC, Term Loan A, (ICE LIBOR USD 1 Month + 0.88%), 0.98%, 03/15/2024 (aa)	1,750	1,732
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.25%), 6.36%, 02/23/2029 (aa)	109	110
Northwest Fiber LLC, Term B-2 Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 04/30/2027 (u) (aa)	313	312
Uber Technologies, Inc., 2021 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 3.61%, 04/04/2025 (u) (aa)	247	246

		3,949

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Media — 0.1%
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 05/01/2026 (u) (aa)	995	995
Nielsen Finance LLC, Class B-4 Term Loan, (ICE LIBOR USD 3 Month + 2.00%), 2.08%, 10/04/2023 (u) (aa)	2,148	2,144
Radiate HoldCo LLC, Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 09/25/2026 (u) (aa)	464	463

		3,602

Telecommunications — 0.4%
Connect Finco SARL, Amendment No. 1 Refinancing Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/11/2026 (aa)	740	737
Delta Topco, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/01/2027 (aa)	601	600
Digicel International Finance Limited, Initial Term B Loan (First Lien), (Saint Lucia), (ICE LIBOR USD 3 Month + 3.25%), 3.51%, 05/27/2024 (u) (aa)	689	654
Intelsat Jackson Holdings SA, Tranche B-5 Term Loan, (Luxembourg), 8.63%, 01/02/2024	2,006	2,044
Intrado Corp., Initial Term B Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/10/2024 (u) (aa)	4,977	4,812
Intrado Corp., Incremental Term B-1 Loan , (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 10/10/2024 (aa)	1,516	1,453
Xplornet Communications, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 4.86%, 06/10/2027 (aa)	2,149	2,148
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 03/09/2027 (aa)	1,055	1,045

		13,493

Total Communications		24,619

Consumer Cyclical — 0.6%
Airlines — 0.1%
AAdvantage Loyality IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 04/20/2028 (u) (aa)	2,438	2,495
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027 (aa)	490	514

		3,009

Auto Manufacturers — 0.0% (g)
Ford Motor Co., Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.87%, 12/31/2022 (u) (aa)	850	825

Entertainment — 0.0% (g)
Flutter Entertainment plc, USD Term Loan, (Ireland), (ICE LIBOR USD 3 Month + 3.50%), 3.70%, 07/10/2025 (aa)	173	173

Leisure Time — 0.1%
Hayward Industries, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 3.55%, 08/05/2024 (u) (aa)	1,677	1,673
Life Time, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/16/2024 (u) (aa)	1,047	1,045

		2,718

Lodging — 0.1%
Caesars Resort Collection LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.50%), 4.61%, 07/21/2025 (aa)	1,265	1,267
Diamond Resorts International, Inc., 2018 Refinancing Term B Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.55%, 09/02/2023 (u) (aa)	718	718
Golden Nugget, Inc., Initial B Term Loan, (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/04/2023 (aa)	912	897

		2,882

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Retail — 0.3%
Foundation Building Materials, Inc., Sailor Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 01/31/2028 (aa)	68	67
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 01/31/2028 (aa)	118	117
IRB Holding Corp., Fourth Amendment Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (u) (aa)	1,865	1,856
LBM Acquisition LLC, Initial Delayed Draw Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027 (u) (aa)	10	10
LBM Acquisition LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027 (aa)	45	45
PetSmart LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 02/11/2028 (u) (aa)	3,192	3,185
SRS Distribution, Inc., First Amendment Incremental Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 4.36%, 05/23/2025 (aa)	258	257
SRS Distribution, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 05/23/2025 (u) (aa)	1,378	1,358
White Cap Buyer LLC, Initial Closing Date Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (u) (aa)	2,912	2,905

		9,800

Total Consumer Cyclical		19,407

Consumer Non-cyclical — 0.4%
Commercial Services — 0.2%
Parexel International Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 09/27/2024 (aa)	369	364
Sabre GLBL, Inc., 2020 Other Term B Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027 (aa)	100	101
Sotheby’s, Initial Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 4.96%, 01/15/2027 (aa)	192	193
Verscend Holding Corp., Term B Loan Retired 04/01/2021, (ICE LIBOR USD 3 Month + 0.00%), 4.70%, 08/27/2025 (u) (aa)	4,987	4,982

		5,640

Food — 0.0% (g)
US Foods, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 06/27/2023 (aa)	997	983

Healthcare—Products — 0.0% (g)
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 06/30/2025 (aa)	845	844

Healthcare—Services — 0.1%
Envision Healthcare Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 10/10/2025 (u) (aa)	2,130	1,833
LifePoint Health, Inc., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 11/16/2025 (aa)	592	590
WCG Purchaser Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 01/08/2027 (aa)	293	292

		2,715

Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 03/01/2024 (aa)	1,084	1,083

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Pharmaceuticals — continued
Endo Luxembourg Finance Co. I S.a r.l., 2021 Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 5.00%), 5.00%, 03/27/2028 (u) (aa)	2,401	2,373
NVA Holdings, Inc., Term A-5 Loan, (ICE LIBOR USD 1 Month + 2.50%), 2.63%, 02/19/2025 (aa)	731	709

		4,165

Total Consumer Non-cyclical		14,347

Energy — 0.2%
Oil & Gas — 0.2%
Ascent Resources Utica Holdings Llc / Aru Finance Corp., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 9.00%), 10.00%, 11/01/2025 (u) (aa)	5,059	5,590
Hess Corp., Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 2.25%, 03/16/2023 (u) (aa)	762	751

Total Energy		6,341

Financial — 0.4%
Insurance — 0.2%
Alliant Holdings Intermediate LLC, Initial Term Loan (2018), (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 05/09/2025 (aa)	597	590
Asurion LLC, New B-3 Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 5.25%), 5.45%, 01/31/2028 (u) (aa)	1,794	1,825
Asurion LLC, Replacement B-6 Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.00%, 11/03/2023 (u) (aa)	1,448	1,443
Hub International Limited, B-3 Incremental Term Loan, (ICE LIBOR USD 6 Month + 3.25%), 4.00%, 04/25/2025 (u) (aa)	742	741
Sedgwick Claims Management Services, Inc., 2020 Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 09/03/2026 (u) (aa)	591	592
Sedgwick Claims Management Services, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 3.36%, 12/31/2025 (u) (aa)	1,834	1,808

		6,999

REITS — 0.2%
Invitation Homes Operating Partnership LP, Term Loan A, (ICE LIBOR USD 1 Month + 1.55%), 1.65%, 01/31/2025 (u) (aa)	3,302	3,244
VICI Properties 1 LLC, Term B Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.95%, 12/20/2024 (u) (aa)	1,031	1,019
Welltower, Inc., Loan, (ICE LIBOR USD 1 Month + 1.20%), 0.72%, 04/01/2022 (aa) (bb) (cc)	1,978	1,978

		6,241

Total Financial		13,240

Industrial — 0.6%
Aerospace/Defense — 0.1%
Boeing Co., The, Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.25%), 1.43%, 02/07/2022 (aa)	3,929	3,925
Sequa Mezzanine Holdings L.L.C., Extended Term Loan (First Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.75%, 11/28/2023 (aa)	291	292
Spirit Aerosystems, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 01/15/2025 (aa)	311	312

		4,529

Building Materials — 0.1%
CP Atlas Buyer, Inc., Initial Tranche B-1 Term Loan Retired 02/04/2021, (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (u) (aa)	523	519
CP Atlas Buyer, Inc., Term B Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (aa)	107	107
CPG International LLC, New Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.25%, 05/05/2024 (aa)	725	724

		1,350

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Engineering & Construction — 0.2%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 06/21/2024 (aa)	5,642	5,548

Machinery—Construction & Mining — 0.0% (g)
Vertiv Group Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.12%, 03/02/2027 (aa)	451	447

Machinery—Diversified — 0.1%
Titan Acquisition Limited, Initial Term Loan, (Canada), (ICE LIBOR USD 3 Month + 3.00%), 3.27%, 03/28/2025 (u) (aa)	2,879	2,816

Miscellaneous Manufactur — 0.0% (g)
Momentive Performance Materials, Inc., Initial Dollar Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 05/15/2024 (aa)	509	500

Packaging & Containers — 0.1%
BWay Holding Co., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 3.44%, 04/03/2024 (aa)	1,286	1,257
Owens-Illinois Group, Inc., Tranche A TLA, (ICE LIBOR USD 3 Month + 1.50%), 1.50%, 06/25/2024 (u) (aa)	995	982

		2,239

Shipbuilding — 0.0% (g)
MHI Holdings LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 5.11%, 09/21/2026 (aa)	542	543

Total Industrial		17,972

Technology — 1.1%
Computers — 0.2%
McAfee LLC, Term B USD Loan, (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 09/30/2024 (aa)	1,792	1,792
Peraton Corp., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 02/01/2028 (u) (aa)	1,913	1,911
Peraton Corp., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 02/01/2028 (u) (aa)	1,087	1,086

		4,789

Software — 0.9%
Azalea TopCo, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 3.71%, 07/24/2026 (u) (aa)	721	714
Boxer Parent Company, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 3.93%, 10/02/2025 (aa)	1,564	1,556
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (u) (aa)	2,514	2,511
Castle US Holding Corp., Initial Dollar Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 3.95%, 01/29/2027 (aa)	1,097	1,083
Dun & Bradstreet Corp., The, Initial Term Borrowing, (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 02/06/2026 (aa)	1,696	1,686
Epicor Software Corp., Term C Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 07/30/2027 (u) (aa)	2,441	2,432
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan (2020), (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/01/2027 (aa)	1,873	1,871
Helios Software Holdings, Inc., Initial Dollar Term Loan (2021), (ICE LIBOR USD 3 Month + 3.75%), 3.93%, 03/11/2028 (aa)	491	487
Informatica LLC, Dollar 2020 Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 02/25/2027 (u) (aa)	1,670	1,656
Informatica LLC, Initial Loan (Second Lien), 7.13%, 02/25/2025	558	570
Misys Limited, Dollar Term Loan (Second Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 7.25%), 8.25%, 06/13/2025 (aa)	1,000	1,004

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
Mitchell International, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 11/29/2024 (aa)	893	878
Planview Parent, Inc., Closing Date Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/18/2028 (aa)	180	179
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 4.15%, 04/26/2024 (u) (aa)	278	277
Rackspace Technology Global, Inc., 2021 Term B Loan (First Lien), (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 02/15/2028 (u) (aa)	796	788
RealPage, Inc., Term Loan, (ICE LIBOR USD 3 Month + 0.00%), 0.00%, 02/18/2028 (u) (aa)	1,707	1,698
Renaissance Holding Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 05/30/2025 (aa)	421	410
Solera LLC, Dollar Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 03/03/2023 (aa)	295	294
Sophia, L.P., Closing Date Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/07/2027 (aa)	3,899	3,894
TIBCO Software, Inc., Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 7.25%), 7.36%, 03/03/2028 (aa)	455	459
UKG, Inc., 2021 Incremental Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 05/04/2026 (u) (aa)	445	445
UKG, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 05/04/2026 (aa)	794	793
Veritas US, Inc., Initial Dollar Term B-2020 Loan Retired 03/26/2021, (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 09/01/2025 (u) (aa)	3,661	3,664

		29,349

Total Technology		34,138

Utilities — 0.1%
Electric — 0.1%
Heritage Power LLC, Term Loan, (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 07/30/2026 (aa)	1,492	1,427

Total Loan Assignments
(Cost $141,295)		140,821

Short-Term Investments — 4.6%
Commercial Papers — 0.7%
BAT International Finance PLC, (United Kingdom), 0.32%, 04/22/2021 (e) (n)	2,000	1,999
CommonSpirit Health, Series B, 0.80%, 04/14/2021 (n)	4,267	4,267
Conagra Brands, Inc., 0.32%, 04/08/2021 (e) (n)	1,000	1,000
Dollarama, Inc., (Canada), 0.23%, 04/06/2021 (e) (n)	1,000	1,000
Enel Finance America LLC, 0.45%, 02/04/2022 (e) (n)	1,000	997
General Motors Financial Co., Inc.,
0.28%, 04/01/2021 (e) (n)	1,555	1,555
0.40%, 04/12/2021 (e) (n)	1,000	1,000
Hawaiian Electric Industries, Inc., 0.45%, 04/07/2021 (e) (n)	1,337	1,337
Humana, Inc., 0.22%, 04/12/2021 (e) (n)	1,000	1,000
Jabil, Inc., 0.60%, 04/05/2021 (e) (n)	8,682	8,681

Total Commercial Papers		22,836

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Time Deposits — 3.9%
Australia & New Zealand Banking Group Ltd., 0.00%, 04/01/2021		4,853		4,853
Barclays SA, 0.00%, 04/01/2021		49,596		49,596
BNP Paribas SA,
(0.76%), 04/01/2021	EUR	179		210
0.00%, 04/01/2021		28,914		28,914
Brown Brothers Harriman, (1.85%), 04/01/2021	CHF	—	(h)	1
Citibank NA, 0.00%, 04/01/2021	GBP	18		25
Sumitomo Mitsui Banking Corp., 0.00%, 04/01/2021		38,879		38,879

Total Time Deposits				122,478

Total Short-Term Investments
(Cost $145,312)				145,314

Total Investments — 101.3% (Cost - $3,240,671) *				3,227,060
Liabilities in Excess of Other Assets — (1.3)%				(40,915)

NET ASSETS — 100.0%				$3,186,145

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
Euro Schatz	2	06/2021	EUR	263	— (h)
U.S. Treasury Long Bond	39	06/2021	USD	6,227	(198)
U.S. Treasury 2 Year Note	1,034	06/2021	USD	228,360	(128)
U.S. Treasury 5 Year Note	245	06/2021	USD	30,335	(103)

					(429)

Short Contracts
Euro BOBL	(3)	06/2021	EUR	(476)	1
U.S. Treasury Long Bond	(41)	06/2021	USD	(6,533)	195
U.S. Treasury 10 Year Note	(57)	06/2021	USD	(7,504)	40
U.S. Treasury 5 Year Note	(583)	06/2021	USD	(72,716)	775
U.S. Treasury Ultra Bond	(96)	06/2021	USD	(18,153)	756

					1,767

Total unrealized appreciation (depreciation)					1,338

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2021:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	218	CHF	202	Morgan Stanley & Co.	06/16/2021	4
USD	116	EUR	98	Bank of America, NA	06/16/2021	1
USD	23,823	EUR	19,993	BNP Paribas	06/16/2021	341
USD	117	EUR	98	Morgan Stanley & Co.	06/16/2021	2
USD	10	EUR	8	Morgan Stanley & Co.	06/16/2021	—	(h)
USD	104	EUR	87	Morgan Stanley & Co.	06/16/2021	1
USD	122	EUR	103	Morgan Stanley & Co.	06/16/2021	1
USD	200	EUR	170	Morgan Stanley & Co.	06/16/2021	—	(h)
USD	6,536	GBP	4,679	Morgan Stanley & Co.	06/16/2021	84
USD	135	GBP	97	Citibank, NA	06/16/2021	1

Net unrealized appreciation (depreciation)						435

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Over the Counter (“OTC”) Credit default swap contracts outstanding — sell protection (1) as of March 31, 2021:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Adler Real Estate AG, 1.50%, 12/06/2021	5.00	Quarterly	Morgan Stanley	12/20/2025	1.87	EUR	30	5	—	(h)	5
International Game Technology plc, 4.75%, 02/15/2023	5.00	Quarterly	Goldman Sachs	12/20/2025	2.82	EUR	20	2	—	(h)	2

								7	—	(h)	7

Centrally Cleared Credit default swap contracts outstanding — sell protection (1) as of March 31, 2021:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	2.88	USD	37,525	3,018	450	3,468

							3,018	450	3,468

(1)   The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)   Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(4)   Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Credit Opportunities Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021

CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
OTC	—	Over-the-Counter
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2021.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of March 31, 2021.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of March 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.

Six Circles Credit Opportunities Fund

(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$70,335	$—	$70,335
Certificates of Deposit
Financial	—	7,905	—	7,905
Collateralized Mortgage Obligations	—	19,975	—	19,975
Commercial Mortgage-Backed Securities	—	22,832	—	22,832
Corporate Bonds
Basic Materials	—	4,811	—	4,811
Communications	—	11,070	—	11,070
Consumer Cyclical	—	35,184	—	35,184
Consumer Non-cyclical	—	64,373	—	64,373
Diversified	—	938	—	938
Energy	—	8,935	—	8,935
Financial	—	130,328	—	130,328
Industrial	—	12,145	—	12,145
Technology	—	7,254	—	7,254
Utilities	—	12,913	—	12,913

Total Corporate Bonds	—	287,951	—	287,951

Foreign Government Securities	—	10,853	—	10,853
Municipal Bonds	—	3,530	—	3,530
U.S. Government Agency Securities	—	14,990	—	14,990
Short-Term Investments
Banker’s Acceptance Bill	—	1,591	—	1,591
Certificates of Deposit	—	18,563	—	18,563
Commercial Papers	—	14,956	—	14,956
Corporate Bond	—	902	—	902
Foreign Government Securities	—	46,828	—	46,828
Time Deposits	—	6,656	—	6,656
U.S. Government Agency Securities	—	10,200	—	10,200
U.S. Treasury Obligation	—	81	—	81
Total Short-Term Investments	—	99,777	—	99,777

Total Investments in Securities	$—	$538,148	$—	$538,148

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Six Circles Ultra Short Duration Fund (continued)

Appreciation in Other Financial Instruments
Futures contracts	$420	$—	$—	$420
Forward Foreign Currency Exchange contracts	—	3,270	—	3,270

Total Appreciation in Other Financial Instruments	$420	$3,270	$—	$3,690
Depreciation in Other Financial Instruments
Futures contracts	$(193)	$—	$—	$(193)
Forward Foreign Currency Exchange contracts	—	(361)	—	(361)
Centrally Cleared Interest Rate Swap contracts	—	(7)	—	(7)
Centrally Cleared Credit Default Swap contracts	—	(28)	—	(28)

Total Depreciation in Other Financial Instruments	$(193)	$(396)	$—	$(589)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$23,703	$—	$23,703
Collateralized Mortgage Obligations	—	21,311	—	21,311
Commercial Mortgage-Backed Securities	—	7,513	—	7,513
Corporate Bonds
Communications	—	2,408	—	2,408
Consumer Cyclical	—	6,634	—	6,634
Consumer Non-cyclical	—	15,305	—	15,305
Diversified	—	1,277	—	1,277
Energy	—	2,718	—	2,718
Financial	—	49,395	—	49,395
Industrial	—	2,377	—	2,377
Technology	—	418	—	418
Utilities	—	6,333	—	6,333

Total Corporate Bonds	—	86,865	—	86,865

Foreign Government Securities	—	8,270	—	8,270
Municipal Bonds	—	366,667	—	366,667
U.S. Government Agency Securities	—	11,472	—	11,472
Short-Term Investments
Municipal Bonds	—	31,150	—	31,150
Time Deposits	—	7,252	—	7,252
U.S. Government Agency Security	—	12,500	—	12,500
U.S. Treasury Obligations	—	1,662	—	1,662

Total Short-Term Investments	—	52,564	—	52,564

Total Investments in Securities	$—	$578,365	$—	$578,365

Appreciation in Other Financial Instruments
Futures contracts	$472	$—	$—	$472
Forward Foreign Currency Exchange contracts	—	428	—	428

Total Appreciation in Other Financial Instruments	$472	$428	$—	$900

Depreciation in Other Financial Instruments
Futures contracts	$(236)	$—	$—	$(236)
Forward Foreign Currency Exchange contracts	—	(344)	—	(344)
Centrally Cleared Interest Rate Swap contracts	—	(7)	—	(7)
Centrally Cleared Credit Default Swap contracts	—	(36)	—	(36)

Total Depreciation in Other Financial Instruments	$(236)	$(387)	$—	$(623)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$154,917	$—	$—	$154,917
Communications	2,832,224	—	—	2,832,224
Consumer Cyclical	661,059	—	—	661,059
Consumer Non-cyclical	3,310,623	—	—	3,310,623
Energy	203,064	—	—	203,064
Financial	2,787,841	—	—	2,787,841
Industrial	2,557,375	—	—	2,557,375
Technology	3,516,398	—	—	3,516,398
Utilities	219,768	—	—	219,768

Total Common Stocks	16,243,269	—	—	16,243,269

Short-Term Investments
Time Deposits	—	130,979	—	130,979

Total Investments in Securities	$16,243,269	$130,979	$—	$16,374,248

Appreciation in Other Financial Instruments
Futures contracts	$1,061	$—	$—	$1,061

Depreciation in Other Financial Instruments
Futures contracts	$(134)	$—	$—	$(134)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$40	$—	$—	$40
Australia	—	31,019	—	31,019
Austria	—	12,842	—	12,842
Belgium	—	78,336	—	78,336
Brazil	12,146	—	—	12,146
Chile	232	6,202	—	6,434
China	42,752	86,121	40	128,913
Colombia	457	—	—	457
Cyprus	—	497	—	497
Czech Republic	—	470	—	470
Denmark	—	415,050	—	415,050
Egypt	39	236	—	275
Finland	—	142,615	—	142,615
France	2,076	1,087,028	—	1,089,104
Germany	16,628	1,306,664	—	1,323,292
Greece	—	427	—	427
Hong Kong	205	8,064	115	8,384
Hungary	—	737	—	737
India	—	34,633	—	34,633
Indonesia	148	4,422	—	4,570
Ireland	—	95,020	—	95,020
Isle of Man	—	6,231	—	6,231
Italy	—	393,759	—	393,759
Jordan	—	11,173	—	11,173

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Luxembourg	$175	$3,250	$—	$3,425
Malaysia	341	4,718	—	5,059
Mexico	6,390	1,121	—	7,511
Netherlands	63,720	459,384	—	523,104
Norway	—	24,438	—	24,438
Pakistan	—	115	—	115
Peru	889	—	—	889
Philippines	41	2,266	—	2,307
Poland	124	2,222	—	2,346
Portugal	281	36,968	—	37,249
Qatar	527	2,204	—	2,731
Romania	169	—	—	169
Russia	310	10,441	—	10,751
Saudi Arabia	1,691	8,521	—	10,212
Singapore	—	88	—	88
South Africa	431	13,066	—	13,497
South Korea	59	289,184	—	289,243
Spain	—	328,001	—	328,001
Sweden	—	339,568	—	339,568
Switzerland	—	1,381,326	—	1,381,326
Taiwan	515	49,727	—	50,242
Thailand	184	6,684	—	6,868
Turkey	247	705	—	952
United Arab Emirates	540	1,820	—	2,360
United Kingdom	5,280	1,987,845	—	1,993,125
Uruguay	333	—	—	333

Total Common Stocks	156,970	8,675,208	155	8,832,333

Preferred Stocks
Brazil	4,209	—	—	4,209
Chile	—	459	—	459
Colombia	176	—	—	176
Germany	—	130,644	—	130,644
Russia	—	166	—	166
South Korea	—	34,496	—	34,496

Total Preferred Stocks	4,385	165,765	—	170,150

Rights
Chile	3	—	—	3
Italy	—	—	5	5

Total Rights	3	—	5	8

Short-Term Investments
Time Deposits	—	156,702	—	156,702

Total Investments in Securities	$161,358	$8,997,675	$160	$9,159,193

Appreciation in Other Financial Instruments
Future contract	$1,995	$—	$—	$1,995

Depreciation in Other Financial Instruments
Futures contracts	$(462)	$—	$—	$(462)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$73,437	$—	$73,437
Certificate of Deposit
Financial	—	153	—	153
Collateralized Mortgage Obligations	—	103,053	—	103,053
Commercial Mortgage-Backed Securities	—	40,165	—	40,165
Corporate Bonds
Basic Materials	—	46,593	—	46,593
Communications	—	87,283	—	87,283
Consumer Cyclical	—	94,708	—	94,708
Consumer Non-cyclical	—	188,809	—	188,809
Energy	—	68,860	—	68,860
Financial	—	471,775	2,057	473,832
Government	—	115,694	—	115,694
Industrial	—	81,702	—	81,702
Technology	—	41,523	—	41,523
Utilities	—	111,221	—	111,221

Total Corporate Bonds	—	1,308,168	2,057	1,310,225

Foreign Government Securities	—	3,266,832	—	3,266,832
Mortgage-Backed Securities	—	1,372,266	—	1,372,266
Municipal Bonds	—	2,515	—	2,515
U.S. Government Agency Securities	—	18,810	—	18,810
U.S. Treasury Obligations	—	535,126	—	535,126
Short-Term Investments
Repurchase Agreement	—	25,500	—	25,500
Time Deposits	—	560,022	—	560,022
U.S. Government Agency Security	—	2,100	—	2,100
U.S. Treasury Obligations	—	16,812	—	16,812

Total Short-Term Investments	—	604,434	—	604,434

Total Investments in Securities	$—	$7,324,959	$2,057	$7,327,016

Liabilities
Debt Securities
Foreign Government Security	$—	$1,853	$—	$1,853
Mortgage-Backed Securities	—	105,718	—	105,718

Total Securities Sold Short	$—	$107,571	$—	$107,571

Appreciation in Other Financial Instruments
Futures contracts	$3,001	$—	$—	$ 3,001
Forward Foreign Currency Exchange contracts	—	135,970	—	135,970
Centrally Cleared Interest Rate Swap contracts	—	543	—	543

Total Appreciation in Other Financial Instruments	$3,001	$136,513	$—	$139,514

Depreciation in Other Financial Instruments
Futures contracts	$(1,866)	$—	$—	$(1,866)
Forward Foreign Currency Exchange contracts	—	(8,124)	—	(8,124)
OTC Interest Rate Swap contracts	—	(73)	—	(73)
Centrally Cleared Interest Rate Swap contracts	—	(3,740)	—	(3,740)

Total Depreciation in Other Financial Instruments	$(1,866)	$(11,937)	$—	$(13,803)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$5,035,539	$—	$5,035,539
Short-Term Investments
Municipal Bonds	—	139,286	—	139,286
Time Deposits	—	198,639	—	198,639

Total Short-Term Investments	—	337,925	—	337,925

Total Investments in Securities	$—	$5,373,464	$—	$5,373,464

Appreciation in Other Financial Instruments
Future contract	$146	$—	$—	$146

Depreciation in Other Financial Instruments
Futures contract	$(986)	$—	$—	$(986)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$159,510	$7,800	$167,310
Collateralized Mortgage Obligations	—	7,227	—	7,227
Commercial Mortgage-Backed Securities	—	91,364	—	91,364
Convertible Bonds
Basic Materials	—	193	—	193
Communications	—	14,946	—	14,946
Consumer Cyclical	—	3,802	—	3,802
Consumer Non-cyclical	—	2,316	—	2,316
Energy	—	9,188	—	9,188
Financial	—	14,812	—	14,812
Industrial	—	451	—	451
Technology	—	4,935	—	4,935

Total Convertible Bonds	—	50,643	—	50,643

Corporate Bonds
Basic Materials	—	110,954	—	110,954
Communications	—	408,141	—	408,141
Consumer Cyclical	—	467,358	—	467,358
Consumer Non-cyclical	—	393,591	132	393,723
Diversified	—	555	—	555
Energy	—	337,588	1,928	339,516
Financial	—	309,316	1,900	311,216
Industrial	—	248,313	—	248,313
Technology	—	124,348	—	124,348
Utilities	—	91,278	—	91,278

Total Corporate Bonds	—	2,491,442	3,960	2,495,402

Foreign Government Securities	—	2,758	—	2,758
U.S. Treasury Obligations	—	126,221	—	126,221
Loan Assignments
Basic Materials	—	9,330	—	9,330
Communications	—	24,619	—	24,619

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Consumer Cyclical	$—	$19,407		$—	$19,407
Consumer Non-cyclical	—	14,347		—	14,347
Energy	—	6,341		—	6,341
Financial	—	11,262		1,978	13,240
Industrial	—	17,972		—	17,972
Technology	—	34,138		—	34,138
Utilities	—	1,427		—	1,427

Total Loan Assignments	—	138,843		1,978	140,821

Short-Term Investments
Commercial Papers	—	22,836		—	22,836
Time Deposits	—	122,478		—	122,478

Total Short-Term Investments	—	145,314		—	145,314

Total Investments in Securities	$—	$3,213,322		$13,738	$3,227,060

Appreciation in Other Financial Instruments
Futures contracts	$1,767	$—		$—	$1,767
Forward Foreign Currency Exchange contracts	—	435		—	435
OTC Credit default swap contracts	—	—	(h)	—	—	(h)
Centrally Cleared Credit default swap contracts	—	450		—	450

Total Appreciation in Other Financial Instruments	$1,767	$885		$—	$2,652

Depreciation in Other Financial Instruments
Futures contracts	$(429)	$—		$—	$(429)
OTC Credit default swap contracts	—	—	(h)	—	—	(h)

Total Depreciation in Other Financial Instruments	$(429)	$—	(h)	$—	$(429)

B. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of March 31, 2021, The Six Circles Credit Opportunities Fund had the following unfunded loan commitments (amounts in thousands):

					Unfunded Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value
U.S. Concrete, Inc.	Initial Term Loan	05/01/2025	1.375%	1.38%	1,500	1,485

C. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C(1) — C(3) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Global Bond Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund used fixed income index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate risk and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps and credit default swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The The Six Circles Ultra Short Duration, Six Circles Tax Aware Ultra Short Duration and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Global Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as a standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.